UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS — 56.8%
Fixed Income — 12.6%
iShares TIPS Bond ETF	51,300	5,674,806
Vanguard Short-Term Bond ETF	76,800	5,992,704
Vanguard Total International Bond ETF	1,112,750	60,689,385

Total Fixed Income		72,356,895

International Equity — 11.7%
iShares MSCI EAFE ETF	815,040	55,414,570
iShares MSCI Japan ETF	201,250	12,121,287

Total International Equity		67,535,857

U.S. Equity — 32.5%
iShares Core S&P 500 ETF	144,500	42,299,485
SPDR S&P 500 ETF Trust	499,800	145,301,856

Total U.S. Equity		187,601,341

TOTAL EXCHANGE TRADED FUNDS (Cost $261,836,195)		327,494,093

INVESTMENT COMPANIES — 35.9%
Alternative Assets — 5.0%
AQR Managed Futures Strategy Fund Class R6 Shares *	337,019	3,012,947
Boston Partners Global Long/Short Fund Class Institutional Shares *	486,577	5,654,019
CRM Long/Short Opportunities Fund Class Institutional Shares *	529,138	5,746,441
Equinox IPM Systematic Macro Fund Class I Shares *	541,222	5,439,285
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (a)	58,199	9,010,418

Total Alternative Assets		28,863,110

Fixed Income — 21.9%
Goldman Sachs Emerging Markets Debt Fund Class Institutional Shares	440,469	5,201,935
JPMorgan Core Bond Fund Class R6 Shares (b)	3,299,823	36,925,020
JPMorgan Core Plus Bond Fund Class R6 Shares (b)	4,108,694	32,869,550
JPMorgan Corporate Bond Fund Class R6 Shares (b)	2,431,424	23,049,903
JPMorgan High Yield Fund Class R6 Shares (b)	814,789	5,923,518
JPMorgan Short Duration Bond Fund Class R6 Shares (b)	1,017,118	10,842,479
JPMorgan Unconstrained Debt Fund Class R6 Shares (b)	1,196,894	11,813,340

Total Fixed Income		126,625,745

International Equity — 4.7%
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (b)	489,441	11,545,908
Oakmark International Fund Class Institutional Shares	582,290	15,494,744

Total International Equity		27,040,652

U.S. Equity — 4.3%
JPMorgan Equity Focus Fund Class I Shares (b)	232,704	8,022,499
JPMorgan Equity Income Fund Class R6 Shares (b)	458,019	8,299,296
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (b)	253,571	8,438,838

Total U.S. Equity		24,760,633

TOTAL INVESTMENT COMPANIES (Cost $201,817,685)		207,290,140

COMMON STOCKS — 6.1%
Aerospace & Defense — 0.2%
Airbus SE (France)	3,109	390,312
Meggitt plc (United Kingdom)	18,096	133,601
Safran SA (France)	3,919	548,755

		1,072,668

Airlines — 0.0% (c)
Ryanair Holdings plc, ADR (Ireland) *	605	58,104

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	1,200	58,463
Autoliv, Inc., SDR (Sweden)	846	73,759
Denso Corp. (Japan)	1,100	58,111
Koito Manufacturing Co. Ltd. (Japan)	500	32,833
Magna International, Inc. (Canada)	2,340	122,920
Stanley Electric Co. Ltd. (Japan)	100	3,419
Sumitomo Rubber Industries Ltd. (Japan)	2,100	31,534
Veoneer, Inc., SDR (Sweden) *	694	38,263

		419,302

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	951	85,676
Honda Motor Co. Ltd. (Japan)	1,900	57,221
Suzuki Motor Corp. (Japan)	1,900	108,891
Toyota Motor Corp. (Japan)	3,700	230,521

		482,309

Banks — 0.6%
ABN AMRO Group NV, CVA (Netherlands) (d)	6,133	167,027
AIB Group plc (Ireland)	9,879	51,042
Australia & New Zealand Banking Group Ltd. (Australia)	7,501	152,695
Barclays plc, ADR (United Kingdom)	2,439	21,829
BNP Paribas SA (France)	5,855	358,540
Commerzbank AG (Germany) *	3,739	38,848
Danske Bank A/S (Denmark)	3,946	103,435
DBS Group Holdings Ltd. (Singapore)	16,300	310,958
DNB ASA (Norway)	13,944	293,444
Erste Group Bank AG (Austria) *	1,986	82,452
HDFC Bank Ltd., ADR (India)	1,855	174,555
ING Groep NV (Netherlands)	12,355	160,357
Intesa Sanpaolo SpA (Italy)	33,268	84,765
KBC Group NV (Belgium)	1,230	91,461
Lloyds Banking Group plc (United Kingdom)	463,805	356,707
Mitsubishi UFJ Financial Group, Inc. (Japan)	28,200	175,198
National Bank of Canada (Canada)	2,820	140,842
Nordea Bank AB (Sweden)	17,786	193,522
Societe Generale SA (France)	2,530	108,639

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Standard Chartered plc (United Kingdom)	10,127	83,904
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,500	102,866
Svenska Handelsbanken AB, Class A (Sweden)	23,847	300,750
United Overseas Bank Ltd. (Singapore)	4,000	79,074

		3,632,910

Beverages — 0.2%
Carlsberg A/S, Class B (Denmark)	3,307	396,592
Diageo plc (United Kingdom)	11,485	406,892
Kirin Holdings Co. Ltd. (Japan)	2,000	51,296
Pernod Ricard SA (France)	2,426	397,882

		1,252,662

Biotechnology — 0.1%
CSL Ltd. (Australia)	373	54,197
Genmab A/S (Denmark) *	941	147,805
Grifols SA (Preference), Class B (Spain)	3,164	67,425
Shire plc, ADR	576	104,411

		373,838

Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	9,586	192,141

Capital Markets — 0.2%
Close Brothers Group plc (United Kingdom)	1,167	24,052
Deutsche Boerse AG (Germany)	1,060	141,729
Euronext NV (Netherlands) (d)	1,245	81,803
GAM Holding AG (Switzerland) *	3,243	23,060
London Stock Exchange Group plc (United Kingdom)	6,760	403,956
Macquarie Group Ltd. (Australia)	1,503	136,725
UBS Group AG (Registered) (Switzerland) *	5,201	82,117

		893,442

Chemicals — 0.3%
Air Liquide SA (France)	1,588	208,540
Asahi Kasei Corp. (Japan)	24,830	376,475
BASF SE (Germany)	1,562	138,601
Covestro AG (Germany) (d)	951	76,981
Givaudan SA (Registered) (Switzerland)	48	118,108
Johnson Matthey plc (United Kingdom)	2,486	115,358
Kansai Paint Co. Ltd. (Japan)	4,400	81,093
Shin-Etsu Chemical Co. Ltd. (Japan)	1,500	132,612
Tosoh Corp. (Japan)	1,200	18,482
Umicore SA (Belgium)	2,084	116,409

		1,382,659

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	6,944	61,460

Consumer Finance — 0.0% (c)
Credit Saison Co. Ltd. (Japan)	3,000	48,928

Containers & Packaging — 0.0% (c)
Amcor Ltd. (Australia)	12,850	126,999

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	13,452	108,845
Element Fleet Management Corp. (Canada)	13,107	67,481
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	9,700	57,090

		233,416

Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV (Netherlands)	37,806	99,733
KT Corp. (South Korea)	2,052	58,841
Nippon Telegraph & Telephone Corp. (Japan)	6,700	302,373
Telecom Italia SpA (Italy)	84,771	45,476
Telefonica Deutschland Holding AG (Germany)	29,045	122,695
Telefonica SA (Spain)	9,347	73,732
Telstra Corp. Ltd. (Australia)	9,003	20,742

		723,592

Electric Utilities — 0.1%
Enel SpA (Italy)	33,305	170,240
Iberdrola SA (Spain)	20,690	151,965
SSE plc (United Kingdom)	5,152	76,939

		399,144

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	5,372	127,073
Legrand SA (France)	1,089	79,406
Melrose Industries plc (United Kingdom)	22,993	59,851
Mitsubishi Electric Corp. (Japan)	14,600	200,010
Nidec Corp. (Japan)	1,070	153,861
Prysmian SpA (Italy)	3,120	72,440

		692,641

Electronic Equipment, Instruments & Components — 0.2%
Hamamatsu Photonics KK (Japan)	9,435	375,763
Keyence Corp. (Japan)	775	450,187
Largan Precision Co. Ltd. (Taiwan)	1,000	118,801
Murata Manufacturing Co. Ltd. (Japan)	1,624	249,538
Omron Corp. (Japan)	1,700	71,838

		1,266,127

Energy Equipment & Services — 0.0% (c)
Ensco plc, Class A	12,525	105,711
WorleyParsons Ltd. (Australia)	5,577	82,372

		188,083

Equity Real Estate Investment Trusts (REITs) — 0.1%
Great Portland Estates plc (United Kingdom)	5,237	45,624
Scentre Group (Australia)	25,811	74,175
Unibail-Rodamco-Westfield (France)	435	87,629

		207,428

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	3,200	142,672
Tsuruha Holdings, Inc. (Japan)	600	73,854

		216,526

Food Products — 0.2%
Associated British Foods plc (United Kingdom)	3,920	116,994
Danone SA (France)	3,024	235,011
MEIJI Holdings Co. Ltd. (Japan)	600	40,327
Nestle SA (Registered) (Switzerland)	9,898	823,876
Wilmar International Ltd. (Singapore)	32,100	75,581

		1,291,789

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	4,000	22,418

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Health Care Equipment & Supplies — 0.2%
Elekta AB, Class B (Sweden)	5,970	80,271
Essilor International Cie Generale d’Optique SA (France)	2,461	364,277
GN Store Nord A/S (Denmark)	2,138	104,070
Hoya Corp. (Japan)	2,300	136,599
Koninklijke Philips NV (Netherlands)	6,277	286,115
Siemens Healthineers AG (Germany) * (d)	1,452	63,851
Sonova Holding AG (Registered) (Switzerland)	339	67,281

		1,102,464

Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	2,958	216,911
Miraca Holdings, Inc. (Japan)	1,300	33,818

		250,729

Hotels, Restaurants & Leisure — 0.1%
Compass Group plc (United Kingdom)	4,677	103,985
Huazhu Group Ltd., ADR (China)	1,200	38,760
InterContinental Hotels Group plc (United Kingdom)	2,305	143,480
Wynn Macau Ltd. (Macau)	19,835	45,553

		331,778

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	10,500	121,708
Persimmon plc (United Kingdom)	3,503	107,848
Sony Corp. (Japan)	1,400	85,103

		314,659

Household Products — 0.0% (c)
Essity AB, Class B (Sweden)	3,311	83,111
Reckitt Benckiser Group plc (United Kingdom)	715	65,315

		148,426

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	3,600	99,647

Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. (Hong Kong)	13,596	156,500
DCC plc (United Kingdom)	1,174	106,484
Jardine Matheson Holdings Ltd. (Hong Kong)	3,855	241,852
Rheinmetall AG (Germany)	1,335	139,548
Sembcorp Industries Ltd. (Singapore)	9,800	22,134
Siemens AG (Registered) (Germany)	2,829	361,726

		1,028,244

Insurance — 0.5%
AIA Group Ltd. (Hong Kong)	83,185	741,754
Aon plc	420	64,588
Aviva plc (United Kingdom)	14,380	91,751
AXA SA (France)	7,341	196,707
Direct Line Insurance Group plc (United Kingdom)	27,646	116,688
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	785	173,396
Ping An Insurance Group Co. of China Ltd., Class H (China)	11,000	111,432
Prudential plc (United Kingdom)	18,340	420,501
RSA Insurance Group plc (United Kingdom)	6,677	50,025
Sampo OYJ, Class A (Finland)	4,351	225,160
Storebrand ASA (Norway)	12,810	114,443
Sun Life Financial, Inc. (Canada)	3,900	155,046
Tokio Marine Holdings, Inc. (Japan)	3,300	163,824
Zurich Insurance Group AG (Switzerland)	423	133,374

		2,758,689

Interactive Media & Services — 0.1%
Baidu, Inc., ADR (China) *	320	73,177
NAVER Corp. (South Korea)	56	36,146
Tencent Holdings Ltd. (China)	2,000	81,662
Yahoo Japan Corp. (Japan)	14,000	50,276
YY, Inc., ADR (China) *	1,036	77,617

		318,878

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., ADR (China) *	660	108,742
MercadoLibre, Inc. (Argentina)	520	177,044
Zalando SE (Germany) * (d)	1,066	41,423

		327,209

IT Services — 0.0% (c)
Infosys Ltd., ADR (India)	8,300	84,411

Machinery — 0.1%
FANUC Corp. (Japan)	290	54,559
Hoshizaki Corp. (Japan)	1,160	120,065
Kubota Corp. (Japan)	4,200	71,355
SMC Corp. (Japan)	1,530	489,709
THK Co. Ltd. (Japan)	4,400	111,963

		847,651

Media — 0.1%
CyberAgent, Inc. (Japan)	1,300	69,181
Eutelsat Communications SA (France)	3,047	71,987
JCDecaux SA (France)	3,295	120,508
Modern Times Group MTG AB, Class B (Sweden)	3,483	127,693
Naspers Ltd., Class N, ADR (South Africa)	1,785	76,380
SES SA, FDR (Luxembourg)	4,760	104,453
Stroeer SE & Co. KGaA (Germany)	1,020	58,271
WPP plc (United Kingdom)	8,582	125,680

		754,153

Metals & Mining — 0.1%
Antofagasta plc (Chile)	6,511	72,353
BHP Billiton Ltd. (Australia)	1,269	31,612
BHP Billiton plc (Australia)	4,998	109,064
Independence Group NL (Australia)	20,689	69,688
Rio Tinto Ltd. (Australia)	812	46,180
Rio Tinto plc (Australia)	935	47,163
South32 Ltd. (Australia)	20,718	58,224
Sumitomo Metal Mining Co. Ltd. (Japan)	2,100	73,635

		507,919

Multiline Retail — 0.0% (c)
Lojas Renner SA (Brazil)	4,967	38,078
Ryohin Keikaku Co. Ltd. (Japan)	215	63,906

		101,984

Multi-Utilities — 0.0% (c)
E.ON SE (Germany)	4,135	42,077
Engie SA (France)	9,481	139,581
National Grid plc (United Kingdom)	10,421	107,636

		289,294

Oil, Gas & Consumable Fuels — 0.2%
Equinor ASA (Norway)	3,272	91,996

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Royal Dutch Shell plc, Class B (Netherlands)	8,335	291,780
Royal Dutch Shell plc, Class B, ADR (Netherlands)	2,899	205,626
TOTAL SA (France)	6,388	415,353

		1,004,755

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	5,502	105,067

Personal Products — 0.2%
Kose Corp. (Japan)	300	57,163
L’Oreal SA (France)	1,823	439,502
Pola Orbis Holdings, Inc. (Japan)	1,300	47,480
Unilever plc (United Kingdom)	6,562	360,478

		904,623

Pharmaceuticals — 0.4%
Astellas Pharma, Inc. (Japan)	12,600	220,033
AstraZeneca plc (United Kingdom)	6,655	518,718
Bayer AG (Registered) (Germany)	3,020	267,876
GlaxoSmithKline plc, ADR (United Kingdom)	3,900	156,663
Hutchison China MediTech Ltd., ADR (Hong Kong) *	800	25,752
Novartis AG (Registered) (Switzerland)	5,111	439,947
Novo Nordisk A/S, Class B (Denmark)	9,229	434,364
Roche Holding AG (Switzerland)	1,220	295,015
Sanofi (France)	2,050	183,162

		2,541,530

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	1,513	103,015
Recruit Holdings Co. Ltd. (Japan)	3,400	113,565
RELX plc (United Kingdom)	4,410	92,772

		309,352

Real Estate Management & Development — 0.0% (c)
Mitsui Fudosan Co. Ltd. (Japan)	3,700	87,508

Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	655	58,819
Central Japan Railway Co. (Japan)	500	104,099
DSV A/S (Denmark)	1,845	167,656

		330,574

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	2,143	402,358
Broadcom, Inc.	643	158,647
NXP Semiconductors NV (Netherlands) *	1,080	92,340
Renesas Electronics Corp. (Japan) *	4,400	27,549
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	9,340	412,455
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	30,000	256,006
Tokyo Electron Ltd. (Japan)	900	124,038

		1,473,393

Software — 0.1%
SAP SE (Germany)	3,289	404,427

Specialty Retail — 0.0% (c)
BCA Marketplace plc (United Kingdom)	61,355	163,142
Kingfisher plc (United Kingdom)	34,979	118,272

		281,414

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	4,933	206,451
Samsung Electronics Co. Ltd., GDR (South Korea) (d)	75	63,979

		270,430

Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group plc (United Kingdom)	4,606	120,950
China Hongxing Sports Ltd. (China) * ‡	743,000	1
Hermes International (France)	100	66,252
Kering SA (France)	729	391,003
LVMH Moet Hennessy Louis Vuitton SE (France)	947	334,642
Moncler SpA (Italy)	2,642	113,679
Samsonite International SA * (d)	47,100	174,217

		1,200,744

Tobacco — 0.1%
British American Tobacco plc (United Kingdom)	6,645	309,793
Imperial Brands plc (United Kingdom)	3,219	112,015

		421,808

Trading Companies & Distributors — 0.1%
Brenntag AG (Germany)	2,430	149,862
Mitsubishi Corp. (Japan)	3,800	117,050
Sumitomo Corp. (Japan)	12,300	204,982

		471,894

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Class L, ADR (Mexico)	8,200	131,692
NTT DOCOMO, Inc. (Japan)	6,890	185,186
SoftBank Group Corp. (Japan)	5,100	509,488
Vodafone Group plc, ADR (United Kingdom)	8,381	181,868
Vodafone Group plc (United Kingdom)	32,039	68,648

		1,076,882

TOTAL COMMON STOCKS (Cost $26,599,976)		35,389,122

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.18% (b) (e) (Cost $7,137,341)	7,136,561	7,138,702

Total Investments — 100.0% (Cost $497,391,197)		577,312,057
Liabilities in Excess of Other Assets — 0.0% (c) (f)		(175,111)

Net Assets — 100.0%		577,136,946

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	91.1%
Ireland	1.6
Japan	1.3
United Kingdom	1.0
Others (each less than 1.0%)	3.8
Short-Term Investments	1.2

*	Percentages indicated are based on total investments as of September 30, 2018.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
TIPS	Treasury Inflation Protected Security
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	The rate shown is the current yield as of September 30, 2018.
(f)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$1,072,668	$—	$1,072,668
Auto Components	161,183	258,119	—	419,302
Automobiles	—	482,309	—	482,309
Banks	388,268	3,244,642	—	3,632,910
Beverages	—	1,252,662	—	1,252,662
Biotechnology	104,411	269,427	—	373,838
Building Products	—	192,141	—	192,141
Capital Markets	—	893,442	—	893,442
Chemicals	—	1,382,659	—	1,382,659
Communications Equipment	—	61,460	—	61,460
Consumer Finance	—	48,928	—	48,928
Containers & Packaging	—	126,999	—	126,999
Diversified Financial Services	67,481	165,935	—	233,416
Diversified Telecommunication Services	58,841	664,751	—	723,592
Electric Utilities	—	399,144	—	399,144
Electrical Equipment	—	692,641	—	692,641

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$—	$1,266,127	$—	$1,266,127
Energy Equipment & Services	105,711	82,372	—	188,083
Equity Real Estate Investment
Trusts (REITs)	—	207,428	—	207,428
Food & Staples Retailing	—	216,526	—	216,526
Food Products	—	1,291,789	—	1,291,789
Gas Utilities	—	22,418	—	22,418
Health Care Equipment & Supplies	63,851	1,038,613	—	1,102,464
Health Care Providers & Services	—	250,729	—	250,729
Hotels, Restaurants & Leisure	38,760	293,018	—	331,778
Household Durables	—	314,659	—	314,659
Household Products	—	148,426	—	148,426
Independent Power and Renewable
Electricity Producers	—	99,647	—	99,647
Industrial Conglomerates	—	1,028,244	—	1,028,244
Insurance	219,634	2,539,055	—	2,758,689
Interactive Media & Services	150,794	168,084	—	318,878
Internet & Direct Marketing Retail	285,786	41,423	—	327,209
Machinery	—	847,651	—	847,651
Media	301,341	452,812	—	754,153
Metals & Mining	—	507,919	—	507,919
Multiline Retail	38,078	63,906	—	101,984
Multi-Utilities	—	289,294	—	289,294
Oil, Gas & Consumable Fuels	205,626	799,129	—	1,004,755
Paper & Forest Products	—	105,067	—	105,067
Personal Products	—	904,623	—	904,623
Pharmaceuticals	182,415	2,359,115	—	2,541,530
Professional Services	—	309,352	—	309,352
Real Estate Management & Development	—	87,508	—	87,508
Road & Rail	58,819	271,755	—	330,574
Semiconductors & Semiconductor Equipment	663,442	809,951	—	1,473,393
Software	—	404,427	—	404,427
Specialty Retail	—	281,414	—	281,414
Technology Hardware, Storage & Peripherals	—	270,430	—	270,430
Textiles, Apparel & Luxury Goods	—	1,200,743	1	1,200,744
Tobacco	—	421,808	—	421,808
Trading Companies & Distributors	—	471,894	—	471,894
Wireless Telecommunication Services	313,560	763,322	—	1,076,882
Other Common Stocks	142,515	—	—	142,515

Total Common Stocks	3,550,516	31,838,605	1	35,389,122

Exchange-Traded Funds	327,494,093	—	—	327,494,093
Investment Companies	198,279,722	—	—	198,279,722
Short-Term Investments
Investment Companies	7,138,702	—	—	7,138,702

Total Investments in Securities	$536,463,033	$31,838,605	$1	$568,301,639

As of September 30, 2018, certain Investment Companies with a fair value of $9,010,418 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended September 30, 2018.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS — 61.6%
Fixed Income — 5.8%
Vanguard Short-Term Bond ETF	70,400	5,493,312
Vanguard Total International Bond ETF	492,400	26,855,496

Total Fixed Income		32,348,808

International Equity — 14.6%
iShares MSCI EAFE ETF	1,038,250	70,590,617
iShares MSCI Japan ETF	181,012	10,902,353

Total International Equity		81,492,970

U.S. Equity — 41.2%
iShares Core S&P 500 ETF	247,300	72,392,129
SPDR S&P 500 ETF Trust	538,000	156,407,360

Total U.S. Equity		228,799,489

TOTAL EXCHANGE TRADED FUNDS (Cost $264,822,281)		342,641,267

INVESTMENT COMPANIES — 28.8%
Alternative Assets — 4.9%
AQR Managed Futures Strategy Fund Class R6 Shares *	314,331	2,810,117
Boston Partners Global Long/Short Fund Class Institutional Shares *	469,299	5,453,251
CRM Long/Short Opportunities Fund Class Institutional Shares *	536,913	5,830,872
Equinox IPM Systematic Macro Fund Class I Shares *	512,209	5,147,699
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (a)	55,063	8,524,926

Total Alternative Assets		27,766,865

Fixed Income — 8.7%
JPMorgan Core Bond Fund Class R6 Shares (b)	1,496,917	16,750,496
JPMorgan Core Plus Bond Fund Class R6 Shares (b)	1,494,656	11,957,249
JPMorgan Corporate Bond Fund Class R6 Shares (b)	1,038,050	9,840,710
JPMorgan Short Duration Bond Fund Class R6 Shares (b)	882,436	9,406,772

Total Fixed Income		47,955,227

International Equity — 10.9%
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (b)	1,788,069	42,180,558
Oakmark International Fund Class Institutional Shares	698,061	18,575,391

Total International Equity		60,755,949

U.S. Equity — 4.3%
JPMorgan Equity Focus Fund Class I Shares (b)	220,240	7,592,796
JPMorgan Equity Income Fund Class R6 Shares (b)	430,839	7,806,802
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (b)	249,360	8,298,717

Total U.S. Equity		23,698,315

TOTAL INVESTMENT COMPANIES (Cost $142,451,401)		160,176,356

COMMON STOCKS — 8.2%
Aerospace & Defense — 0.3%
Airbus SE (France)	5,123	643,155
Meggitt plc (United Kingdom)	23,427	172,960
Safran SA (France)	5,544	776,293

		1,592,408

Airlines — 0.0% (c)
Ryanair Holdings plc, ADR (Ireland) *	615	59,065

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	1,600	77,951
Autoliv, Inc., SDR (Sweden)	1,100	95,903
Denso Corp. (Japan)	1,100	58,111
Koito Manufacturing Co. Ltd. (Japan)	700	45,967
Magna International, Inc. (Canada)	2,952	155,069
Stanley Electric Co. Ltd. (Japan)	200	6,837
Sumitomo Rubber Industries Ltd. (Japan)	2,700	40,544
Veoneer, Inc., SDR (Sweden) *	858	47,305

		527,687

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	1,208	108,830
Honda Motor Co. Ltd. (Japan)	2,500	75,291
Suzuki Motor Corp. (Japan)	2,500	143,278
Toyota Motor Corp. (Japan)	4,800	299,053

		626,452

Banks — 0.8%
ABN AMRO Group NV, CVA (Netherlands) (d)	7,555	205,754
AIB Group plc (Ireland)	11,360	58,062
Australia & New Zealand Banking Group Ltd. (Australia)	9,696	197,378
Barclays plc, ADR (United Kingdom)	3,146	28,157
BNP Paribas SA (France)	7,203	441,087
Commerzbank AG (Germany) *	4,447	46,204
Danske Bank A/S (Denmark)	4,713	123,540
DBS Group Holdings Ltd. (Singapore)	20,300	387,266
DNB ASA (Norway)	16,696	351,359
Erste Group Bank AG (Austria) *	2,524	104,788
HDFC Bank Ltd., ADR (India)	2,770	260,657
ING Groep NV (Netherlands)	15,718	204,005
Intesa Sanpaolo SpA (Italy)	42,282	107,732
KBC Group NV (Belgium)	1,610	119,717
Lloyds Banking Group plc (United Kingdom)	572,676	440,438
Mitsubishi UFJ Financial Group, Inc. (Japan)	35,900	223,036
National Bank of Canada (Canada)	3,600	179,798
Nordea Bank AB (Sweden)	22,755	247,588
Societe Generale SA (France)	3,300	141,703
Standard Chartered plc (United Kingdom)	13,194	109,315
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,200	131,669
Svenska Handelsbanken AB, Class A (Sweden)	29,752	375,222
United Overseas Bank Ltd. (Singapore)	5,100	100,819

		4,585,294

Beverages — 0.3%
Carlsberg A/S, Class B (Denmark)	4,417	529,709
Diageo plc (United Kingdom)	14,930	528,941
Kirin Holdings Co. Ltd. (Japan)	2,700	69,250
Pernod Ricard SA (France)	2,786	456,925

		1,584,825

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Biotechnology — 0.1%
CSL Ltd. (Australia)	501	72,795
Genmab A/S (Denmark) *	1,591	249,902
Grifols SA (Preference), Class B (Spain)	3,611	76,950
Shire plc, ADR	733	132,871

		532,518

Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	12,507	250,689

Capital Markets — 0.2%
Close Brothers Group plc (United Kingdom)	1,552	31,987
Deutsche Boerse AG (Germany)	1,280	171,145
Euronext NV (Netherlands) (d)	1,500	98,558
GAM Holding AG (Switzerland) *	4,093	29,104
London Stock Exchange Group plc (United Kingdom)	8,130	485,822
Macquarie Group Ltd. (Australia)	1,927	175,296
UBS Group AG (Registered) (Switzerland) *	5,309	83,822

		1,075,734

Chemicals — 0.3%
Air Liquide SA (France)	1,823	239,400
Asahi Kasei Corp. (Japan)	27,105	410,969
BASF SE (Germany)	1,987	176,313
Covestro AG (Germany) (d)	1,248	101,022
Givaudan SA (Registered) (Switzerland)	51	125,490
Johnson Matthey plc (United Kingdom)	3,316	153,873
Kansai Paint Co. Ltd. (Japan)	5,300	97,680
Shin-Etsu Chemical Co. Ltd. (Japan)	1,400	123,772
Tosoh Corp. (Japan)	1,700	26,183
Umicore SA (Belgium)	2,650	148,025

		1,602,727

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	8,814	78,011

Consumer Finance — 0.0% (c)
Credit Saison Co. Ltd. (Japan)	3,700	60,345

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	15,326	151,470

Diversified Financial Services — 0.1%
Challenger Ltd. (Australia)	17,658	142,878
Element Fleet Management Corp. (Canada)	16,617	85,552
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	12,300	72,392

		300,822

Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV (Netherlands)	40,820	107,684
KT Corp. (South Korea)	2,604	74,670
Nippon Telegraph & Telephone Corp. (Japan)	8,600	388,121
Telecom Italia SpA (Italy)	107,518	57,678
Telefonica Deutschland Holding AG (Germany)	34,447	145,515
Telefonica SA (Spain)	11,872	93,650
Telstra Corp. Ltd. (Australia)	11,659	26,861

		894,179

Electric Utilities — 0.1%
Enel SpA (Italy)	39,385	201,318
Iberdrola SA (Spain)	26,765	196,585
SSE plc (United Kingdom)	6,017	89,857

		487,760

Electrical Equipment — 0.2%
ABB Ltd. (Registered) (Switzerland)	6,737	159,362
Legrand SA (France)	1,383	100,843
Melrose Industries plc (United Kingdom)	29,331	76,348
Mitsubishi Electric Corp. (Japan)	18,400	252,068
Nidec Corp. (Japan)	1,315	189,091
Prysmian SpA (Italy)	3,964	92,036

		869,748

Electronic Equipment, Instruments & Components — 0.3%
Hamamatsu Photonics KK (Japan)	14,670	584,255
Keyence Corp. (Japan)	1,010	586,696
Largan Precision Co. Ltd. (Taiwan)	1,000	118,801
Murata Manufacturing Co. Ltd. (Japan)	2,243	344,651
Omron Corp. (Japan)	2,100	88,741

		1,723,144

Energy Equipment & Services — 0.1%
Ensco plc, Class A	14,905	125,798
WorleyParsons Ltd. (Australia)	7,087	104,674

		230,472

Equity Real Estate Investment Trusts (REITs) — 0.1%
Great Portland Estates plc (United Kingdom)	6,642	57,864
Scentre Group (Australia)	32,790	94,231
Unibail-Rodamco-Westfield (France)	554	111,601

		263,696

Food & Staples Retailing — 0.1%
Seven & i Holdings Co. Ltd. (Japan)	4,000	178,340
Tsuruha Holdings, Inc. (Japan)	800	98,472

		276,812

Food Products — 0.3%
Associated British Foods plc (United Kingdom)	4,840	144,452
Danone SA (France)	3,320	258,015
MEIJI Holdings Co. Ltd. (Japan)	700	47,048
Nestle SA (Registered) (Switzerland)	13,195	1,098,307
Wilmar International Ltd. (Singapore)	40,700	95,830

		1,643,652

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	5,500	30,825

Health Care Equipment & Supplies — 0.3%
Elekta AB, Class B (Sweden)	7,586	101,999
Essilor International Cie Generale d’Optique SA (France)	3,465	512,888
GN Store Nord A/S (Denmark)	2,575	125,342
Hoya Corp. (Japan)	2,700	160,356
Koninklijke Philips NV (Netherlands)	8,077	368,162
Siemens Healthineers AG (Germany) * (d)	1,843	81,045
Sonova Holding AG (Registered) (Switzerland)	469	93,082

		1,442,874

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	3,670	269,122
Miraca Holdings, Inc. (Japan)	1,700	44,224

		313,346

Hotels, Restaurants & Leisure — 0.1%
Compass Group plc (United Kingdom)	5,945	132,177
Huazhu Group Ltd., ADR (China)	1,600	51,680
InterContinental Hotels Group plc (United Kingdom)	2,785	173,358
Wynn Macau Ltd. (Macau)	19,675	45,186

		402,401

Household Durables — 0.1%
Panasonic Corp. (Japan)	13,300	154,164
Persimmon plc (United Kingdom)	4,508	138,789
Sony Corp. (Japan)	1,800	109,418

		402,371

Household Products — 0.0% (c)
Essity AB, Class B (Sweden)	4,208	105,626
Reckitt Benckiser Group plc (United Kingdom)	850	77,648

		183,274

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	4,500	124,559

Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. (Hong Kong)	16,964	195,268
DCC plc (United Kingdom)	1,482	134,420
Jardine Matheson Holdings Ltd. (Hong Kong)	4,860	304,903
Rheinmetall AG (Germany)	1,603	167,562
Sembcorp Industries Ltd. (Singapore)	15,000	33,879
Siemens AG (Registered) (Germany)	3,461	442,536

		1,278,568

Insurance — 0.6%
AIA Group Ltd. (Hong Kong)	94,625	843,763
Aon plc	550	84,579
Aviva plc (United Kingdom)	18,275	116,603
AXA SA (France)	9,253	247,941
Direct Line Insurance Group plc (United Kingdom)	35,836	151,256
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	1,013	223,758
Ping An Insurance Group Co. of China Ltd., Class H (China)	14,500	146,888
Prudential plc (United Kingdom)	23,921	548,462
RSA Insurance Group plc (United Kingdom)	8,472	63,474
Sampo OYJ, Class A (Finland)	6,145	317,998
Storebrand ASA (Norway)	16,565	147,989
Sun Life Financial, Inc. (Canada)	5,100	202,752
Tokio Marine Holdings, Inc. (Japan)	4,200	208,503
Zurich Insurance Group AG (Switzerland)	543	171,211

		3,475,177

Interactive Media & Services — 0.1%
Baidu, Inc., ADR (China) *	408	93,302
NAVER Corp. (South Korea)	75	48,410
Tencent Holdings Ltd. (China)	2,500	102,077
Yahoo Japan Corp. (Japan)	17,700	63,563
YY, Inc., ADR (China) *	1,347	100,917

		408,269

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., ADR (China) *	840	138,398
MercadoLibre, Inc. (Argentina)	665	226,413
Zalando SE (Germany) * (d)	1,400	54,402

		419,213

IT Services — 0.0% (c)
Infosys Ltd., ADR (India)	10,500	106,785

Machinery — 0.2%
FANUC Corp. (Japan)	305	57,380
Hoshizaki Corp. (Japan)	1,520	157,327
Kubota Corp. (Japan)	4,500	76,451
SMC Corp. (Japan)	1,685	539,320
THK Co. Ltd. (Japan)	5,700	145,044

		975,522

Media — 0.2%
CyberAgent, Inc. (Japan)	1,700	90,468
Eutelsat Communications SA (France)	3,922	92,659
JCDecaux SA (France)	4,470	163,482
Modern Times Group MTG AB, Class B (Sweden)	5,685	208,422
Naspers Ltd., Class N, ADR (South Africa)	1,770	75,738
SES SA, FDR (Luxembourg)	6,576	144,303
Stroeer SE & Co. KGaA (Germany)	1,294	73,924
WPP plc (United Kingdom)	10,762	157,605

		1,006,601

Metals & Mining — 0.1%
Antofagasta plc (Chile)	8,268	91,877
BHP Billiton Ltd. (Australia)	1,515	37,740
BHP Billiton plc (Australia)	6,367	138,938
Independence Group NL (Australia)	28,175	94,903
Rio Tinto Ltd. (Australia)	1,029	58,522
Rio Tinto plc (Australia)	1,395	70,366
South32 Ltd. (Australia)	26,292	73,888
Sumitomo Metal Mining Co. Ltd. (Japan)	2,700	94,674

		660,908

Multiline Retail — 0.0% (c)
Lojas Renner SA (Brazil)	7,055	54,084
Ryohin Keikaku Co. Ltd. (Japan)	380	112,951

		167,035

Multi-Utilities — 0.1%
E.ON SE (Germany)	5,241	53,331
Engie SA (France)	12,059	177,535
National Grid plc (United Kingdom)	12,561	129,740

		360,606

Oil, Gas & Consumable Fuels — 0.2%
Equinor ASA (Norway)	4,159	116,935
Royal Dutch Shell plc, Class B (Netherlands)	10,895	381,397
Royal Dutch Shell plc, Class B, ADR (Netherlands)	3,690	261,732
TOTAL SA (France)	8,282	538,502

		1,298,566

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	6,993	133,539

Personal Products — 0.2%
Kose Corp. (Japan)	400	76,218
L’Oreal SA (France)	2,676	645,149
Pola Orbis Holdings, Inc. (Japan)	1,900	69,394

Unilever plc (United Kingdom)	8,217	451,394

		1,242,155

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Pharmaceuticals — 0.6%
Astellas Pharma, Inc. (Japan)	16,100	281,154
AstraZeneca plc (United Kingdom)	9,570	745,925
Bayer AG (Registered) (Germany)	3,880	344,159
GlaxoSmithKline plc, ADR (United Kingdom)	5,300	212,901
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1,100	35,409
Novartis AG (Registered) (Switzerland)	6,758	581,718
Novo Nordisk A/S, Class B (Denmark)	12,594	592,737
Roche Holding AG (Switzerland)	1,553	375,539
Sanofi (France)	2,582	230,695

		3,400,237

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	2,040	138,897
Recruit Holdings Co. Ltd. (Japan)	4,300	143,626
RELX plc (United Kingdom)	5,760	121,171

		403,694

Real Estate Management & Development — 0.0% (c)
Mitsui Fudosan Co. Ltd. (Japan)	4,900	115,889

Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	1,015	91,147
Central Japan Railway Co. (Japan)	700	145,739
DSV A/S (Denmark)	2,225	202,187

		439,073

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	2,915	547,305
Broadcom, Inc.	820	202,319
NXP Semiconductors NV (Netherlands) *	1,370	117,135
Renesas Electronics Corp. (Japan) *	5,900	36,940
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	12,325	544,272
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	38,000	324,274
Tokyo Electron Ltd. (Japan)	1,100	151,602

		1,923,847

Software — 0.1%
SAP SE (Germany)	4,371	537,474

Specialty Retail — 0.0% (c)
BCA Marketplace plc (United Kingdom)	81,090	215,617
Kingfisher plc (United Kingdom)	45,051	152,328

		367,945

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea)	5,997	250,980
Samsung Electronics Co. Ltd., GDR (South Korea) (d)	105	89,570

		340,550

Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group plc (United Kingdom)	5,965	156,637
China Hongxing Sports Ltd. (China) * ‡	755,000	—	(e)
Hermes International (France)	95	62,940
Kering SA (France)	1,063	570,145
LVMH Moet Hennessy Louis Vuitton SE (France)	1,110	392,242
Moncler SpA (Italy)	3,359	144,529
Samsonite International SA * (d)	65,165	241,037

		1,567,530

Tobacco — 0.1%
British American Tobacco plc (United Kingdom)	8,665	403,966
Imperial Brands plc (United Kingdom)	4,199	146,117

		550,083

Trading Companies & Distributors — 0.1%
Brenntag AG (Germany)	2,813	173,482
Mitsubishi Corp. (Japan)	4,900	150,933
Sumitomo Corp. (Japan)	15,800	263,311

		587,726

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Class L, ADR (Mexico)	8,775	140,926
NTT DOCOMO, Inc. (Japan)	8,800	236,523
SoftBank Group Corp. (Japan)	6,020	601,395
Vodafone Group plc, ADR (United Kingdom)	10,700	232,190
Vodafone Group plc (United Kingdom)	41,815	89,594

		1,300,628

TOTAL COMMON STOCKS (Cost $35,159,921)		45,384,780

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.18% (b) (f) (Cost $7,552,176)	7,551,132	7,553,398

Total Investments — 100.0% (Cost $449,985,779)		555,755,801
Other Assets Less Liabilities — 0.0% (c) (g)		4,340

Net Assets — 100.0%		555,760,141

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*

United States	89.0%
Japan	1.6
Ireland	1.6
United Kingdom	1.3
France	1.2
Others (each less than 1.0%)	3.9
Short-Term Investments	1.4

*	Percentages indicated are based on total investments as of September 30, 2018.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Amount rounds to less than 1.
(f)	The rate shown is the current yield as of September 30, 2018.
(g)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$1,592,408	$—		$1,592,408
Auto Components	202,374	325,313	—		527,687
Automobiles	—	626,452	—		626,452
Banks	468,612	4,116,682	—		4,585,294
Beverages	—	1,584,825	—		1,584,825
Biotechnology	132,871	399,647	—		532,518
Building Products	—	250,689	—		250,689
Capital Markets	—	1,075,734	—		1,075,734
Chemicals	—	1,602,727	—		1,602,727
Communications Equipment	—	78,011	—		78,011
Consumer Finance	—	60,345	—		60,345
Containers & Packaging	—	151,470	—		151,470
Diversified Financial Services	85,552	215,270	—		300,822
Diversified Telecommunication Services	74,670	819,509	—		894,179
Electric Utilities	—	487,760	—		487,760
Electrical Equipment	—	869,748	—		869,748
Electronic Equipment, Instruments & Components	—	1,723,144	—		1,723,144
Energy Equipment & Services	125,798	104,674	—		230,472
Equity Real Estate Investment Trusts (REITs)	—	263,696	—		263,696
Food & Staples Retailing	—	276,812	—		276,812
Food Products	—	1,643,652	—		1,643,652
Gas Utilities	—	30,825	—		30,825
Health Care Equipment & Supplies	81,045	1,361,829	—		1,442,874
Health Care Providers & Services	—	313,346	—		313,346
Hotels, Restaurants & Leisure	51,680	350,721	—		402,401
Household Durables	—	402,371	—		402,371
Household Products	—	183,274	—		183,274
Independent Power and Renewable Electricity Producers	—	124,559	—		124,559
Industrial Conglomerates	—	1,278,568	—		1,278,568
Insurance	287,331	3,187,846	—		3,475,177
Interactive Media & Services	194,219	214,050	—		408,269
Internet & Direct Marketing Retail	364,811	54,402	—		419,213
Machinery	—	975,522	—		975,522
Media	383,523	623,078	—		1,006,601
Metals & Mining	—	660,908	—		660,908
Multiline Retail	54,084	112,951	—		167,035
Multi-Utilities	—	360,606	—		360,606
Oil, Gas & Consumable Fuels	261,732	1,036,834	—		1,298,566
Paper & Forest Products	—	133,539	—		133,539
Personal Products	—	1,242,155	—		1,242,155
Pharmaceuticals	248,310	3,151,927	—		3,400,237
Professional Services	—	403,694	—		403,694
Real Estate Management & Development	—	115,889	—		115,889
Road & Rail	91,147	347,926	—		439,073
Semiconductors & Semiconductor Equipment	863,726	1,060,121	—		1,923,847
Software	—	537,474	—		537,474
Specialty Retail	—	367,945	—		367,945
Technology Hardware, Storage & Peripherals	—	340,550	—		340,550
Textiles, Apparel & Luxury Goods	—	1,567,530	—	(a)	1,567,530
Tobacco	—	550,083	—		550,083

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Trading Companies & Distributors	$—	$587,726	$—		$587,726
Wireless Telecommunication Services	373,116	927,512	—		1,300,628
Other Common Stocks	165,850	—	—		165,850

Total Common Stocks	4,510,451	40,874,329	—	(a)	45,384,780

Exchange-Traded Funds	342,641,267	—	—		342,641,267
Investment Companies	151,651,430	—	—		151,651,430
Short-Term Investments
Investment Companies	7,553,398	—	—		7,553,398

Total Investments in Securities	$506,356,546	$40,874,329	$—	(a)	$547,230,875

(a)	Amount rounds to less than 1.

As of September 30, 2018, certain Investment Companies with a fair value of $8,524,926 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

Transfers between fair values are valued utilizing values as of the beginning of the year.

There were no significant transfers between any levels during the period ended September 30, 2018.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 54.7%
Aerospace & Defense — 1.2%
Airbus SE (France)	15		1,932
Boeing Co. (The)	12		4,352
Dassault Aviation SA (France)	–	(a)	280
General Dynamics Corp.	13		2,584
Huntington Ingalls Industries, Inc.	–	(a)	96
Lockheed Martin Corp.	1		489
Meggitt plc (United Kingdom)	67		493
Northrop Grumman Corp.	8		2,679
Raytheon Co.	1		146
Rockwell Collins, Inc.	–	(a)	35
Safran SA (France)	8		1,115
Textron, Inc.	2		119
Thales SA (France)	3		484
TransDigm Group, Inc.*	–	(a)	25
United Technologies Corp.	7		1,014

			15,843

Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered) (Germany)	12		425
FedEx Corp.	–	(a)	91
Yamato Holdings Co. Ltd. (Japan)	15		460

			976

Airlines — 0.5%
AirAsia Group Bhd. (Malaysia)	302		230
American Airlines Group, Inc.	4		180
Delta Air Lines, Inc.	38		2,197
Deutsche Lufthansa AG (Registered) (Germany)	17		410
International Consolidated Airlines Group SA (United Kingdom)	69		590
Japan Airlines Co. Ltd. (Japan)	12		413
Qantas Airways Ltd. (Australia)	119		508
Ryanair Holdings plc, ADR (Ireland)*	5		460
Southwest Airlines Co.	10		618
Turk Hava Yollari AO (Turkey)*	65		207
United Continental Holdings, Inc.*	3		250

			6,063

Auto Components — 0.4%
Aptiv plc	1		67
BorgWarner, Inc.	2		96
Bridgestone Corp. (Japan)	26		983
Cie Generale des Etablissements Michelin SCA (France)	3		389
Cie Plastic Omnium SA (France)	2		92
Continental AG (Germany)	5		849
Faurecia SA (France)	9		527
FCC Co. Ltd. (Japan)	2		54
Huayu Automotive Systems Co. Ltd., Class A (China)	11		37
Koito Manufacturing Co. Ltd. (Japan)	4		289
LCI Industries	3		263
Nexteer Automotive Group Ltd. (China)	55		87
NGK Spark Plug Co. Ltd. (Japan)	16		455
Sumitomo Electric Industries Ltd. (Japan)	25		389
Toyota Boshoku Corp. (Japan)	6		105
TS Tech Co. Ltd. (Japan)	4		152
Weifu High-Technology Group Co. Ltd., Class A (China)	13		36

			4,870

Automobiles — 0.6%
Daimler AG (Registered) (Germany)	13		809
Fiat Chrysler Automobiles NV (United Kingdom)*	34		597
Ford Motor Co.	29		268
Geely Automobile Holdings Ltd. (China)	86		172
General Motors Co.	4		125
Harley-Davidson, Inc.	2		100
Honda Motor Co. Ltd. (Japan)	62		1,864
Mahindra & Mahindra Ltd. (India)	10		122
Peugeot SA (France)	19		519
Renault SA (France)	7		638
Tesla, Inc.*	1		262
Toyota Motor Corp. (Japan)	36		2,224

			7,700

Banks — 4.6%
ABN AMRO Group NV, CVA (Netherlands) (b)	22		609
Associated Banc-Corp.	10		273
Australia & New Zealand Banking Group Ltd. (Australia)	39		789
Banco Bilbao Vizcaya Argentaria SA (Spain)	94		596
Banco do Brasil SA (Brazil)*	59		427
Banco Santander Brasil SA (Brazil)	50		442
Banco Santander SA (Spain)	70		351
Bank of America Corp.	242		7,120
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	1,364		288
Bankia SA (Spain)	109		427
BankUnited, Inc.	8		268
BB&T Corp.	3		124
BNP Paribas SA (France)	30		1,857
BOC Hong Kong Holdings Ltd. (China)	217		1,030
Cadence BanCorp	8		219
China Construction Bank Corp., Class H (China)	1,256		1,098
China Merchants Bank Co. Ltd., Class H (China)	135		542
CIMB Group Holdings Bhd. (Malaysia)	191		277
Citigroup, Inc.	55		3,956
Citizens Financial Group, Inc.	24		939
Comerica, Inc.	9		824
Commerce Bancshares, Inc.	3		201
Commonwealth Bank of Australia (Australia)	3		141
CTBC Financial Holding Co. Ltd. (Taiwan)	688		518
DBS Group Holdings Ltd. (Singapore)	128		2,438
DNB ASA (Norway)	16		347

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
East West Bancorp, Inc.	14		855
Erste Group Bank AG (Austria)*	16		649
Fifth Third Bancorp	28		770
First Financial Bancorp	9		271
First Hawaiian, Inc.	9		248
First Horizon National Corp.	18		304
First Interstate BancSystem, Inc., Class A	4		166
First Republic Bank	13		1,271
Great Western Bancorp, Inc.	6		252
Hana Financial Group, Inc. (South Korea)	12		496
Hang Seng Bank Ltd. (Hong Kong)	18		478
HDFC Bank Ltd., ADR (India)	9		807
HSBC Holdings plc (United Kingdom)	133		1,164
Huntington Bancshares, Inc.	56		843
IBERIABANK Corp.	3		275
Industrial & Commercial Bank of China Ltd., Class H (China)	1,149		839
Industrial Bank of Korea (South Korea)	23		316
ING Groep NV (Netherlands)	114		1,477
Israel Discount Bank Ltd., Class A (Israel)	24		80
Itau Unibanco Holding SA, ADR (Brazil)	111		1,214
Jyske Bank A/S (Registered) (Denmark)	5		245
KBC Group NV (Belgium)	6		475
KeyCorp	14		285
Kiatnakin Bank PCL (Thailand)	72		169
Krung Thai Bank PCL (Thailand)	394		246
Lloyds Banking Group plc (United Kingdom)	361		278
M&T Bank Corp.	7		1,221
Mitsubishi UFJ Financial Group, Inc. (Japan)	214		1,331
National Australia Bank Ltd. (Australia)	4		82
OTP Bank Nyrt. (Hungary)	13		476
Oversea-Chinese Banking Corp. Ltd. (Singapore)	88		734
People’s United Financial, Inc.	1		18
PNC Financial Services Group, Inc. (The)	11		1,551
Postal Savings Bank of China Co. Ltd., Class H (China) (b)	345		217
Regions Financial Corp.	6		102
Sberbank of Russia PJSC, ADR (Russia)	4		57
Sberbank of Russia PJSC, ADR (Russia)	44		554
Shinhan Financial Group Co. Ltd. (South Korea)	12		494
Standard Bank Group Ltd. (South Africa)	41		501
Standard Chartered plc (United Kingdom)	172		1,429
Sumitomo Mitsui Financial Group, Inc. (Japan)	62		2,503
SunTrust Banks, Inc.	35		2,308
Svenska Handelsbanken AB, Class A (Sweden)	56		706
Swedbank AB, Class A (Sweden)	10		254
Tisco Financial Group PCL (Thailand)	60		156
UniCredit SpA (Italy)	4		64
United Overseas Bank Ltd. (Singapore)	40		793
US Bancorp	19		1,028
Wells Fargo & Co.	54		2,843
Western Alliance Bancorp*	5		269
Westpac Banking Corp. (Australia)	7		149
Wintrust Financial Corp.	3		275
Woori Bank (South Korea)	15		229
Zions Bancorp	13		663

			61,581

Beverages — 1.0%
Anheuser-Busch InBev SA/NV (Belgium)	12		1,007
Asahi Group Holdings Ltd. (Japan)	24		1,059
Coca-Cola Co. (The)	71		3,278
Constellation Brands, Inc., Class A	–	(a)	3
Diageo plc (United Kingdom)	40		1,429
Heineken NV (Netherlands)	3		251
Keurig Dr Pepper, Inc.	11		255
Kirin Holdings Co. Ltd. (Japan)	18		469
Molson Coors Brewing Co., Class B	11		694
Monster Beverage Corp.*	1		39
PepsiCo, Inc.	23		2,598
Pernod Ricard SA (France)	13		2,197
Royal Unibrew A/S (Denmark)	4		302
Wuliangye Yibin Co. Ltd., Class A (China)	4		41

			13,622

Biotechnology — 0.7%
AbbVie, Inc.	7		645
Alexion Pharmaceuticals, Inc.*	4		571
Amgen, Inc.	2		467
Biogen, Inc.*	5		1,815
Celgene Corp.*	5		439
CSL Ltd. (Australia)	2		313
Exact Sciences Corp.*	9		716
Exelixis, Inc.*	14		244
Gilead Sciences, Inc.	2		143
Intercept Pharmaceuticals, Inc.*	4		483
Sage Therapeutics, Inc.*	2		275
Spark Therapeutics, Inc.*	6		303
Vertex Pharmaceuticals, Inc.*	13		2,457

			8,871

Building Products — 0.3%
Allegion plc	–	(a)	24
Daikin Industries Ltd. (Japan)	15		2,037
Fortune Brands Home & Security, Inc.	10		523
JELD-WEN Holding, Inc.*	5		116
Lennox International, Inc.	5		1,179
Masco Corp.	1		33
USG Corp.*	6		257

			4,169

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Capital Markets — 1.6%
3i Group plc (United Kingdom)	90		1,097
Ameriprise Financial, Inc.	2		242
B3 SA - Brasil Bolsa Balcao (Brazil)*	36		206
Bank of New York Mellon Corp. (The)	3		152
BlackRock, Inc.	2		755
Charles Schwab Corp. (The)	41		2,011
Credit Suisse Group AG (Registered) (Switzerland)*	38		567
Deutsche Bank AG (Registered) (Germany)	11		124
Deutsche Boerse AG (Germany)	7		872
E*TRADE Financial Corp.*	3		137
Eaton Vance Corp.	4		218
Euronext NV (Netherlands) (b)	4		291
FactSet Research Systems, Inc.	1		197
Flow Traders (Netherlands) (b)	3		79
Focus Financial Partners, Inc., Class A*	2		92
Goldman Sachs Group, Inc. (The)	2		389
IG Group Holdings plc (United Kingdom)	13		105
Invesco Ltd.	13		307
Jefferies Financial Services, Inc.	–	(a)	8
Julius Baer Group Ltd. (Switzerland)*	3		173
Lazard Ltd., Class A	5		224
London Stock Exchange Group plc (United Kingdom)	7		439
Macquarie Group Ltd. (Australia)	10		922
Moelis & Co., Class A	3		179
Moody’s Corp.	–	(a)	50
Morgan Stanley	76		3,530
Morningstar, Inc.	1		187
Nasdaq, Inc.	8		659
Northern Trust Corp.	6		618
Partners Group Holding AG (Switzerland)	1		671
Raymond James Financial, Inc.	–	(a)	43
S&P Global, Inc.	8		1,657
SBI Holdings, Inc. (Japan)	8		239
State Street Corp.	1		104
T. Rowe Price Group, Inc.	12		1,328
Tokai Tokyo Financial Holdings, Inc. (Japan)	11		63
UBS Group AG (Registered) (Switzerland)*	112		1,776
Yuanta Financial Holding Co. Ltd. (Taiwan)	418		220

			20,931

Chemicals — 0.9%
AdvanSix, Inc.*	7		250
Air Liquide SA (France)	8		1,045
Akzo Nobel NV (Netherlands)	6		594
Anhui Jinhe Industrial Co. Ltd., Class A (China)	13		32
Arkema SA (France)	2		289
Asahi Kasei Corp. (Japan)	20		297
BASF SE (Germany)	3		261
CF Industries Holdings, Inc.	5		258
Chr Hansen Holding A/S (Denmark)	3		353
Covestro AG (Germany) (b)	8		616
Daicel Corp. (Japan)	38		445
DowDuPont, Inc.	4		234
Eastman Chemical Co.	2		167
Evonik Industries AG (Germany)	7		256
FMC Corp.	1		75
GCP Applied Technologies, Inc.*	9		231
Indorama Ventures PCL (Thailand)	52		96
KH Neochem Co. Ltd. (Japan)	4		144
Linde AG (Germany)	6		1,314
LyondellBasell Industries NV, Class A	3		334
Mitsubishi Chemical Holdings Corp. (Japan)	28		267
Mitsubishi Gas Chemical Co., Inc. (Japan)	8		166
Nitto Denko Corp. (Japan)	6		457
PPG Industries, Inc.	1		55
PQ Group Holdings, Inc.*	14		253
Praxair, Inc.	–	(a)	51
PTT Global Chemical PCL (Thailand)	155		388
Quaker Chemical Corp.	2		352
Sasol Ltd. (South Africa)	15		596
Sherwin-Williams Co. (The)	–	(a)	77
Shin-Etsu Chemical Co. Ltd. (Japan)	9		831
Sinopec Shanghai Petrochemical Co. Ltd., Class A (China)	76		65
Sumitomo Bakelite Co. Ltd. (Japan)	2		108
Tokai Carbon Co. Ltd. (Japan)	18		351
Tokuyama Corp. (Japan)	5		144
Toray Industries, Inc. (Japan)	56		423
Ube Industries Ltd. (Japan)	1		33
Valvoline, Inc.	14		305

			12,213

Commercial Services & Supplies — 0.4%
Advanced Disposal Services, Inc.*	8		212
Brady Corp., Class A	9		394
BrightView Holdings, Inc.*	15		236
Copart, Inc.*	18		931
Herman Miller, Inc.	5		206
KAR Auction Services, Inc.	6		341
MSA Safety, Inc.	1		155
Pitney Bowes, Inc.	8		58
US Ecology, Inc.	3		213
Waste Connections, Inc.	30		2,392

			5,138

Communications Equipment — 0.4%
Arista Networks, Inc.*	3		683
Cisco Systems, Inc.	39		1,906
CommScope Holding Co., Inc.*	17		526
F5 Networks, Inc.*	1		143
Motorola Solutions, Inc.	1		67
Nokia OYJ (Finland)	55		304
Palo Alto Networks, Inc.*	5		1,205

			4,834

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	15		631
China Railway Group Ltd., Class H (China)	141		140
CIMIC Group Ltd. (Australia)	7		278

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Daelim Industrial Co. Ltd. (South Korea)	1		89
Eiffage SA (France)	5		517
GS Engineering & Construction Corp. (South Korea)	2		105
Jacobs Engineering Group, Inc.	–	(a)	27
Kumagai Gumi Co. Ltd. (Japan)	2		52
Kyowa Exeo Corp. (Japan)	5		132
Quanta Services, Inc.*	2		56
Shimizu Corp. (Japan)	31		287
Taisei Corp. (Japan)	8		378
Tekfen Holding A/S (Turkey)	47		169
Vinci SA (France)	7		634
Willscot Corp., Class A*	16		278

			3,773

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class H (China)	71		423
China Jushi Co. Ltd., Class A (China)	30		46
CRH plc (Ireland)	9		287
CSR Ltd. (Australia)	33		89
Eagle Materials, Inc.	4		384
Ibstock plc (United Kingdom) (b)	19		60
Imerys SA (France)	6		431
LafargeHolcim Ltd. (Registered) (Switzerland)*	7		331
LafargeHolcim Ltd. (Registered) (Switzerland)*	18		890
Martin Marietta Materials, Inc.	5		883
Taiwan Cement Corp. (Taiwan)	102		138
Vulcan Materials Co.	–	(a)	14

			3,976

Consumer Finance — 0.3%
Ally Financial, Inc.	12		328
American Express Co.	9		907
Capital One Financial Corp.	22		2,045
Discover Financial Services	1		80
Synchrony Financial	7		231

			3,591

Containers & Packaging — 0.4%
AptarGroup, Inc.	7		710
Avery Dennison Corp.	1		111
Ball Corp.	28		1,226
Crown Holdings, Inc.*	24		1,173
Graphic Packaging Holding Co.	29		411
International Paper Co.	1		61
Packaging Corp. of America	4		406
Sealed Air Corp.	1		54
WestRock Co.	27		1,469

			5,621

Distributors — 0.1%
Genuine Parts Co.	4		431
LKQ Corp.*	21		651
Pool Corp.	4		734

			1,816

Diversified Consumer Services — 0.1%
China Maple Leaf Educational Systems Ltd. (China)	144		76
Estacio Participacoes SA (Brazil)	48		295
H&R Block, Inc.	2		51
Kroton Educacional SA (Brazil)	85		239
ServiceMaster Global Holdings, Inc.*	3		201

			862

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B*	6		1,266
EXOR NV (Netherlands)	6		393
Fubon Financial Holding Co. Ltd. (Taiwan)	278		471
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	19		112
ORIX Corp. (Japan)	23		374
Plus500 Ltd. (Israel)	9		163

			2,779

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	23		775
CenturyLink, Inc.	2		33
Deutsche Telekom AG (Registered) (Germany)*	32		510
Frontier Communications Corp.	7		45
LG Uplus Corp. (South Korea)	8		137
Nippon Telegraph & Telephone Corp. (Japan)	21		952
Orange SA (France)	65		1,040
Sunrise Communications Group AG (Switzerland)* (b)	2		184
Telecom Italia SpA (Italy)*	338		205
Telefonica SA (Spain)	34		266
Telenor ASA (Norway)	30		594
Verizon Communications, Inc.	70		3,754

			8,495

Electric Utilities — 0.9%
American Electric Power Co., Inc.	14		967
CLP Holdings Ltd. (Hong Kong)	54		632
Duke Energy Corp.	7		554
Edison International	7		482
Endesa SA (Spain)	5		100
Enel SpA (Italy)	155		790
Entergy Corp.	1		113
Eversource Energy	7		436
Exelon Corp.	9		384
FirstEnergy Corp.	6		210
Iberdrola SA (Spain)	127		930
Kansai Electric Power Co., Inc. (The) (Japan)	23		352
Kyushu Electric Power Co., Inc. (Japan)	14		173
NextEra Energy, Inc.	20		3,274
PG&E Corp.*	5		223
Portland General Electric Co.	8		363
PPL Corp.	8		223
RusHydro PJSC (Russia)	7,357		70
Southern Co. (The)	5		215
Verbund AG (Austria)	2		110
Xcel Energy, Inc.	35		1,633

			12,234

Electrical Equipment — 0.5%
ABB Ltd. (Registered) (Switzerland)	30		700
AMETEK, Inc.	–	(a)	37
Eaton Corp. plc	24		2,059
Emerson Electric Co.	3		230

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Fuji Electric Co. Ltd. (Japan)	9		344
Generac Holdings, Inc.*	4		213
Graphite India Ltd. (India)	12		136
HEG Ltd. (India)	1		66
Hubbell, Inc.	–	(a)	36
Mabuchi Motor Co. Ltd. (Japan)	13		516
Nidec Corp. (Japan)	7		978
Rockwell Automation, Inc.	1		222
Schneider Electric SE (France)	19		1,513

			7,050

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	8		786
Arrow Electronics, Inc.*	9		627
AU Optronics Corp. (Taiwan)	486		205
Chilisin Electronics Corp. (Taiwan)	23		70
Corning, Inc.	29		1,041
FLEXium Interconnect, Inc. (Taiwan)	40		113
Hitachi Ltd. (Japan)	22		741
Japan Aviation Electronics Industry Ltd. (Japan)	5		84
Jenoptik AG (Germany)	4		152
Keyence Corp. (Japan)	2		1,162
Largan Precision Co. Ltd. (Taiwan)	1		119
LG Display Co. Ltd. (South Korea)	7		120
TE Connectivity Ltd.	1		99
V Technology Co. Ltd. (Japan)	1		75
Yageo Corp. (Taiwan)	10		144

			5,538

Energy Equipment & Services — 0.1%
Apergy Corp.*	3		146
Baker Hughes a GE Co.	1		36
Core Laboratories NV	3		375
Halliburton Co.	6		224
National Oilwell Varco, Inc.	–	(a)	20
Patterson-UTI Energy, Inc.	21		366
Schlumberger Ltd.	5		331

			1,498

Entertainment — 0.6%
Capcom Co. Ltd. (Japan)	12		309
Cinemark Holdings, Inc.	10		407
Electronic Arts, Inc.*	7		893
Nintendo Co. Ltd. (Japan)	1		255
Spotify Technology SA*	4		695
Take-Two Interactive Software, Inc.*	4		609
Twenty-First Century Fox, Inc., Class A	2		112
Twenty-First Century Fox, Inc., Class B	1		42
Viacom, Inc., Class B	3		100
Walt Disney Co. (The)	35		4,059

			7,481

Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc.	–	(a)	20
American Campus Communities, Inc.	23		946
American Homes 4 Rent, Class A	22		487
American Tower Corp.	1		193
Apartment Investment & Management Co., Class A	1		23
AvalonBay Communities, Inc.	14		2,522
Boston Properties, Inc.	9		1,133
Brandywine Realty Trust	52		820
Brixmor Property Group, Inc.	85		1,496
Camden Property Trust	10		925
CorePoint Lodging, Inc.	12		237
Cousins Properties, Inc.	50		444
Crown Castle International Corp.	1		98
CubeSmart	7		205
Dexus (Australia)	52		395
Digital Realty Trust, Inc.	16		1,814
Douglas Emmett, Inc.	25		950
Duke Realty Corp.	17		493
EastGroup Properties, Inc.	7		680
Empire State Realty Trust, Inc., Class A	27		445
Equinix, Inc.	4		1,837
Equity LifeStyle Properties, Inc.	10		944
Equity Residential	29		1,921
Essex Property Trust, Inc.	4		877
Extra Space Storage, Inc.	–	(a)	31
Federal Realty Investment Trust	8		984
Goodman Group (Australia)	76		568
HCP, Inc.	59		1,559
Healthcare Trust of America, Inc., Class A	18		485
Highwoods Properties, Inc.	19		877
Host Hotels & Resorts, Inc.	48		1,004
Invitation Homes, Inc.	30		683
Iron Mountain, Inc.	29		998
JBG SMITH Properties	8		309
Kimco Realty Corp.	32		531
Liberty Property Trust	15		621
Macerich Co. (The)	–	(a)	20
Mid-America Apartment Communities, Inc.	21		2,111
National Retail Properties, Inc.	9		406
Outfront Media, Inc.	36		710
Park Hotels & Resorts, Inc.	28		919
PotlatchDeltic Corp.	3		121
Prologis, Inc.	58		3,956
Public Storage	10		1,994
Rayonier, Inc.	13		453
Realty Income Corp.	1		45
Regency Centers Corp.	–	(a)	28
Rexford Industrial Realty, Inc.	10		328
RLJ Lodging Trust	47		1,042
Saul Centers, Inc.	2		119
SBA Communications Corp.*	4		594
Simon Property Group, Inc.	1		163
SL Green Realty Corp.	–	(a)	27
Sunstone Hotel Investors, Inc.	29		480
Taubman Centers, Inc.	6		364
Terreno Realty Corp.	12		455
UDR, Inc.	1		31
Ventas, Inc.	8		421
VEREIT, Inc.	109		789
Vornado Realty Trust	–	(a)	36
Welltower, Inc.	7		443
Weyerhaeuser Co.	39		1,269

			45,879

Food & Staples Retailing — 0.5%
BJ’s Wholesale Club Holdings, Inc.*	8		202

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Cia Brasileira de Distribuicao (Preference) (Brazil)*	6		136
Costco Wholesale Corp.	1		185
Koninklijke Ahold Delhaize NV (Netherlands)	33		763
Kroger Co. (The)	21		606
Metcash Ltd. (Australia)	67		146
Performance Food Group Co.*	15		490
President Chain Store Corp. (Taiwan)	27		317
Seven & i Holdings Co. Ltd. (Japan)	16		731
SPAR Group Ltd. (The) (South Africa)	13		169
Sysco Corp.	4		259
Tesco plc (United Kingdom)	245		767
Walgreens Boots Alliance, Inc.	16		1,170
Wal-Mart de Mexico SAB de CV (Mexico)	110		335
Walmart, Inc.	4		356
Wesfarmers Ltd. (Australia)	12		426

			7,058

Food Products — 0.8%
Archer-Daniels-Midland Co.	1		53
Austevoll Seafood ASA (Norway)	6		87
Conagra Brands, Inc.	5		162
General Mills, Inc.	3		116
JM Smucker Co. (The)	2		157
Kellogg Co.	–	(a)	23
Leroy Seafood Group ASA (Norway)	18		149
Marine Harvest ASA (Norway)	31		729
Mondelez International, Inc., Class A	52		2,230
Nestle SA (Registered) (Switzerland)	57		4,748
Orion Corp. (South Korea)	1		62
Post Holdings, Inc.*	8		755
Ros Agro plc, GDR (Russia) (b)	6		66
Salmar ASA (Norway)	7		339
Tingyi Cayman Islands Holding Corp. (China)	58		107
Tyson Foods, Inc., Class A	3		197
Uni-President China Holdings Ltd. (China)	129		137
Uni-President Enterprises Corp. (Taiwan)	123		321
Want Want China Holdings Ltd. (China)	265		223

			10,661

Gas Utilities — 0.0% (c)
Tokyo Gas Co. Ltd. (Japan)	9		216

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	1		102
ABIOMED, Inc.*	1		281
Align Technology, Inc.*	–	(a)	133
Baxter International, Inc.	5		376
Becton Dickinson and Co.	1		167
Boston Scientific Corp.*	41		1,577
DexCom, Inc.*	3		485
Edwards Lifesciences Corp.*	–	(a)	64
Essilor International Cie Generale d’Optique SA (France)	6		847
Hologic, Inc.*	2		73
ICU Medical, Inc.*	1		338
IDEXX Laboratories, Inc.*	–	(a)	31
Intuitive Surgical, Inc.*	3		1,913
Koninklijke Philips NV (Netherlands)	5		238
Medtronic plc	23		2,228
Olympus Corp. (Japan)	3		98
ResMed, Inc.	1		98
Varian Medical Systems, Inc.*	1		56
West Pharmaceutical Services, Inc.	4		471
William Demant Holding A/S (Denmark)*	5		171

			9,747

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*	15		534
Aetna, Inc.	4		739
Alfresa Holdings Corp. (Japan)	6		150
AmerisourceBergen Corp.	6		571
Cardinal Health, Inc.	4		201
Centene Corp.*	6		865
Cigna Corp.	1		291
CVS Health Corp.	28		2,237
DaVita, Inc.*	1		65
Encompass Health Corp.	6		457
Envision Healthcare Corp.*	1		29
Express Scripts Holding Co.*	1		112
Fresenius Medical Care AG & Co. KGaA (Germany)	7		722
HCA Healthcare, Inc.	4		531
HealthEquity, Inc.*	3		289
Humana, Inc.	–	(a)	102
Laboratory Corp. of America Holdings*	–	(a)	21
Magellan Health, Inc.*	–	(a)	27
McKesson Corp.	2		242
Medipal Holdings Corp. (Japan)	4		77
Molina Healthcare, Inc.*	2		301
Premier, Inc., Class A*	5		244
Ship Healthcare Holdings, Inc. (Japan)	1		50
Tenet Healthcare Corp.*	3		82
Tivity Health, Inc.*	5		175
UnitedHealth Group, Inc.	32		8,421
WellCare Health Plans, Inc.*	–	(a)	41

			17,576

Health Care Technology — 0.2%
Evolent Health, Inc., Class A*	21		606
Medidata Solutions, Inc.*	3		232
Teladoc Health, Inc.*	8		682
Veeva Systems, Inc., Class A*	7		769

			2,289

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	18		942
Aristocrat Leisure Ltd. (Australia)	31		633
Brinker International, Inc.	9		416
Carnival Corp.	1		82
Darden Restaurants, Inc.	1		156
Hilton Worldwide Holdings, Inc.	16		1,315
InterContinental Hotels Group plc (United Kingdom)	7		430
J D Wetherspoon plc (United Kingdom)	4		62
Marriott International, Inc., Class A	1		91
McDonald’s Corp.	1		170
Papa John’s International, Inc.	1		64

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Royal Caribbean Cruises Ltd.	5		689
Sands China Ltd. (Macau)	257		1,158
Sodexo SA (France)	6		600
Starbucks Corp.	4		218
Whitbread plc (United Kingdom)	4		220
Wyndham Destinations, Inc.	1		51
Wynn Resorts Ltd.	1		65
Yum! Brands, Inc.	1		134

			7,496

Household Durables — 0.6%
Barratt Developments plc (United Kingdom)	114		839
Berkeley Group Holdings plc (United Kingdom)	6		296
Bovis Homes Group plc (United Kingdom)	9		127
DR Horton, Inc.	11		449
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	7		39
Haseko Corp. (Japan)	15		191
Lennar Corp., Class A	47		2,193
MRV Engenharia e Participacoes SA (Brazil)	56		171
Panasonic Corp. (Japan)	38		438
Persimmon plc (United Kingdom)	30		936
Redrow plc (United Kingdom)	48		364
Sony Corp. (Japan)	19		1,155
Taylor Morrison Home Corp., Class A*	10		188
Taylor Wimpey plc (United Kingdom)	113		253
Tupperware Brands Corp.	1		38
Whirlpool Corp.	–	(a)	58

			7,735

Household Products — 0.3%
Clorox Co. (The)	2		331
Colgate-Palmolive Co.	2		162
Energizer Holdings, Inc.	7		410
Henkel AG & Co. KGaA (Preference) (Germany)	4		508
Kimberly-Clark Corp.	2		275
Procter & Gamble Co. (The)	18		1,516
Spectrum Brands Holdings, Inc.	1		91
Unicharm Corp. (Japan)	4		146

			3,439

Independent Power and Renewable Electricity Producers — 0.0% (c)
AES Corp.	2		23
Electric Power Development Co. Ltd. (Japan)	5		138
ERG SpA (Italy)	6		117
NRG Energy, Inc.	7		256

			534

Industrial Conglomerates — 0.5%
3M Co.	2		355
Carlisle Cos., Inc.	4		475
CK Hutchison Holdings Ltd. (Hong Kong)	91		1,047
Far Eastern New Century Corp. (Taiwan)	177		207
General Electric Co.	24		273
Honeywell International, Inc.	22		3,633
KOC Holding A/S (Turkey)	49		137
LG Corp. (South Korea)	3		188
Nolato AB, Class B (Sweden)	1		76
Rheinmetall AG (Germany)	2		204
Siemens AG (Registered) (Germany)	4		477
SK Holdings Co. Ltd. (South Korea)	1		132

			7,204

Insurance — 2.3%
Aflac, Inc.	2		78
Ageas (Belgium)	13		683
AIA Group Ltd. (Hong Kong)	290		2,586
Alleghany Corp.	–	(a)	311
Allianz SE (Registered) (Germany)	12		2,602
Allstate Corp. (The)	3		290
American International Group, Inc.	47		2,517
Aon plc	1		78
ASR Nederland NV (Netherlands)	14		656
Assicurazioni Generali SpA (Italy)	28		486
Aviva plc (United Kingdom)	192		1,227
AXA SA (France)	58		1,541
Chubb Ltd.	5		620
Fairfax Financial Holdings Ltd. (Canada)	1		418
Hartford Financial Services Group, Inc. (The)	34		1,717
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	6		209
IRB Brasil Resseguros S/A (Brazil)	14		235
Kinsale Capital Group, Inc.	3		197
Legal & General Group plc (United Kingdom)	197		672
Lincoln National Corp.	11		772
Loews Corp.	28		1,381
Marsh & McLennan Cos., Inc.	8		642
MetLife, Inc.	7		328
Old Mutual Ltd. (South Africa)*	106		223
Ping An Insurance Group Co. of China Ltd., Class H (China)	175		1,768
Principal Financial Group, Inc.	9		514
ProAssurance Corp.	4		201
Progressive Corp. (The)	22		1,557
Prudential Financial, Inc.	4		424
Prudential plc (United Kingdom)	85		1,949
RLI Corp.	3		200
Sampo OYJ, Class A (Finland)	6		305
Sompo Holdings, Inc. (Japan)	9		366
Swiss Re AG (Switzerland)	5		499
T&D Holdings, Inc. (Japan)	30		494
Tokio Marine Holdings, Inc. (Japan)	11		561
Topdanmark A/S (Denmark)	3		133
Travelers Cos., Inc. (The)	8		979
Unum Group	7		285
Zurich Insurance Group AG (Switzerland)	1		234

			30,938

Interactive Media & Services — 1.6%
Alphabet, Inc., Class A*	6		7,410
Alphabet, Inc., Class C*	5		6,053
Baidu, Inc., ADR (China)*	6		1,377

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Facebook, Inc., Class A*	22		3,571
Tencent Holdings Ltd. (China)	62		2,511
Twitter, Inc.*	8		224

			21,146

Internet & Direct Marketing Retail — 1.6%
Alibaba Group Holding Ltd., ADR (China)*	8		1,335
Amazon.com, Inc.*	7		14,602
Booking Holdings, Inc.*	–	(a)	298
Expedia Group, Inc.	4		518
GrubHub, Inc.*	1		112
Netflix, Inc.*	11		4,042
Wayfair, Inc., Class A*	4		573

			21,480

IT Services — 2.1%
Accenture plc, Class A	15		2,507
Alliance Data Systems Corp.	3		669
Amadeus IT Group SA (Spain)	5		497
Automatic Data Processing, Inc.	7		981
Broadridge Financial Solutions, Inc.	–	(a)	42
CANCOM SE (Germany)	5		216
Capgemini SE (France)	9		1,155
Cognizant Technology Solutions Corp., Class A	11		818
Computacenter plc (United Kingdom)	4		66
Computershare Ltd. (Australia)	29		415
CoreLogic, Inc.*	5		231
DXC Technology Co.	3		311
Fidelity National Information Services, Inc.	1		110
Firstsource Solutions Ltd. (India)	85		73
Fiserv, Inc.*	1		65
FleetCor Technologies, Inc.*	–	(a)	57
Fujitsu Ltd. (Japan)	5		363
Gartner, Inc.*	5		844
Global Payments, Inc.	10		1,267
GoDaddy, Inc., Class A*	14		1,144
HCL Technologies Ltd. (India)	33		500
International Business Machines Corp.	2		281
InterXion Holding NV (Netherlands)*	7		467
Mastercard, Inc., Class A	13		2,902
Nihon Unisys Ltd. (Japan)	4		101
Nomura Research Institute Ltd. (Japan)	7		333
Otsuka Corp. (Japan)	10		354
Paychex, Inc.	–	(a)	33
PayPal Holdings, Inc.*	26		2,269
Sopra Steria Group (France)	1		139
Square, Inc., Class A*	6		584
Visa, Inc., Class A	47		7,048
Worldpay, Inc.*	9		945

			27,787

Leisure Products — 0.1%
Acushnet Holdings Corp.	11		298
Brunswick Corp.	7		458
Malibu Boats, Inc., Class A*	1		46

			802

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	3		226
Gerresheimer AG (Germany)	1		90
Illumina, Inc.*	3		1,230
IQVIA Holdings, Inc.*	–	(a)	24
Syneos Health, Inc.*	4		189
Thermo Fisher Scientific, Inc.	6		1,451
Waters Corp.*	–	(a)	85

			3,295

Machinery — 1.7%
Allison Transmission Holdings, Inc.	1		35
Alstom SA (France)	12		531
Altra Industrial Motion Corp.	6		230
Atlas Copco AB, Class A (Sweden)	23		655
Cargotec OYJ, Class B (Finland)	6		248
Caterpillar, Inc.	15		2,280
China Conch Venture Holdings Ltd. (China)	62		216
Cummins, Inc.	2		244
Deere & Co.	6		852
DMG Mori Co. Ltd. (Japan)	28		463
Douglas Dynamics, Inc.	5		238
Dover Corp.	7		629
Epiroc AB, Class A (Sweden)*	27		303
Evoqua Water Technologies Corp.*	10		177
FANUC Corp. (Japan)	5		884
Fortive Corp.	–	(a)	39
Gates Industrial Corp. plc*	11		218
Georg Fischer AG (Registered) (Switzerland)	–	(a)	273
Illinois Tool Works, Inc.	5		651
Ingersoll-Rand plc	7		678
Komatsu Ltd. (Japan)	32		962
Kubota Corp. (Japan)	64		1,086
Lincoln Electric Holdings, Inc.	3		258
Makita Corp. (Japan)	19		951
Middleby Corp. (The)*	2		261
Nordson Corp.	3		469
Norma Group SE (Germany)	1		75
Oshkosh Corp.	10		729
PACCAR, Inc.	4		267
Parker-Hannifin Corp.	4		667
Pentair plc (United Kingdom)	2		77
Proto Labs, Inc.*	1		148
RBC Bearings, Inc.*	3		428
Sandvik AB (Sweden)	39		694
Sinotruk Hong Kong Ltd. (China)	51		110
SMC Corp. (Japan)	3		832
Snap-on, Inc.	–	(a)	73
Stabilus SA (Germany)	1		67
Stanley Black & Decker, Inc.	13		1,955
Toro Co. (The)	10		619
Volvo AB, Class B (Sweden)	32		564
WABCO Holdings, Inc.*	4		485
Wartsila OYJ Abp (Finland)	19		376
Weichai Power Co. Ltd., Class H (China)	132		163
XCMG Construction Machinery Co. Ltd., Class A (China)	69		40

			22,200

Marine — 0.0% (c)
Dfds A/S (Denmark)	3		133

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Media — 0.7%
CBS Corp. (Non-Voting), Class B	10		570
Charter Communications, Inc., Class A*	7		2,415
Comcast Corp., Class A	14		480
Discovery, Inc., Class C*	–	(a)	9
DISH Network Corp., Class A*	41		1,454
Entercom Communications Corp., Class A	46		362
EW Scripps Co. (The), Class A	4		59
I-CABLE Communications Ltd. (Hong Kong)*	11		–	(a)
ITV plc (United Kingdom)	212		435
JCDecaux SA (France)	11		395
Naspers Ltd., Class N (South Africa)	2		459
Nexstar Media Group, Inc., Class A	9		700
Nine Entertainment Co. Holdings Ltd. (Australia)	67		109
Omnicom Group, Inc.	3		181
Pearson plc (United Kingdom)	45		525
TEGNA, Inc.	–	(a)	4
WPP plc (United Kingdom)	56		822

			8,979

Metals & Mining — 0.9%
Alrosa PJSC (Russia)	216		352
Anglo American plc (South Africa)	7		154
Antofagasta plc (Chile)	13		148
ArcelorMittal (Luxembourg)	34		1,067
Baoshan Iron & Steel Co. Ltd., Class A (China)	35		40
BHP Billiton Ltd. (Australia)	97		2,417
BlueScope Steel Ltd. (Australia)	46		560
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	93		170
Evraz plc (Russia)	39		287
Freeport-McMoRan, Inc.	17		242
Glencore plc (Switzerland)*	197		851
Hoa Phat Group JSC (Vietnam)*	78		141
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia) (b)	15		152
Metalurgica Gerdau SA (Preference) (Brazil)	132		261
MMC Norilsk Nickel PJSC, ADR (Russia)	24		420
Northern Star Resources Ltd. (Australia)	20		120
Novolipetsk Steel PJSC, GDR (Russia) (b)	4		105
Nucor Corp.	–	(a)	28
Outokumpu OYJ (Finland)	63		369
Regis Resources Ltd. (Australia)	42		114
Rio Tinto Ltd. (Australia)	12		658
Rio Tinto plc (Australia)	24		1,198
Severstal PJSC, GDR (Russia) (b)	10		171
South32 Ltd. (Australia)	261		733
St Barbara Ltd. (Australia)	39		99
Vale SA, ADR (Brazil)	51		756

			11,613

Multiline Retail — 0.3%
Chongqing Department Store Co. Ltd., Class A (China)	8		33
Dollar General Corp.	2		254
Dollar Tree, Inc.*	10		792
Kohl’s Corp.	10		775
Marui Group Co. Ltd. (Japan)	27		654
Next plc (United Kingdom)	9		608
Nordstrom, Inc.	13		790
Target Corp.	2		184
Wangfujing Group Co. Ltd., Class A (China)	15		35

			4,125

Multi-Utilities — 0.2%
A2A SpA (Italy)	182		315
CenterPoint Energy, Inc.	3		96
Consolidated Edison, Inc.	–	(a)	36
Dominion Energy, Inc.	1		103
DTE Energy Co.	–	(a)	21
NiSource, Inc.	10		259
NorthWestern Corp.	5		319
Public Service Enterprise Group, Inc.	16		846
RWE AG (Germany)	26		636
WEC Energy Group, Inc.	8		555

			3,186

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	1		74
Andeavor	–	(a)	30
Apache Corp.	5		232
BP plc (United Kingdom)	110		842
Bukit Asam Tbk. PT (Indonesia)	186		54
Cabot Oil & Gas Corp.	3		74
Chesapeake Energy Corp.*	35		159
Chevron Corp.	5		652
China Shenhua Energy Co. Ltd., Class H (China)	87		197
Concho Resources, Inc.*	10		1,564
ConocoPhillips	19		1,464
Cosmo Energy Holdings Co. Ltd. (Japan)	3		124
Devon Energy Corp.	1		34
Diamondback Energy, Inc.	10		1,407
Eni SpA (Italy)	44		827
EOG Resources, Inc.	24		3,118
EQT Corp.	13		575
Exxon Mobil Corp.	29		2,489
Galp Energia SGPS SA (Portugal)	19		369
HollyFrontier Corp.	1		78
Idemitsu Kosan Co. Ltd. (Japan)	7		355
JXTG Holdings, Inc. (Japan)	64		482
Kinder Morgan, Inc.	64		1,137
LUKOIL PJSC, ADR (Russia)	8		592
Lundin Petroleum AB (Sweden)	11		421
Marathon Oil Corp.	1		17
Marathon Petroleum Corp.	23		1,802
MOL Hungarian Oil & Gas plc (Hungary)	22		236
Neste OYJ (Finland)	9		724
Newfield Exploration Co.*	3		76
Novatek PJSC, GDR (Russia) (b)	1		165

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Occidental Petroleum Corp.	48		3,952
Oil & Natural Gas Corp. Ltd. (India)	52		127
OMV AG (Austria)	10		549
ONEOK, Inc.	1		46
Parsley Energy, Inc., Class A*	23		665
PBF Energy, Inc., Class A	5		265
Phillips 66	6		685
Pioneer Natural Resources Co.	9		1,524
Polski Koncern Naftowy ORLEN SA (Poland)	13		347
PTT Exploration & Production PCL (Thailand)	47		227
PTT PCL (Thailand)	372		625
Repsol SA (Spain)	14		271
Royal Dutch Shell plc, Class A (Netherlands)	102		3,485
Royal Dutch Shell plc, Class B (Netherlands)	77		2,683
Showa Shell Sekiyu KK (Japan)	18		382
Southwestern Energy Co.*	9		46
SRC Energy, Inc.*	29		254
Surgutneftegas PJSC (Preference) (Russia)	224		130
Tatneft PJSC, ADR (Russia)	5		381
TOTAL SA (France)	41		2,661
Valero Energy Corp.	1		116
Whitehaven Coal Ltd. (Australia)	118		462
Williams Cos., Inc. (The)	25		672
Yanzhou Coal Mining Co. Ltd., Class H (China)	130		150

			41,075

Paper & Forest Products — 0.1%
Mondi Ltd. (United Kingdom)	5		127
Oji Holdings Corp. (Japan)	39		283
Shandong Sun Paper Industry JSC Ltd., Class A (China)	28		31
Shanying International Holding Co. Ltd., Class A (China)	73		40
Stora Enso OYJ, Class R (Finland)	24		458
UPM-Kymmene OYJ (Finland)	21		830

			1,769

Personal Products — 0.4%
Coty, Inc., Class A	30		376
Estee Lauder Cos., Inc. (The), Class A	9		1,283
Kao Corp. (Japan)	9		695
L’Oreal SA (France)	2		454
Oriflame Holding AG (Switzerland)	2		57
Unilever NV, CVA (United Kingdom)	40		2,250
Unilever plc (United Kingdom)	2		127

			5,242

Pharmaceuticals — 3.2%
Allergan plc	6		1,130
Astellas Pharma, Inc. (Japan)	33		568
AstraZeneca plc (United Kingdom)	3		266
Bayer AG (Registered) (Germany)	15		1,359
Bristol-Myers Squibb Co.	5		308
Catalent, Inc.*	21		957
Eli Lilly & Co.	3		346
Galenica AG (Switzerland)* (b)	2		103
GlaxoSmithKline plc (United Kingdom)	159		3,188
Jazz Pharmaceuticals plc*	5		813
Johnson & Johnson	44		6,122
Kaken Pharmaceutical Co. Ltd. (Japan)	1		64
Kyowa Hakko Kirin Co. Ltd. (Japan)	11		201
Mallinckrodt plc*	2		52
Merck & Co., Inc.	43		3,027
Nektar Therapeutics*	5		305
Novartis AG (Registered) (Switzerland)	53		4,560
Novo Nordisk A/S, Class B (Denmark)	63		2,945
Otsuka Holdings Co. Ltd. (Japan)	12		610
Pfizer, Inc.	167		7,346
Prestige Consumer Healthcare, Inc.*	6		233
Revance Therapeutics, Inc.*	12		286
Roche Holding AG (Switzerland)	19		4,482
Sanofi (France)	13		1,171
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	5		122
Teva Pharmaceutical Industries Ltd., ADR (Israel)	10		214
TherapeuticsMD, Inc.*	59		390
UCB SA (Belgium)	6		560
Zoetis, Inc.	3		257

			41,985

Professional Services — 0.2%
Adecco Group AG (Registered) (Switzerland)	7		388
IHS Markit Ltd.*	–	(a)	22
Intertrust NV (Netherlands) (b)	3		63
RELX plc (United Kingdom)*	45		948
Robert Half International, Inc.	–	(a)	30
Wolters Kluwer NV (Netherlands)	11		710

			2,161

Real Estate Management & Development — 0.5%
Aroundtown SA (Germany)	22		197
CBRE Group, Inc., Class A*	32		1,427
China Overseas Land & Investment Ltd. (China)	172		539
China Vanke Co. Ltd., Class H (China)	126		415
CK Asset Holdings Ltd. (Hong Kong)	156		1,166
Country Garden Holdings Co. Ltd. (China)	224		282
Cushman & Wakefield plc*	32		547
Fabege AB (Sweden)	22		307
Hemfosa Fastigheter AB (Sweden)	2		31
HFF, Inc., Class A	5		210
Kerry Properties Ltd. (Hong Kong)	20		66
Land & Houses PCL (Thailand)	637		227
Mitsui Fudosan Co. Ltd. (Japan)	28		653
Nomura Real Estate Holdings, Inc. (Japan)	9		175
Open House Co. Ltd. (Japan)	4		197
Quality Houses PCL, NVDR (Thailand)	344		37
Quality Houses PCL (Thailand)	460		49
Realogy Holdings Corp.	7		144
Tokyu Fudosan Holdings Corp. (Japan)	18		126

			6,795

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	5		937
CSX Corp.	4		265
Daqin Railway Co. Ltd., Class A (China)	32		38
Knight-Swift Transportation Holdings, Inc.	8		278
Landstar System, Inc.	2		271
National Express Group plc (United Kingdom)	7		37
Norfolk Southern Corp.	16		2,965
Old Dominion Freight Line, Inc.	4		614
Sankyu, Inc. (Japan)	2		124
Tokyu Corp. (Japan)	31		565
Union Pacific Corp.	2		401
West Japan Railway Co. (Japan)	6		432

			6,927

Semiconductors & Semiconductor Equipment — 1.9%
ams AG (Austria)*	5		291
Analog Devices, Inc.	28		2,600
Applied Materials, Inc.	21		799
ASML Holding NV (Netherlands)	11		2,079
Broadcom, Inc.	2		542
Cabot Microelectronics Corp.	3		352
Globalwafers Co. Ltd. (Taiwan)	20		220
Infineon Technologies AG (Germany)	16		360
Intel Corp.	13		625
KLA-Tencor Corp.	–	(a)	16
Lam Research Corp.	1		79
Macronix International (Taiwan)	147		122
Marvell Technology Group Ltd.	26		493
Micron Technology, Inc.*	4		195
Novatek Microelectronics Corp. (Taiwan)	20		99
NVIDIA Corp.	20		5,725
PSK, Inc. (South Korea)	2		23
Qorvo, Inc.*	1		67
QUALCOMM, Inc.	15		1,066
Renesas Electronics Corp. (Japan)*	80		500
Silicon Motion Technology Corp., ADR (Taiwan)	3		134
Siltronic AG (Germany)	4		463
Sino-American Silicon Products, Inc. (Taiwan)*	82		210
SK Hynix, Inc. (South Korea)	5		350
Skyworks Solutions, Inc.	–	(a)	38
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	68		2,996
Texas Instruments, Inc.	39		4,147
Tokyo Electron Ltd. (Japan)	7		923
Universal Display Corp.	3		359

			25,873

Software — 2.3%
Adobe Systems, Inc.*	5		1,450
Aspen Technology, Inc.*	2		280
Blackbaud, Inc.	2		247
CA, Inc.	1		45
Cadence Design Systems, Inc.*	1		42
Cision Ltd.*	17		282
Citrix Systems, Inc.*	2		224
Cornerstone OnDemand, Inc.*	3		188
DocuSign, Inc.*	7		391
Guidewire Software, Inc.*	3		289
Instructure, Inc.*	4		142
Intuit, Inc.	1		137
Manhattan Associates, Inc.*	4		235
Microsoft Corp.	119		13,643
MicroStrategy, Inc., Class A*	1		115
NIIT Technologies Ltd. (India)*	12		180
Oracle Corp.	12		643
Q2 Holdings, Inc.*	6		355
Red Hat, Inc.*	5		643
SailPoint Technologies Holding, Inc.*	22		742
salesforce.com, Inc.*	27		4,292
SAP SE (Germany)	24		2,933
ServiceNow, Inc.*	6		1,263
Software AG (Germany)	3		149
Splunk, Inc.*	7		812
Symantec Corp.	4		79
Tableau Software, Inc., Class A*	2		261
Tyler Technologies, Inc.*	1		283

			30,345

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	1		157
AutoNation, Inc.*	1		39
AutoZone, Inc.*	5		3,514
Best Buy Co., Inc.	9		720
Dixons Carphone plc (United Kingdom)	116		257
Home Depot, Inc. (The)	6		1,336
Industria de Diseno Textil SA (Spain)	50		1,518
K’s Holdings Corp. (Japan)	11		134
Lowe’s Cos., Inc.	2		250
Murphy USA, Inc.*	6		547
O’Reilly Automotive, Inc.*	4		1,383
Ross Stores, Inc.	23		2,252
Signet Jewelers Ltd.	1		39
Tiffany & Co.	4		451
TJX Cos., Inc. (The)	1		102
Tractor Supply Co.	6		558
Urban Outfitters, Inc.*	1		44
Zhongsheng Group Holdings Ltd. (China)	44		106

			13,407

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	65		14,747
BOE Technology Group Co. Ltd., Class A (China)	244		112
Brother Industries Ltd. (Japan)	14		284
Catcher Technology Co. Ltd. (Taiwan)	36		396
FUJIFILM Holdings Corp. (Japan)	10		450
Hewlett Packard Enterprise Co.	27		433
Micro-Star International Co. Ltd. (Taiwan)	42		113
NetApp, Inc.	3		273

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Samsung Electronics Co. Ltd. (South Korea)	82		3,437
Seagate Technology plc	–	(a)	12
Western Digital Corp.	1		76

			20,333

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	2		418
Burberry Group plc (United Kingdom)	58		1,526
Carter’s, Inc.	2		237
Cie Financiere Richemont SA (Registered) (Switzerland)	17		1,426
Columbia Sportswear Co.	4		400
Fossil Group, Inc.*	–	(a)	–	(a)
HUGO BOSS AG (Germany)	5		414
Lululemon Athletica, Inc.*	5		734
LVMH Moet Hennessy Louis Vuitton SE (France)	3		1,206
Michael Kors Holdings Ltd.*	2		154
NIKE, Inc., Class B	3		295
PVH Corp.	7		981
Ralph Lauren Corp.	2		226
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A (China)	25		29
Swatch Group AG (The) (Switzerland)	1		355

			8,401

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	7		290
Housing Development Finance Corp. Ltd. (India)	27		663

			953

Tobacco — 0.3%
Altria Group, Inc.	5		318
British American Tobacco plc (United Kingdom)	42		1,981
Imperial Brands plc (United Kingdom)	7		237
Japan Tobacco, Inc. (Japan)	16		421
KT&G Corp. (South Korea)	6		556
Philip Morris International, Inc.	4		359
Swedish Match AB (Sweden)	13		685

			4,557

Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	10		553
Applied Industrial Technologies, Inc.	3		270
Brenntag AG (Germany)	9		533
Ferguson plc (Switzerland)	21		1,778
Howden Joinery Group plc (United Kingdom)	30		183
ITOCHU Corp. (Japan)	27		492
Marubeni Corp. (Japan)	53		482
Mitsubishi Corp. (Japan)	38		1,158
Mitsui & Co. Ltd. (Japan)	26		453
Sojitz Corp. (Japan)	43		154
Sumitomo Corp. (Japan)	25		422
United Rentals, Inc.*	1		173
WW Grainger, Inc.	1		278

			6,929

Transportation Infrastructure — 0.0% (c)
Shanghai International Airport Co. Ltd., Class A (China)	5		42
Shenzhen Expressway Co. Ltd., Class H (China)	136		136

			178

Water Utilities — 0.0% (c)
American Water Works Co., Inc.	1		46
Grandblue Environment Co. Ltd., Class A (China)	20		40

			86

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	30		839
NTT DOCOMO, Inc. (Japan)	20		530
SK Telecom Co. Ltd. (South Korea)	1		190
SoftBank Group Corp. (Japan)	1		80
TIM Participacoes SA (Brazil)	44		129
Vodafone Group plc (United Kingdom)	767		1,643

			3,411

TOTAL COMMON STOCKS (Cost $555,558)			727,470

INVESTMENT COMPANIES — 17.3%
Fixed Income — 11.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (d)	11,573		92,584
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (d)	1,719		13,668
JPMorgan Floating Rate Income Fund Class R6 Shares (d)	4,960		46,623
JPMorgan High Yield Fund Class R6 Shares (d)	–	(a)	–	(a)

Total Fixed Income			152,875

International Equity — 3.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (d)	1,680		45,167
U.S. Equity — 2.4%
JPMorgan Mid Cap Equity Fund Class R6 Shares (d)	567		31,435

TOTAL INVESTMENT COMPANIES (Cost $206,601)			229,477

	Principal Amount ($000)
CORPORATE BONDS — 9.1%
Aerospace & Defense — 0.2%
Arconic, Inc.
5.13%, 10/1/2024	24		24
5.90%, 2/1/2027	225		229
5.95%, 2/1/2037	135		134
Bombardier, Inc. (Canada)
6.00%, 10/15/2022 (e)	24		24
7.50%, 12/1/2024 (e)	473		499
7.50%, 3/15/2025 (e)	105		108
BWX Technologies, Inc. 5.38%, 7/15/2026 (e)	20		20

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
KLX, Inc. 5.88%, 12/1/2022 (e)	175	181
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (e)	45	46
Northrop Grumman Corp. 2.93%, 1/15/2025	200	190
Precision Castparts Corp. 4.20%, 6/15/2035	150	150
TransDigm, Inc.
6.50%, 5/15/2025	100	102
6.38%, 6/15/2026	290	293
Triumph Group, Inc.
4.88%, 4/1/2021	70	68
7.75%, 8/15/2025	55	53
United Technologies Corp.
3.95%, 8/16/2025	100	99
5.40%, 5/1/2035	40	44

		2,264

Air Freight & Logistics — 0.0% (c)
XPO Logistics, Inc. 6.50%, 6/15/2022 (e)	154	159

Airlines — 0.0% (c)
United Continental Holdings, Inc. 5.00%, 2/1/2024	115	114

Auto Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (e)	200	178
Allison Transmission, Inc. 5.00%, 10/1/2024 (e)	100	99
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	415	413
6.25%, 3/15/2026	159	156
6.50%, 4/1/2027	128	127
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (e)	125	123
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (e)	25	25
Dana, Inc. 6.00%, 9/15/2023	250	257
Delphi Technologies plc 5.00%, 10/1/2025 (e)	150	141
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	145	145
5.00%, 5/31/2026	58	54
4.88%, 3/15/2027	76	70
Icahn Enterprises LP
6.00%, 8/1/2020	75	76
6.38%, 12/15/2025	170	171
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (e)	45	47
Tenneco, Inc. 5.00%, 7/15/2026	110	98

		2,180

Automobiles — 0.0% (c)
Daimler Finance North America LLC (Germany) 8.50%, 1/18/2031	102	142
Fiat Chrysler Automobiles NV (United Kingdom) 5.25%, 4/15/2023	450	459
General Motors Co. 6.60%, 4/1/2036	50	53

		654

Banks — 0.5%
Australia & New Zealand Banking Group Ltd. (Australia) 2.63%, 11/9/2022	250	241
Bank of America Corp.
3.30%, 1/11/2023	90	89
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (f)	60	59
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (f)	141	137
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (f) (g) (h)	110	115
Series L, 3.95%, 4/21/2025	100	98
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (f)	350	336
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (f)	500	487
Barclays plc (United Kingdom)
3.68%, 1/10/2023	200	195
5.20%, 5/12/2026	200	196
CIT Group, Inc.
5.00%, 8/1/2023	80	82
4.75%, 2/16/2024	42	42
5.25%, 3/7/2025	42	43
6.13%, 3/9/2028	22	23
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (f) (g) (h)	70	71
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (f)	750	728
6.68%, 9/13/2043	27	33
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (e)	200	198
Cooperatieve Rabobank UA (Netherlands) 2.75%, 1/10/2023	300	288
HSBC Holdings plc (United Kingdom) 4.25%, 3/14/2024	300	298
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	200	188
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	59	58
3.78%, 3/2/2025	200	198

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
NatWest Markets plc (United Kingdom) 5.13%, 5/28/2024	500	500
PNC Financial Services Group, Inc. (The) 3.90%, 4/29/2024	297	295
Regions Financial Corp. 3.80%, 8/14/2023	200	199
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.10%, 1/17/2023	207	201
SunTrust Banks, Inc. 2.50%, 5/1/2019	97	97
Wells Fargo & Co. 3.00%, 4/22/2026	650	605
Westpac Banking Corp. (Australia) 2.75%, 1/11/2023	200	193

		6,293

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.65%, 2/1/2026	100	97
4.70%, 2/1/2036	500	500
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025 (e)	75	75
Molson Coors Brewing Co. 2.25%, 3/15/2020	100	99

		771

Biotechnology — 0.0% (c)
Baxalta, Inc. 3.60%, 6/23/2022	10	10
Celgene Corp. 3.95%, 10/15/2020	100	101
Gilead Sciences, Inc.
3.70%, 4/1/2024	20	20
3.50%, 2/1/2025	10	10

		141

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026 (e)	115	110
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (e)	200	186
Jeld-Wen, Inc.
4.63%, 12/15/2025 (e)	50	46
4.88%, 12/15/2027 (e)	20	18
Johnson Controls International plc 5.00%, 3/30/2020	125	128
Masonite International Corp. 5.75%, 9/15/2026 (e)	121	121
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (e)	76	79
Standard Industries, Inc.
6.00%, 10/15/2025 (e)	90	92
4.75%, 1/15/2028 (e)	160	148
Summit Materials LLC 5.13%, 6/1/2025 (e)	65	61
USG Corp. 4.88%, 6/1/2027 (e)	15	15

		1,004

Capital Markets — 0.2%
Bank of New York Mellon Corp. (The) 2.60%, 2/7/2022	100	98
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (e)	44	41
Brookfield Finance, Inc. (Canada) 4.70%, 9/20/2047	50	48
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	100	126
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	115	112
3.30%, 11/16/2022	150	143
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (f)	188	182
3.75%, 5/22/2025	121	118
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (f)	121	116
4.25%, 10/21/2025	36	36
3.50%, 11/16/2026	150	142
3.85%, 1/26/2027	400	388
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	94	96
Invesco Finance plc 3.75%, 1/15/2026	62	61
LPL Holdings, Inc. 5.75%, 9/15/2025 (e)	85	83
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (e)	80	84
Morgan Stanley
2.75%, 5/19/2022	300	291
5.00%, 11/24/2025	100	103
3.88%, 1/27/2026	250	246
4.35%, 9/8/2026	150	149
3.63%, 1/20/2027	200	192
MSCI, Inc. 5.38%, 5/15/2027 (e)	70	71
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	47	49
UBS AG (Switzerland) 2.45%, 12/1/2020 (e)	200	196

		3,171

Chemicals — 0.3%
Ashland LLC 4.75%, 8/15/2022 (i)	170	172
Chemours Co. (The)
6.63%, 5/15/2023	90	94
7.00%, 5/15/2025	67	71
Cornerstone Chemical Co. 6.75%, 8/15/2024 (e)	49	49
CVR Partners LP 9.25%, 6/15/2023 (e)	321	342
Dow Chemical Co. (The)
4.13%, 11/15/2021	19	19
3.00%, 11/15/2022	19	19
EI du Pont de Nemours & Co. 4.15%, 2/15/2043	89	82

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FXI Holdings, Inc. 7.88%, 11/1/2024 (e)	127	121
Gates Global LLC 6.00%, 7/15/2022 (e)	123	124
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (e)	125	123
Hexion, Inc.
6.63%, 4/15/2020	214	201
9.00%, 11/15/2020	25	21
Huntsman International LLC 5.13%, 11/15/2022	150	154
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (e)	480	473
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	8	8
Koppers, Inc. 6.00%, 2/15/2025 (e)	44	44
Mosaic Co. (The) 5.63%, 11/15/2043	30	31
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (e)	230	221
5.25%, 6/1/2027 (e)	65	61
Nufarm Australia Ltd. (Australia) 5.75%, 4/30/2026 (e)	39	37
Nutrien Ltd. (Canada)
3.63%, 3/15/2024	50	49
3.38%, 3/15/2025	22	21
Rain CII Carbon LLC 7.25%, 4/1/2025 (e)	125	127
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	185	190
5.25%, 12/15/2026	45	43
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	50	47
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (e)	154	148
Tronox Finance plc 5.75%, 10/1/2025 (e)	40	37
Tronox, Inc. 6.50%, 4/15/2026 (e)	53	51
Venator Finance SARL 5.75%, 7/15/2025 (e)	140	127
WR Grace & Co.-Conn 5.63%, 10/1/2024 (e)	30	32

		3,339

Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024 (e)	110	110
ADT Security Corp. (The)
3.50%, 7/15/2022	60	57
4.13%, 6/15/2023	400	382
Aramark Services, Inc. 5.00%, 2/1/2028 (e)	55	54
Brink’s Co. (The) 4.63%, 10/15/2027 (e)	50	46
Clean Harbors, Inc. 5.13%, 6/1/2021	170	170
Covanta Holding Corp. 5.88%, 7/1/2025	100	101
Garda World Security Corp. (Canada) 8.75%, 5/15/2025 (e)	360	352
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (e)	50	48
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (e)	120	118
Prime Security Services Borrower LLC 9.25%, 5/15/2023 (e)	215	230
Republic Services, Inc. 5.50%, 9/15/2019	150	153

		1,821

Communications Equipment — 0.1%
CommScope Technologies LLC
6.00%, 6/15/2025 (e)	450	464
5.00%, 3/15/2027 (e)	135	130
Nokia OYJ (Finland) 4.38%, 6/12/2027	100	96
Plantronics, Inc. 5.50%, 5/31/2023 (e)	50	50

		740

Construction & Engineering — 0.0% (c)
AECOM
5.88%, 10/15/2024	30	32
5.13%, 3/15/2027	294	286
MasTec, Inc. 4.88%, 3/15/2023	70	70
Tutor Perini Corp. 6.88%, 5/1/2025 (e)	160	164

		552

Construction Materials — 0.1%
Cemex SAB de CV (Mexico) 7.75%, 4/16/2026 (e)	600	656
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	72
US Concrete, Inc. 6.38%, 6/1/2024	65	66

		794

Consumer Finance — 0.2%
Ally Financial, Inc.
4.13%, 2/13/2022	30	30
4.63%, 5/19/2022	670	675
5.75%, 11/20/2025	70	72
8.00%, 11/1/2031	60	73
Capital One Financial Corp. 4.20%, 10/29/2025	175	171
Curo Group Holdings Corp. 8.25%, 9/1/2025 (e)	85	82
FirstCash, Inc. 5.38%, 6/1/2024 (e)	55	55
Ford Motor Credit Co. LLC 3.34%, 3/28/2022	200	193
General Motors Financial Co., Inc.
4.25%, 5/15/2023	120	120
4.00%, 1/15/2025	145	140

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Springleaf Finance Corp.
8.25%, 10/1/2023	240	265
7.13%, 3/15/2026	81	81
Synchrony Financial 4.25%, 8/15/2024	100	97

		2,054

Containers & Packaging — 0.1%
Ardagh Packaging Finance plc (Ireland)
7.25%, 5/15/2024 (e)	340	356
6.00%, 2/15/2025 (e)	460	451
Ball Corp. 5.25%, 7/1/2025	40	41
Berry Global, Inc.
5.13%, 7/15/2023	25	25
4.50%, 2/15/2026 (e)	65	62
BWAY Holding Co. 5.50%, 4/15/2024 (e)	105	103
Crown Americas LLC 4.25%, 9/30/2026	85	78
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023 (e)	50	51
5.38%, 1/15/2025 (e)	50	50
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	518	520
Sealed Air Corp. 5.13%, 12/1/2024 (e)	55	55
WestRock Co. 3.00%, 9/15/2024 (e)	100	95

		1,887

Distributors — 0.0% (c)
Global Partners LP
6.25%, 7/15/2022	67	66
7.00%, 6/15/2023	40	41
LKQ Corp. 4.75%, 5/15/2023	147	147

		254

Diversified Consumer Services — 0.0% (c)
Graham Holdings Co. 5.75%, 6/1/2026 (e)	27	27
Service Corp. International 7.50%, 4/1/2027	95	107
Sotheby’s 4.88%, 12/15/2025 (e)	70	67

		201

Diversified Financial Services — 0.0% (c)
ACE Cash Express, Inc. 12.00%, 12/15/2022 (e)	90	96
CNG Holdings, Inc. 9.38%, 5/15/2020 (e)	110	108
Financial & Risk US Holdings, Inc.
6.25%, 5/15/2026 (e)	61	61
8.25%, 11/15/2026 (e)	23	23
Travelport Corporate Finance plc 6.00%, 3/15/2026 (e)	53	54
Vantiv LLC 4.38%, 11/15/2025 (e)	200	190
Verscend Escrow Corp. 9.75%, 8/15/2026 (e)	14	14

		546

Diversified Telecommunication Services — 0.7%
Altice France SA (France) 7.38%, 5/1/2026 (e)	585	586
AT&T, Inc.
3.95%, 1/15/2025	220	217
3.40%, 5/15/2025	20	19
4.90%, 8/15/2037 (e)	350	334
British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (i)	100	142
CCO Holdings LLC
5.88%, 4/1/2024 (e)	235	240
5.38%, 5/1/2025 (e)	50	50
5.75%, 2/15/2026 (e)	845	848
5.50%, 5/1/2026 (e)	430	425
5.13%, 5/1/2027 (e)	480	455
5.00%, 2/1/2028 (e)	125	117
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	80	83
Series T, 5.80%, 3/15/2022	80	81
Series Y, 7.50%, 4/1/2024	75	80
5.63%, 4/1/2025	285	279
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (e)	115	105
8.00%, 10/15/2025 (e)	50	47
Embarq Corp. 8.00%, 6/1/2036	405	404
Frontier Communications Corp.
10.50%, 9/15/2022	12	11
7.13%, 1/15/2023	110	78
7.63%, 4/15/2024	19	12
11.00%, 9/15/2025	477	372
8.50%, 4/1/2026 (e)	145	137
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	460	424
8.00%, 2/15/2024 (e)	255	268
8.50%, 10/15/2024 (e)	301	304
9.75%, 7/15/2025 (e)	120	127
Intelsat Luxembourg SA (Luxembourg)
7.75%, 6/1/2021	11	11
8.13%, 6/1/2023	57	50
Level 3 Financing, Inc.
5.13%, 5/1/2023	95	95
5.38%, 1/15/2024	445	446
5.38%, 5/1/2025	65	65
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	15	14
Sprint Capital Corp. 8.75%, 3/15/2032	519	584
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	80	78
7.72%, 6/4/2038	110	117
Telefonica Emisiones SAU (Spain) 5.13%, 4/27/2020	102	105

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Verizon Communications, Inc.
4.33%, 9/21/2028 (e)	100	101
4.40%, 11/1/2034	100	97
5.25%, 3/16/2037	91	97
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 1/15/2025 (e)	200	200
Windstream Services LLC
9.00%, 6/30/2025 (e)	415	320
8.63%, 10/31/2025 (e)	60	58

		8,683

Electric Utilities — 0.2%
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	61	61
DTE Electric Co. 3.38%, 3/1/2025	140	137
Duke Energy Progress LLC 4.10%, 3/15/2043	150	147
Electricite de France SA (France) 2.15%, 1/22/2019 (e)	80	80
Entergy Arkansas, Inc. 3.50%, 4/1/2026	100	99
Evergy, Inc. 4.85%, 6/1/2021	35	36
Fortis, Inc. (Canada) 3.06%, 10/4/2026	250	229
Kansas City Power & Light Co. 5.30%, 10/1/2041	54	59
Kentucky Utilities Co. 3.30%, 10/1/2025	50	48
Nevada Power Co. 5.45%, 5/15/2041	34	39
NextEra Energy Operating Partners LP 4.50%, 9/15/2027 (e)	85	81
Pacific Gas & Electric Co. 3.25%, 6/15/2023	75	72
PECO Energy Co. 4.80%, 10/15/2043	100	108
Pennsylvania Electric Co. 3.25%, 3/15/2028 (e)	75	70
PPL Electric Utilities Corp. 4.75%, 7/15/2043	42	45
Public Service Co. of New Hampshire 3.50%, 11/1/2023	30	30
Southern California Edison Co. 6.65%, 4/1/2029	100	117
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	50	45
Terraform Global Operating LLC 6.13%, 3/1/2026 (e)	63	61
Virginia Electric & Power Co.
2.95%, 1/15/2022	150	147
4.00%, 1/15/2043	75	72
Vistra Operations Co. LLC 5.50%, 9/1/2026 (e)	145	147
Wisconsin Electric Power Co. 3.10%, 6/1/2025	165	158

		2,088

Electrical Equipment — 0.0% (c)
Energizer Gamma Acquisition, Inc. 6.38%, 7/15/2026 (e)	40	41
Sensata Technologies BV 5.00%, 10/1/2025 (e)	125	125
Vertiv Group Corp. 9.25%, 10/15/2024 (e)	338	352

		518

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc. 4.50%, 3/1/2023	100	101
CDW LLC
5.50%, 12/1/2024	45	46
5.00%, 9/1/2025	65	65

		212

Energy Equipment & Services — 0.2%
Bristow Group, Inc.
6.25%, 10/15/2022	19	14
8.75%, 3/1/2023 (e)	39	38
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026 (e)	30	28
CSI Compressco LP 7.50%, 4/1/2025 (e)	25	25
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	54	56
Ensco plc
8.00%, 1/31/2024	20	20
4.50%, 10/1/2024	20	17
5.20%, 3/15/2025	53	46
7.75%, 2/1/2026	10	10
Halliburton Co. 8.75%, 2/15/2021	125	140
KCA Deutag UK Finance plc (United Kingdom) 9.88%, 4/1/2022 (e)	200	199
Nabors Industries, Inc. 5.75%, 2/1/2025 (e)	149	143
Noble Holding International Ltd.
7.75%, 1/15/2024	45	45
7.95%, 4/1/2025 (i)	47	46
7.88%, 2/1/2026 (e)	89	92
8.95%, 4/1/2045 (i)	11	11
Precision Drilling Corp. (Canada)
6.50%, 12/15/2021	6	6
7.75%, 12/15/2023	105	111
7.13%, 1/15/2026 (e)	46	47
Rowan Cos., Inc.
4.75%, 1/15/2024	6	5
7.38%, 6/15/2025	38	38
SESI LLC 7.75%, 9/15/2024	13	13
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (e)	135	138
Transocean Guardian Ltd. 5.88%, 1/15/2024 (e)	91	92

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transocean Pontus Ltd. 6.13%, 8/1/2025 (e)	139	141
Transocean Proteus Ltd. 6.25%, 12/1/2024 (e)	4	4
Transocean, Inc.
5.80%, 10/15/2022	10	10
9.00%, 7/15/2023 (e)	87	95
7.50%, 1/15/2026 (e)	224	231
7.50%, 4/15/2031	59	56
6.80%, 3/15/2038	56	48
9.35%, 12/15/2041 (i)	105	106
Trinidad Drilling Ltd. (Canada) 6.63%, 2/15/2025 (e)	25	25
Unit Corp. 6.63%, 5/15/2021	33	33
USA Compression Partners LP 6.88%, 4/1/2026 (e)	22	23
Weatherford International LLC 9.88%, 3/1/2025 (e)	38	37
Weatherford International Ltd.
7.75%, 6/15/2021	19	19
4.50%, 4/15/2022	10	9
8.25%, 6/15/2023	36	34
9.88%, 2/15/2024	63	62
7.00%, 3/15/2038	35	27
6.75%, 9/15/2040	2	1

		2,341

Entertainment — 0.1%
21st Century Fox America, Inc. 6.75%, 1/9/2038	50	66
AMC Entertainment Holdings, Inc.
5.88%, 2/15/2022	10	10
5.75%, 6/15/2025	168	161
6.13%, 5/15/2027	40	38
Cinemark USA, Inc. 4.88%, 6/1/2023	209	206
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (e)	21	21
Viacom, Inc.
3.88%, 4/1/2024	11	11
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (f)	91	89
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	34	33
WMG Acquisition Corp.
5.63%, 4/15/2022 (e)	194	197
4.88%, 11/1/2024 (e)	130	127
5.50%, 4/15/2026 (e)	99	98

		1,057

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp. 3.50%, 1/31/2023	40	39
Crown Castle International Corp. 4.45%, 2/15/2026	240	241
CyrusOne LP 5.38%, 3/15/2027	45	46
Duke Realty LP 3.63%, 4/15/2023	84	83
EPR Properties 4.50%, 6/1/2027	62	59
Equinix, Inc.
5.75%, 1/1/2025	15	15
5.88%, 1/15/2026	345	355
ERP Operating LP 4.63%, 12/15/2021	158	163
ESH Hospitality, Inc. 5.25%, 5/1/2025 (e)	95	92
GEO Group, Inc. (The)
5.13%, 4/1/2023	110	105
5.88%, 10/15/2024	210	201
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (e)	52	49
Iron Mountain, Inc. 4.88%, 9/15/2027 (e)	220	202
Liberty Property LP 4.40%, 2/15/2024	50	51
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	120	123
4.50%, 1/15/2028	15	14
National Retail Properties, Inc. 3.60%, 12/15/2026	51	49
Realty Income Corp. 3.65%, 1/15/2028	50	48
RHP Hotel Properties LP 5.00%, 4/15/2021	250	251
SBA Communications Corp. 4.88%, 9/1/2024	100	99
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (e)	250	240
Senior Housing Properties Trust 4.75%, 2/15/2028	150	145
Simon Property Group LP
2.50%, 9/1/2020	17	17
3.38%, 12/1/2027	100	95
Uniti Group LP
6.00%, 4/15/2023 (e)	180	174
8.25%, 10/15/2023	70	67
7.13%, 12/15/2024 (e)	25	23
Ventas Realty LP 4.13%, 1/15/2026	123	121
VEREIT Operating Partnership LP
4.60%, 2/6/2024	100	100
3.95%, 8/15/2027	100	94
VICI Properties 1 LLC 8.00%, 10/15/2023	182	201
Welltower, Inc. 3.95%, 9/1/2023	50	50

		3,612

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC
6.63%, 6/15/2024	405	390
5.75%, 3/15/2025	140	125
Kroger Co. (The) 5.40%, 7/15/2040	25	25

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Albertsons LP 8.70%, 5/1/2030	135	119
Rite Aid Corp. 6.13%, 4/1/2023 (e)	195	175
SUPERVALU, Inc.
6.75%, 6/1/2021	88	90
7.75%, 11/15/2022	186	193
Sysco Corp. 3.75%, 10/1/2025	56	55

		1,172

Food Products — 0.2%
B&G Foods, Inc. 5.25%, 4/1/2025	120	115
Bunge Ltd. Finance Corp. 8.50%, 6/15/2019	200	207
Campbell Soup Co. 3.95%, 3/15/2025	200	193
Cargill, Inc. 3.30%, 3/1/2022 (e)	100	99
Conagra Brands, Inc. 3.20%, 1/25/2023	114	111
Dole Food Co., Inc. 7.25%, 6/15/2025 (e)	80	78
JBS USA LUX SA
5.75%, 6/15/2025 (e)	480	467
6.75%, 2/15/2028 (e)	107	106
Kraft Heinz Foods Co. 6.88%, 1/26/2039	100	117
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	38	39
Nestle Holdings, Inc. 3.50%, 9/24/2025 (e)	150	149
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (e)	53	51
5.88%, 9/30/2027 (e)	141	133
Post Holdings, Inc.
5.50%, 3/1/2025 (e)	60	60
5.75%, 3/1/2027 (e)	95	93
5.63%, 1/15/2028 (e)	211	203
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (e)	85	88
Tyson Foods, Inc. 3.90%, 9/28/2023	100	100

		2,409

Gas Utilities — 0.0% (c)
AmeriGas Partners LP
5.63%, 5/20/2024	5	5
5.50%, 5/20/2025	102	100
5.88%, 8/20/2026	60	60
5.75%, 5/20/2027	39	38
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	86	87
Southern Natural Gas Co. LLC 4.80%, 3/15/2047 (e)	31	31

		321

Health Care Equipment & Supplies — 0.1%
Avantor, Inc. 6.00%, 10/1/2024 (e)	65	66
DJO Finance LLC 8.13%, 6/15/2021 (e)	180	184
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023 (e)	225	230
5.00%, 2/15/2025 (e)	15	15
Hologic, Inc. 4.38%, 10/15/2025 (e)	165	157
Kinetic Concepts, Inc. 7.88%, 2/15/2021 (e)	90	93
Mallinckrodt International Finance SA
5.63%, 10/15/2023 (e)	185	164
5.50%, 4/15/2025 (e)	90	76
Teleflex, Inc. 4.88%, 6/1/2026	49	48
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	35	35
3.55%, 4/1/2025	50	48

		1,116

Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
5.13%, 7/1/2022	20	20
5.63%, 2/15/2023	90	90
Aetna, Inc. 4.75%, 3/15/2044	30	29
Anthem, Inc.
3.35%, 12/1/2024	100	97
4.10%, 3/1/2028	140	138
Centene Corp.
6.13%, 2/15/2024	118	124
4.75%, 1/15/2025	110	110
Community Health Systems, Inc.
6.88%, 2/1/2022	95	53
6.25%, 3/31/2023	183	174
8.63%, 1/15/2024 (e)	146	151
8.13%, 6/30/2024 (e)	180	151
CVS Health Corp. 4.10%, 3/25/2025	250	249
DaVita, Inc.
5.13%, 7/15/2024	205	198
5.00%, 5/1/2025	205	197
Encompass Health Corp. 5.75%, 11/1/2024	230	233
Enterprise Merger Sub, Inc. 8.75%, 10/15/2026 (e) (j)	263	263
Envision Healthcare Corp.
5.13%, 7/1/2022 (e)	205	210
6.25%, 12/1/2024 (e)	25	27
Express Scripts Holding Co. 3.50%, 6/15/2024	240	233
HCA, Inc.
7.50%, 2/15/2022	100	110
5.88%, 5/1/2023	508	535
5.38%, 2/1/2025	865	882
5.25%, 4/15/2025	85	88
5.88%, 2/15/2026	965	1,005
5.25%, 6/15/2026	10	10
5.38%, 9/1/2026	116	117
5.63%, 9/1/2028	120	121

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (e)	190	197
NVA Holdings, Inc. 6.88%, 4/1/2026 (e)	70	70
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (e) (k)	120	124
Team Health Holdings, Inc. 6.38%, 2/1/2025 (e)	180	156
Tenet Healthcare Corp.
4.50%, 4/1/2021	145	144
4.38%, 10/1/2021	25	25
7.50%, 1/1/2022 (e)	260	272
8.13%, 4/1/2022	105	111
6.75%, 6/15/2023	610	608
4.63%, 7/15/2024	380	369
5.13%, 5/1/2025	176	173
7.00%, 8/1/2025	75	74
WellCare Health Plans, Inc. 5.25%, 4/1/2025	46	47

		7,985

Health Care Technology — 0.0% (c)
IQVIA, Inc. 5.00%, 10/15/2026 (e)	200	196

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 4.25%, 5/15/2024 (e)	70	66
Boyd Gaming Corp.
6.88%, 5/15/2023	165	173
6.38%, 4/1/2026	110	113
6.00%, 8/15/2026	86	87
Boyne USA, Inc. 7.25%, 5/1/2025 (e)	104	110
CCM Merger, Inc. 6.00%, 3/15/2022 (e)	60	62
Cedar Fair LP 5.38%, 6/1/2024	20	20
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (e)	25	24
Delta Merger Sub, Inc. 6.00%, 9/15/2026 (e)	23	23
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (e)	150	153
Eldorado Resorts, Inc.
7.00%, 8/1/2023	45	47
6.00%, 4/1/2025	66	67
Enterprise Development Authority (The) 12.00%, 7/15/2024 (e)	115	111
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024 (e)	143	151
GLP Capital LP
5.25%, 6/1/2025	75	76
5.75%, 6/1/2028	75	77
Golden Nugget, Inc. 8.75%, 10/1/2025 (e)	150	157
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	25	24
5.13%, 5/1/2026 (e)	104	104
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	40	41
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	105	103
4.88%, 4/1/2027	20	20
International Game Technology plc 6.25%, 1/15/2027 (e)	200	203
Interval Acquisition Corp. 5.63%, 4/15/2023	155	157
IRB Holding Corp. 6.75%, 2/15/2026 (e)	112	110
Jack Ohio Finance LLC
6.75%, 11/15/2021 (e)	230	238
10.25%, 11/15/2022 (e)	90	99
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (e)	159	163
McDonald’s Corp. 4.88%, 7/15/2040	50	52
MGM Resorts International
7.75%, 3/15/2022	40	44
5.75%, 6/15/2025	85	85
4.63%, 9/1/2026	1,190	1,109
Sabre GLBL, Inc. 5.25%, 11/15/2023 (e) ‡	225	225
Scientific Games International, Inc.
10.00%, 12/1/2022	77	82
5.00%, 10/15/2025 (e)	155	147
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021 (e)	145	146
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (e)	65	64
5.50%, 4/15/2027 (e)	50	49
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (e)	138	142
Station Casinos LLC 5.00%, 10/1/2025 (e)	69	66
VOC Escrow Ltd. 5.00%, 2/15/2028 (e)	49	47
Wyndham Destinations, Inc.
4.15%, 4/1/2024	17	16
5.10%, 10/1/2025 (i)	10	10
4.50%, 4/1/2027	18	17
Wynn Las Vegas LLC 5.50%, 3/1/2025 (e)	225	217

		5,297

Household Durables — 0.1%
Lennar Corp. 4.75%, 5/30/2025	210	205
LGI Homes, Inc. 6.88%, 7/15/2026 (e)	28	28
Mattamy Group Corp. (Canada) 6.50%, 10/1/2025 (e)	25	24
New Home Co., Inc. (The) 7.25%, 4/1/2022	75	76

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tempur Sealy International, Inc.
5.63%, 10/15/2023	268	267
5.50%, 6/15/2026	77	74
Toll Brothers Finance Corp. 4.35%, 2/15/2028	50	46

		720

Household Products — 0.1%
Central Garden & Pet Co.
6.13%, 11/15/2023	150	155
5.13%, 2/1/2028	80	76
Energizer Holdings, Inc. 5.50%, 6/15/2025 (e)	145	144
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023 (e)	55	52
Spectrum Brands Holdings, Inc. 7.75%, 1/15/2022	165	170
Spectrum Brands, Inc. 5.75%, 7/15/2025	237	239

		836

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. 5.13%, 9/1/2027	65	66
Calpine Corp.
5.88%, 1/15/2024 (e)	130	131
5.75%, 1/15/2025	115	102
5.25%, 6/1/2026 (e)	45	41
Clearway Energy Operating LLC
5.75%, 10/15/2025 (e)	5	5
5.00%, 9/15/2026	60	58
NRG Energy, Inc.
6.63%, 1/15/2027	40	42
5.75%, 1/15/2028 (e)	205	207
Talen Energy Supply LLC 6.50%, 6/1/2025	108	83
Vistra Energy Corp. 5.88%, 6/1/2023	540	554

		1,289

Industrial Conglomerates — 0.0% (c)
General Electric Co. 6.75%, 3/15/2032	61	74
Roper Technologies, Inc.
3.00%, 12/15/2020	31	31
3.80%, 12/15/2026	100	97

		202

Insurance — 0.1%
Allstate Corp. (The) 3.15%, 6/15/2023	61	60
Alterra Finance LLC 6.25%, 9/30/2020	160	168
American International Group, Inc. 4.13%, 2/15/2024	100	100
AmWINS Group, Inc. 7.75%, 7/1/2026 (e)	42	44
Aon Corp. 6.25%, 9/30/2040	28	33
Assurant, Inc. 4.20%, 9/27/2023	120	119
Athene Holding Ltd. 4.13%, 1/12/2028	145	135
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	65	64
CNA Financial Corp.
3.95%, 5/15/2024	17	17
4.50%, 3/1/2026	13	13
CNO Financial Group, Inc. 5.25%, 5/30/2025	85	87
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (e)	36	36
Guardian Life Global Funding 2.50%, 5/8/2022 (e)	100	96
Liberty Mutual Group, Inc. 7.80%, 3/15/2037 (e)	45	53
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (e) (f)	50	45
Protective Life Global Funding 2.62%, 8/22/2022 (e)	150	144
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (e)	250	306
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (e)	200	194
Torchmark Corp. 4.55%, 9/15/2028	25	25
Travelers Property Casualty Corp. 7.75%, 4/15/2026	75	92

		1,831

Interactive Media & Services — 0.0% (c)
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (e)	150	146

Internet & Direct Marketing Retail — 0.0% (c)
Netflix, Inc.
5.75%, 3/1/2024	50	51
4.88%, 4/15/2028 (e)	275	259
5.88%, 11/15/2028 (e)	107	107

		417

IT Services — 0.2%
Alliance Data Systems Corp. 5.38%, 8/1/2022 (e)	145	146
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (e)	100	102
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (e)	90	88
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (e)	190	193
DXC Technology Co. 4.25%, 4/15/2024	69	69
Exela Intermediate LLC 10.00%, 7/15/2023 (e)	150	160

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
First Data Corp.
5.38%, 8/15/2023 (e)	325	330
7.00%, 12/1/2023 (e)	290	302
5.75%, 1/15/2024 (e)	715	724
Gartner, Inc. 5.13%, 4/1/2025 (e)	40	40
GCI LLC 6.88%, 4/15/2025	180	186
Western Union Co. (The) 3.60%, 3/15/2022	10	10
Zayo Group LLC
6.00%, 4/1/2023	45	46
6.38%, 5/15/2025	370	385
5.75%, 1/15/2027 (e)	45	45

		2,826

Leisure Products — 0.0% (c)
Mattel, Inc.
3.15%, 3/15/2023	35	30
6.75%, 12/31/2025 (e)	312	306
Vista Outdoor, Inc. 5.88%, 10/1/2023	210	206

		542

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	100	94

Machinery — 0.1%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (e)	45	47
Mueller Water Products, Inc. 5.50%, 6/15/2026 (e)	35	35
Navistar International Corp. 6.63%, 11/1/2025 (e)	70	73
Novelis Corp.
6.25%, 8/15/2024 (e)	165	169
5.88%, 9/30/2026 (e)	114	111
RBS Global, Inc. 4.88%, 12/15/2025 (e)	30	29
SPX FLOW, Inc. 5.63%, 8/15/2024 (e)	195	196
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (e)	20	20
Tennant Co. 5.63%, 5/1/2025	73	74
Terex Corp. 5.63%, 2/1/2025 (e)	106	105
TriMas Corp. 4.88%, 10/15/2025 (e)	65	62
Wabash National Corp. 5.50%, 10/1/2025 (e)	65	62
Welbilt, Inc. 9.50%, 2/15/2024	70	76

		1,059

Media — 0.8%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023 (e)	250	252
7.50%, 5/15/2026 (e)	200	195
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022 (e)	200	195
7.63%, 2/15/2025 (e)	200	181
Altice US Finance I Corp. 5.50%, 5/15/2026 (e)	275	274
AMC Networks, Inc.
5.00%, 4/1/2024	155	152
4.75%, 8/1/2025	105	101
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020	420	421
Series B, 6.50%, 11/15/2022	1,060	1,082
Comcast Corp.
3.00%, 2/1/2024	146	141
3.38%, 2/15/2025	96	93
3.38%, 8/15/2025	133	128
4.00%, 11/1/2049	39	35
4.05%, 11/1/2052	97	85
Cox Communications, Inc. 4.60%, 8/15/2047 (e)	39	36
CSC Holdings LLC
6.63%, 10/15/2025 (e)	485	511
10.88%, 10/15/2025 (e)	200	232
5.38%, 2/1/2028 (e)	560	535
Discovery Communications LLC 4.38%, 6/15/2021	47	48
DISH DBS Corp.
5.88%, 7/15/2022	220	214
5.00%, 3/15/2023	400	363
5.88%, 11/15/2024	1,145	1,029
7.75%, 7/1/2026	60	57
Gray Television, Inc.
5.13%, 10/15/2024 (e)	85	82
5.88%, 7/15/2026 (e)	85	84
iHeartCommunications, Inc. 9.00%, 12/15/2019 (l)	310	233
Lamar Media Corp.
5.38%, 1/15/2024	30	31
5.75%, 2/1/2026	5	5
LIN Television Corp. 5.88%, 11/15/2022	50	51
Meredith Corp. 6.88%, 2/1/2026 (e)	70	72
Midcontinent Communications 6.88%, 8/15/2023 (e)	65	68
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022 (e)	25	26
5.63%, 8/1/2024 (e)	35	34
Outfront Media Capital LLC 5.63%, 2/15/2024	150	152
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	205	211
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (e)	100	99
5.88%, 3/15/2026 (e)	12	12
5.13%, 2/15/2027 (e)	118	108
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (e)	550	571
5.38%, 4/15/2025 (e)	335	336
5.38%, 7/15/2026(e)	115	114
5.00%, 8/1/2027(e)	15	15

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TEGNA, Inc. 6.38%, 10/15/2023	215	222
Time Warner Cable LLC 7.30%, 7/1/2038	125	143
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	150	186
Univision Communications, Inc.
5.13%, 5/15/2023 (e)	35	34
5.13%, 2/15/2025 (e)	90	84
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (e)	565	564
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (e)	190	195
5.13%, 4/15/2027 (e)	130	128

		10,220

Metals & Mining — 0.2%
AK Steel Corp.
7.50%, 7/15/2023	10	11
6.38%, 10/15/2025	67	64
7.00%, 3/15/2027	39	37
Alcoa Nederland Holding BV 6.75%, 9/30/2024 (e)	400	423
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	34	38
Big River Steel LLC 7.25%, 9/1/2025 (e)	22	23
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024 (e)	25	25
5.75%, 3/1/2025	21	20
Coeur Mining, Inc. 5.88%, 6/1/2024	25	24
Commercial Metals Co.
4.88%, 5/15/2023	25	25
5.38%, 7/15/2027	24	22
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (e)	37	37
5.13%, 5/15/2024 (e)	50	48
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	86	84
3.88%, 3/15/2023	223	216
4.55%, 11/14/2024	177	172
5.40%, 11/14/2034	45	42
5.45%, 3/15/2043	71	64
Hecla Mining Co. 6.88%, 5/1/2021	86	86
Hudbay Minerals, Inc. (Canada) 7.25%, 1/15/2023 (e)	35	36
Kaiser Aluminum Corp. 5.88%, 5/15/2024	22	22
Northwest Acquisitions ULC 7.13%, 11/1/2022 (e)	23	24
Steel Dynamics, Inc.
4.13%, 9/15/2025	87	83
5.00%, 12/15/2026	32	32
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	75	79
6.00%, 8/15/2040	45	46
5.40%, 2/1/2043	45	42
United States Steel Corp.
6.88%, 8/15/2025	13	13
6.25%, 3/15/2026	73	73
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	161	175

		2,086

Multiline Retail — 0.0% (c)
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	34	36
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021 (e)	112	73
8.75% (cash), 10/15/2021 (e) (k)	165	109

		218

Multi-Utilities — 0.0% (c)
CMS Energy Corp. 3.45%, 8/15/2027	200	192
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	75	75
NiSource, Inc.
2.65%, 11/17/2022	92	88
4.80%, 2/15/2044	65	65
Southern Co. Gas Capital Corp. 5.88%, 3/15/2041	18	21

		441

Oil, Gas & Consumable Fuels — 1.0%
Andeavor Logistics LP
Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.88%, 2/15/2023 (f) (g) (h)	70	70
5.25%, 1/15/2025	35	36
4.25%, 12/1/2027	40	39
Antero Midstream Partners LP 5.38%, 9/15/2024	155	156
Antero Resources Corp.
5.13%, 12/1/2022	178	180
5.63%, 6/1/2023	275	282
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (e)	61	59
Athabasca Oil Corp. (Canada) 9.88%, 2/24/2022 (e)	72	74
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024 (e)	25	24
Blue Racer Midstream LLC 6.13%, 11/15/2022 (e)	175	180
BP Capital Markets plc (United Kingdom) 3.12%, 5/4/2026	250	238
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078 (f)	80	76
California Resources Corp.
5.50%, 9/15/2021	10	9
8.00%, 12/15/2022 (e)	97	93

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Callon Petroleum Co.
6.13%, 10/1/2024	28	29
6.38%, 7/1/2026	14	14
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	150	175
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	86	88
Cenovus Energy, Inc. (Canada)
3.80%, 9/15/2023	50	49
6.75%, 11/15/2039	100	113
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	225	236
5.13%, 6/30/2027	50	50
Cheniere Energy Partners LP
5.25%, 10/1/2025	35	35
5.63%, 10/1/2026 (e)	36	36
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/15/2019 (f)	25	25
6.63%, 8/15/2020	22	23
8.00%, 12/15/2022 (e)	164	172
7.00%, 10/1/2024	100	100
8.00%, 1/15/2025	91	94
8.00%, 6/15/2027	185	188
CITGO Petroleum Corp. 6.25%, 8/15/2022 (e)	60	60
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200	202
CNX Midstream Partners LP 6.50%, 3/15/2026 (e)	20	20
Covey Park Energy LLC 7.50%, 5/15/2025 (e)	95	96
Crestwood Midstream Partners LP
6.25%, 4/1/2023	78	81
5.75%, 4/1/2025	50	51
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022 (f) (g) (h)	67	67
DCP Midstream Operating LP
3.88%, 3/15/2023	104	101
5.38%, 7/15/2025	59	60
6.75%, 9/15/2037 (e)	55	59
Delek Logistics Partners LP 6.75%, 5/15/2025	97	98
Denbury Resources, Inc.
9.00%, 5/15/2021 (e)	24	26
9.25%, 3/31/2022 (e)	32	34
5.50%, 5/1/2022	10	9
7.50%, 2/15/2024 (e)	24	25
Diamondback Energy, Inc.
4.75%, 11/1/2024 (e)	33	33
5.38%, 5/31/2025	40	41
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	116	120
Encana Corp. (Canada)
7.38%, 11/1/2031	50	61
6.63%, 8/15/2037	35	41
Energy Transfer Equity LP
4.25%, 3/15/2023	38	38
5.88%, 1/15/2024	126	133
5.50%, 6/1/2027	5	5
Energy Transfer Partners LP
4.05%, 3/15/2025	95	93
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (f) (g) (h)	68	65
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (f) (g) (h)	125	113
4.40%, 4/1/2024	112	109
4.15%, 6/1/2025	40	38
4.85%, 7/15/2026	63	61
5.60%, 4/1/2044	25	22
Enterprise Products Operating LLC
3.90%, 2/15/2024	33	33
3.70%, 2/15/2026	51	50
5.10%, 2/15/2045	150	158
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.87%, 8/16/2077 (f)	26	25
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078 (f)	49	46
EP Energy LLC
9.38%, 5/1/2024 (e)	135	112
8.00%, 11/29/2024 (e)	167	168
8.00%, 2/15/2025 (e)	127	97
7.75%, 5/15/2026 (e)	392	401
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (e)	5	4
Genesis Energy LP
6.75%, 8/1/2022	27	28
6.00%, 5/15/2023	40	39
5.63%, 6/15/2024	40	38
Gulfport Energy Corp.
6.63%, 5/1/2023	55	56
6.38%, 5/15/2025	30	29
Halcon Resources Corp. 6.75%, 2/15/2025	85	82
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (e)	35	35
Hilcorp Energy I LP 5.00%, 12/1/2024(e)	107	104
Holly Energy Partners LP 6.00%, 8/1/2024 (e)	55	56
Jagged Peak Energy LLC 5.88%, 5/1/2026 (e)	40	40
Jupiter Resources, Inc. (Canada) 8.50%, 10/1/2022 (e)	50	24
Laredo Petroleum, Inc. 5.63%, 1/15/2022	5	5
Magellan Midstream Partners LP 5.15%, 10/15/2043	25	26

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Martin Midstream Partners LP 7.25%, 2/15/2021	100	100
Matador Resources Co. 5.88%, 9/15/2026 (e)	25	25
MEG Energy Corp. (Canada)
6.38%, 1/30/2023 (e)	38	35
7.00%, 3/31/2024 (e)	350	318
6.50%, 1/15/2025 (e)	118	117
MPLX LP
5.50%, 2/15/2023	215	219
3.38%, 3/15/2023	63	62
Newfield Exploration Co.
5.75%, 1/30/2022	60	63
5.38%, 1/1/2026	55	57
NGPL PipeCo LLC 4.88%, 8/15/2027 (e)	25	25
Noble Energy, Inc. 4.95%, 8/15/2047	100	96
Northern Oil and Gas, Inc. 9.50%,(Blend (cash 8.50% + PIK 1.00%)) 5/15/2023 (e) (k)	15	16
NuStar Logistics LP 5.63%, 4/28/2027	62	61
Oasis Petroleum, Inc.
6.88%, 3/15/2022	26	27
6.88%, 1/15/2023	235	239
6.25%, 5/1/2026 (e)	163	166
ONEOK Partners LP 4.90%, 3/15/2025	200	207
Parsley Energy LLC
5.38%, 1/15/2025 (e)	30	30
5.25%, 8/15/2025 (e)	70	70
5.63%, 10/15/2027 (e)	60	60
PBF Holding Co. LLC 7.25%, 6/15/2025	100	105
PBF Logistics LP 6.88%, 5/15/2023	32	33
Peabody Energy Corp. 6.00%, 3/31/2022 (e)	31	31
Petroleos Mexicanos (Mexico)
4.88%, 1/18/2024	29	29
6.88%, 8/4/2026	117	123
5.35%, 2/12/2028 (e)	92	87
Phillips 66 3.90%, 3/15/2028	105	104
Plains All American Pipeline LP
Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.12%, 11/15/2022 (f) (g) (h)	75	73
3.85%, 10/15/2023	20	20
QEP Resources, Inc.
5.38%, 10/1/2022	48	48
5.63%, 3/1/2026	157	150
Range Resources Corp. 4.88%, 5/15/2025	205	194
Sanchez Energy Corp.
7.75%, 6/15/2021	46	32
6.13%, 1/15/2023	19	11
SemGroup Corp.
5.63%, 7/15/2022	55	54
5.63%, 11/15/2023	34	33
6.38%, 3/15/2025	15	15
7.25%, 3/15/2026	51	51
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (e)	83	81
SM Energy Co.
5.00%, 1/15/2024	125	122
5.63%, 6/1/2025	120	119
6.75%, 9/15/2026	23	24
6.63%, 1/15/2027	81	84
Southwestern Energy Co.
4.10%, 3/15/2022	45	45
6.20%, 1/23/2025	149	147
7.50%, 4/1/2026	81	85
7.75%, 10/1/2027	35	37
Summit Midstream Holdings LLC
5.50%, 8/15/2022	23	23
5.75%, 4/15/2025	112	108
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	50	57
Sunoco Logistics Partners Operations LP 5.50%, 2/15/2020	240	246
Sunoco LP
4.88%, 1/15/2023 (e)	58	57
5.50%, 2/15/2026 (e)	65	63
5.88%, 3/15/2028 (e)	10	10
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (e)	59	60
5.50%, 1/15/2028 (e)	105	106
Targa Resources Partners LP
4.25%, 11/15/2023	220	215
6.75%, 3/15/2024	65	68
5.13%, 2/1/2025	105	105
5.88%, 4/15/2026 (e)	90	93
5.38%, 2/1/2027	43	43
5.00%, 1/15/2028 (e)	80	78
TerraForm Power Operating LLC 5.00%, 1/31/2028 (e)	150	139
TransMontaigne Partners LP 6.13%, 2/15/2026	27	25
Ultra Resources, Inc.
6.88%, 4/15/2022 (e)	250	119
7.13%, 4/15/2025 (e)	131	53
Whiting Petroleum Corp.
5.75%, 3/15/2021	140	143
6.63%, 1/15/2026	97	101
WildHorse Resource Development Corp. 6.88%, 2/1/2025	130	134
Williams Cos., Inc. (The) 4.85%, 3/1/2048	71	69
WPX Energy, Inc.
8.25%, 8/1/2023	105	119
5.25%, 9/15/2024	145	146
5.75%, 6/1/2026	93	94

		12,965

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Paper & Forest Products — 0.0% (c)
Clearwater Paper Corp. 5.38%, 2/1/2025 (e)	135	125

Personal Products — 0.0% (c)
Coty, Inc. 6.50%, 4/15/2026 (e)	155	144
Prestige Brands, Inc. 6.38%, 3/1/2024 (e)	40	41
Revlon Consumer Products Corp. 6.25%, 8/1/2024	77	47

		232

Pharmaceuticals — 0.2%
Allergan, Inc. 2.80%, 3/15/2023	80	76
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (e)	30	31
5.50%, 3/1/2023 (e)	25	24
5.88%, 5/15/2023 (e)	1,655	1,606
7.00%, 3/15/2024 (e)	156	165
5.50%, 11/1/2025 (e)	115	115
9.00%, 12/15/2025 (e)	260	280
9.25%, 4/1/2026 (e)	49	53
8.50%, 1/31/2027 (e)	82	86
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (e)	25	24
Elanco Animal Health, Inc.
4.27%, 8/28/2023 (e)	40	40
4.90%, 8/28/2028 (e)	40	41
Endo Dac 6.00%, 2/1/2025 (e) (i)	325	280
Endo Finance LLC 5.75%, 1/15/2022 (e)	20	19
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50	46

		2,886

Professional Services — 0.0% (c)
Jaguar Holding Co. II 6.38%, 8/1/2023 (e)	69	70

Real Estate Management & Development — 0.0% (c)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	39	39
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (e)	200	196

		235

Road & Rail — 0.2%
AerCap Global Aviation Trust (Ireland) (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (e) (f)	200	208
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (e)	435	433
5.25%, 3/15/2025 (e)	89	83
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (e)	102	104
5.13%, 10/1/2023 (e)	19	19
Canadian Pacific Railway Co. (Canada) 7.13%, 10/15/2031	63	79
DAE Funding LLC (United Arab Emirates) 4.00%, 8/1/2020 (e)	125	123
ERAC USA Finance LLC 4.50%, 8/16/2021 (e)	35	36
Herc Rentals, Inc. 7.75%, 6/1/2024 (e)	219	236
Hertz Corp. (The)
7.38%, 1/15/2021	40	40
7.63%, 6/1/2022 (e)	230	227
6.25%, 10/15/2022	10	9
5.50%, 10/15/2024 (e)	335	278
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (e)	190	195
Penske Truck Leasing Co. LP
2.50%, 6/15/2019 (e)	35	35
4.20%, 4/1/2027 (e)	160	157
Ryder System, Inc.
2.45%, 9/3/2019	83	82
2.50%, 5/11/2020	113	112

		2,456

Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.38%, 10/1/2022	190	194
Analog Devices, Inc.
2.95%, 1/12/2021	120	119
3.13%, 12/5/2023	37	36
Broadcom Corp. 3.63%, 1/15/2024	151	146
Entegris, Inc. 4.63%, 2/10/2026 (e)	80	76
MagnaChip Semiconductor Corp. (South Korea) 6.63%, 7/15/2021 (i)	100	98
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (e)	400	421

		1,090

Software — 0.2%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (e)	75	76
Camelot Finance SA 7.88%, 10/15/2024 (e)	115	115
Fair Isaac Corp. 5.25%, 5/15/2026 (e)	36	36
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024 (e)	160	177
Infor Software Parent LLC 7.12% (cash), 5/1/2021 (e) (k)	65	66

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Infor US, Inc.
5.75%, 8/15/2020 (e)	45	46
6.50%, 5/15/2022	700	709
Informatica LLC 7.13%, 7/15/2023 (e)	139	142
Microsoft Corp.
3.13%, 11/3/2025	250	245
4.10%, 2/6/2037	217	223
Nuance Communications, Inc. 5.63%, 12/15/2026	100	101
Open Text Corp. (Canada) 5.88%, 6/1/2026 (e)	70	72
Oracle Corp. 2.65%, 7/15/2026	400	371
Solera LLC 10.50%, 3/1/2024 (e)	75	82
Symantec Corp. 5.00%, 4/15/2025 (e)	75	75

		2,536

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	30
L Brands, Inc. 6.75%, 7/1/2036	125	103
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	62	59
Party City Holdings, Inc.
6.13%, 8/15/2023 (e)	60	61
6.63%, 8/1/2026 (e)	88	89
Penske Automotive Group, Inc. 5.50%, 5/15/2026	118	115
PetSmart, Inc.
7.13%, 3/15/2023 (e)	264	190
5.88%, 6/1/2025 (e)	225	184
8.88%, 6/1/2025 (e)	131	94
Staples, Inc. 8.50%, 9/15/2025 (e)	415	390

		1,315

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.20%, 5/13/2025	256	251
3.25%, 2/23/2026	150	146
3.35%, 2/9/2027	75	73
2.90%, 9/12/2027	75	71
Dell International LLC
5.88%, 6/15/2021 (e)	335	345
7.13%, 6/15/2024 (e)	230	247
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	135	97
Western Digital Corp. 4.75%, 2/15/2026	239	231

		1,461

Textiles, Apparel & Luxury Goods — 0.0% (c)
Hanesbrands, Inc.
4.63%, 5/15/2024 (e)	65	63
4.88%, 5/15/2026 (e)	70	67

		130

Thrifts & Mortgage Finance — 0.0% (c)
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025 (e)	90	84
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (e)	26	27
9.13%, 7/15/2026 (e)	93	98
Nationstar Mortgage LLC 6.50%, 6/1/2022	90	90
Quicken Loans, Inc. 5.25%, 1/15/2028 (e)	200	186
Radian Group, Inc. 4.50%, 10/1/2024	90	88

		573

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037 (e)	68	63

Trading Companies & Distributors — 0.1%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (e)	120	118
Aircastle Ltd. 4.40%, 9/25/2023	30	30
H&E Equipment Services, Inc. 5.63%, 9/1/2025	90	90
United Rentals North America, Inc.
5.88%, 9/15/2026	310	318
5.50%, 5/15/2027	335	331
4.88%, 1/15/2028	95	89
WESCO Distribution, Inc. 5.38%, 6/15/2024	45	45

		1,021

Water Utilities — 0.0% (c)
American Water Capital Corp. 6.59%, 10/15/2037	100	128

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 5.00%, 3/30/2020	100	102
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	70	68
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023 (e)	124	124
Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	76	74
Sprint Communications, Inc. 7.00%, 3/1/2020 (e)	98	102
Sprint Corp.
7.25%, 9/15/2021	204	215
7.88%, 9/15/2023	230	248
7.13%, 6/15/2024	388	403
7.63%, 2/15/2025	1,020	1,082
7.63%, 3/1/2026	278	294
T-Mobile US, Inc.
6.50%, 1/15/2024	170	—
6.38%, 3/1/2025	200	—
6.50%, 1/15/2026	544	–	(a)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
T-Mobile USA, Inc.
6.50%, 1/15/2024	170		176
6.38%, 3/1/2025	200		208
6.50%, 1/15/2026	544		570
4.75%, 2/1/2028	420		198
United States Cellular Corp. 6.70%, 12/15/2033	240		244
Vodafone Group plc (United Kingdom)
6.15%, 2/27/2037	50		55
5.00%, 5/30/2038	28		28
Wind Tre SpA (Italy) 5.00%, 1/20/2026 (e)	200		174

			4,365

TOTAL CORPORATE BONDS (Cost $122,126)			120,524

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
Alternative Loan Trust
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	58		58
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	333		334
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	12		11
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	401		387
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A1, 3.65%, 9/25/2048 (e) (m)	993		994
Banc of America Alternative Loan Trust
Series 2004-6, Class 4A1, 5.00%, 7/25/2019	28		29
Series 2006-5, Class 3A1, 6.00%, 6/25/2046	89		88
BCAP LLC Trust Series 2007-AA2, Class 2A12, 5.50%, 4/25/2037	1,260		1,006
Bear Stearns ALT-A Trust
Series 2004-6, Class 1A, 2.86%, 7/25/2034 (m)	29		29
Series 2005-4, Class 23A2, 3.97%, 5/25/2035 (m)	350		355
Series 2005-7, Class 12A3, 2.90%, 8/25/2035 (m)	69		68
CHL Mortgage Pass-Through Trust
Series 2005-HYB3, Class 2A1A, 3.73%, 6/20/2035 (m)	532		536
Series 2006-HYB1, Class 2A2C, 3.50%, 3/20/2036 (m)	646		593
Series 2006-HYB2, Class 2A1B, 3.63%, 4/20/2036 (m)	686		634
Series 2006-21, Class A14, 6.00%, 2/25/2037	93		82
Citigroup Mortgage Loan Trust Series 2005-11, Class A2A, 4.82%, 10/25/2035 (m)	182		185
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	8		8
Series 2005-4, Class A, 4.49%, 8/25/2035 (m)	223		225
COLT Mortgage Loan Trust Series 2018-2, Class A1, 3.47%, 7/27/2048 (e) (m)	532		531
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	20		20
CVS Pass-Through Trust 8.35%, 7/10/2031 (e)	309		374
Deephaven Residential Mortgage Trust
Series 2018-2A, Class A1, 3.48%, 4/25/2058 (e) (m)	1,109		1,103
Series 2018-3A, Class A1, 3.79%, 8/25/2058 (e) (m)	500		500
FHLMC Series 4279, Class JA, 3.00%, 2/15/2037	221		218
FHLMC - GNMA Series 31, Class Z, 8.00%, 4/25/2024	71		75
FHLMC REMIC
Series 2699, Class TC, 4.00%, 11/15/2018	2		2
Series 2715, Class NG, 4.50%, 12/15/2018	1		1
Series 2764, Class OE, 4.50%, 3/15/2019	1		1
Series 2783, Class AT, 4.00%, 4/15/2019	3		2
Series 2809, Class UC, 4.00%, 6/15/2019	1		1
Series 2877, Class AD, 4.00%, 10/15/2019	9		9
Series 2910, Class BE, 4.50%, 12/15/2019	2		2
Series 2950, Class KZ, 4.50%, 3/15/2020	–	(a)	–	(a)
Series 1087, Class I, 8.50%, 6/15/2021	1		1
Series 1136, Class H, 6.00%, 9/15/2021	1		1
Series 2595, Class HO, 4.50%, 3/15/2023	9		9
Series 2033, Class K, 6.05%, 8/15/2023	30		31
Series 2685, Class DT, 5.00%, 10/15/2023	56		58
Series 2686, Class GC, 5.00%, 10/15/2023	19		20

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1617, Class PM, 6.50%, 11/15/2023	29	31
Series 2756, Class NA, 5.00%, 2/15/2024	31	31
Series 2773, Class CD, 4.50%, 4/15/2024	21	21
Series 1710, Class GH, 8.00%, 4/15/2024	25	27
Series 3532, Class EB, 4.00%, 5/15/2024	89	90
Series 3534, Class MB, 4.00%, 5/15/2024	93	94
Series 1732, Class K, 6.50%, 5/15/2024	18	19
Series 2989, Class TG, 5.00%, 6/15/2025	32	33
Series 2988, Class TY, 5.50%, 6/15/2025	49	52
Series 3710, Class GB, 4.00%, 8/15/2025	142	145
Series 3816, Class HA, 3.50%, 11/15/2025	391	393
Series 3102, Class CE, 5.50%, 1/15/2026	78	81
Series 3121, Class JD, 5.50%, 3/15/2026	23	25
Series 3845, Class QY, 4.00%, 4/15/2026	400	406
Series 1843, Class Z, 7.00%, 4/15/2026	27	29
Series 3898, Class KH, 3.50%, 6/15/2026	328	329
Series 3962, Class KD, 3.00%, 10/15/2026	175	172
Series 4064, Class AY, 3.00%, 6/15/2027	351	337
Series 3755, Class MU, 4.00%, 11/15/2030	114	119
Series 2378, Class BD, 5.50%, 11/15/2031	74	79
Series 2455, Class GK, 6.50%, 5/15/2032	48	53
Series 2457, Class PE, 6.50%, 6/15/2032	17	19
Series 2473, Class JZ, 6.50%, 7/15/2032	45	49
Series 4119, Class KE, 1.75%, 10/15/2032	57	52
Series 2575, Class PE, 5.50%, 2/15/2033	66	71
Series 2586, Class WG, 4.00%, 3/15/2033	177	180
Series 4203, Class BN, 3.00%, 4/15/2033	212	205
Series 4238, Class UY, 3.00%, 8/15/2033	550	520
Series 2673, Class PE, 5.50%, 9/15/2033	62	67
Series 2764, Class UG, 5.00%, 3/15/2034	199	209
Series 2802, Class CD, 5.25%, 5/15/2034	440	470
Series 2922, Class GA, 5.50%, 5/15/2034	6	6
Series 3929, Class MC, 1.75%, 12/15/2034	117	115
Series 2901, Class KB, 5.00%, 12/15/2034	96	103
Series 2935, Class HJ, 5.00%, 2/15/2035	84	89
Series 3077, Class TO, PO, 4/15/2035	17	15
Series 2960, Class JH, 5.50%, 4/15/2035	229	245
Series 3017, Class ML, 5.00%, 8/15/2035	475	501
Series 3151, Class UC, 5.50%, 8/15/2035	6	6
Series 3200, PO, 8/15/2036	8	7
Series 3212, Class BK, 5.50%, 9/15/2036	15	17
Series 3213, Class PE, 6.00%, 9/15/2036	55	61
Series 3279, Class PE, 5.50%, 2/15/2037	28	30
Series 3413, Class B, 5.50%, 4/15/2037	63	65
Series 3605, Class NC, 5.50%, 6/15/2037	179	193
Series 4031, Class AB, 5.50%, 6/15/2037	193	208
Series 3747, Class HI, IO, 4.50%, 7/15/2037	1	–	(a)
Series 3405, Class PE, 5.00%, 1/15/2038	119	126
Series 3662, Class QB, 5.00%, 3/15/2038	77	81
Series 3523, Class EX, 5.00%, 4/15/2039	100	105
Series 3902, Class MA, 4.50%, 7/15/2039	11	11
Series 3553, Class PG, 5.50%, 7/15/2039	225	237
Series 4219, Class JA, 3.50%, 8/15/2039	157	157
Series 3564, Class NB, 5.00%, 8/15/2039	187	202
Series 3827, Class BM, 5.50%, 8/15/2039	152	156
Series 3622, Class WA, 5.50%, 9/15/2039	45	48
Series 3748, Class D, 4.00%, 11/15/2039	117	120
Series 3768, Class MB, 4.00%, 12/15/2039	152	154

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3910, Class CT, 4.00%, 12/15/2039	362		369
Series 3795, Class PD, 4.50%, 1/15/2040	150		155
Series 3737, Class PA, 2.00%, 4/15/2040	245		241
Series 3653, Class HJ, 5.00%, 4/15/2040	64		67
Series 3662, Class PJ, 5.00%, 4/15/2040	135		143
Series 4199, Class FB, 2.46%, 5/15/2040 (m)	2,803		2,812
Series 3677, Class KB, 4.50%, 5/15/2040	181		187
Series 3811, Class PA, 5.00%, 9/15/2040	92		95
Series 3842, Class PH, 4.00%, 4/15/2041	27		28
Series 3859, Class JB, 5.00%, 5/15/2041	173		182
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (m)	71		75
Series 4097, Class DC, 1.50%, 6/15/2041	114		107
Series 3873, Class MJ, 4.00%, 6/15/2041	174		175
Series 3895, Class BF, 2.66%, 7/15/2041 (m)	131		132
Series 4565, Class DM, 3.00%, 2/15/2042	330		325
Series 4034, Class PJ, 2.00%, 3/15/2042	188		178
Series 4026, Class HB, 3.50%, 4/15/2042	141		136
Series 4026, Class MQ, 4.00%, 4/15/2042	262		269
Series 4068, Class PE, 3.00%, 6/15/2042	320		302
Series 4180, Class ME, 2.50%, 10/15/2042	66		64
Series 4494, Class KA, 3.75%, 10/15/2042	2,440		2,466
Series 4566, Class CA, 3.00%, 1/15/2043	243		240
Series 4661, Class AC, 4.00%, 4/15/2043	3,867		3,924
Series 4217, Class F, 2.51%, 6/15/2043 (m)	351		350
Series 4800, Class PA, 3.50%, 7/15/2043	962		963
Series 4384, Class LB, 3.50%, 8/15/2043	350		344
Series 4243, Class AE, 4.00%, 8/15/2043	192		192
Series 4471, Class JB, 3.50%, 9/15/2043	800		776
Series 4764, Class NK, 3.50%, 9/15/2043	2,733		2,735
Series 4685, Class PA, 3.00%, 11/15/2044	1,648		1,614
Series 4631, Class G, 2.50%, 7/15/2045	433		413
Series 4592, Class WT, 5.50%, 6/15/2046	133		144
Series 3688, Class GT, 7.35%, 11/15/2046 (m)	44		50
Series 4648, Class FA, 2.66%, 1/15/2047 (m)	5,838		5,904
Series 4735, Class FB, 2.51%, 12/15/2047 (m)	2,003		2,008
FHLMC STRIPS
Series 263, Class F5, 2.66%, 6/15/2042 (m)	122		123
Series 284, Class 300, 3.00%, 10/15/2042	251		242
FHLMC Structured Pass-Through Securities Certificates Series T-54, Class 2A, 6.50%, 2/25/2043	85		96
FNMA REMIC
Series 1990-7, Class B, 8.50%, 1/25/2020	1		1
Series 1990-35, Class E, 9.50%, 4/25/2020	–	(a)	–	(a)
Series 1990-76, Class G, 7.00%, 7/25/2020	1		1
Series 1990-106, Class J, 8.50%, 9/25/2020	4		4
Series 1991-73, Class A, 8.00%, 7/25/2021	1		1
Series 1992-112, Class GB, 7.00%, 7/25/2022	14		15
Series G92-35, Class E, 7.50%, 7/25/2022	12		12
Series 1992-195, Class C, 7.50%, 10/25/2022	6		6
Series 2003-83, Class PG, 5.00%, 6/25/2023	4		4
Series 2008-65, Class CD, 4.50%, 8/25/2023	28		28
Series 2003-78, Class B, 5.00%, 8/25/2023	39		40
Series 1993-226, Class PK, 6.00%, 12/25/2023	233		245
Series 2005-18, Class EG, 5.00%, 3/25/2025	17		17
Series 2011-40, Class KA, 3.50%, 3/25/2026	147		146
Series 2011-99, Class CV, 4.50%, 3/25/2026	80		82
Series 1998-37, Class VZ, 6.00%, 6/17/2028	27		28
Series 1998-66, Class B, 6.50%, 12/25/2028	53		56
Series 2014-1, Class DU, 2.50%, 2/25/2029	200		185

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-15, Class AC, 5.50%, 3/25/2029	56	60
Series 2009-60, Class DE, 5.00%, 8/25/2029	91	95
Series 2011-33, Class GD, 3.50%, 4/25/2031	350	351
Series 2011-43, Class B, 3.50%, 5/25/2031	375	376
Series 2014-3, Class AM, 2.50%, 1/25/2032	120	117
Series 2002-55, Class PG, 5.50%, 9/25/2032	61	65
Series 2002-82, Class PE, 6.00%, 12/25/2032	64	69
Series 2012-147, Class WN, 4.50%, 1/25/2033	165	172
Series 2003-21, Class OU, 5.50%, 3/25/2033	14	15
Series 2003-29, Class BY, 5.50%, 4/25/2033	221	239
Series 2003-48, Class GH, 5.50%, 6/25/2033	189	203
Series 2003-58, Class AD, 3.25%, 7/25/2033	16	15
Series 2003-63, Class PE, 3.50%, 7/25/2033	7	7
Series 2013-94, Class CV, 3.50%, 7/25/2033	322	323
Series 2003-67, Class KE, 5.00%, 7/25/2033	92	97
Series 2003-110, Class WA, 4.00%, 8/25/2033	17	18
Series 2014-58, Class VM, 4.00%, 8/25/2033	250	255
Series 2013-101, Class E, 3.00%, 10/25/2033	250	239
Series 2004-36, Class PC, 5.50%, 2/25/2034	14	14
Series 2014-56, Class VH, 3.50%, 9/25/2034	200	196
Series 2005-38, Class TB, 6.00%, 11/25/2034	19	19
Series 2004-92, Class TB, 5.50%, 12/25/2034	100	110
Series 2005-5, Class CK, 5.00%, 1/25/2035	52	56
Series 2005-29, Class WC, 4.75%, 4/25/2035	37	38
Series 2005-23, Class TG, 5.00%, 4/25/2035	3	3
Series 2005-68, Class BC, 5.25%, 6/25/2035	23	24
Series 2009-22, Class EG, 5.00%, 7/25/2035	15	16
Series 2005-58, Class EP, 5.50%, 7/25/2035	37	39
Series 2009-71, Class JT, 6.00%, 6/25/2036	281	307
Series 2009-19, Class TD, 5.00%, 8/25/2036	127	136
Series 2009-19, Class PW, 4.50%, 10/25/2036	200	205
Series 2007-13, Class H, 5.50%, 3/25/2037	33	36
Series 2007-30, Class MB, 4.25%, 4/25/2037	403	414
Series 2009-50, Class PT, 5.81%, 5/25/2037 (m)	37	40
Series 2007-65, Class KI, IF, IO, 4.40%, 7/25/2037 (m)	15	2
Series 2007-61, Class PE, 5.50%, 7/25/2037	329	354
Series 2007-84, Class P, 5.00%, 8/25/2037	140	146
Series 2009-86, Class OT, PO, 10/25/2037	43	37
Series 2013-74, Class HP, 3.00%, 10/25/2037	369	356
Series 2013-83, Class CA, 3.50%, 10/25/2037	134	134
Series 2011-22, Class MA, 6.50%, 4/25/2038	50	52
Series 2008-61, Class GB, 5.50%, 7/25/2038	101	105
Series 2011-111, Class EA, 5.00%, 12/25/2038	16	16
Series 2011-104, Class KY, 4.00%, 3/25/2039	485	490
Series 2009-37, Class KI, IF, IO, 3.78%, 6/25/2039 (m)	10	1
Series 2009-73, Class HJ, 6.00%, 9/25/2039	204	222
Series 2010-9, Class PE, 4.50%, 10/25/2039	85	86
Series 2009-80, Class KH, 5.00%, 10/25/2039	248	263
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	14	3
Series 2009-112, Class ST, IF, IO, 4.03%, 1/25/2040 (m)	54	7
Series 2010-35, Class SB, IF, IO, 4.20%, 4/25/2040 (m)	24	3
Series 2010-45, Class BL, 4.50%, 5/25/2040	400	408
Series 2010-64, Class DM, 5.00%, 6/25/2040	91	95
Series 2010-85, Class NJ, 4.50%, 8/25/2040	159	164
Series 2010-103, Class PJ, 4.50%, 9/25/2040	200	208
Series 2010-137, Class XP, 4.50%, 10/25/2040	293	303
Series 2010-141, Class AL, 4.00%, 12/25/2040	234	237
Series 2011-113, Class MC, 4.00%, 12/25/2040	177	178

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-2, Class PX, 4.50%, 1/25/2041	200	210
Series 2011-41, Class KL, 4.00%, 5/25/2041	450	443
Series 2011-53, Class DT, 4.50%, 6/25/2041	244	255
Series 2012-29, Class PA, 4.00%, 7/25/2041	154	155
Series 2012-137, Class CF, 2.52%, 8/25/2041 (m)	75	75
Series 2012-16, Class GC, 2.50%, 11/25/2041	975	925
Series 2011-114, Class B, 3.50%, 11/25/2041	273	271
Series 2011-112, Class PB, 4.00%, 11/25/2041	325	330
Series 2011-126, Class KB, 4.00%, 12/25/2041	500	511
Series 2011-132, Class PE, 4.50%, 12/25/2041	450	462
Series 2012-20, Class TD, 4.50%, 2/25/2042	155	161
Series 2012-50, Class HB, 4.00%, 3/25/2042	105	106
Series 2012-83, Class TN, 5.00%, 8/25/2042	144	150
Series 2012-136, Class DL, 3.50%, 12/25/2042	200	198
Series 2013-31, Class NC, 3.00%, 4/25/2043	215	204
Series 2016-59, Class CA, 3.50%, 9/25/2043	474	473
Series 2013-104, Class CY, 5.00%, 10/25/2043	328	349
Series 2016-95, Class UH, 3.50%, 2/25/2045	888	887
Series 2016-5, Class KB, 2.50%, 2/25/2046	310	262
Series 2016-25, Class FL, 2.72%, 5/25/2046(m)	697	704
Series 2016-64, Class FA, 2.72%, 9/25/2046(m)	568	574
Series 2008-22, Class AB, 5.00%, 4/25/2048	478	498
Series 2011-85, Class KP, 7.00%, 9/25/2051	101	115
Series 2017-41, Class ME, 3.00%, 5/25/2053	4,863	4,757
FNMA STRIPS Series 293, Class 1, PO, 12/25/2024	13	12
FNMA, Connecticut Avenue Securities Series 2018-C05, Class 1M2, 4.57%, 1/25/2031 (m)	750	762
GNMA
Series 2002-22, Class CD, 6.50%, 5/17/2031	71	73
Series 2003-62, Class BG, 5.00%, 7/20/2033	69	73
Series 2003-65, Class AL, 5.50%, 8/20/2033	358	391
Series 2003-66, Class HD, 5.50%, 8/20/2033	106	114
Series 2004-16, Class AE, 5.50%, 2/20/2034	407	441
Series 2004-16, Class EC, 5.50%, 2/20/2034	145	164
Series 2005-13, Class AE, 5.00%, 9/20/2034	67	69
Series 2005-11, Class PL, 5.00%, 2/20/2035	219	233
Series 2005-13, Class BG, 5.00%, 2/20/2035	176	190
Series 2005-48, Class CY, 5.00%, 6/20/2035	142	152
Series 2006-1, Class LE, 5.50%, 6/20/2035	86	93
Series 2005-54, Class JE, 5.00%, 7/20/2035	258	276
Series 2006-7, Class ND, 5.50%, 8/20/2035	459	498
Series 2006-50, Class JD, 5.00%, 9/20/2036	260	284
Series 2006-69, Class MB, 5.50%, 12/20/2036	139	147
Series 2008-20, Class HC, 5.75%, 6/16/2037	145	151
Series 2007-35, Class NE, 6.00%, 6/16/2037	130	148
Series 2007-33, Class LE, 5.50%, 6/20/2037	92	100
Series 2007-79, Class BL, 5.75%, 8/20/2037	106	115
Series 2009-106, Class ST, IF, IO, 3.83%, 2/20/2038 (m)	110	12
Series 2008-23, Class YA, 5.25%, 3/20/2038	27	29
Series 2008-26, Class JP, 5.25%, 3/20/2038	83	89
Series 2008-33, Class PB, 5.50%, 4/20/2038	141	154
Series 2008-68, Class PQ, 5.50%, 4/20/2038	16	16
Series 2008-62, Class SA, IF, IO, 3.98%, 7/20/2038 (m)	23	3
Series 2008-63, Class PE, 5.50%, 7/20/2038	252	277
Series 2008-58, Class ZT, 6.50%, 7/20/2038	118	143
Series 2008-76, Class US, IF, IO, 3.73%, 9/20/2038 (m)	39	4
Series 2008-76, Class PD, 5.75%, 9/20/2038	168	187
Series 2011-97, Class WA, 6.12%, 11/20/2038 (m)	47	51

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2008-95, Class DS, IF, IO, 5.13%, 12/20/2038 (m)	58		7
Series 2009-42, Class CD, 5.00%, 6/20/2039	293		316
Series 2009-47, Class LT, 5.00%, 6/20/2039	438		471
Series 2009-72, Class SM, IF, IO, 4.09%, 8/16/2039 (m)	38		4
Series 2010-14, Class QP, 6.00%, 12/20/2039	1		1
Series 2010-158, Class EP, 4.50%, 12/16/2040	205		214
Series 2010-157, Class OP, PO, 12/20/2040	78		62
Series 2017-162, Class PL, 3.00%, 10/20/2047	590		523
Series 2015-H20, Class FA, 2.55%, 8/20/2065 (m)	172		173
Series 2015-H26, Class FG, 2.60%, 10/20/2065 (m)	426		429
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	16		16
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	5		5
Homeward Opportunities Fund I Trust Series 2018-1, Class A1, 3.77%, 6/25/2048 (e) (m)	475		475
Impac CMB Trust
Series 2004-9, Class 1A1, 2.98%, 1/25/2035 (m)	590		582
Series 2005-5, Class A4, 2.98%, 8/25/2035 (m)	389		352
Series 2005-8, Class 1AM, 2.92%, 2/25/2036 (m)	814		764
Series 2007-A, Class M3, 4.47%, 5/25/2037 ‡ (e) (m)	739		697
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 3.98%, 11/25/2033 (m)	36		37
Series 2007-A1, Class 5A5, 3.92%, 7/25/2035 (m)	24		25
LSTAR Securities Investment Ltd. (Cayman Islands) Series 2017-7, Class A, 0.04%, 10/1/2022 (e) (m)	165		164
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A2, 3.81%, 4/25/2034 (m)	213		213
MASTR Alternative Loan Trust
Series 2004-5, Class 5A1, 4.75%, 6/25/2019	1		1
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	262		268
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	276		282
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	335		318
MASTR Asset Securitization Trust
Series 2003-11, Class 3A1, 4.50%, 12/25/2018	–	(a)	–	(a)
Series 2003-11, Class 8A1, 5.50%, 12/25/2033	9		9
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 2.86%, 10/25/2028 (m)	20		20
Series 2004-B, Class A1, 2.72%, 5/25/2029 (m)	27		27
Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5, Class A9, 3.98%, 6/25/2035 (m)	137		137
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (m)	39		41
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	3		3
Prime Mortgage Trust Series 2004-2, Class A2, 4.75%, 11/25/2019	2		2
Provident Funding Mortgage Loan Trust Series 2005-2, Class 2A1A, 4.29%, 10/25/2035 (m)	49		50
RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	1		1
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	69		68
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	462		389
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (e)	37		37
Sequoia Mortgage Trust
Series 2004-11, Class A1, 2.77%, 12/20/2034 (m)	49		48
Series 2007-3, Class 1A1, 2.37%, 7/20/2036 (m)	344		328
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1, 3.79%, 3/25/2048 (e) (m)	1,910		1,910
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 2.87%, 1/19/2034 (m)	21		20
Series 2005-AR2, Class 2A1, 2.68%, 5/25/2045 (m)	114		111
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 4.19%, 12/25/2033 (m)	7		8
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.25%, 12/25/2044 (m)	36		36
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	427		449

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Verus Securitization Trust Series 2018-2, Class A1, 3.68%, 6/1/2058 (e) (m)	722	722
WaMu Mortgage Pass-Through Certificates Series 2005-AR8, Class 2AB2, 3.06%, 7/25/2045 (m)	1,414	1,413
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033 (m)	15	16
Series 2005-AR3, Class A1, 3.66%, 3/25/2035 (m)	339	334
Series 2005-AR10, Class 1A4, 4.12%, 9/25/2035 (m)	363	370
Series 2007-HY3, Class 3A3, 3.53%, 3/25/2037 (m)	469	451
Series 2006-AR17, Class 1A1A, 2.56%, 12/25/2046 (m)	574	571
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3, 3.96%, 3/25/2036 (m)	51	51
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 4.60%, 8/25/2034 (m)	236	240
Series 2004-P, Class 2A1, 4.63%, 9/25/2034 (m)	64	65
Series 2004-EE, Class 3A1, 4.37%, 12/25/2034 (m)	8	8

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $87,326)		86,643

ASSET-BACKED SECURITIES — 3.7%
ABFC Trust Series 2003-OPT1, Class M1, 3.25%, 2/25/2033 ‡ (m)	791	797
ACE Securities Corp. Home Equity Loan Trust
Series 2004-OP1, Class M3, 4.09%, 4/25/2034 (m)	442	421
Series 2004-HE3, Class M3, 3.30%, 11/25/2034 ‡ (m)	158	158
Series 2005-HE6, Class M1, 2.69%, 10/25/2035 ‡ (m)	250	248
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (e)	27	27
Series 2017-1, Class AA, 3.30%, 1/15/2030 (e)	142	136
Ally Auto Receivables Trust
Series 2017-2, Class A3, 1.78%, 8/16/2021	266	264
Series 2017-3, Class A3, 1.74%, 9/15/2021	201	199
Series 2018-1, Class A3, 2.35%, 6/15/2022	200	198
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	10	10
Series 2013-2, Class A, 4.95%, 1/15/2023	133	137
Series 2017-1, Class AA, 3.65%, 2/15/2029	46	45
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/2020 (e)	2	2
Series 2018-1, Class A, 2.72%, 3/10/2021 (e)	84	84
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	240	237
AmeriCredit Automobile Receivables Series 2015-4, Class A3, 1.70%, 7/8/2020	3	3
Americredit Automobile Receivables Trust Series 2018-1, Class A3, 3.07%, 12/19/2022	115	115
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A3, 1.87%, 8/18/2021	59	59
Series 2017-2, Class A3, 1.98%, 12/20/2021	72	71
Series 2017-3, Class A3, 1.90%, 3/18/2022	91	90
Series 2017-4, Class A3, 2.04%, 7/18/2022	117	115
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2002-2, Class M3, 4.87%, 8/25/2032 ‡ (m)	279	277
Series 2003-9, Class M2, 5.07%, 9/25/2033 ‡ (m)	359	348
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities
Series 2003-10, Class M1, 3.27%, 12/25/2033 ‡ (m)	305	301
Series 2003-10, Class M2, 4.77%, 12/25/2033 ‡ (m)	240	235
Series 2004-R1, Class M1, 3.01%, 2/25/2034 ‡ (m)	296	298
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 3.04%, 2/25/2034 ‡ (m)	86	84
Series 2004-W1, Class M3, 4.39%, 3/25/2034 ‡ (m)	488	478
Series 2004-W7, Class M9, 4.37%, 5/25/2034 ‡ (e) (m)	274	243
Series 2004-W6, Class M4, 5.07%, 5/25/2034 ‡ (m)	609	608
Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021 (e)	73	72

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE7, Class M1, 3.13%, 12/15/2033 ‡ (m)	1,820	1,820
Series 2004-HE1, Class M1, 3.21%, 1/15/2034 ‡ (m)	464	463
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	41	40
Bear Stearns Asset-Backed Securities Trust Series 2004-2, Class M1, 3.42%, 8/25/2034 ‡ (m)	342	334
BMW Vehicle Lease Trust
Series 2017-1, Class A3, 1.98%, 5/20/2020	185	184
Series 2017-2, Class A3, 2.07%, 10/20/2020	95	94
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (e)	119	119
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (e)	250	250
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	62	61
CarMax Auto Owner Trust
Series 2015-2, Class A3, 1.37%, 3/16/2020	9	9
Series 2017-1, Class A3, 1.98%, 11/15/2021	249	247
Series 2017-3, Class A3, 1.97%, 4/15/2022	124	122
Series 2017-4, Class A3, 2.11%, 10/17/2022	91	90
Series 2018-1, Class A3, 2.48%, 11/15/2022	219	216
Series 2018-2, Class A3, 2.98%, 1/17/2023	45	45
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 3.57%, 8/25/2033 (m)	232	232
Series 2003-HE3, Class M2, 4.84%, 11/25/2033 ‡ (m)	4	4
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 3.72%, 6/25/2034 ‡ (m)	296	294
CHEC Loan Trust Series 2004-2, Class M3, 3.47%, 4/25/2034 ‡ (m)	220	215
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	250	247
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034 ‡ (i)	1,278	1,300
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	240	237
Series 2017-B, Class A3, 1.86%, 9/15/2022	113	111
Series 2017-C, Class A3, 2.08%, 2/15/2023	150	148
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class A, 2.55%, 1/16/2024 (e)	20	20
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	70	74
Countrywide Asset-Backed Certificates
Series 2004-SD2, Class M1, 2.84%, 6/25/2033 ‡ (e) (m)	294	292
Series 2003-BC6, Class M2, 3.94%, 10/25/2033 ‡ (m)	86	85
Series 2004-BC1, Class M3, 4.32%, 10/25/2033 ‡ (m)	20	20
Series 2005-12, Class M2, 2.71%, 2/25/2036 ‡ (m)	750	746
Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 5/17/2027 (e)	250	250
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB5, Class M2, 4.69%, 11/25/2033 ‡ (m)	220	214
Series 2004-CB4, Class A5, 6.78%, 5/25/2035 (i)	631	630
Series 2004-CB6, Class M3, 4.32%, 7/25/2035 ‡ (m)	244	241
CSFB Mortgage-Backed Pass-Through Certificates Series 2002-HE4, Class AF, 5.51%, 8/25/2032 ‡ (i)	25	26
CWABS, Inc. Asset-Backed Certificates
Series 2003-BC1, Class A1, 3.02%, 3/25/2033 ‡ (m)	232	229
Series 2003-5, Class MF2, 5.18%, 11/25/2033 ‡ (m)	208	207
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 3.94%, 7/25/2034 ‡ (m)	330	335
Series 2004-6, Class M2, 3.19%, 10/25/2034 ‡ (m)	323	320
Dell Equipment Finance Trust Series 2017-1, Class A3, 2.14%, 4/22/2022 (e)	100	100
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	7	7
Series 2010-2, Class A, 4.95%, 5/23/2019	6	6
Drive Auto Receivables Trust Series 2017-3, Class B, 2.30%, 5/17/2021	142	142

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DT Auto Owner Trust
Series 2017-2A, Class B, 2.44%, 2/15/2021 (e)	125	125
Series 2017-3A, Class B, 2.40%, 5/17/2021 (e)	61	61
Series 2018-1A, Class A, 2.59%, 5/17/2021 (e)	165	164
Series 2018-2A, Class A, 2.84%, 9/15/2021 (e)	158	158
Equity One Mortgage Pass-Through Trust Series 2003-1, Class M1, 4.86%, 8/25/2033 ‡ (m)	832	843
Exeter Automobile Receivables Trust Series 2018-1A, Class A, 2.21%, 5/17/2021 (e)	137	137
Fifth Third Auto Trust Series 2015-1, Class A3, 1.42%, 3/16/2020	18	18
First Franklin Mortgage Loan Trust Series 2006-FF8, Class IIA3, 2.37%, 7/25/2036 ‡ (m)	144	144
First Investors Auto Owner Trust Series 2017-2A, Class A2, 2.27%, 7/15/2022 (e)	107	106
Flagship Credit Auto Trust
Series 2017-3, Class A, 1.88%, 10/15/2021 (e)	64	64
Series 2018-2, Class A, 2.97%, 10/17/2022 (e)	117	117
Series 2017-2, Class B, 2.57%, 4/15/2023 (e)	80	79
Ford Credit Auto Lease Trust
Series 2017-A, Class A3, 1.88%, 4/15/2020	213	213
Series 2017-B, Class A3, 2.03%, 12/15/2020	92	91
Ford Credit Auto Owner Trust
Series 2015-C, Class A3, 1.41%, 2/15/2020	15	14
Series 2017-A, Class A3, 1.67%, 6/15/2021	151	150
Fremont Home Loan Trust
Series 2003-B, Class M2, 4.65%, 12/25/2033 ‡ (m)	40	39
Series 2004-A, Class M1, 3.04%, 1/25/2034 ‡ (m)	893	885
Series 2005-1, Class M4, 3.24%, 6/25/2035(m)	1,850	1,855
GM Financial Automobile Leasing Trust
Series 2017-1, Class A3, 2.06%, 5/20/2020	178	177
Series 2017-3, Class A3, 2.01%, 11/20/2020	40	40
Series 2018-1, Class A4, 2.68%, 12/20/2021	151	150
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021 (e)	126	125
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3, 2.32%, 7/18/2022	108	106
GSAMP Trust
Series 2004-AR2, Class M1, 3.06%, 8/25/2034 ‡ (m)	574	575
Series 2004-NC2, Class B2, 5.59%, 10/25/2034 ‡ (e) (m)	527	417
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (e)	185	183
Home Equity Asset Trust
Series 2002-1, Class M2, 4.12%, 11/25/2032 ‡ (m)	332	316
Series 2004-3, Class M1, 3.07%, 8/25/2034 ‡ (m)	409	406
Series 2004-6, Class M2, 3.12%, 12/25/2034 ‡ (m)	91	89
Series 2007-2, Class 2A2, 2.40%, 7/25/2037 ‡ (m)	102	102
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M3, 3.42%, 11/25/2034 ‡ (m)	231	229
Honda Auto Receivables Owner Trust
Series 2016-3, Class A3, 1.16%, 5/18/2020	95	95
Series 2017-3, Class A3, 1.79%, 9/20/2021	60	59
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A4, 3.20%, 6/15/2022 (e)	127	127
Hyundai Auto Receivables Trust
Series 2015-C, Class A3, 1.46%, 2/18/2020	18	18
Series 2017-A, Class A3, 1.76%, 8/16/2021	169	167
Series 2017-B, Class A3, 1.77%, 1/18/2022	200	197
John Deere Owner Trust
Series 2015-B, Class A3, 1.44%, 10/15/2019	3	3
Series 2017-B, Class A3, 1.82%, 10/15/2021	71	70
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 2.78%, 7/25/2031 ‡ (m)	328	330
Series 2003-4, Class M2, 4.84%, 8/25/2033 ‡ (m)	65	68
Mastr Asset-Backed Securities Trust Series 2004-OPT1, Class M2, 3.87%, 2/25/2034 ‡ (m)	64	64
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	184	183
Merrill Lynch Mortgage Investors Trust Series 2002-NC1, Class M1, 3.27%, 5/25/2033 ‡ (m)	519	512

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-OPT1, Class M1, 3.19%, 7/25/2034 (m)	77	75
Series 2004-HE1, Class M2, 4.47%, 4/25/2035 ‡ (m)	319	312
Series 2005-NC1, Class M2, 3.30%, 10/25/2035 ‡ (m)	437	433
Series 2005-FM1, Class M1, 2.94%, 5/25/2036 (m)	301	295
MFA LLC Series 2018-NPL1, Class A1, 3.88%, 5/25/2048 (e) (i)	1,938	1,933
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC2, Class M2, 4.02%, 12/25/2033 ‡ (m)	121	115
Series 2005-HE1, Class M3, 3.00%, 12/25/2034 ‡ (m)	328	314
Series 2005-HE1, Class M4, 3.30%, 12/25/2034 ‡ (m)	190	179
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2002-AM3, Class A3, 3.20%, 2/25/2033 ‡ (m)	313	307
Series 2002-AM3, Class M1, 3.64%, 2/25/2033 ‡ (m)	127	127
New Century Home Equity Loan Trust
Series 2003-5, Class M1, 5.11%, 11/25/2033 (i)	225	227
Series 2003-6, Class M1, 3.30%, 1/25/2034 ‡ (m)	426	428
Series 2004-4, Class M1, 2.98%, 2/25/2035 ‡ (m)	574	571
Series 2005-1, Class M1, 2.89%, 3/25/2035 ‡ (m)	243	243
NextGear Floorplan Master Owner Trust Series 2017-1A, Class A2, 2.54%, 4/18/2022 (e)	141	140
Nissan Auto Lease Trust
Series 2017-A, Class A3, 1.91%, 4/15/2020	126	125
Series 2017-B, Class A3, 2.05%, 9/15/2020	114	113
Nissan Auto Receivables Owner Trust
Series 2015-C, Class A3, 1.37%, 5/15/2020	19	19
Series 2017-C, Class A3, 2.12%, 4/18/2022	139	137
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 4.99%, 9/25/2033 ‡ (m)	383	380
Series 2003-3, Class M1, 3.34%, 12/25/2033 ‡ (m)	152	153
OneMain Financial Issuance Trust Series 2015-2A, Class A, 2.57%, 7/18/2025 (e)	2	2
Option One Mortgage Acceptance Corp. Asset-Backed Certificates
Series 2003-4, Class M1, 3.24%, 7/25/2033 ‡ (m)	614	603
Series 2003-5, Class A3, 3.12%, 8/25/2033 ‡ (m)	373	364
Option One Mortgage Loan Trust Series 2004-2, Class M2, 3.79%, 5/25/2034 ‡ (m)	664	615
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 3.87%, 12/25/2034 ‡ (m)	1,359	1,374
Series 2005-WCH1, Class M4, 3.46%, 1/25/2036 ‡ (m)	500	502
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1, 3.33%, 12/30/2032 (e) (m)	571	568
Series 2018-NPL2, Class A1, 3.70%, 3/27/2033 ‡ (e) (i)	652	648
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/2023 (e)	7	7
Series 2017-2A, Class A, 2.41%, 9/15/2023 (e)	19	19
RAMP Trust
Series 2005-RS6, Class M4, 3.19%, 6/25/2035 ‡ (m)	500	501
Series 2006-EFC1, Class M1, 2.61%, 2/25/2036 ‡ (m)	1,437	1,439
Series 2006-RZ3, Class M1, 2.57%, 8/25/2036 ‡ (m)	1,000	987
RASC Trust Series 2005-EMX1, Class M1, 2.86%, 3/25/2035 ‡ (m)	539	540
Renaissance Home Equity Loan Trust
Series 2003-2, Class A, 3.10%, 8/25/2033 ‡ (m)	570	557
Series 2003-2, Class M1, 3.45%, 8/25/2033 ‡ (m)	1,089	1,089
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3, 1.87%, 12/15/2020	138	138
Series 2018-1, Class A3, 2.32%, 8/16/2021	130	129
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 5/20/2021 (e)	280	279
Saxon Asset Securities Trust
Series 2000-2, Class MF2, 8.66%, 7/25/2030 ‡ (i)	75	62
Series 2003-1, Class AF6, 4.71%, 6/25/2033 (i)	5	5
Series 2003-2, Class M2, 4.84%, 6/25/2033 ‡ (m)	144	146
Series 2003-3, Class M1, 3.19%, 12/25/2033 ‡ (m)	447	432
Series 2004-2, Class MV2, 4.02%, 8/25/2035 ‡ (m)	379	380
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	31	31

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SoFi Professional Loan Program LLC Series 2017-B, Class A1FX, 1.83%, 5/25/2040 (e)	32	32
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 3.12%, 11/25/2034 ‡ (m)	331	319
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	60	57
Structured Asset Investment Loan Trust
Series 2003-BC3, Class M1, 3.64%, 4/25/2033 ‡ (m)	52	52
Series 2003-BC11, Class M1, 3.19%, 10/25/2033 ‡ (m)	223	223
Series 2004-6, Class M2, 4.17%, 7/25/2034 ‡ (m)	22	22
Series 2004-7, Class M1, 3.27%, 8/25/2034 ‡ (m)	54	53
Series 2004-7, Class M2, 3.34%, 8/25/2034 ‡ (m)	281	272
Series 2004-8, Class M2, 3.15%, 9/25/2034 ‡ (m)	267	265
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 2.49%, 5/25/2031 ‡ (e) (m)	124	99
Toyota Auto Receivables Owner Trust Series 2017-A, Class A3, 1.73%, 2/16/2021	54	54
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	97	90
Series 2018-1, Class AA, 3.50%, 3/1/2030	171	165
Series 2018-1, Class A, 3.70%, 3/1/2030	161	156
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047 ‡ (e) (i)	49	49
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50%, 3/25/2047 (e) (i)	645	642
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 ‡ (e) (i)	50	49
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class M8A, 6.72%, 10/25/2034 ‡ (e) (m)	194	184
Westlake Automobile Receivables Trust
Series 2017-2A, Class A2A, 1.80%, 7/15/2020 (e)	44	44
Series 2018-1A, Class A2A, 2.24%, 12/15/2020 (e)	333	332
World Financial Network Credit Card Master Trust
Series 2017-A, Class A, 2.12%, 3/15/2024	224	220
Series 2018-A, Class A, 3.07%, 12/16/2024	496	493
World Omni Auto Receivables Trust
Series 2015-B, Class A3, 1.49%, 12/15/2020	28	28
Series 2017-B, Class A3, 1.95%, 2/15/2023	104	102
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/2020	175	174
Series 2018-A, Class A3, 2.83%, 7/15/2021	178	177

TOTAL ASSET-BACKED SECURITIES (Cost $48,136)		49,653

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds
5.50%, 8/15/2028	2,000	2,414
5.38%, 2/15/2031	75	93
4.25%, 11/15/2040	134	157
3.13%, 11/15/2041	1,010	1,000
2.75%, 8/15/2042	3,500	3,241
2.75%, 11/15/2042	2,650	2,451
3.75%, 11/15/2043	2,487	2,722
U.S. Treasury Notes
1.13%, 1/31/2019 (n)	11,877	11,830
1.50%, 7/15/2020	2,000	1,955
1.38%, 1/31/2021	262	253
2.63%, 5/15/2021	221	220
2.00%, 11/30/2022	700	674
1.50%, 2/28/2023	1,500	1,411
1.75%, 5/15/2023	2,000	1,897
2.13%, 3/31/2024	2,000	1,915
2.50%, 5/15/2024	144	140
2.00%, 6/30/2024	223	212
2.25%, 11/15/2024	700	671
2.00%, 2/15/2025	6,000	5,651
2.88%, 5/31/2025	235	233
1.50%, 8/15/2026	237	212
2.25%, 2/15/2027	23	22
2.88%, 5/15/2028	75	74

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,280)		39,448

MORTGAGE-BACKED SECURITIES — 1.6%
FHLMC Gold Pools, 15 Year, Single Family
Pool # G13603, 5.50%, 2/1/2024	11	12
Pool # G16255, 2.50%, 7/1/2032	1,784	1,722
Pool # V61825, 3.00%, 11/1/2032	509	501
Pool # G16407, 2.50%, 1/1/2033	1,800	1,736

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FHLMC Gold Pools, 30 Year, Single Family
Pool # C00401, 8.00%, 4/1/2025	1		1
Pool # C80313, 8.00%, 5/1/2025	–	(a)	–	(a)
Pool # D69343, 7.00%, 2/1/2026	2		2
Pool # C00460, 7.50%, 5/1/2026	2		2
Pool # C00472, 8.50%, 7/1/2026	3		3
Pool # C00542, 7.50%, 8/1/2027	2		2
Pool # A51176, 6.00%, 8/1/2036	74		83
Pool # A57681, 6.00%, 12/1/2036	6		7
Pool # G05405, 5.50%, 2/1/2039	70		76
Pool # G06493, 4.50%, 5/1/2041	131		136
FNMA Pool # AM2292, ARM, 2.43%, 1/1/2023(m)	132		132
FNMA, 15 Year, Single Family
Pool # 725414, 4.50%, 5/1/2019	1		–	(a)
Pool # 745048, 5.00%, 10/1/2019	1		1
Pool # 735208, 6.00%, 10/1/2019	1		1
Pool # 995381, 6.00%, 1/1/2024	15		16
Pool # 890395, 3.50%, 2/1/2026	1,688		1,698
FNMA, 20 Year, Single Family
Pool # 929142, 5.50%, 2/1/2028	74		79
Pool # BM3923, 3.50%, 3/1/2038	803		801
FNMA, 30 Year, Single Family
Pool # 124555, 8.00%, 11/1/2022	6		6
Pool # 250085, 8.00%, 6/1/2024	1		1
Pool # 250114, 9.00%, 8/1/2024	5		5
Pool # 337115, 6.50%, 2/1/2026	3		3
Pool # 365488, 7.00%, 3/1/2026	6		6
Pool # 346269, 7.00%, 5/1/2026	5		5
Pool # AL0045, 6.00%, 12/1/2032	27		30
Pool # 702901, 6.00%, 5/1/2033	47		52
Pool # 729379, 6.00%, 8/1/2033	4		5
Pool # 735503, 6.00%, 4/1/2035	34		37
Pool # 888460, 6.50%, 10/1/2036	49		55
Pool # 888890, 6.50%, 10/1/2037	11		12
Pool # 949320, 7.00%, 10/1/2037	6		6
Pool # 995149, 6.50%, 10/1/2038	42		47
Pool # 994410, 7.00%, 11/1/2038	23		27
Pool # BE8354, 4.00%, 3/1/2048	595		602
FNMA, Other
Pool # AD0851, 4.37%, 2/1/2020	146		148
Pool # AM3370, 1.74%, 5/1/2020	191		188
Pool # AM3165, 3.05%, 10/1/2020	139		138
Pool # 465973, 3.59%, 10/1/2020	138		139
Pool # 465721, 4.04%, 10/1/2020	400		407
Pool # 466430, 3.37%, 11/1/2020	190		191
Pool # 466899, 3.48%, 12/1/2020	192		193
Pool # 466854, 3.70%, 12/1/2020	129		130
Pool # 467757, 4.33%, 4/1/2021	267		274
Pool # 468066, 4.30%, 6/1/2021	462		473
Pool # 469384, 3.11%, 10/1/2021	92		92
Pool # 469873, 3.03%, 12/1/2021	87		87
Pool # AL2044, 3.82%, 5/1/2022	152		155
Pool # 471580, 2.84%, 6/1/2022	221		217
Pool # 471513, 2.90%, 6/1/2022	88		87
Pool # AM2285, 2.41%, 1/1/2023	224		217
Pool # AM2697, 2.53%, 3/1/2023	180		175
Pool # AL3594, 2.71%, 4/1/2023	174		170
Pool # AM3301, 2.35%, 5/1/2023	178		172

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AM3999, 3.76%, 8/1/2023	370		376
Pool # AM4539, 3.86%, 11/1/2023	400		408
Pool # AM4871, 3.94%, 12/1/2025	464		475
Pool # AN0754, 3.08%, 1/1/2026	440		431
Pool # AN3076, 2.46%, 10/1/2026	400		372
Pool # AM8529, 3.03%, 4/1/2027	350		339
Pool # AN5182, 3.39%, 4/1/2027	353		351
Pool # AM8595, 2.83%, 5/1/2027	500		475
Pool # AN0502, 3.35%, 1/1/2028	295		290
Pool # AN2069, 2.35%, 8/1/2028	270		243
Pool # AN2466, 2.57%, 8/1/2028	450		415
Pool # AM6756, 3.57%, 10/1/2029	281		278
Pool # AM6760, 3.57%, 10/1/2029	281		278
Pool # AN7845, 3.08%, 12/1/2029	550		521
Pool # AN8281, 3.19%, 2/1/2030	190		181
Pool # AN8572, 3.55%, 4/1/2030	200		198
Pool # AN3747, 2.87%, 2/1/2032	290		264
Pool # AN6122, 3.06%, 8/1/2032	520		480
Pool # AN8095, 3.24%, 1/1/2033	430		405
GNMA I, 30 Year, Single Family
Pool # 323423, 8.50%, 6/15/2022	9		9
Pool # 780708, 8.50%, 12/15/2022	2		2
Pool # 376656, 6.50%, 1/15/2024	–	(a)	–	(a)
Pool # 376038, 8.00%, 4/15/2024	3		3
Pool # 401860, 7.50%, 6/15/2025	9		9
Pool # 413007, 7.00%, 8/15/2025	8		8
Pool # 416192, 6.50%, 4/15/2026	2		2
Pool # 424185, 6.50%, 4/15/2026	9		10
Pool # 375344, 7.00%, 5/15/2026	25		25
Pool # 408313, 7.50%, 5/15/2026	–	(a)	–	(a)
Pool # 451932, 8.00%, 9/15/2027	8		9
Pool # 430634, 6.50%, 3/15/2028	7		8
GNMA II, 30 Year, Single Family
Pool # 2083, 8.50%, 9/20/2025	6		6
Pool # 2619, 8.00%, 7/20/2028	2		2
Pool # MA5332, 5.00%, 7/20/2048	2,305		2,413

TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,084)			20,849

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (e)	100		98
BX Commercial Mortgage Trust Series 2018-BIOA, Class D, 3.48%, 3/15/2037 (e) (m)	500		501
CD Commercial Mortgage Trust Series 2005-CD1, Class E, 5.43%, 7/15/2044 ‡ (m)	26		26
DBGS Mortgage Trust Series 2018-5BP, Class B, 2.99%, 6/15/2033 ‡ (e) (m)	750		745
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	32		32
Series KJ18, Class A2, 3.07%, 8/25/2022	388		386
Series KF12, Class A, 2.81%, 9/25/2022 (m)	121		121
Series KJ11, Class A2, 2.93%, 1/25/2023	231		228
Series K038, Class A2, 3.39%, 3/25/2024	129		130
Series K727, Class AM, 3.04%, 7/25/2024	250		245
Series K049, Class A2, 3.01%, 7/25/2025	250		245
Series K060, Class A2, 3.30%, 10/25/2026	400		395
Series K066, Class A2, 3.12%, 6/25/2027	218		211
Series K070, Class A2, 3.30%, 11/25/2027 (m)	364		356
Series K072, Class A2, 3.44%, 12/25/2027	118		117
Series K075, Class X3, IO, 2.20%, 5/25/2028 (m)	2,250		349

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	182		176
Series 2013-M13, Class A2, 2.63%, 4/25/2023 (m)	332		323
Series 2014-M1, Class A2, 3.30%, 7/25/2023 (m)	482		482
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (m)	355		358
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (m)	255		251
Series 2017-M12, Class A2, 3.18%, 6/25/2027 (m)	411		397
Series 2017-M13, Class A2, 3.04%, 9/25/2027 (m)	275		261
Series 2018-M9, Class APT2, 3.23%, 4/25/2028 (m)	100		96
Series 2018-M3, Class A2, 3.19%, 2/25/2030 (m)	288		271
FREMF Mortgage Trust
Series 2017-KF40, Class B, 4.81%, 11/25/2027 ‡ (e) (m)	750		768
Series 2013-K32, Class B, 3.65%, 10/25/2046 (e) (m)	1,025		1,018
Series 2015-K44, Class B, 3.81%, 1/25/2048 (e) (m)	200		194
Series 2016-K722, Class B, 3.97%, 7/25/2049 (e) (m)	220		221
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD11, Class AM, 6.18%, 6/15/2049 (m)	74		75
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044 (m)	106		108
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.48%, 7/15/2040 (m)	250		254
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.81%, 12/12/2049 ‡ (e) (m)	62		–	(a)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	250		252
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (m)	244		244
Series 2007-T27, Class C, 6.15%, 6/11/2042 ‡ (e) (m)	1,000		1,035
Series 2007-HQ11, Class X, IO, 0.53%, 2/12/2044 ‡ (e) (m)	99		–	(a)
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class A4, 3.24%, 4/10/2046	114		113
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	250		252
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class C, 5.48%, 12/15/2043 (m)	1,708		1,692
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (e)	500		510
Series 2012-C6, Class A4, 3.44%, 4/15/2045	200		200

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,880)			13,736

LOAN ASSIGNMENTS — 0.1% (o)
Communications Equipment — 0.0% (c)
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.41%, 12/15/2024 (f)	199		200

Diversified Telecommunication Services — 0.0% (c)
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.74%, 11/1/2024 (f) (p)	45		45
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.49%, 11/1/2025 (f)	20		20

			65

Energy Equipment & Services — 0.0% (c)
McDermott Technology Americas, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.24%, 5/12/2025 (f) (p)	58		58

Food & Staples Retailing — 0.0% (c)
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.24%, 12/5/2023 (f)	164		118

Multiline Retail — 0.0% (c)
JC Penney Corp., Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023 (f) (p)	–	(a)	–	(a)
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.37%, 10/25/2020 (f)	50		46

			46

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.96%, 12/31/2022 (f)	595	604
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 6.25%), 7.25%, 9/21/2025 (f) (p)	63	63
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.64%, 8/25/2023 (f)	53	44
MEG Energy Corp., 1st Lien Term B Loan (ICE LIBOR USD 1 Month + 3.50%), 5.75%, 12/31/2023 (f)	16	16
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.17%, 4/12/2024 (f)	204	183

		910

TOTAL LOAN ASSIGNMENTS (Cost $1,448)		1,397

FOREIGN GOVERNMENT SECURITIES — 0.1%
Republic of Colombia (Colombia) 7.38%, 9/18/2037	150	190
Republic of Peru (Peru) 5.63%, 11/18/2050	20	24
United Mexican States (Mexico)
4.00%, 10/2/2023	86	86
3.75%, 1/11/2028	200	190
5.55%, 1/21/2045	143	152

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $638)		642

MUNICIPAL BONDS — 0.0% (c) (q)
New York — 0.0% (c)
Special Tax — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	35	42

Transportation — 0.0% (c)
Port Authority of New York & New Jersey, Consolidated, 164th Series Series 164, Rev., 5.65%, 11/1/2040	150	181

Total New York		223

Ohio — 0.0% (c)
Utility — 0.0% (c)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series B, Rev., 7.50%, 2/15/2050	210	296

TOTAL MUNICIPAL BONDS (Cost $395)		519

U.S. GOVERNMENT AGENCY SECURITIES — 0.0% (c)
Resolution Funding Corp. STRIPS 1.74%, 7/15/2020 (r)	250	238
Tennessee Valley Authority
1.75%, 10/15/2018	74	74
4.63%, 9/15/2060	44	51

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $360)		363

	Shares (000)
EXCHANGE TRADED FUNDS — 0.0% (c)
U.S. Equity — 0.0% (c)
iShares Russell 2000 ETF (Cost $265)	2	316

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0% (c)
Media — 0.0% (c)
DISH Network Corp. 3.38%, 8/15/2026 (Cost $76)	70	67

	No. of Rights (000)
RIGHTS — 0.0% (c)
Electric Utilities — 0.0% (c)
RusHydro PJSC, expiring 12/28/2018 (Russia)*	242	–	(a)

Media — 0.0% (c)
Media General, Inc., CVR* ‡	23	1

TOTAL RIGHTS (Cost $0)		1

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	No. of Warrants (000)		Value ($000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75* ‡ (Cost $—)	–	(a)	—

	Shares (000)
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (d) (s)	27,991		27,991
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (d) (s)	2,285		2,285

			30,276

TOTAL INVESTMENT COMPANIES (Cost $30,276)			30,276

Total Investments — 99.4% (Cost $1,128,449)			1,321,381
Other Assets Less Liabilities — 0.6%			7,992

Net Assets — 100.0%			1,329,373

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	77.9%
Japan	4.0
United Kingdom	2.6
France	2.1
Switzerland	1.9
Germany	1.5
Netherlands	1.2
China	1.1
Australia	1.0
Others (each less than 1.0%)	6.7

* Percentages indicated are based upon total investments as of September 30, 2018.

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	394	12/2018	AUD	36,698	(288)
EURO STOXX 50 Index	36	12/2018	EUR	1,415	18
FTSE 100 Index	7	12/2018	GBP	682	19
Russell 2000 E-Mini Index	80	12/2018	USD	6,805	(111)
S&P 500 E-Mini Index	570	12/2018	USD	83,177	203
TOPIX Index	6	12/2018	JPY	959	56
U.S. Treasury 10 Year Note	760	12/2018	USD	90,286	(1,278)
U.S. Treasury Long Bond	205	12/2018	USD	28,796	(926)
U.S. Treasury Ultra Bond	291	12/2018	USD	44,887	(1,522)

					(3,829)

Short Contracts
Canada 10 Year Bond	(247)	12/2018	CAD	(25,372)	343
EURO STOXX 50 Index	(493)	12/2018	EUR	(19,376)	(326)
Euro-Bund	(231)	12/2018	EUR	(42,588)	229
Euro-Schatz	(51)	12/2018	EUR	(6,619)	10
MSCI EAFE E-Mini Index	(103)	12/2018	USD	(10,177)	(177)
MSCI Emerging Markets E-Mini Index	(111)	12/2018	USD	(5,825)	(154)

					(75)

					(3,904)

Forward foreign currency exchange contracts outstanding as of September 30, 2018 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	11,115	CAD	10,357	HSBC Bank, NA	10/19/2018	14
AUD	11,073	EUR	6,828	Goldman Sachs International	10/19/2018	66
AUD	10,974	NZD	11,948	Credit Suisse International	10/19/2018	13
AUD	17,665	USD	12,544	Barclays Bank plc	10/19/2018	226
BRL	1,517	USD	367	Citibank, NA**	10/19/2018	9
BRL	8,016	USD	1,919	Goldman Sachs International**	10/19/2018	63
CAD	1,741	NZD	2,003	Goldman Sachs International	10/19/2018	20
CAD	17,224	USD	13,100	Citibank, NA	10/19/2018	240

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	5,227	USD	4,004	Credit Suisse International	10/19/2018	44
CAD	1,736	USD	1,318	Goldman Sachs International	10/19/2018	26
CAD	3,432	USD	2,643	Royal Bank of Canada	10/19/2018	15
CHF	1,287	SEK	11,646	Goldman Sachs International	10/19/2018	1
CLP	5,881,070	USD	8,628	Goldman Sachs International**	10/19/2018	316
CLP	1,304,930	USD	1,868	Merrill Lynch International**	10/19/2018	117
COP	10,283,676	USD	3,324	Goldman Sachs International**	10/19/2018	148
GBP	13,271	USD	17,265	Barclays Bank plc	10/19/2018	46
HUF	745,792	USD	2,664	Goldman Sachs International	10/19/2018	18
IDR	113,422,625	USD	7,487	Goldman Sachs International**	10/19/2018	107
INR	97,550	USD	1,340	Goldman Sachs International**	10/19/2018	1
KRW	1,388,914	USD	1,247	Citibank, NA**	10/19/2018	6
KRW	1,461,908	USD	1,304	Goldman Sachs International**	10/19/2018	13
MXN	217,104	USD	11,142	Barclays Bank plc	10/19/2018	425
MXN	20,944	USD	1,105	Credit Suisse International	10/19/2018	11
NOK	65,011	SEK	70,106	Citibank, NA	10/19/2018	94
NOK	22,165	SEK	23,983	Goldman Sachs International	10/19/2018	23
NOK	111,228	USD	13,318	Barclays Bank plc	10/19/2018	358
NOK	8,140	USD	991	Goldman Sachs International	10/19/2018	10
NZD	12,236	AUD	11,149	Credit Suisse International	10/19/2018	52
NZD	974	USD	641	Citibank, NA	10/19/2018	4
NZD	4,006	USD	2,642	Goldman Sachs International	10/19/2018	14
PHP	433,612	USD	7,953	Goldman Sachs International**	10/19/2018	64
PLN	2,450	USD	659	Citibank, NA	10/19/2018	6
PLN	20,848	USD	5,612	Goldman Sachs International	10/19/2018	45
RUB	385,044	USD	5,743	Citibank, NA**	10/19/2018	123
SEK	14,751	USD	1,643	Barclays Bank plc	10/19/2018	19
SEK	29,500	USD	3,252	Goldman Sachs International	10/19/2018	72
THB	43,133	USD	1,333	Barclays Bank plc	10/19/2018	2
TRY	21,505	USD	3,247	Barclays Bank plc	10/19/2018	276
TRY	2,541	USD	377	BNP Paribas	10/19/2018	39
TRY	14,542	USD	2,272	Goldman Sachs International	10/19/2018	110
TWD	43,662	USD	1,423	Goldman Sachs International**	10/19/2018	12
USD	2,668	AUD	3,659	HSBC Bank, NA	10/19/2018	22
USD	2,662	CHF	2,539	Credit Suisse International	10/19/2018	71
USD	5,274	CHF	5,096	Goldman Sachs International	10/19/2018	73
USD	1,273	CHF	1,234	Royal Bank of Canada	10/19/2018	14
USD	31,911	CHF	30,983	State Street Corp.	10/19/2018	292
USD	1,555	CZK	33,722	Union Bank of Switzerland AG	10/19/2018	35
USD	15,978	EUR	13,587	Goldman Sachs International	10/19/2018	181
USD	9,255	EUR	7,937	HSBC Bank, NA	10/19/2018	28
USD	2,655	GBP	2,009	Goldman Sachs International	10/19/2018	35
USD	6,840	GBP	5,204	HSBC Bank, NA	10/19/2018	52
USD	1,381	HUF	378,756	Credit Suisse International	10/19/2018	19
USD	1,249	IDR	18,567,405	Goldman Sachs International**	10/19/2018	6
USD	13,518	ILS	48,368	Citibank, NA	10/19/2018	201
USD	1,315	INR	95,631	Goldman Sachs International**	10/19/2018	1
USD	2,514	NZD	3,788	Goldman Sachs International	10/19/2018	2
USD	1,385	PLN	5,056	Barclays Bank plc	10/19/2018	13
USD	5,276	PLN	19,403	Goldman Sachs International	10/19/2018	12
USD	1,323	RON	5,253	BNP Paribas	10/19/2018	13
ZAR	47,941	USD	3,147	HSBC Bank, NA	10/19/2018	235
ZAR	78,389	USD	5,336	State Street Corp.	10/19/2018	195

Total unrealized appreciation						4,768

AUD	10,967	EUR	6,830	Goldman Sachs International	10/19/2018	(13)
AUD	9,269	NZD	10,138	HSBC Bank, NA	10/19/2018	(20)
CAD	1,717	USD	1,331	Goldman Sachs International	10/19/2018	(1)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	7,674	JPY	890,551	Goldman Sachs International	10/19/2018	(16)
CHF	6,437	USD	6,657	Credit Suisse International	10/19/2018	(88)
CZK	207,564	USD	9,380	Merrill Lynch International	10/19/2018	(21)
EUR	6,777	AUD	10,931	Goldman Sachs International	10/19/2018	(22)
EUR	6,789	GBP	6,057	Citibank, NA	10/19/2018	(8)
EUR	2,268	USD	2,644	BNP Paribas	10/19/2018	(7)
EUR	9,044	USD	10,671	Citibank, NA	10/19/2018	(157)
EUR	13,595	USD	15,937	Goldman Sachs International	10/19/2018	(131)
GBP	3,040	EUR	3,415	Citibank, NA	10/19/2018	(5)
GBP	3,035	EUR	3,415	HSBC Bank, NA	10/19/2018	(12)
IDR	19,148,752	USD	1,286	Goldman Sachs International**	10/19/2018	(4)
ILS	14,984	USD	4,196	Goldman Sachs International	10/19/2018	(71)
INR	95,948	USD	1,324	Goldman Sachs International**	10/19/2018	(6)
INR	192,737	USD	2,663	Merrill Lynch International**	10/19/2018	(14)
JPY	147,189	CHF	1,281	Goldman Sachs International	10/19/2018	(10)
JPY	131,234	USD	1,184	Barclays Bank plc	10/19/2018	(28)
JPY	775,728	USD	6,890	Goldman Sachs International	10/19/2018	(54)
JPY	585,247	USD	5,274	HSBC Bank, NA	10/19/2018	(116)
NOK	31,128	USD	3,835	Citibank, NA	10/19/2018	(7)
NZD	1,996	USD	1,336	Goldman Sachs International	10/19/2018	(14)
PHP	68,889	USD	1,274	Goldman Sachs International**	10/19/2018	– (a)
SEK	140,038	NOK	129,534	Goldman Sachs International	10/19/2018	(148)
SEK	11,679	USD	1,331	Goldman Sachs International	10/19/2018	(15)
THB	43,287	USD	1,340	Goldman Sachs International	10/19/2018	(1)
USD	13,298	AUD	18,458	Goldman Sachs International	10/19/2018	(46)
USD	8,828	AUD	12,249	HSBC Bank, NA	10/19/2018	(26)
USD	1,297	BRL	5,450	Goldman Sachs International**	10/19/2018	(50)
USD	5,294	CLP	3,508,507	Citibank, NA**	10/19/2018	(42)
USD	9,166	CLP	6,288,338	Goldman Sachs International**	10/19/2018	(398)
USD	3,339	COP	10,283,676	Goldman Sachs International**	10/19/2018	(133)
USD	26,445	EUR	22,778	Barclays Bank plc	10/19/2018	(38)
USD	1,319	GBP	1,018	Goldman Sachs International	10/19/2018	(9)
USD	3,953	IDR	59,313,131	Goldman Sachs International**	10/19/2018	(18)
USD	2,662	INR	194,163	Goldman Sachs International**	10/19/2018	(7)
USD	11,807	KRW	13,289,686	Goldman Sachs International**	10/19/2018	(174)
USD	927	MXN	17,967	Goldman Sachs International	10/19/2018	(30)
USD	1,318	NOK	11,055	Goldman Sachs International	10/19/2018	(41)
USD	11,269	NZD	17,316	Barclays Bank plc	10/19/2018	(210)
USD	1,323	NZD	2,003	Goldman Sachs International	10/19/2018	(5)
USD	6,591	PHP	357,711	Merrill Lynch International**	10/19/2018	(22)
USD	1,224	RUB	80,799	Citibank, NA**	10/19/2018	(7)
USD	7,274	RUB	502,341	Goldman Sachs International**	10/19/2018	(379)
USD	33,672	SEK	304,501	Citibank, NA	10/19/2018	(638)
USD	636	THB	20,838	Australia & New Zealand Banking Group Ltd.	10/19/2018	(9)
USD	1,000	THB	32,795	Goldman Sachs International	10/19/2018	(14)
USD	8,007	TWD	246,502	Citibank, NA**	10/19/2018	(98)
USD	4,041	TWD	123,539	Goldman Sachs International**	10/19/2018	(21)
USD	1,171	ZAR	17,400	BNP Paribas	10/19/2018	(56)
USD	5,326	ZAR	82,546	Citibank, NA	10/19/2018	(498)
USD	745	ZAR	11,535	Credit Suisse International	10/19/2018	(69)

Total unrealized depreciation						(4,027)

Net unrealized appreciation						741

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2018.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CVA	Dutch Certification
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2018. The rate may be subject to a cap and floor.
ILS	Israeli Shekel
INR	Indian Rupee
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
KRW	Korean Republic Won
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
NOK	Norwegian Krone
NVDR	Non-voting depository receipt
NZD	New Zealand Dollar
OYJ	Public Limited Company
PHP	Philippine Peso
PLN	Polish Zloty
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
RON	Romanian Leu
RUB	Russian Ruble
SCA	Limited partnership with share capital
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
THB	Thai Baht
TOPIX	Tokyo Stock Price Index
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2018.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2018.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2018.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(l)	Defaulted security.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2018.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of September 30, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	The rate shown is the effective yield as of September 30, 2018.
(s)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
**	Non-deliverable forward.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$11,819	$4,024	$—	$15,843
Air Freight & Logistics	91	885	—	976
Airlines	3,705	2,358	—	6,063
Auto Components	426	4,444	—	4,870
Automobiles	755	6,945	—	7,700
Banks	33,203	28,378	—	61,581
Beverages	6,867	6,755	—	13,622
Biotechnology	8,558	313	—	8,871
Building Products	2,132	2,037	—	4,169
Capital Markets	13,371	7,560	—	20,931
Chemicals	3,126	9,087	—	12,213
Communications Equipment	4,530	304	—	4,834
Construction & Engineering	361	3,412	—	3,773
Construction Materials	1,281	2,695	—	3,976
Diversified Consumer Services	786	76	—	862
Diversified Financial Services	1,266	1,513	—	2,779
Diversified Telecommunication Services	4,607	3,888	—	8,495
Electric Utilities	9,147	3,087	—	12,234
Electrical Equipment	2,797	4,253	—	7,050
Electronic Equipment, Instruments & Components	2,553	2,985	—	5,538
Entertainment	6,917	564	—	7,481

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Equity Real Estate Investment Trusts (REITs)	$44,916	$963	$—	$45,879
Food & Staples Retailing	3,908	3,150	—	7,058
Food Products	4,015	6,646	—	10,661
Gas Utilities	—	216	—	216
Health Care Equipment & Supplies	8,393	1,354	—	9,747
Health Care Providers & Services	16,577	999	—	17,576
Hotels, Restaurants & Leisure	3,513	3,983	—	7,496
Household Durables	3,097	4,638	—	7,735
Household Products	2,785	654	—	3,439
Independent Power and Renewable Electricity Producers	279	255	—	534
Industrial Conglomerates	4,736	2,468	—	7,204
Insurance	13,744	17,194	—	30,938

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Interactive Media & Services	18,635	2,511		—		21,146
IT Services	23,575	4,212		—		27,787
Life Sciences Tools & Services	3,205	90		—		3,295
Machinery	13,010	9,190		—		22,200
Marine	—	133		—		133
Media	6,628	2,351		—		8,979
Metals & Mining	1,639	9,974		—		11,613
Multiline Retail	2,795	1,330		—		4,125
Multi-Utilities	2,235	951		—		3,186
Oil, Gas & Consumable Fuels	23,564	17,511		—		41,075
Paper & Forest Products	—	1,769		—		1,769
Personal Products	1,659	3,583		—		5,242
Pharmaceuticals	21,786	20,199		—		41,985
Professional Services	1,000	1,161		—		2,161
Real Estate Management & Development	2,377	4,418		—		6,795
Road & Rail	4,794	2,133		—		6,927
Semiconductors & Semiconductor Equipment	20,233	5,640		—		25,873
Software	27,083	3,262		—		30,345
Specialty Retail	11,392	2,015		—		13,407
Technology Hardware, Storage & Peripherals	15,541	4,792		—		20,333
Textiles, Apparel & Luxury Goods	3,027	5,374		—		8,401
Thrifts & Mortgage Finance	—	953		—		953
Tobacco	1,233	3,324		—		4,557
Trading Companies & Distributors	1,274	5,655		—		6,929
Transportation Infrastructure	—	178		—		178
Water Utilities	46	40		—		86
Wireless Telecommunication Services	129	3,282		—		3,411
Other Common Stocks	42,235	—		—		42,235

Total Common Stocks	473,356	254,114		—		727,470

Debt Securities
Asset-Backed Securities	—	18,026		31,627		49,653
Collateralized Mortgage Obligations	—	85,946		697		86,643
Commercial Mortgage-Backed Securities	—	11,162		2,574		13,736
Convertible Bonds
Other Convertible Bonds	—	67		—		67
Corporate Bonds
Hotels, Restaurants & Leisure	—	5,072		225		5,297
Other Corporate Bonds	—	115,227		—		115,227

Total Corporate Bonds	—	120,299		225		120,524

Exchange Traded Fund	316	—		—		316
Foreign Government Securities	—	642		—		642

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Mortgage-Backed Securities	$—	$20,849		$—		$20,849
Municipal Bonds	—	519		—		519
U.S. Government Agency Securities	—	363		—		363
U.S. Treasury Obligations	—	39,448		—		39,448
Investment Companies	229,477	—		—		229,477
Loan Assignments
Other Loan Assignments	—	1,397		—		1,397
Rights
Media	—	—		1		1
Other Rights	—	—	(a)	—		—	(a)

Total Rights	—	—	(a)	1		1

Warrants
Consumer Finance	—	—		—	(b)	—	(b)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Short-Term Investments
Investment Companies	30,276	—	—	30,276

Total Investments in Securities	$733,425	$552,832	$35,124	$1,321,381

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,768	$—	$4,768
Futures Contracts	841	37	—	878

Total Appreciation in Other Financial Instruments	$841	$4,805	$—	$5,646

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,027)	$—	$(4,027)
Futures Contracts	(4,456)	(326)	—	(4,782)

Total Depreciation in Other Financial Instruments	$(4,456)	$(4,353)	$—	$(8,809)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers among any levels during the period ended September 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of June 30, 2018		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2018
Investments in Securities:
Asset-Backed Securities	$31,242		$133		$(113)	$26		$644	$(2,064)	$1,759	$—	$31,627
Collateralized Mortgage Obligation	714		7		23	1		—	(48)	—	—	697
Commercial Mortgage-Backed Securities	1,771		—	(a)	5	—	(a)	—	(8)	1,500	(694)	2,574
Corporate Bonds - Building Products	135		(3)		1	—	(a)	—	(133)	—	—	—
Corporate Bonds - Capital Markets	83		—		—	—		—	—	—	(83)	—
Corporate Bonds - Distributors	40		—		—	—		—	—	—	(40)	—
Corporate Bonds - Hotels, Restaurants & Leisure	—		—		(1)	—	(a)	—	—	226	—	225
Corporate Bonds - Independent Power and Renewable Electricity Producers	42		—		—	—		—	—	—	(42)	—
Corporate Bonds - Wireless Telecommunication Services	—	(a)	—		—	—		—	—	—	—	—
Right - Media	1		—		—	—		—	—	—	—	1
Warrant - Consumer Finance	—	(b)	—		—	—		—	—	—	—	—	(b)

	$34,028		$137		$(85)	$27		$644	$(2,253)	$3,485	$(859)	$35,124

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2018, which were valued using significant unobservable inputs (level 3), amounted to approximately $(85,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at September 30, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$31,627		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 27.00% (7.00%)

				Constant Default Rate	0.00% - 9.17% (3.52%)
				Yield (Discount Rate of Cash Flows)	2.63% - 10.23% (4.47%)

Asset-Backed Securities	31,627

	2,574		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)

				Yield (Discount Rate of Cash Flows)	3.22% - 6.49% (4.86%)
Commercial Mortgage-Backed Securities	2,574

	697		Discounted Cash Flow	Constant Prepayment Rate	6.57% (6.57%)

				Constant Default Rate	5.60% (5.60%)
				Yield (Discount Rate of Cash Flows)	6.00% (6.00%)
Commercial Mortgage Obligations	697

	1		Pending Distribution Amount	Expected Recovery	$0.049 ($0.049)

Rights	1
	—	(a)	Intrinsic	Strike Price	$10.75 ($10.75)

Warrants	—	(a)

Total	$34,899

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2018, the value of these investments was approximately $225,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.4%
Aerospace & Defense — 1.4%
Curtiss-Wright Corp.	3	348
HEICO Corp.	15	1,416
Hexcel Corp.	20	1,368
National Presto Industries, Inc.	4	460

		3,592

Auto Components — 0.4%
Cooper-Standard Holdings, Inc. *	4	432
LCI Industries	3	240
Tower International, Inc.	14	423

		1,095

Automobiles — 0.3%
Winnebago Industries, Inc.	27	880

Banks — 6.8%
1st Source Corp.	17	878
BancFirst Corp.	8	486
Bank OZK	18	682
Camden National Corp.	20	879
City Holding Co.	8	591
Community Trust Bancorp, Inc.	21	962
First Busey Corp.	29	895
First Commonwealth Financial Corp.	67	1,078
First Financial Bancorp	25	751
First Merchants Corp.	14	637
Heritage Commerce Corp.	37	552
Heritage Financial Corp.	28	977
Independent Bank Corp.	6	463
Independent Bank Corp.	17	395
Lakeland Bancorp, Inc.	24	429
Mercantile Bank Corp.	13	439
NBT Bancorp, Inc.	13	485
Park National Corp.	7	694
S&T Bancorp, Inc.	23	987
Sandy Spring Bancorp, Inc.	22	875
Signature Bank	4	482
Texas Capital Bancshares, Inc. *	24	1,944
Tompkins Financial Corp.	7	575
Trustmark Corp.	19	647

		17,783

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *	1	201
Primo Water Corp. *	47	855

		1,056

Biotechnology — 6.9%
ACADIA Pharmaceuticals, Inc. *	18	375
Adverum Biotechnologies, Inc. *	109	657
Atara Biotherapeutics, Inc. *	30	1,240
Avrobio, Inc. *	21	1,095
Bellicum Pharmaceuticals, Inc. *	74	457
Biohaven Pharmaceutical Holding Co. Ltd. *	32	1,193
Clementia Pharmaceuticals, Inc. (Canada) *	41	456
Clovis Oncology, Inc. *	11	326
Coherus Biosciences, Inc. *	37	607
Exact Sciences Corp. *	16	1,285
FibroGen, Inc. *	25	1,519
G1 Therapeutics, Inc. *	21	1,081
Global Blood Therapeutics, Inc. *	8	291
Halozyme Therapeutics, Inc. *	79	1,442
Homology Medicines, Inc. *	54	1,244
Insmed, Inc. *	11	232
Intercept Pharmaceuticals, Inc. *	5	575
Portola Pharmaceuticals, Inc. *	16	416
REGENXBIO, Inc. *	21	1,598
Rubius Therapeutics, Inc. *	12	294
Sage Therapeutics, Inc. *	5	768
Spark Therapeutics, Inc. *	18	978

		18,129

Building Products — 3.3%
Advanced Drainage Systems, Inc.	68	2,095
American Woodmark Corp. *	5	424
CSW Industrials, Inc. *	10	548
Lennox International, Inc.	9	1,886
Simpson Manufacturing Co., Inc.	7	500
Trex Co., Inc. *	35	2,657
Universal Forest Products, Inc.	13	459

		8,569

Capital Markets — 1.7%
Evercore, Inc., Class A	24	2,441
LPL Financial Holdings, Inc.	13	816
PennantPark Investment Corp.	107	795
WisdomTree Investments, Inc.	38	324

		4,376

Chemicals — 2.5%
Ferro Corp. *	94	2,178
Innophos Holdings, Inc.	16	711
Innospec, Inc.	11	844
Quaker Chemical Corp.	3	607
Sensient Technologies Corp.	11	872
Stepan Co.	8	687
Trinseo SA	10	744

		6,643

Commercial Services & Supplies — 2.1%
Advanced Disposal Services, Inc. *	105	2,849
Brady Corp., Class A	11	487
Deluxe Corp.	10	576
Kimball International, Inc., Class B	24	407
UniFirst Corp.	5	879
VSE Corp.	8	268

		5,466

Communications Equipment — 1.4%
Ciena Corp. *	48	1,509
NETGEAR, Inc. *	11	692
Quantenna Communications, Inc. *	78	1,431

		3,632

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	9	508

Construction Materials — 0.8%
Eagle Materials, Inc.	8	700
Summit Materials, Inc., Class A *	75	1,370

		2,070

Distributors — 0.7%
Pool Corp.	11	1,816

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	21	2,498

Diversified Telecommunication Services — 0.4%
Cincinnati Bell, Inc. *	62	989

Electric Utilities — 0.6%
El Paso Electric Co.	11	644
Portland General Electric Co.	20	917

		1,561

Electrical Equipment — 0.3%
EnerSys	9	741

Electronic Equipment, Instruments & Components — 2.0%
Belden, Inc.	5	325
CTS Corp.	17	581
ePlus, Inc. *	7	671
Littelfuse, Inc.	8	1,573
Plexus Corp. *	10	592
SYNNEX Corp.	9	750
Tech Data Corp. *	11	802

		5,294

Energy Equipment & Services — 0.3%
Forum Energy Technologies, Inc. *	75	778

Entertainment — 1.2%
Cinemark Holdings, Inc.	14	558
World Wrestling Entertainment, Inc., Class A	26	2,489

		3,047

Equity Real Estate Investment Trusts (REITs) — 3.8%
American Campus Communities, Inc.	17	687
American Homes 4 Rent, Class A	33	731
Brixmor Property Group, Inc.	40	708
CubeSmart	25	706
Equity Commonwealth *	22	696
Gramercy Property Trust	14	382
Highwoods Properties, Inc.	31	1,458
JBG SMITH Properties	19	695
Rayonier, Inc.	19	638
Rexford Industrial Realty, Inc.	20	647
RLJ Lodging Trust	35	781
Sunstone Hotel Investors, Inc.	48	786
Terreno Realty Corp.	11	426
Washington	22	664

		10,005

Food & Staples Retailing — 1.0%
Performance Food Group Co. *	82	2,745

Food Products — 0.9%
Flowers Foods, Inc.	25	466
Freshpet, Inc. *	38	1,393
John B Sanfilippo & Son, Inc.	6	434

		2,293

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	8	711
ONE Gas, Inc.	12	966
Southwest Gas Holdings, Inc.	10	760

		2,437

Health Care Equipment & Supplies — 3.3%
GenMark Diagnostics, Inc. *	100	737
Insulet Corp. *	18	1,908
iRhythm Technologies, Inc. *	21	1,950
K2M Group Holdings, Inc. *	62	1,684
LivaNova plc *	2	260
Nevro Corp. *	22	1,242
TransEnterix, Inc. *	133	770

		8,551

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. *	32	1,113
Amedisys, Inc. *	20	2,471
Encompass Health Corp.	12	907
Ensign Group, Inc. (The)	11	403
Providence Service Corp. (The) *	9	626
Tivity Health, Inc. *	12	374

		5,894

Health Care Technology — 2.2%
Evolent Health, Inc., Class A *	73	2,070
Teladoc Health, Inc. *	41	3,576

		5,646

Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.	69	2,331
Cheesecake Factory, Inc. (The)	14	739
Cracker Barrel Old Country Store, Inc.	5	706
Jack in the Box, Inc.	6	467
Red Rock Resorts, Inc., Class A	45	1,193
Ruth’s Hospitality Group, Inc.	11	353
Texas Roadhouse, Inc.	28	1,961

		7,750

Household Durables — 0.7%
Helen of Troy Ltd. *	7	956
TRI Pointe Group, Inc. *	70	870

		1,826

Insurance — 1.2%
Argo Group International Holdings Ltd.	3	177
James River Group Holdings Ltd.	7	280
Old Republic International Corp.	30	680
Safety Insurance Group, Inc.	6	544
Selective Insurance Group, Inc.	16	996
Third Point Reinsurance Ltd. (Bermuda) *	40	526

		3,203

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Interactive Media & Services — 0.2%
Cars.com, Inc. *	19	525

Internet & Direct Marketing Retail — 0.6%
Farfetch Ltd., Class A (United Kingdom) *	18	478
Groupon, Inc. *	259	976

		1,454

IT Services — 2.3%
CSG Systems International, Inc.	20	803
ManTech International Corp., Class A	13	817
MAXIMUS, Inc.	11	708
Okta, Inc. *	34	2,369
Science Applications International Corp.	9	734
Sykes Enterprises, Inc. *	17	524

		5,955

Leisure Products — 0.3%
Callaway Golf Co.	30	737

Machinery — 5.3%
Alamo Group, Inc.	8	695
Barnes Group, Inc.	9	611
Blue Bird Corp. *	17	424
Crane Co.	8	746
Evoqua Water Technologies Corp. *	68	1,209
Graco, Inc.	34	1,579
Hillenbrand, Inc.	10	500
ITT, Inc.	33	2,025
John Bean Technologies Corp.	20	2,435
Kadant, Inc.	5	550
Mueller Industries, Inc.	19	557
Oshkosh Corp.	20	1,426
Standex International Corp.	7	688
Woodward, Inc.	4	320

		13,765

Marine — 0.5%
Kirby Corp. *	17	1,396

Media — 1.1%
AMC Networks, Inc., Class A *	8	524
Cable One, Inc.	1	539
Emerald Expositions Events, Inc.	27	443
Hemisphere Media Group, Inc. *	32	445
John Wiley & Sons, Inc., Class A	9	546
MSG Networks, Inc., Class A *	19	490

		2,987

Multiline Retail — 1.5%
Big Lots, Inc.	14	566
Ollie’s Bargain Outlet Holdings, Inc. *	34	3,293

		3,859

Multi-Utilities — 0.3%
Unitil Corp.	13	670

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream GP LP	36	608
Callon Petroleum Co. *	60	720
Centennial Resource Development, Inc., Class A *	64	1,402
CNX Resources Corp. *	40	578
Delek US Holdings, Inc.	15	636
Matador Resources Co. *	18	595
PDC Energy, Inc. *	7	322
Peabody Energy Corp.	8	270
SemGroup Corp., Class A	27	593
WildHorse Resource Development Corp. *	25	598

		6,322

Personal Products — 0.2%
Inter Parfums, Inc.	10	619

Pharmaceuticals — 2.5%
Horizon Pharma plc *	80	1,573
Nektar Therapeutics *	13	768
Optinose, Inc. *	49	611
Prestige Consumer Healthcare, Inc. *	13	485
Revance Therapeutics, Inc. *	34	846
TherapeuticsMD, Inc. *	214	1,406
Tricida, Inc. *	27	821

		6,510

Professional Services — 0.4%
Insperity, Inc.	5	578
Korn/Ferry International	11	551

		1,129

Real Estate Management & Development — 0.4%
RE/MAX Holdings, Inc., Class A	27	1,178

Road & Rail — 1.0%
Marten Transport Ltd.	30	639
Saia, Inc. *	27	2,052

		2,691

Semiconductors & Semiconductor Equipment — 3.4%
Cabot Microelectronics Corp.	4	413
Entegris, Inc.	79	2,290
Inphi Corp. *	66	2,493
MKS Instruments, Inc.	22	1,797
Monolithic Power Systems, Inc.	15	1,856

		8,849

Software — 10.7%
2U, Inc. *	18	1,322
Cloudera, Inc. *	100	1,772
Envestnet, Inc. *	49	2,993
Glu Mobile, Inc. *	121	898
HubSpot, Inc. *	16	2,451
Instructure, Inc. *	40	1,413
New Relic, Inc. *	9	821
Nutanix, Inc., Class A *	20	854
Paycom Software, Inc. *	14	2,202
Pluralsight, Inc., Class A *	40	1,272
Progress Software Corp.	12	411
Proofpoint, Inc. *	17	1,776
RingCentral, Inc., Class A *	20	1,901
SailPoint Technologies Holding, Inc. *	69	2,333
Smartsheet, Inc., Class A *	26	819

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Tyler Technologies, Inc. *	6	1,348
Zendesk, Inc. *	31	2,166
Zscaler, Inc. *	29	1,199

		27,951

Specialty Retail — 3.2%
Floor & Decor Holdings, Inc., Class A *	33	1,010
Hudson Ltd., Class A *	116	2,609
Lithia Motors, Inc., Class A	16	1,316
National Vision Holdings, Inc. *	62	2,791
Williams-Sonoma, Inc.	12	765

		8,491

Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.	6	599
Columbia Sportswear Co.	8	706
Movado Group, Inc.	14	566
Wolverine World Wide, Inc.	68	2,656

		4,527

Thrifts & Mortgage Finance — 1.9%
Axos Financial, Inc. *	29	1,013
First Defiance Financial Corp.	16	472
Meridian Bancorp, Inc.	49	834
TrustCo Bank Corp.	96	817
Washington Federal, Inc.	29	923
Waterstone Financial, Inc.	24	418
WSFS Financial Corp.	12	573

		5,050

Trading Companies & Distributors — 2.9%
Applied Industrial Technologies, Inc.	36	2,794
H&E Equipment Services, Inc.	37	1,416
MSC Industrial Direct Co., Inc., Class A	8	661
Rush Enterprises, Inc., Class A	42	1,658
SiteOne Landscape Supply, Inc. *	15	1,107

		7,636

Water Utilities — 0.6%
American States Water Co.	12	742
Middlesex Water Co.	16	766

		1,508

TOTAL COMMON STOCKS (Cost $196,048)		254,682

SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $6,545)	6,545	6,545

Total Investments — 99.9% (Cost $202,593)		261,227
Other Assets Less Liabilities — 0.1%		316

Net Assets — 100.0%		261,543

Percentages indicated are based on net assets.

JPMorgan Small Cap Blend Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$261,227	$—	$—	$261,227

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.9%
Airlines — 3.4%
Delta Air Lines, Inc.	161	9,285

Banks — 2.8%
Wells Fargo & Co.	145	7,636

Biotechnology — 1.5%
Vertex Pharmaceuticals, Inc. *	22	4,167

Building Products — 1.0%
Lennox International, Inc.	13	2,780

Capital Markets — 5.7%
Charles Schwab Corp. (The)	95	4,657
S&P Global, Inc.	27	5,209
T. Rowe Price Group, Inc.	53	5,829

		15,695

Commercial Services & Supplies — 1.7%
Waste Connections, Inc.	59	4,709

Construction Materials — 1.8%
Martin Marietta Materials, Inc.	26	4,779

Consumer Finance — 3.9%
Ally Financial, Inc.	103	2,720
Capital One Financial Corp.	84	7,958

		10,678

Containers & Packaging — 5.1%
Ball Corp.	229	10,069
WestRock Co.	73	3,894

		13,963

Electric Utilities — 2.4%
Xcel Energy, Inc.	137	6,457

Entertainment — 1.2%
Electronic Arts, Inc. *	27	3,269

Equity Real Estate Investment Trusts (REITs) — 5.0%
Federal Realty Investment Trust	64	8,074
Public Storage	28	5,623

		13,697

Food & Staples Retailing — 2.5%
Walgreens Boots Alliance, Inc.	93	6,767

Health Care Equipment & Supplies — 1.7%
Intuitive Surgical, Inc. *	8	4,577

Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc. *	45	1,599
UnitedHealth Group, Inc.	41	10,872

		12,471

Insurance — 5.6%
American International Group, Inc.	155	8,266
Loews Corp.	140	7,049

		15,315

Interactive Media & Services — 4.5%
Alphabet, Inc., Class C *	10	12,257

Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc. *	8	15,623

IT Services — 3.3%
Mastercard, Inc., Class A	41	9,060

Machinery — 2.3%
Parker-Hannifin Corp.	17	3,097
Stanley Black & Decker, Inc.	22	3,168

		6,265

Media — 2.0%
DISH Network Corp., Class A *	156	5,571

Multiline Retail — 1.9%
Kohl’s Corp.	68	5,072

Oil, Gas & Consumable Fuels — 6.8%
Concho Resources, Inc. *	33	4,966
Kinder Morgan, Inc.	518	9,178
Marathon Petroleum Corp.	56	4,499

		18,643

Pharmaceuticals — 2.5%
Pfizer, Inc.	158	6,946

Semiconductors & Semiconductor Equipment — 2.0%
NVIDIA Corp.	19	5,393

Software — 7.0%
Microsoft Corp.	86	9,795
salesforce.com, Inc. *	31	4,992
ServiceNow, Inc. *	21	4,192

		18,979

Specialty Retail — 3.9%
AutoZone, Inc. *	14	10,765

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	61	13,809

TOTAL COMMON STOCKS (Cost $196,299)		264,628

SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $11,815)	11,815	11,815

Total Investments — 101.2% (Cost $208,114)		276,443
Liabilities in Excess of Other Assets — (1.2%)		(3,219)

Net Assets — 100.0%		273,224

Percentages indicated are based on net assets.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$276,443	$—	$—	$276,443

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.3%
Aerospace & Defense — 1.7%
General Dynamics Corp.	28	5,732
United Technologies Corp.	37	5,159

		10,891

Banks — 11.1%
Bank of America Corp.	693	20,413
BB&T Corp.	123	5,985
Citigroup, Inc.	92	6,583
Cullen/Frost Bankers, Inc.	37	3,833
M&T Bank Corp.	38	6,170
PNC Financial Services Group, Inc. (The)	63	8,621
SunTrust Banks, Inc.	116	7,761
US Bancorp	127	6,717
Wells Fargo & Co.	131	6,880

		72,963

Beverages — 1.2%
Keurig Dr Pepper, Inc.	34	785
Molson Coors Brewing Co., Class B	116	7,116

		7,901

Biotechnology — 1.0%
Gilead Sciences, Inc.	86	6,656

Capital Markets — 7.5%
BlackRock, Inc.	25	11,878
Charles Schwab Corp. (The)	70	3,440
Goldman Sachs Group, Inc. (The)	32	7,131
Invesco Ltd.	201	4,608
Morgan Stanley	261	12,136
T. Rowe Price Group, Inc.	93	10,154

		49,347

Chemicals — 1.7%
Air Products & Chemicals, Inc.	19	3,190
DowDuPont, Inc.	122	7,839

		11,029

Consumer Finance — 2.2%
Capital One Financial Corp.	74	6,977
Discover Financial Services	100	7,645

		14,622

Containers & Packaging — 0.3%
Ball Corp.	51	2,221

Distributors — 0.7%
Genuine Parts Co.	46	4,562

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B *	61	13,061

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	151	8,047

Electric Utilities — 1.2%
NextEra Energy, Inc.	24	4,039
Xcel Energy, Inc.	78	3,701

		7,740

Entertainment — 0.9%
Walt Disney Co. (The)	52	6,034

Equity Real Estate Investment Trusts (REITs) — 4.0%
AvalonBay Communities, Inc.	20	3,696
Crown Castle International Corp.	45	4,976
Macerich Co. (The)	58	3,179
Simon Property Group, Inc.	29	5,090
Ventas, Inc.	81	4,378
Vornado Realty Trust	71	5,176

		26,495

Food Products — 0.4%
Mondelez International, Inc., Class A	64	2,737

Health Care Equipment & Supplies — 1.8%
Becton Dickinson and Co.	26	6,760
Medtronic plc	51	5,007

		11,767

Health Care Providers & Services — 5.0%
Aetna, Inc.	35	7,140
AmerisourceBergen Corp.	71	6,538
CVS Health Corp.	86	6,802
Humana, Inc.	16	5,281
UnitedHealth Group, Inc.	27	7,210

		32,971

Hotels, Restaurants & Leisure — 0.7%
Royal Caribbean Cruises Ltd.	35	4,587

Household Products — 1.1%
Colgate-Palmolive Co.	106	7,063

Industrial Conglomerates — 3.6%
3M Co.	48	10,072
Honeywell International, Inc.	81	13,528

		23,600

Insurance — 4.4%
Chubb Ltd.	52	6,985
Hartford Financial Services Group, Inc. (The)	199	9,922
Loews Corp.	57	2,873
MetLife, Inc.	84	3,915
Prudential Financial, Inc.	54	5,482

		29,177

Interactive Media & Services — 1.0%
Alphabet, Inc., Class C *	6	6,587

IT Services — 0.9%
Fidelity National Information Services, Inc.	52	5,661

Machinery — 2.1%
Dover Corp.	50	4,409
Parker-Hannifin Corp.	53	9,748

		14,157

Media — 1.1%
Comcast Corp., Class A	75	2,645
DISH Network Corp., Class A *	131	4,688

		7,333

Multiline Retail — 2.1%
Macy’s, Inc.	245	8,512
Target Corp.	61	5,416

		13,928

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multi-Utilities — 1.3%
CMS Energy Corp.	173	8,453

Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	101	12,289
ConocoPhillips	146	11,306
EOG Resources, Inc.	48	6,155
Exxon Mobil Corp.	84	7,132
Marathon Petroleum Corp.	37	2,959
Occidental Petroleum Corp.	135	11,093
Phillips 66	44	4,971
Pioneer Natural Resources Co.	14	2,421
Valero Energy Corp.	51	5,847
Williams Cos., Inc. (The)	193	5,253

		69,426

Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	204	12,664
Eli Lilly & Co.	52	5,591
Johnson & Johnson	44	6,066
Merck & Co., Inc.	217	15,406
Pfizer, Inc.	188	8,294

		48,021

Road & Rail — 0.7%
CSX Corp.	31	2,273
Kansas City Southern	20	2,243

		4,516

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	79	7,286
Applied Materials, Inc.	99	3,830
Texas Instruments, Inc.	94	10,053

		21,169

Software — 3.1%
Microsoft Corp.	178	20,324

Specialty Retail — 3.3%
AutoZone, Inc. *	7	5,205
Home Depot, Inc. (The)	79	16,261

		21,466

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	49	11,061

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	84	7,108

Tobacco — 2.3%
Altria Group, Inc.	170	10,247
Philip Morris International, Inc.	61	4,982

		15,229

Trading Companies & Distributors — 0.8%
Watsco, Inc.	31	5,557

TOTAL COMMON STOCKS (Cost $406,403)		633,467

SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 3.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $23,348)	23,348	23,348

Total Investments — 99.9% (Cost $429,751)		656,815
Other Assets Less Liabilities — 0.1%		580

Net Assets — 100.0%		657,395

Percentages indicated are based on net assets.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$656,815	$—	$—	$656,815

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 103.1%
COMMON STOCKS — 99.3%
Aerospace & Defense — 2.1%
Boeing Co. (The)	25	9,333
General Dynamics Corp. (a)	87	17,893
Harris Corp.	13	2,146
Northrop Grumman Corp. (a)	43	13,758
United Technologies Corp. (a)	108	15,107

		58,237

Airlines — 0.6%
Delta Air Lines, Inc.	238	13,753
United Continental Holdings, Inc. *	28	2,474

		16,227

Auto Components — 0.5%
Aptiv plc	45	3,741
Delphi Technologies plc	78	2,445
Magna International, Inc. (Canada)	132	6,945

		13,131

Automobiles — 0.2%
Ford Motor Co.	583	5,395

Banks — 5.1%
Bank of America Corp. (a)	1,531	45,116
Citigroup, Inc.	414	29,730
Citizens Financial Group, Inc.	67	2,594
Huntington Bancshares, Inc.	123	1,831
KeyCorp	819	16,282
Regions Financial Corp.	148	2,714
SunTrust Banks, Inc.	218	14,536
Wells Fargo & Co. (a)	590	31,009

		143,812

Beverages — 2.5%
Coca-Cola Co. (The) (a)	535	24,698
Constellation Brands, Inc., Class A	19	4,071
Molson Coors Brewing Co., Class B (a)	208	12,821
PepsiCo, Inc. (a)	268	29,954

		71,544

Biotechnology — 2.5%
AbbVie, Inc. (a)	88	8,341
Alexion Pharmaceuticals, Inc.*	52	7,253
Amgen, Inc.	39	8,089
Biogen, Inc. *	38	13,532
Celgene Corp. *	88	7,884
Gilead Sciences, Inc.	195	15,088
Vertex Pharmaceuticals, Inc. *	53	10,283

		70,470

Building Products — 0.3%
Masco Corp.	265	9,688

Capital Markets — 3.4%
Bank of New York Mellon Corp. (The)	76	3,870
Charles Schwab Corp. (The) (a)	241	11,835
CME Group, Inc.	16	2,756
Goldman Sachs Group, Inc. (The)	45	10,039
Intercontinental Exchange, Inc.	139	10,378
Morgan Stanley (a)	530	24,695
State Street Corp. (a)	122	10,215
T. Rowe Price Group, Inc.	117	12,722
TD Ameritrade Holding Corp.	178	9,383

		95,893

Chemicals — 1.7%
Celanese Corp.	56	6,401
DowDuPont, Inc. (a)	476	30,640
Eastman Chemical Co.	130	12,436

		49,477

Communications Equipment — 0.3%
Cisco Systems, Inc.	163	7,922
Motorola Solutions, Inc.	12	1,520

		9,442

Consumer Finance — 0.8%
American Express Co.	51	5,470
Capital One Financial Corp.	188	17,874

		23,344

Containers & Packaging — 0.4%
Avery Dennison Corp.	34	3,716
WestRock Co.	159	8,517

		12,233

Diversified Consumer Services — 0.0% (b)
H&R Block, Inc.	47	1,201

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B * (a)	219	46,816
Voya Financial, Inc.	27	1,357

		48,173

Diversified Telecommunication Services — 1.3%
AT&T, Inc. (a)	356	11,964
Verizon Communications, Inc. (a)	448	23,945

		35,909

Electric Utilities — 1.9%
Exelon Corp.	385	16,809
NextEra Energy, Inc. (a)	154	25,830
Xcel Energy, Inc.	244	11,516

		54,155

Electrical Equipment — 0.7%
Eaton Corp. plc (a)	232	20,112

Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	127	11,202

Entertainment — 1.6%
Electronic Arts, Inc. *	88	10,550
Twenty-First Century Fox, Inc., Class A	59	2,756
Walt Disney Co. (The) (a)	280	32,791

		46,097

Equity Real Estate Investment Trusts (REITs) — 2.1%
AvalonBay Communities, Inc.	64	11,600
Digital Realty Trust, Inc.	18	1,996
Equinix, Inc.	10	4,408
Equity Residential	146	9,694
Federal Realty Investment Trust	44	5,507
Prologis, Inc.	222	15,016
Ventas, Inc.	71	3,885
Vornado Realty Trust	107	7,832

		59,938

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Food Products — 0.8%
Mondelez International, Inc., Class A (a)	550	23,648

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories (a)	56	4,077
Becton Dickinson and Co. (a)	40	10,500
Boston Scientific Corp. * (a)	658	25,349
Danaher Corp.	68	7,416
Intuitive Surgical, Inc. *	9	5,382
Medtronic plc	248	24,370
Zimmer Biomet Holdings, Inc.	144	18,942

		96,036

Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	58	5,361
Cigna Corp.	118	24,558
CVS Health Corp.	258	20,304
UnitedHealth Group, Inc. (a)	200	53,172

		103,395

Hotels, Restaurants & Leisure — 0.7%
Hilton Worldwide Holdings, Inc.	117	9,442
Yum! Brands, Inc.	101	9,183

		18,625

Household Durables — 0.3%
Lennar Corp., Class A	142	6,626
Toll Brothers, Inc. (a)	40	1,325

		7,951

Household Products — 0.5%
Energizer Holdings, Inc.	21	1,249
Procter & Gamble Co. (The)	139	11,600

		12,849

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	200	33,245

Insurance — 2.3%
American International Group, Inc.	335	17,823
Chubb Ltd.	13	1,685
Everest Re Group Ltd.	16	3,593
Hartford Financial Services Group, Inc. (The)	206	10,285
Lincoln National Corp.	124	8,412
Marsh & McLennan Cos., Inc.	42	3,508
MetLife, Inc. (a)	268	12,539
Principal Financial Group, Inc.	56	3,287
Prudential Financial, Inc.	54	5,495

		66,627

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A * (a)	42	50,435
Alphabet, Inc., Class C * (a)	41	48,402
Facebook, Inc., Class A * (a)	187	30,692

		129,529

Internet & Direct Marketing Retail — 4.7%
Amazon.com, Inc. * (a)	54	107,253
Booking Holdings, Inc. *	2	4,700
Expedia Group, Inc.	63	8,279
Netflix, Inc. *	35	12,973

		133,205

IT Services — 4.1%
Accenture plc, Class A (a)	43	7,245
Alliance Data Systems Corp.	24	5,681
Automatic Data Processing, Inc.	144	21,743
Fidelity National Information Services, Inc. (a)	133	14,559
First Data Corp., Class A *	112	2,743
Mastercard, Inc., Class A	38	8,533
PayPal Holdings, Inc. *	172	15,106
Visa, Inc., Class A (a)	272	40,759

		116,369

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	37	2,634
Illumina, Inc. *	17	6,301
Thermo Fisher Scientific, Inc.	45	10,894

		19,829

Machinery — 2.6%
Caterpillar, Inc.	86	13,190
Cummins, Inc.	44	6,405
Deere & Co.	52	7,844
Ingersoll-Rand plc (a)	87	8,927
PACCAR, Inc. (a)	157	10,737
Snap-on, Inc.	54	9,824
Stanley Black & Decker, Inc.	106	15,530

		72,457

Media — 1.8%
Charter Communications, Inc., Class A * (a)	58	18,856
Comcast Corp., Class A (a)	637	22,539
Discovery, Inc., Class A *	55	1,765
DISH Network Corp., Class A *	149	5,340
Sirius XM Holdings, Inc.	402	2,539

		51,039

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	224	3,119
Newmont Mining Corp.	55	1,651

		4,770

Multiline Retail — 0.9%
Dollar General Corp.	132	14,418
Dollar Tree, Inc. *	117	9,539
Macy’s, Inc.	74	2,566

		26,523

Multi-Utilities — 0.9%
Ameren Corp.	111	7,043
Public Service Enterprise Group, Inc.	170	8,963
Sempra Energy	75	8,547

		24,553

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp. (a)	312	38,093
Concho Resources, Inc. *	36	5,460
Diamondback Energy, Inc.	108	14,572
EOG Resources, Inc. (a)	212	27,041
Exxon Mobil Corp. (a)	146	12,453
Marathon Petroleum Corp. (a)	269	21,480
Occidental Petroleum Corp. (a)	296	24,282
ONEOK, Inc.	106	7,193
Pioneer Natural Resources Co. (a)	108	18,835

		169,409

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	88	12,830

Pharmaceuticals — 4.9%
Allergan plc	54	10,258
Bristol-Myers Squibb Co.	205	12,705
Eli Lilly & Co.	165	17,710
Johnson & Johnson (a)	239	32,971
Merck & Co., Inc. (a)	304	21,552
Mylan NV*	93	3,405
Pfizer, Inc. (a)	887	39,094
Zoetis, Inc.	15	1,385

		139,080

Road & Rail — 2.0%
Norfolk Southern Corp. (a)	139	25,007
Union Pacific Corp. (a)	195	31,742

		56,749

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc. (a)	259	23,920
Broadcom, Inc.	65	15,987
Intel Corp.	108	5,125
Microchip Technology, Inc.	188	14,807
Micron Technology, Inc. *	54	2,423
NVIDIA Corp. (a)	106	29,684
Skyworks Solutions, Inc.	31	2,812
Texas Instruments, Inc. (a)	213	22,860

		117,618

Software — 7.3%
Adobe Systems, Inc. * (a)	51	13,780
Citrix Systems, Inc. *	26	2,857
Intuit, Inc.	15	3,524
Microsoft Corp. (a)	1,117	127,700
Oracle Corp. (a)	418	21,541
salesforce.com, Inc. * (a)	196	31,095
Workday, Inc., Class A *	50	7,229

		207,726

Specialty Retail — 3.7%
Advance Auto Parts, Inc.	25	4,208
AutoZone, Inc. * (a)	19	14,498
Best Buy Co., Inc.	150	11,930
Home Depot, Inc. (The) (a)	157	32,486
Lowe’s Cos., Inc.	96	10,968
O’Reilly Automotive, Inc. *	40	13,931
Ross Stores, Inc.	173	17,171

		105,192

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc. (a)	506	114,259
Hewlett Packard Enterprise Co.	693	11,305
HP, Inc. (a)	477	12,302

		137,866

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	68	5,726
PVH Corp.	78	11,193
Ralph Lauren Corp.	27	3,735

		20,654

Tobacco — 1.2%
Altria Group, Inc.	156	9,415
Philip Morris International, Inc. (a)	291	23,736

		33,151

Trading Companies & Distributors — 0.2%
Fastenal Co.	98	5,707
United Rentals, Inc. *	7	1,190

		6,897

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	172	12,099

TOTAL COMMON STOCKS (Cost $2,426,704)		2,815,601

	No. of Contracts
OPTIONS PURCHASED — 1.0%
PUT OPTIONS PURCHASED — 1.0%
Index Funds — 1.0%
S&P 500 Index 12/31/2018 at USD 2,760.00, European Style Notional Amount: 2,833,554 Counterparty: Exchange Traded *	9,724	27,227

TOTAL PUT OPTIONS PURCHASED		27,227

TOTAL OPTIONS PURCHASED (Cost $27,725)		27,227

	Shares (000)
SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (c) (d) (Cost $80,630)	80,630	80,630

TOTAL LONG POSITIONS (Cost $2,535,059)		2,923,458

SHORT POSITIONS — 0.0% (b)
COMMON STOCKS — 0.0% (b)
Auto Components — 0.0% (b)
Garrett Motion, Inc. (Switzerland) * † (Cost $(250))	(15)	(281)

TOTAL SHORT POSITIONS (Proceeds $(250))		(281)

Total Investments — 103.1% (Cost $2,534,809)		2,923,177
Liabilities in Excess of Other Assets — (3.1%)		(86,372)

Net Assets — 100.0%		2,836,805

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	95	12/2018	USD	13,863	66

					66

Written Call Options Contracts as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	9,724	(2,833,554)	3,005	12/31/2018	(22,025)

						(22,025)

Written Put Options Contracts as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	9,724	(2,833,554)	2,330	12/31/2018	(5,348)

						(5,348)

Total Written Options Contracts (Premiums Received $27,719)						(27,373)

Abbreviations

USD	United States Dollar

(a)	All or a portion of the security is segregated for options written.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
†	Short position is the result of the sale of a security from a pending corporate action on Honeywell International, Inc.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,923,458	$—	$—	$2,923,458

Total Liabilities for Securities Sold Short (a)	$(281)	$—	$—	$(281)

Appreciation in Other Financial Instruments
Futures Contracts (a)	$66	$—	$—	$66

Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(22,025)	$—	$—	$(22,025)
Put Options Written	(5,348)	—	—	(5,348)

Total Depreciation in Other Financial Instruments	$(27,373)	$—	$—	$(27,373)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.3%
Aerospace & Defense — 2.8%
Boeing Co. (The)	334	124,326

Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	31	2,272

Airlines — 1.5%
Delta Air Lines, Inc.	546	31,589
United Continental Holdings, Inc. *	394	35,117

		66,706

Automobiles — 0.7%
General Motors Co.	901	30,333

Banks — 5.4%
Bank of America Corp.	3,025	89,108
Citigroup, Inc.	1,150	82,465
Comerica, Inc.	293	26,384
M&T Bank Corp.	36	5,874
Regions Financial Corp.	1,837	33,716

		237,547

Beverages — 1.1%
PepsiCo, Inc.	445	49,751

Biotechnology — 5.1%
AbbVie, Inc.	512	48,397
Amgen, Inc.	382	79,153
Gilead Sciences, Inc.	811	62,640
Loxo Oncology, Inc. *	68	11,616
Vertex Pharmaceuticals, Inc. *	104	20,006

		221,812

Capital Markets — 2.8%
Ameriprise Financial, Inc.	145	21,396
Moody’s Corp.	152	25,331
MSCI, Inc.	185	32,874
S&P Global, Inc.	215	41,970

		121,571

Chemicals — 0.7%
CF Industries Holdings, Inc.	142	7,752
Huntsman Corp.	864	23,538

		31,290

Communications Equipment — 1.9%
Cisco Systems, Inc.	949	46,144
F5 Networks, Inc. *	134	26,623
Palo Alto Networks, Inc. *	41	9,236

		82,003

Construction & Engineering — 0.3%
EMCOR Group, Inc.	145	10,883

Consumer Finance — 0.8%
Credit Acceptance Corp. *	82	35,801

Diversified Consumer Services — 0.8%
H&R Block, Inc.	1,332	34,307

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	1,336	44,853
Verizon Communications, Inc.	899	48,019

		92,872

Electric Utilities — 1.0%
NextEra Energy, Inc.	268	44,833

Entertainment — 1.5%
Take-Two Interactive Software, Inc. *	254	34,994
World Wrestling Entertainment, Inc., Class A	313	30,306

		65,300

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	276	40,161
AvalonBay Communities, Inc.	122	22,064
Prologis, Inc.	60	4,047
Spirit Realty Capital, Inc.	500	4,028

		70,300

Food & Staples Retailing — 1.1%
Walmart, Inc.	527	49,481

Food Products — 2.2%
Archer-Daniels-Midland Co.	545	27,407
General Mills, Inc.	183	7,854
Ingredion, Inc.	175	18,326
Pilgrim’s Pride Corp. *	766	13,850
Post Holdings, Inc. *	302	29,608

		97,045

Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	588	45,306
Haemonetics Corp. *	102	11,630

		56,936

Health Care Providers & Services — 7.2%
Anthem, Inc.	344	94,301
Express Scripts Holding Co. *	57	5,416
HCA Healthcare, Inc.	211	29,410
Humana, Inc.	287	97,020
Molina Healthcare, Inc. *	220	32,684
Tenet Healthcare Corp. *	762	21,675
WellCare Health Plans, Inc. *	115	36,886

		317,392

Hotels, Restaurants & Leisure — 1.4%
Dunkin’ Brands Group, Inc.	142	10,431
Hilton Worldwide Holdings, Inc.	218	17,610
Hyatt Hotels Corp., Class A	380	30,205
Las Vegas Sands Corp.	20	1,204

		59,450

Household Durables — 0.6%
PulteGroup, Inc.	1,033	25,580

Household Products — 0.4%
Energizer Holdings, Inc.	298	17,478

Independent Power and Renewable Electricity Producers — 1.6%
NRG Energy, Inc.	930	34,778
Vistra Energy Corp. *	1,350	33,598

		68,376

Insurance — 3.8%
Allstate Corp. (The)	326	32,186

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
First American Financial Corp.	69	3,534
Lincoln National Corp.	499	33,742
Progressive Corp. (The)	633	44,976
Travelers Cos., Inc. (The)	409	53,064

		167,502

Interactive Media & Services — 4.9%
Alphabet, Inc., Class A *	19	23,296
Alphabet, Inc., Class C *	128	152,287
Facebook, Inc., Class A *	31	5,016
Twitter, Inc. *	1,192	33,913

		214,512

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc. *	55	109,163

IT Services — 2.0%
DXC Technology Co.	270	25,284
Teradata Corp. *	54	2,038
Visa, Inc., Class A	409	61,342

		88,664

Machinery — 3.1%
Allison Transmission Holdings, Inc.	356	18,495
Caterpillar, Inc.	523	79,783
Deere & Co.	241	36,169

		134,447

Media — 0.8%
Comcast Corp., Class A	532	18,838
News Corp., Class A	763	10,060
Omnicom Group, Inc.	120	8,190

		37,088

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	1,476	20,543
Newmont Mining Corp.	516	15,589

		36,132

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	186	3,368

Multiline Retail — 2.3%
Kohl’s Corp.	442	32,959
Target Corp.	747	65,884

		98,843

Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.	226	27,586
ConocoPhillips	886	68,561
HollyFrontier Corp.	445	31,113
Marathon Petroleum Corp.	447	35,715
PBF Energy, Inc., Class A	562	28,059
Peabody Energy Corp.	822	29,282
Valero Energy Corp.	694	78,897

		299,213

Personal Products — 0.8%
Herbalife Nutrition Ltd. *	609	33,210

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	122	7,580
Pfizer, Inc.	195	8,602

		16,182

Professional Services — 0.7%
Robert Half International, Inc.	452	31,819

Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	677	29,857

Road & Rail — 0.4%
CSX Corp.	22	1,636
Union Pacific Corp.	89	14,541

		16,177

Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials, Inc.	1,628	62,903
First Solar, Inc. *	334	16,191
Lam Research Corp.	195	29,566
QUALCOMM, Inc.	701	50,522
Teradyne, Inc.	569	21,027

		180,209

Software — 8.6%
Citrix Systems, Inc. *	290	32,181
Fortinet, Inc. *	378	34,832
Microsoft Corp.	1,744	199,416
Oracle Corp.	733	37,783
VMware, Inc., Class A *	474	74,019

		378,231

Specialty Retail — 2.2%
American Eagle Outfitters, Inc.	1,313	32,609
Best Buy Co., Inc.	396	31,442
Urban Outfitters, Inc. *	804	32,884

		96,935

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	573	129,304
HP, Inc.	1,921	49,509
NetApp, Inc.	397	34,073
Seagate Technology plc	71	3,362

		216,248

Textiles, Apparel & Luxury Goods — 0.7%
Michael Kors Holdings Ltd. *	434	29,728

Trading Companies & Distributors — 0.7%
United Rentals, Inc. *	192	31,444

TOTAL COMMON STOCKS (Cost $3,142,338)		4,262,617

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $61,392)	61,392	61,392

Total Investments — 98.7% (Cost $3,203,730)		4,324,009
Other Assets Less Liabilities — 1.3%		59,157

Net Assets — 100.0%		4,383,166

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	786	12/2018	USD	114,697	156

					156

Abbreviations

USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,324,009	$—	$—	$4,324,009

Appreciation in Other Financial Instruments
Futures Contracts (a)	$156	$—	$—	$156

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.4%
Aerospace & Defense — 3.6%
Boeing Co. (The)	120	44,702

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	53	3,926

Airlines — 1.4%
Delta Air Lines, Inc.	129	7,472
United Continental Holdings, Inc. *	117	10,420

		17,892

Auto Components — 0.3%
Lear Corp.	28	4,045

Banks — 0.4%
Comerica, Inc.	53	4,744

Beverages — 1.5%
PepsiCo, Inc.	169	18,861

Biotechnology — 5.0%
AbbVie, Inc.	76	7,216
Amgen, Inc.	140	29,051
Gilead Sciences, Inc.	127	9,798
Loxo Oncology, Inc. *	40	6,833
Vertex Pharmaceuticals, Inc. *	51	9,849

		62,747

Capital Markets — 0.8%
Moody’s Corp.	3	568
MSCI, Inc.	56	10,006

		10,574

Chemicals — 0.7%
CF Industries Holdings, Inc.	140	7,594
Westlake Chemical Corp.	18	1,471

		9,065

Communications Equipment — 1.9%
Cisco Systems, Inc.	56	2,734
F5 Networks, Inc. *	50	9,991
Palo Alto Networks, Inc. *	47	10,520

		23,245

Construction & Engineering — 0.3%
EMCOR Group, Inc.	50	3,771

Consumer Finance — 1.2%
Credit Acceptance Corp. *	24	10,553
FirstCash, Inc.	51	4,215

		14,768

Diversified Consumer Services — 0.8%
H&R Block, Inc.	393	10,115

Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	98	5,206

Entertainment — 1.4%
Take-Two Interactive Software, Inc. *	56	7,769
World Wrestling Entertainment, Inc., Class A	103	9,915

		17,684

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	60	8,645
AvalonBay Communities, Inc.	24	4,348

		12,993

Food & Staples Retailing — 0.7%
Walmart, Inc.	100	9,353

Food Products — 1.9%
General Mills, Inc.	209	8,966
Pilgrim’s Pride Corp. *	254	4,593
Post Holdings, Inc. *	107	10,471

		24,030

Health Care Equipment & Supplies — 2.2%
Align Technology, Inc. *	29	11,150
Baxter International, Inc.	62	4,810
Haemonetics Corp. *	91	10,473
IDEXX Laboratories, Inc. *	4	1,048

		27,481

Health Care Providers & Services — 5.2%
Anthem, Inc.	30	8,167
Humana, Inc.	87	29,350
Molina Healthcare, Inc. *	68	10,141
Tenet Healthcare Corp. *	224	6,372
WellCare Health Plans, Inc. *	37	11,698

		65,728

Health Care Technology — 0.3%
Veeva Systems, Inc., Class A *	35	3,810

Hotels, Restaurants & Leisure — 1.6%
Dunkin’ Brands Group, Inc.	25	1,843
Hilton Worldwide Holdings, Inc.	110	8,910
Hyatt Hotels Corp., Class A	114	9,073

		19,826

Household Durables — 0.5%
PulteGroup, Inc.	261	6,462

Independent Power and Renewable Electricity Producers — 0.4%
NRG Energy, Inc.	132	4,926

Insurance — 0.8%
Allstate Corp. (The)	10	1,017
First American Financial Corp.	96	4,963
Lincoln National Corp.	35	2,395
Progressive Corp. (The)	25	1,762

		10,137

Interactive Media & Services — 8.2%
Alphabet, Inc., Class A *	17	21,003
Alphabet, Inc., Class C *	38	45,352
Facebook, Inc., Class A *	106	17,367
IAC/InterActiveCorp *	45	9,731
Twitter, Inc. *	336	9,559

		103,012

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc. *	36	72,709

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
IT Services — 6.5%
DXC Technology Co.	112	10,446
GoDaddy, Inc., Class A *	128	10,666
Mastercard, Inc., Class A	21	4,675
Teradata Corp. *	16	588
VeriSign, Inc. *	62	9,991
Visa, Inc., Class A	299	44,847

		81,213

Life Sciences Tools & Services — 0.5%
Waters Corp. *	31	6,035

Machinery — 3.8%
Allison Transmission Holdings, Inc.	184	9,570
Caterpillar, Inc.	158	24,139
Deere & Co.	95	14,236

		47,945

Media — 1.6%
Discovery, Inc., Class A *	301	9,635
News Corp., Class A	180	2,380
Omnicom Group, Inc.	21	1,422
Sirius XM Holdings, Inc.	1,037	6,553

		19,990

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	308	4,285

Multiline Retail — 2.5%
Kohl’s Corp.	135	10,035
Macy’s, Inc.	151	5,230
Target Corp.	188	16,557

		31,822

Oil, Gas & Consumable Fuels — 2.0%
Marathon Petroleum Corp.	18	1,400
PBF Energy, Inc., Class A	64	3,169
Peabody Energy Corp.	227	8,072
Valero Energy Corp.	110	12,456

		25,097

Personal Products — 1.1%
Herbalife Nutrition Ltd. *	148	8,046
Nu Skin Enterprises, Inc., Class A	63	5,193

		13,239

Professional Services — 0.8%
Robert Half International, Inc.	135	9,522

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	182	8,004

Road & Rail — 0.8%
Avis Budget Group, Inc. *	65	2,075
Union Pacific Corp.	50	8,142

		10,217

Semiconductors & Semiconductor Equipment — 3.8%
Applied Materials, Inc.	516	19,955
Lam Research Corp.	73	11,059
Maxim Integrated Products, Inc.	41	2,301
QUALCOMM, Inc.	119	8,550
Teradyne, Inc.	170	6,279

		48,144

Software — 13.7%
Adobe Systems, Inc. *	99	26,617
Citrix Systems, Inc. *	87	9,638
Fortinet, Inc. *	113	10,408
Microsoft Corp.	796	90,987
Oracle Corp.	156	8,043
VMware, Inc., Class A *	146	22,769
Zendesk, Inc. *	58	4,097

		172,559

Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	390	9,691
Best Buy Co., Inc.	130	10,341
Burlington Stores, Inc. *	39	6,419
Urban Outfitters, Inc. *	232	9,497

		35,948

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	351	79,224
HP, Inc.	196	5,043
NetApp, Inc.	115	9,860
Seagate Technology plc	21	985

		95,112

Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings Ltd. *	89	6,074

Trading Companies & Distributors — 0.8%
United Rentals, Inc. *	63	10,356

TOTAL COMMON STOCKS (Cost $803,932)		1,237,374

SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $31,863)	31,863	31,863

Total Investments — 100.9% (Cost $835,795)		1,269,237
Liabilities in Excess of Other Assets — (0.9%)		(11,309)

Net Assets — 100.0%		1,257,928

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	143	12/2018	USD	20,867	52

					52

Abbreviations

USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,269,237	$—	$—	$1,269,237

Appreciation in Other Financial Instruments
Futures Contracts (a)	$52	$—	$—	$52

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 95.7%
Airlines — 2.2%
Delta Air Lines, Inc.	5		285
Southwest Airlines Co.	4		272

			557

Banks — 8.0%
Bank of America Corp.	17		509
Citigroup, Inc.	11		823
PNC Financial Services Group, Inc. (The)	3		447
Wells Fargo & Co.	5		273

			2,052

Beverages — 2.0%
PepsiCo, Inc.	5		506

Biotechnology — 6.6%
AbbVie, Inc.	3		243
Amgen, Inc.	3		636
Biogen, Inc. *	1		362
Gilead Sciences, Inc.	6		451

			1,692

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	5		252
Northern Trust Corp.	2		218

			470

Chemicals — 0.8%
DowDuPont, Inc.	3		202

Communications Equipment — 2.6%
Cisco Systems, Inc.	14		662

Consumer Finance — 0.9%
American Express Co.	2		226

Containers & Packaging — 0.7%
Ball Corp.	4		194

Diversified Telecommunication Services — 4.4%
AT&T, Inc.	16		554
Verizon Communications, Inc.	11		582

			1,136

Electric Utilities — 1.7%
American Electric Power Co., Inc.	2		167
NextEra Energy, Inc.	2		278

			445

Energy Equipment & Services — 3.0%
Baker Hughes a GE Co.	5		169
Halliburton Co.	3		103
National Oilwell Varco, Inc.	7		292
TechnipFMC plc (United Kingdom)	7		212

			776

Entertainment — 1.3%
Walt Disney Co. (The)	3		342

Equity Real Estate Investment Trusts (REITs) — 0.7%
Prologis, Inc.	3		175

Food & Staples Retailing — 1.4%
Walgreens Boots Alliance, Inc.	5		367

Food Products — 0.8%
Mondelez International, Inc., Class A	5		208

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	6		418

Health Care Providers & Services — 5.7%
Anthem, Inc.	2		445
Cigna Corp.	1		240
Humana, Inc.	2		643
WellCare Health Plans, Inc. *	—	(a)	125

			1,453

Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc. *	1		291
Dunkin’ Brands Group, Inc.	3		196
Hilton Worldwide Holdings, Inc.	3		217
Wendy’s Co. (The)	9		162

			866

Household Products — 1.4%
Procter & Gamble Co. (The)	4		356

Insurance — 2.7%
Allstate Corp. (The)	3		268
Hartford Financial Services Group, Inc. (The)	4		202
Travelers Cos., Inc. (The)	2		219

			689

Interactive Media & Services — 1.8%
Alphabet, Inc., Class C *	—	(a)	465

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc. *	—	(a)	180

IT Services — 2.6%
Accenture plc, Class A	1		240
Visa, Inc., Class A	3		423

			663

Machinery — 1.0%
Xylem, Inc.	3		257

Media — 0.7%
Comcast Corp., Class A	5		172

Multiline Retail — 1.0%
Target Corp.	3		249

Multi-Utilities — 0.9%
WEC Energy Group, Inc.	3		221

Oil, Gas & Consumable Fuels — 2.8%
ConocoPhillips	2		129
Phillips 66	2		260
Valero Energy Corp.	3		319

			708

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	2	145

Road & Rail — 1.3%
CSX Corp.	5	338

Semiconductors & Semiconductor Equipment — 1.4%
First Solar, Inc. *	2	101
Lam Research Corp.	2	263

		364

Software — 8.4%
Adobe Systems, Inc. *	1	178
Microsoft Corp.	14	1,553
Oracle Corp.	8	432

		2,163

Specialty Retail — 6.2%
Best Buy Co., Inc.	3	241
Home Depot, Inc. (The)	3	611
Lowe’s Cos., Inc.	5	535
Tractor Supply Co.	2	204

		1,591

Technology Hardware, Storage & Peripherals — 9.4%
Apple, Inc.	8	1,747
Hewlett Packard Enterprise Co.	10	162
HP, Inc.	6	161
NetApp, Inc.	4	336

		2,406

Textiles, Apparel & Luxury Goods — 2.1%
NIKE, Inc., Class B	3	296
VF Corp.	3	247

		543

Trading Companies & Distributors — 1.1%
United Rentals, Inc. *	2	279

TOTAL COMMON STOCKS (Cost $18,225)		24,536

SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 3.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $974)	974	974

Total Investments — 99.5% (Cost $19,199)		25,510
Other Assets Less Liabilities — 0.5%		137

Net Assets — 100.0%		25,647

Percentages indicated are based on net assets.

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Amount rounds to less than one thousand.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,510	$—	$—	$25,510

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.5%
Aerospace & Defense — 2.1%
Boeing Co. (The)	68	25,103

Airlines — 1.9%
Delta Air Lines, Inc.	213	12,295
United Continental Holdings, Inc. *	111	9,850

		22,145

Automobiles — 1.2%
General Motors Co.	432	14,529

Banks — 11.0%
Bank of America Corp.	1,503	44,287
CIT Group, Inc.	160	8,258
Citigroup, Inc.	526	37,734
Citizens Financial Group, Inc.	208	8,007
Comerica, Inc.	58	5,214
Fifth Third Bancorp	258	7,192
M&T Bank Corp.	52	8,605
Regions Financial Corp.	512	9,401

		128,698

Beverages — 1.2%
PepsiCo, Inc.	128	14,277

Biotechnology — 4.5%
AbbVie, Inc.	170	16,097
Amgen, Inc.	121	25,112
Gilead Sciences, Inc.	149	11,512

		52,721

Capital Markets — 2.3%
Ameriprise Financial, Inc.	50	7,427
Goldman Sachs Group, Inc. (The)	42	9,429
Morgan Stanley	15	713
MSCI, Inc.	39	6,954
S&P Global, Inc.	13	2,599

		27,122

Chemicals — 1.3%
CF Industries Holdings, Inc.	139	7,567
Huntsman Corp.	265	7,216

		14,783

Communications Equipment — 1.4%
Cisco Systems, Inc.	342	16,638

Construction & Engineering — 0.3%
EMCOR Group, Inc.	53	3,958

Consumer Finance — 1.6%
Capital One Financial Corp.	10	987
Credit Acceptance Corp. *	22	9,840
Discover Financial Services	108	8,280

		19,107

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	438	23,369

Electric Utilities — 1.7%
NextEra Energy, Inc.	119	19,894

Entertainment — 1.1%
Walt Disney Co. (The)	114	13,331

Equity Real Estate Investment Trusts (REITs) — 3.7%
AvalonBay Communities, Inc.	49	8,931
GEO Group, Inc. (The)	119	2,984
Hospitality Properties Trust	99	2,858
Life Storage, Inc.	56	5,329
Piedmont Office Realty Trust, Inc., Class A	328	6,209
SL Green Realty Corp.	88	8,534
Spirit Realty Capital, Inc.	1,099	8,855

		43,700

Food & Staples Retailing — 1.4%
Walgreens Boots Alliance, Inc.	24	1,742
Walmart, Inc.	157	14,725

		16,467

Food Products — 2.0%
Conagra Brands, Inc.	192	6,522
Pilgrim’s Pride Corp. *	485	8,770
Tyson Foods, Inc., Class A	142	8,471

		23,763

Health Care Equipment & Supplies — 0.5%
Haemonetics Corp. *	54	6,130

Health Care Providers & Services — 6.9%
AmerisourceBergen Corp.	47	4,316
Anthem, Inc.	60	16,498
Express Scripts Holding Co. *	150	14,213
HCA Healthcare, Inc.	46	6,400
Humana, Inc.	72	24,238
Tenet Healthcare Corp. *	184	5,245
WellCare Health Plans, Inc. *	32	10,127

		81,037

Hotels, Restaurants & Leisure — 2.0%
Dunkin’ Brands Group, Inc.	127	9,362
Hilton Worldwide Holdings, Inc.	104	8,361
Hyatt Hotels Corp., Class A	74	5,882

		23,605

Household Durables — 0.5%
Toll Brothers, Inc.	189	6,236

Household Products — 1.3%
Energizer Holdings, Inc.	140	8,217
Procter & Gamble Co. (The)	87	7,249

		15,466

Independent Power and Renewable Electricity Producers — 2.3%
AES Corp.	506	7,077
NRG Energy, Inc.	274	10,244
Vistra Energy Corp. *	390	9,696

		27,017

Insurance — 6.4%
Allstate Corp. (The)	199	19,641
First American Financial Corp.	18	944
Lincoln National Corp.	137	9,263

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
MetLife, Inc.	50	2,350
Primerica, Inc.	59	7,064
Prudential Financial, Inc.	24	2,432
Torchmark Corp.	69	5,955
Travelers Cos., Inc. (The)	194	25,216
Willis Towers Watson plc	11	1,607

		74,472

IT Services — 2.8%
DXC Technology Co.	89	8,277
International Business Machines Corp.	75	11,371
Perspecta, Inc.	44	1,138
Sabre Corp.	366	9,548
Teradata Corp. *	57	2,138

		32,472

Machinery — 2.7%
Allison Transmission Holdings, Inc.	196	10,194
Caterpillar, Inc.	139	21,166

		31,360

Media — 2.9%
Charter Communications, Inc., Class A *	36	11,569
Comcast Corp., Class A	382	13,509
Sirius XM Holdings, Inc.	1,325	8,372

		33,450

Metals & Mining — 1.4%
Freeport-McMoRan, Inc.	477	6,641
Newmont Mining Corp.	42	1,256
Steel Dynamics, Inc.	181	8,198

		16,095

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Chimera Investment Corp.	364	6,601

Multi-Utilities — 0.5%
MDU Resources Group, Inc.	227	5,834

Oil, Gas & Consumable Fuels — 10.8%
Chevron Corp.	157	19,156
ConocoPhillips	417	32,253
Devon Energy Corp.	72	2,884
HollyFrontier Corp.	86	5,976
Marathon Oil Corp.	80	1,867
Marathon Petroleum Corp.	296	23,639
Occidental Petroleum Corp.	63	5,201
PBF Energy, Inc., Class A	90	4,477
Peabody Energy Corp.	167	5,945
Phillips 66	5	564
Valero Energy Corp.	213	24,251

		126,213

Paper & Forest Products — 0.6%
Domtar Corp.	137	7,153

Personal Products — 0.8%
Herbalife Nutrition Ltd. *	170	9,263

Pharmaceuticals — 2.4%
Pfizer, Inc.	634	27,950

Professional Services — 0.7%
Robert Half International, Inc.	119	8,375

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A *	190	8,370
Jones Lang LaSalle, Inc.	49	7,029

		15,399

Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials, Inc.	376	14,525
First Solar, Inc. *	123	5,941
Lam Research Corp.	58	8,783
QUALCOMM, Inc.	211	15,206
Teradyne, Inc.	100	3,709

		48,164

Software — 0.7%
VMware, Inc., Class A *	53	8,334

Specialty Retail — 1.6%
Foot Locker, Inc.	123	6,286
O’Reilly Automotive, Inc. *	13	4,619
Urban Outfitters, Inc. *	200	8,168

		19,073

Technology Hardware, Storage & Peripherals — 2.3%
HP, Inc.	545	14,050
NetApp, Inc.	95	8,134
Seagate Technology plc	92	4,351

		26,535

Textiles, Apparel & Luxury Goods — 0.6%
Michael Kors Holdings Ltd. *	109	7,500

Tobacco — 0.3%
Philip Morris International, Inc.	41	3,311

Trading Companies & Distributors — 0.8%
United Rentals, Inc. *	55	8,916

TOTAL COMMON STOCKS (Cost $920,070)		1,155,566

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $15,445)	15,445	15,445

Total Investments — 99.8% (Cost $935,515)		1,171,011
Other Assets Less Liabilities — 0.2%		1,849

Net Assets — 100.0%		1,172,860

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	101	12/2018	USD	14,738	36

					36

Abbreviations

USD	United States Dollar
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,171,011	$—	$—	$1,171,011

Appreciation in Other Financial Instruments
Futures Contracts (a)	$36	$—	$—	$36

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.3%
Aerospace & Defense — 0.8%
Curtiss-Wright Corp.	43	5,854
HEICO Corp., Class A	235	17,759

		23,613

Air Freight & Logistics — 0.5%
XPO Logistics, Inc. *	122	13,917

Auto Components — 0.9%
Aptiv plc	199	16,688
BorgWarner, Inc.	223	9,545

		26,233

Automobiles — 0.2%
Thor Industries, Inc.	83	6,972

Banks — 4.8%
Citizens Financial Group, Inc.	358	13,818
Comerica, Inc.	110	9,913
East West Bancorp, Inc.	248	14,948
Fifth Third Bancorp	689	19,233
First Republic Bank	196	18,837
Huntington Bancshares, Inc.	752	11,215
M&T Bank Corp.	143	23,489
SunTrust Banks, Inc.	330	22,023
Zions Bancorp	105	5,279

		138,755

Beverages — 0.8%
Constellation Brands, Inc., Class A	57	12,200
Keurig Dr Pepper, Inc.	179	4,141
Molson Coors Brewing Co., Class B	113	6,922

		23,263

Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc. *	45	3,947
BioMarin Pharmaceutical, Inc. *	81	7,855
Exact Sciences Corp. *	173	13,645
Exelixis, Inc. *	405	7,177
Intercept Pharmaceuticals, Inc. *	52	6,558
Sage Therapeutics, Inc. *	52	7,373
Spark Therapeutics, Inc. *	86	4,702
Vertex Pharmaceuticals, Inc. *	50	9,714

		60,971

Building Products — 1.5%
Fortune Brands Home & Security, Inc.	368	19,247
Lennox International, Inc.	110	23,968

		43,215

Capital Markets — 4.7%
Ameriprise Financial, Inc.	157	23,222
Invesco Ltd.	419	9,593
Nasdaq, Inc.	198	16,963
Northern Trust Corp.	145	14,778
Raymond James Financial, Inc.	141	12,991
S&P Global, Inc.	140	27,257
T. Rowe Price Group, Inc.	181	19,708
TD Ameritrade Holding Corp.	200	10,571

		135,083

Chemicals — 0.4%
Sherwin-Williams Co. (The)	27	12,314

Commercial Services & Supplies — 2.0%
Copart, Inc. *	353	18,185
Waste Connections, Inc.	476	37,931

		56,116

Communications Equipment — 1.9%
Arista Networks, Inc. *	63	16,720
CommScope Holding Co., Inc. *	384	11,807
Palo Alto Networks, Inc. *	121	27,248

		55,775

Construction Materials — 0.8%
Eagle Materials, Inc.	92	7,867
Vulcan Materials Co.	132	14,623

		22,490

Consumer Finance — 0.4%
Ally Financial, Inc.	440	11,647

Containers & Packaging — 2.4%
Avery Dennison Corp.	153	16,610
Ball Corp.	605	26,620
Silgan Holdings, Inc.	437	12,150
WestRock Co.	244	13,060

		68,440

Distributors — 0.9%
Genuine Parts Co.	122	12,109
LKQ Corp. *	407	12,899

		25,008

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. *	118	13,929

Electric Utilities — 1.3%
Edison International	109	7,398
Evergy, Inc.	150	8,219
Xcel Energy, Inc.	467	22,030

		37,647

Electrical Equipment — 1.2%
Acuity Brands, Inc.	86	13,582
AMETEK, Inc.	178	14,058
Hubbell, Inc.	59	7,814

		35,454

Electronic Equipment, Instruments & Components — 3.5%
Amphenol Corp., Class A	403	37,860
Arrow Electronics, Inc. *	197	14,508
CDW Corp.	161	14,330
Corning, Inc.	543	19,164
Keysight Technologies, Inc. *	207	13,711

		99,573

Entertainment — 1.3%
Electronic Arts, Inc. *	93	11,242
Spotify Technology SA *	62	11,248
Take-Two Interactive Software, Inc. *	109	15,068

		37,558

Equity Real Estate Investment Trusts (REITs) — 5.0%
American Campus Communities, Inc.	157	6,444
American Homes 4 Rent, Class A	307	6,724

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
AvalonBay Communities, Inc.	82	14,840
Boston Properties, Inc.	112	13,732
Brixmor Property Group, Inc.	548	9,596
Essex Property Trust, Inc.	35	8,748
Federal Realty Investment Trust	95	12,064
JBG SMITH Properties	143	5,271
Kimco Realty Corp.	464	7,763
Outfront Media, Inc.	438	8,729
Park Hotels & Resorts, Inc.	110	3,602
Rayonier, Inc.	303	10,230
Regency Centers Corp.	119	7,681
Vornado Realty Trust	186	13,566
Weyerhaeuser Co.	281	9,082
WP Carey, Inc.	76	4,914

		142,986

Food & Staples Retailing — 0.5%
Kroger Co. (The)	510	14,832

Food Products — 1.0%
Conagra Brands, Inc.	214	7,255
Pinnacle Foods, Inc.	167	10,806
Post Holdings, Inc. *	113	11,063

		29,124

Gas Utilities — 0.5%
National Fuel Gas Co.	238	13,339

Health Care Equipment & Supplies — 2.4%
DexCom, Inc. *	146	20,869
Edwards Lifesciences Corp. *	85	14,808
ResMed, Inc.	135	15,582
Zimmer Biomet Holdings, Inc.	139	18,276

		69,535

Health Care Providers & Services — 4.9%
Acadia Healthcare Co., Inc. *	270	9,518
AmerisourceBergen Corp.	256	23,639
Centene Corp. *	153	22,196
Cigna Corp.	89	18,491
Henry Schein, Inc. *	133	11,309
Humana, Inc.	35	11,821
Laboratory Corp. of America Holdings *	82	14,303
Universal Health Services, Inc., Class B	101	12,894
WellCare Health Plans, Inc. *	51	16,249

		140,420

Health Care Technology — 1.2%
Teladoc Health, Inc. *	184	15,914
Veeva Systems, Inc., Class A *	159	17,343

		33,257

Hotels, Restaurants & Leisure — 2.3%
Hilton Worldwide Holdings, Inc.	492	39,716
Marriott International, Inc., Class A	28	3,698
Red Rock Resorts, Inc., Class A	419	11,166
Vail Resorts, Inc.	44	12,129

		66,709

Household Durables — 0.9%
Mohawk Industries, Inc. *	107	18,695
Newell Brands, Inc.	379	7,695

		26,390

Household Products — 0.2%
Energizer Holdings, Inc.	93	5,465

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	89	10,868

Insurance — 4.1%
Alleghany Corp.	13	8,316
Hartford Financial Services Group, Inc. (The)	352	17,603
Lincoln National Corp.	101	6,833
Loews Corp.	481	24,173
Marsh & McLennan Cos., Inc.	138	11,451
Principal Financial Group, Inc.	135	7,933
Progressive Corp. (The)	378	26,843
Unum Group	176	6,889
WR Berkley Corp.	98	7,824

		117,865

Interactive Media & Services — 0.6%
Match Group, Inc. *	165	9,577
Twitter, Inc. *	252	7,161

		16,738

Internet & Direct Marketing Retail — 1.6%
Expedia Group, Inc.	142	18,530
GrubHub, Inc. *	106	14,624
Wayfair, Inc., Class A *	82	12,139

		45,293

IT Services — 5.3%
Booz Allen Hamilton Holding Corp.	218	10,795
Fiserv, Inc. *	251	20,669
Gartner, Inc. *	118	18,703
Global Payments, Inc.	213	27,085
GoDaddy, Inc., Class A *	279	23,241
Jack Henry & Associates, Inc.	90	14,476
Square, Inc., Class A *	210	20,772
Worldpay, Inc. *	155	15,737

		151,478

Life Sciences Tools & Services — 0.4%
Illumina, Inc. *	33	12,106

Machinery — 4.2%
Fortive Corp.	254	21,412
IDEX Corp.	85	12,769
Middleby Corp. (The) *	52	6,724
Nordson Corp.	98	13,557
Oshkosh Corp.	160	11,420
Parker-Hannifin Corp.	59	10,815
Snap-on, Inc.	97	17,894
Stanley Black & Decker, Inc.	113	16,474
WABCO Holdings, Inc. *	82	9,683

		120,748

Marine — 0.2%
Kirby Corp. *	86	7,041

Media — 0.6%
CBS Corp. (Non-Voting), Class B	164	9,441
DISH Network Corp., Class A *	234	8,376

		17,817

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multiline Retail — 0.9%
Kohl’s Corp.	242	18,014
Nordstrom, Inc.	146	8,754

		26,768

Multi-Utilities — 2.1%
CMS Energy Corp.	487	23,879
Sempra Energy	115	13,135
WEC Energy Group, Inc.	335	22,385

		59,399

Oil, Gas & Consumable Fuels — 4.0%
Concho Resources, Inc. *	153	23,355
Energen Corp. *	400	34,477
EQT Corp.	495	21,904
PBF Energy, Inc., Class A	213	10,649
Williams Cos., Inc. (The)	910	24,745

		115,130

Personal Products — 0.5%
Coty, Inc., Class A	582	7,312
Edgewell Personal Care Co. *	153	7,066

		14,378

Pharmaceuticals — 1.3%
Catalent, Inc. *	238	10,836
Elanco Animal Health, Inc. *	125	4,344
Jazz Pharmaceuticals plc *	128	21,470

		36,650

Professional Services — 0.6%
Verisk Analytics, Inc. *	138	16,648

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	617	27,218
Cushman & Wakefield plc *	163	2,774

		29,992

Road & Rail — 0.5%
Old Dominion Freight Line, Inc.	84	13,465

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. *	245	7,568
Analog Devices, Inc.	120	11,057
Lam Research Corp.	112	16,930
Marvell Technology Group Ltd.	671	12,941
Microchip Technology, Inc.	143	11,284
Teradyne, Inc.	240	8,887

		68,667

Software — 5.7%
Autodesk, Inc. *	141	21,996
DocuSign, Inc. *	118	6,203
Guidewire Software, Inc. *	100	10,091
Paycom Software, Inc. *	88	13,614
Proofpoint, Inc. *	112	11,920
Red Hat, Inc. *	141	19,202
ServiceNow, Inc. *	166	32,533
Splunk, Inc. *	152	18,402
Synopsys, Inc. *	141	13,880
Tyler Technologies, Inc.*	60	14,655

		162,496

Specialty Retail — 5.4%
AutoZone, Inc. *	23	18,145
Best Buy Co., Inc.	176	13,990
Gap, Inc. (The)	434	12,521
O’Reilly Automotive, Inc. *	91	31,606
Ross Stores, Inc.	359	35,587
Tiffany & Co.	122	15,715
Tractor Supply Co.	186	16,931
Ulta Beauty, Inc. *	40	11,313

		155,808

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc. *	114	18,524
PVH Corp.	111	16,048
Ralph Lauren Corp.	88	12,123

		46,695

Trading Companies & Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	151	13,304
WW Grainger, Inc.	52	18,585

		31,889

TOTAL COMMON STOCKS (Cost $1,794,080)		2,767,969

SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 3.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $108,043)	108,043	108,043

Total Investments — 100.1% (Cost $1,902,123)		2,876,012
Liabilities in Excess of Other Assets — (0.1%)		(2,740)

Net Assets — 100.0%		2,873,272

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,876,012	$—	$—	$2,876,012

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.5%
Aerospace & Defense — 1.2%
AAR Corp.	19	927
Engility Holdings, Inc. *	15	552
HEICO Corp., Class A	14	1,022
Moog, Inc., Class A	4	335
Vectrus, Inc. *	45	1,419

		4,255

Air Freight & Logistics — 0.1%
Atlas Air Worldwide Holdings, Inc. *	5	338

Airlines — 0.8%
Hawaiian Holdings, Inc.	12	473
SkyWest, Inc.	36	2,144

		2,617

Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc. *	100	1,745
Cooper-Standard Holdings, Inc. *	20	2,430
Dana, Inc.	20	372
Modine Manufacturing Co. *	6	95
Stoneridge, Inc. *	2	62
Tower International, Inc.	6	183

		4,887

Banks — 9.5%
Bancorp, Inc. (The) *	57	545
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	69	3,594
Cathay General Bancorp	10	399
Central Valley Community Bancorp	4	78
Community Trust Bancorp, Inc.	2	84
Customers Bancorp, Inc. *	5	109
East West Bancorp, Inc.	39	2,334
Enterprise Financial Services Corp.	2	106
Fidelity Southern Corp.	17	417
Financial Institutions, Inc.	22	678
First BanCorp (Puerto Rico) *	424	3,862
First Business Financial Services, Inc.	6	130
First Community Bancshares, Inc.	7	226
First Financial Bancorp	7	199
First Merchants Corp.	42	1,911
Fulton Financial Corp.	60	1,007
Hancock Whitney Corp.	45	2,154
Hanmi Financial Corp.	40	993
Hilltop Holdings, Inc.	16	323
IBERIABANK Corp.	6	515
NBT Bancorp, Inc.	4	140
Northeast Bancorp	5	102
Pacific Mercantile Bancorp *	6	54
PacWest Bancorp	29	1,379
Popular, Inc. (Puerto Rico)	65	3,320
Preferred Bank	12	723
Premier Financial Bancorp, Inc.	3	55
Shore Bancshares, Inc.	7	130
Sierra Bancorp	3	99
TCF Financial Corp.	112	2,667
Towne Bank	2	68
TriCo Bancshares	5	196
TriState Capital Holdings, Inc. *	8	231
Triumph Bancorp, Inc. *	7	270
United Community Banks, Inc.	21	586
Wintrust Financial Corp.	31	2,667

		32,351

Biotechnology — 6.5%
Acorda Therapeutics, Inc. *	11	218
Aduro Biotech, Inc. *	72	531
Akebia Therapeutics, Inc. *	40	357
Allena Pharmaceuticals, Inc. *	30	326
AMAG Pharmaceuticals, Inc. *	39	786
Amicus Therapeutics, Inc. *	68	823
AnaptysBio, Inc. *	7	738
Aptinyx, Inc. *	1	29
Arrowhead Pharmaceuticals, Inc. *	44	843
Audentes Therapeutics, Inc. *	17	689
Bellicum Pharmaceuticals, Inc. *	112	690
Bluebird Bio, Inc. *	5	672
Blueprint Medicines Corp. *	10	773
Cara Therapeutics, Inc. *	20	477
Catalyst Pharmaceuticals, Inc. *	143	540
Coherus Biosciences, Inc. *	44	724
Concert Pharmaceuticals, Inc. *	23	334
Dynavax Technologies Corp. *	40	490
Esperion Therapeutics, Inc. *	10	461
FibroGen, Inc. *	15	887
Forty Seven, Inc. *	17	248
Gritstone Oncology, Inc. *	10	142
Heron Therapeutics, Inc. *	30	940
Homology Medicines, Inc. *	26	604
Insmed, Inc. *	31	627
Jounce Therapeutics, Inc. *	28	181
Loxo Oncology, Inc. *	8	1,409
Mersana Therapeutics, Inc. *	23	233
Principia Biopharma, Inc. *	1	35
Ra Pharmaceuticals, Inc. *	37	664
Radius Health, Inc. *	3	61
Rhythm Pharmaceuticals, Inc. *	18	510
Sage Therapeutics, Inc. *	6	911
Sarepta Therapeutics, Inc. *	7	1,066
Selecta Biosciences, Inc. *	48	745
Spark Therapeutics, Inc. *	12	627
Sutro Biopharma, Inc. *	8	120
Synergy Pharmaceuticals, Inc. *	62	105
Syros Pharmaceuticals, Inc. *	62	742
TESARO, Inc. *	4	160
Xencor, Inc. *	13	511
Y-mAbs Therapeutics, Inc. *	2	64

		22,093

Building Products — 0.6%
Insteel Industries, Inc.	3	93
Masonite International Corp. *	7	423
Universal Forest Products, Inc.	44	1,551

		2,067

Capital Markets — 1.8%
BGC Partners, Inc., Class A	99	1,168
Blucora, Inc. *	65	2,612
BrightSphere Investment Group plc	51	633
Houlihan Lokey, Inc.	10	437
INTL. FCStone, Inc. *	2	91
Investment Technology Group, Inc.	44	942
Pzena Investment Management, Inc., Class A	8	75
Stifel Financial Corp.	2	108

		6,066

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Chemicals — 1.6%
Chemours Co. (The)	11	434
FutureFuel Corp.	22	399
OMNOVA Solutions, Inc. *	17	168
Rayonier Advanced Materials, Inc.	20	365
Trinseo SA	51	3,962

		5,328

Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	17	535
ACCO Brands Corp.	186	2,106
Essendant, Inc.	62	790
Herman Miller, Inc.	3	122
Kimball International, Inc., Class B	14	240
Knoll, Inc.	6	141
LSC Communications, Inc.	62	686
Quad/Graphics, Inc.	135	2,810
Steelcase, Inc., Class A	36	660
VSE Corp.	2	57

		8,147

Communications Equipment — 0.6%
Ciena Corp. *	47	1,456
Plantronics, Inc.	11	633

		2,089

Construction & Engineering — 2.4%
Comfort Systems USA, Inc.	2	107
EMCOR Group, Inc.	28	2,088
HC2 Holdings, Inc. *	175	1,070
KBR, Inc.	132	2,787
MasTec, Inc. *	38	1,701
Sterling Construction Co., Inc. *	20	291
Tutor Perini Corp. *	15	290

		8,334

Consumer Finance — 1.9%
Enova International, Inc. *	14	400
FirstCash, Inc.	35	2,838
Green Dot Corp., Class A *	36	3,153

		6,391

Containers & Packaging — 0.2%
Berry Global Group, Inc. *	4	171
Graphic Packaging Holding Co.	26	369

		540

Distributors — 0.1%
Funko, Inc., Class A *	22	512

Diversified Consumer Services — 0.8%
Grand Canyon Education, Inc. *	9	1,049
K12, Inc. *	25	445
Strategic Education, Inc.	2	242
Weight Watchers International, Inc. *	12	835

		2,571

Diversified Financial Services — 0.0% (a)
Marlin Business Services Corp.	3	98

Diversified Telecommunication Services — 0.2%
Ooma, Inc. *	37	606

Electric Utilities — 1.2%
IDACORP, Inc.	7	667
MGE Energy, Inc.	4	266
PNM Resources, Inc.	10	375
Portland General Electric Co.	42	1,936
Spark Energy, Inc., Class A	85	702

		3,946

Electrical Equipment — 0.5%
Atkore International Group, Inc. *	25	655
Bloom Energy Corp., Class A *	2	72
EnerSys	7	601
Regal Beloit Corp.	4	341

		1,669

Electronic Equipment, Instruments & Components — 4.1%
Benchmark Electronics, Inc.	28	663
Fabrinet (Thailand) *	34	1,587
Insight Enterprises, Inc. *	45	2,452
KEMET Corp. *	110	2,039
Kimball Electronics, Inc. *	30	599
Littelfuse, Inc.	3	590
Methode Electronics, Inc.	26	958
Sanmina Corp. *	69	1,910
Tech Data Corp. *	40	2,878
Vishay Precision Group, Inc. *	11	415

		14,091

Energy Equipment & Services — 1.2%
Exterran Corp. *	30	807
FTS International, Inc. *	23	272
Mammoth Energy Services, Inc.	3	93
Matrix Service Co. *	30	749
McDermott International, Inc. *	32	585
Oil States International, Inc. *	34	1,112
RigNet, Inc. *	25	511

		4,129

Equity Real Estate Investment Trusts (REITs) — 6.1%
American Assets Trust, Inc.	14	526
Americold Realty Trust	72	1,791
Armada Hoffler Properties, Inc.	95	1,431
Ashford Hospitality Trust, Inc.	176	1,125
Braemar Hotels & Resorts, Inc.	31	370
Chatham Lodging Trust	11	225
Chesapeake Lodging Trust	12	400
CoreCivic, Inc.	17	411
CorEnergy Infrastructure Trust, Inc.	1	41
CoreSite Realty Corp.	7	752
Cousins Properties, Inc.	34	301
CyrusOne, Inc.	3	197
DiamondRock Hospitality Co.	42	485
First Industrial Realty Trust, Inc.	51	1,616
Franklin Street Properties Corp.	4	31
GEO Group, Inc. (The)	94	2,362
Getty Realty Corp.	31	877
Highwoods Properties, Inc.	9	406
Hudson Pacific Properties, Inc.	7	213
InfraREIT, Inc.	11	239
LaSalle Hotel Properties	10	346
New Senior Investment Group, Inc.	9	50
NexPoint Residential Trust, Inc.	26	860
Preferred Apartment Communities, Inc., Class A	26	454
PS Business Parks, Inc.	2	254
Ramco-Gershenson Properties Trust	28	376
Retail Opportunity Investments Corp.	33	608
Rexford Industrial Realty, Inc.	27	847
RLJ Lodging Trust	25	555
Sun Communities, Inc.	3	325
Sunstone Hotel Investors, Inc.	53	870
Tier REIT, Inc.	28	677
Xenia Hotels & Resorts, Inc.	37	875

		20,896

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc. *	39	1,052
Performance Food Group Co. *	35	1,159
SpartanNash Co.	37	744
US Foods Holding Corp. *	12	379

		3,334

Food Products — 0.6%
Dean Foods Co.	41	293
Limoneira Co.	28	741
Pilgrim’s Pride Corp. *	33	600
Sanderson Farms, Inc.	4	414
TreeHouse Foods, Inc. *	3	139

		2,187

Gas Utilities — 0.6%
New Jersey Resources Corp.	16	735
Southwest Gas Holdings, Inc.	15	1,185

		1,920

Health Care Equipment & Supplies — 3.6%
CONMED Corp.	4	301
Globus Medical, Inc., Class A *	7	369
Haemonetics Corp. *	39	4,503
Inogen, Inc. *	7	1,746
Integer Holdings Corp. *	48	3,990
Lantheus Holdings, Inc. *	58	867
Masimo Corp. *	4	461

		12,237

Health Care Providers & Services — 4.4%
Addus HomeCare Corp. *	27	1,859
American Renal Associates Holdings, Inc. *	16	340
Cross Country Healthcare, Inc. *	58	507
Diplomat Pharmacy, Inc. *	9	175
Encompass Health Corp.	26	1,995
Envision Healthcare Corp. *	3	126
HealthEquity, Inc. *	5	510
Molina Healthcare, Inc. *	24	3,602
Owens & Minor, Inc.	29	483
RadNet, Inc. *	36	542
Tenet Healthcare Corp. *	108	3,079
Triple-S Management Corp., Class B (Puerto Rico) *	20	383
WellCare Health Plans, Inc. *	4	1,398

		14,999

Hotels, Restaurants & Leisure — 0.8%
Dine Brands Global, Inc.	9	699
Pinnacle Entertainment, Inc. *	33	1,125
Ruth’s Hospitality Group, Inc.	24	764

		2,588

Household Durables — 1.8%
Beazer Homes USA, Inc. *	36	379
Hamilton Beach Brands Holding Co., Class A	4	89
Helen of Troy Ltd. *	17	2,184
Hooker Furniture Corp.	11	358
KB Home	39	933
Lifetime Brands, Inc.	18	193
Taylor Morrison Home Corp., Class A *	101	1,827
Turtle Beach Corp. *	15	289

		6,252

Household Products — 0.3%
Central Garden & Pet Co., Class A *	29	961

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp. *	55	122
Clearway Energy, Inc., Class A	5	101
Clearway Energy, Inc., Class C	81	1,563
Vistra Energy Corp. *	11	279

		2,065

Insurance — 2.4%
American Equity Investment Life Holding Co.	48	1,709
CNO Financial Group, Inc.	63	1,333
FedNat Holding Co.	13	326
First American Financial Corp.	14	696
HCI Group, Inc.	7	314
Heritage Insurance Holdings, Inc.	4	65
Kinsale Capital Group, Inc.	9	543
National General Holdings Corp.	6	173
Selective Insurance Group, Inc.	4	281
Stewart Information Services Corp.	19	855
United Fire Group, Inc.	5	248
Universal Insurance Holdings, Inc.	34	1,630

		8,173

Interactive Media & Services — 0.1%
QuinStreet, Inc. *	29	395

Internet & Direct Marketing Retail — 0.9%
Etsy, Inc. *	11	555
Groupon, Inc. *	96	360
Liberty Expedia Holdings, Inc., Class A *	31	1,435
Liberty TripAdvisor Holdings, Inc., Class A *	37	544
Shutterfly, Inc. *	5	329

		3,223

IT Services — 2.6%
CACI International, Inc., Class A *	7	1,234
Limelight Networks, Inc. *	286	1,434
Perspecta, Inc.	18	463
ServiceSource International, Inc. *	15	44
Travelport Worldwide Ltd.	169	2,853
Unisys Corp. *	94	1,926
Virtusa Corp. *	15	811

		8,765

Life Sciences Tools & Services — 0.2%
Cambrex Corp. *	12	834

Machinery — 3.4%
Barnes Group, Inc.	7	473
Columbus McKinnon Corp.	23	910
Federal Signal Corp.	19	505
Global Brass & Copper Holdings, Inc.	60	2,215
Greenbrier Cos., Inc. (The)	6	375
Hurco Cos., Inc.	2	91
Hyster-Yale Materials Handling, Inc.	5	289
Kadant, Inc.	9	957
Meritor, Inc. *	112	2,177
Milacron Holdings Corp. *	42	859
Park-Ohio Holdings Corp.	5	174
SPX FLOW, Inc. *	6	286
Standex International Corp.	1	150
TriMas Corp. *	11	346
Wabash National Corp.	99	1,804

		11,611

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Marine — 0.1%
Costamare, Inc. (Monaco)	75	486

Media — 0.9%
Gannett Co., Inc.	122	1,218
Gray Television, Inc. *	45	791
MDC Partners, Inc., Class A *	36	151
Nexstar Media Group, Inc., Class A	3	246
Sinclair Broadcast Group, Inc., Class A	28	799

		3,205

Metals & Mining — 0.9%
AK Steel Holding Corp. *	47	228
Cleveland-Cliffs, Inc. *	63	798
Commercial Metals Co.	22	457
Ramaco Resources, Inc. *	24	181
Ryerson Holding Corp. *	17	187
Warrior Met Coal, Inc.	35	941
Worthington Industries, Inc.	5	219

		3,011

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Invesco Mortgage Capital, Inc.	6	95
Redwood Trust, Inc.	72	1,165

		1,260

Oil, Gas & Consumable Fuels — 3.8%
Abraxas Petroleum Corp. *	247	575
Arch Coal, Inc., Class A	9	778
Delek US Holdings, Inc.	72	3,057
Denbury Resources, Inc. *	337	2,089
EP Energy Corp., Class A *	42	98
NACCO Industries, Inc., Class A	2	63
Peabody Energy Corp.	53	1,896
Renewable Energy Group, Inc. *	60	1,725
REX American Resources Corp. *	1	46
SRC Energy, Inc. *	46	408
W&T Offshore, Inc. *	246	2,370

		13,105

Paper & Forest Products — 1.8%
Boise Cascade Co.	16	581
Louisiana-Pacific Corp.	35	914
Schweitzer-Mauduit International, Inc.	37	1,408
Verso Corp., Class A *	93	3,125

		6,028

Personal Products — 0.1%
USANA Health Sciences, Inc. *	2	202

Pharmaceuticals — 2.7%
Aclaris Therapeutics, Inc. *	29	421
Arvinas, Inc. *	1	13
Assembly Biosciences, Inc. *	12	461
Dermira, Inc. *	54	584
Endo International plc *	101	1,703
Horizon Pharma plc *	74	1,455
Lannett Co., Inc. *	58	274
Mallinckrodt plc *	37	1,096
Medicines Co. (The) *	4	105
Menlo Therapeutics, Inc. *	66	647
Phibro Animal Health Corp., Class A	12	506
Revance Therapeutics, Inc. *	6	159
TherapeuticsMD, Inc. *	116	762
WaVe Life Sciences Ltd. *	18	880

		9,066

Professional Services — 2.9%
Acacia Research Corp. *	18	57
Barrett Business Services, Inc.	30	2,003
CRA International, Inc.	6	285
Heidrick & Struggles International, Inc.	14	481
ICF International, Inc.	11	792
Insperity, Inc.	25	3,006
Kelly Services, Inc., Class A	2	49
Kforce, Inc.	3	128
Korn/Ferry International	7	335
TriNet Group, Inc. *	19	1,093
TrueBlue, Inc. *	58	1,506

		9,735

Real Estate Management & Development — 0.3%
Cushman & Wakefield plc *	59	1,009

Road & Rail — 1.3%
ArcBest Corp.	62	3,028
Avis Budget Group, Inc. *	24	772
Covenant Transportation Group, Inc., Class A *	5	151
Schneider National, Inc., Class B	12	295
Universal Logistics Holdings, Inc.	3	116
YRC Worldwide, Inc. *	4	36

		4,398

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Energy Industries, Inc. *	15	797
Alpha & Omega Semiconductor Ltd. *	33	389
Cohu, Inc.	36	894
Cypress Semiconductor Corp.	75	1,091
Ichor Holdings Ltd. *	25	506
Rudolph Technologies, Inc. *	8	200
SMART Global Holdings, Inc. *	51	1,463
Ultra Clean Holdings, Inc. *	65	817

		6,157

Software — 4.1%
Altair Engineering, Inc., Class A *	12	530
Apptio, Inc., Class A *	21	780
Carbon Black, Inc. *	5	97
CommVault Systems, Inc. *	37	2,583
Cornerstone OnDemand, Inc. *	8	460
Coupa Software, Inc. *	8	617
Imperva, Inc. *	20	948
MicroStrategy, Inc., Class A *	3	443
New Relic, Inc. *	8	791
Pegasystems, Inc.	4	275
QAD, Inc., Class A	3	181
Qualys, Inc. *	5	424
RingCentral, Inc., Class A *	10	957
SailPoint Technologies Holding, Inc. *	28	966
SPS Commerce, Inc. *	32	3,166
SVMK, Inc. *	25	406
Synchronoss Technologies, Inc. *	2	16
TiVo Corp.	21	255

		13,895

Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A	25	526
America’s Car-Mart, Inc. *	2	149
Asbury Automotive Group, Inc. *	3	192
Caleres, Inc.	33	1,169
Conn’s, Inc. *	11	403
Express, Inc. *	22	244

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Group 1 Automotive, Inc.	8	532
Hudson Ltd., Class A *	1	32
Office Depot, Inc.	651	2,088
Party City Holdco, Inc. *	29	393
RH *	11	1,480
Signet Jewelers Ltd.	5	330
Tailored Brands, Inc.	81	2,035
Tilly’s, Inc., Class A	55	1,042
Zumiez, Inc. *	34	893

		11,508

Technology Hardware, Storage & Peripherals — 0.4%
Immersion Corp. *	119	1,254

Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp. *	10	1,210
Fossil Group, Inc. *	61	1,429
Perry Ellis International, Inc. *	11	298

		2,937

Thrifts & Mortgage Finance — 0.9%
BankFinancial Corp.	5	80
HomeStreet, Inc. *	11	292
Meta Financial Group, Inc.	9	727
MGIC Investment Corp. *	48	636
OceanFirst Financial Corp.	14	381
PennyMac Financial Services, Inc., Class A	10	218
Radian Group, Inc.	10	211
Walker & Dunlop, Inc.	10	553

		3,098

Tobacco — 0.2%
Turning Point Brands, Inc.	13	522

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	10	798
GMS, Inc. *	14	325
MRC Global, Inc. *	81	1,511
NOW, Inc. *	36	593
Titan Machinery, Inc. *	16	243
Veritiv Corp. *	4	131

		3,601

Water Utilities — 0.0%(a)
Consolidated Water Co. Ltd. (Cayman Islands)	3	40

TOTAL COMMON STOCKS (Cost $252,555)		328,082

	No. of Warrants (000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * ‡ (Cost $— )	2	—

	Shares (000)
SHORT-TERM INVESTMENTS — 3.1%
INVESTMENT COMPANIES — 3.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $10,610)	10,610	10,610

Total Investments — 99.6% (Cost $263,165)		338,692
Other Assets Less Liabilities — 0.4%		1,390

Net Assets — 100.0%		$340,082

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	120	12/2018	USD	10,207	(105)

					(105)

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$338,692	$—	$—	(b)	$338,692

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(105)	$—	$—		$(105)

(a)	All Portfolio holdings designated in level 1 and level 3 are disclosed individually in the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 94.3%
Auto Components — 0.9%
LCI Industries	804	66,597

Banks — 10.3%
Associated Banc-Corp.	2,669	69,391
BankUnited, Inc.	1,921	68,010
Cadence BanCorp	2,144	56,013
Commerce Bancshares, Inc.	792	52,310
First Financial Bancorp	1,902	56,488
First Hawaiian, Inc.	2,305	62,590
First Horizon National Corp.	4,425	76,374
First Interstate BancSystem, Inc., Class A	638	28,600
Great Western Bancorp, Inc.	1,492	62,963
IBERIABANK Corp.	861	70,013
Western Alliance Bancorp *	1,197	68,093
Wintrust Financial Corp.	838	71,176

		742,021

Building Products — 1.4%
JELD-WEN Holding, Inc. *	1,437	35,442
USG Corp. *	1,509	65,376

		100,818

Capital Markets — 3.8%
Eaton Vance Corp.	1,051	55,240
FactSet Research Systems, Inc.	223	49,989
Focus Financial Partners, Inc., Class A *	495	23,488
Lazard Ltd., Class A	1,183	56,955
Moelis & Co., Class A	770	42,207
Morningstar, Inc.	370	46,549

		274,428

Chemicals — 4.1%
GCP Applied Technologies, Inc. *	2,296	60,966
PQ Group Holdings, Inc. *	3,794	66,289
Quaker Chemical Corp.	445	90,043
Valvoline, Inc.	3,601	77,453

		294,751

Commercial Services & Supplies — 6.0%
Advanced Disposal Services, Inc. *	1,991	53,908
Brady Corp., Class A	2,360	103,270
BrightView Holdings, Inc. *	2,879	46,209
Herman Miller, Inc.	1,369	52,569
KAR Auction Services, Inc.	1,471	87,799
MSA Safety, Inc.	352	37,475
US Ecology, Inc.	711	52,407

		433,637

Construction & Engineering — 0.8%
Willscot Corp., Class A *	3,526	60,477

Containers & Packaging — 3.0%
AptarGroup, Inc.	1,647	177,448
Crown Holdings, Inc. *	789	37,874

		215,322

Distributors — 2.5%
Pool Corp.	1,080	180,304

Diversified Consumer Services — 0.7%
ServiceMaster Global Holdings, Inc. *	825	51,191

Electric Utilities — 1.3%
Portland General Electric Co.	2,028	92,474

Electrical Equipment — 0.9%
Generac Holdings, Inc. *	1,104	62,263

Energy Equipment & Services — 2.6%
Core Laboratories NV	825	95,567
Patterson-UTI Energy, Inc.	5,474	93,663

		189,230

Entertainment — 1.5%
Cinemark Holdings, Inc.	2,653	106,654

Equity Real Estate Investment Trusts (REITs) — 5.2%
CubeSmart	1,822	51,987
EastGroup Properties, Inc.	903	86,371
National Retail Properties, Inc.	2,464	110,423
Outfront Media, Inc.	2,859	57,042
RLJ Lodging Trust	3,191	70,288

		376,111

Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings, Inc. *	1,495	40,023
Performance Food Group Co. *	3,748	124,809

		164,832

Health Care Equipment & Supplies — 2.9%
ICU Medical, Inc. *	314	88,859
West Pharmaceutical Services, Inc.	962	118,801

		207,660

Health Care Providers & Services — 5.5%
Encompass Health Corp.	1,486	115,860
HealthEquity, Inc. *	778	73,426
Magellan Health, Inc. *	299	21,521
Molina Healthcare, Inc. *	481	71,599
Premier, Inc., Class A *	1,432	65,561
Tivity Health, Inc. *	1,382	44,438

		392,405

Health Care Technology — 0.8%
Medidata Solutions, Inc. *	804	58,964

Hotels, Restaurants & Leisure — 0.6%
Monarch Casino & Resort, Inc. *	611	27,752
Papa John’s International, Inc.	314	16,084

		43,836

Household Products — 0.3%
Spectrum Brands Holdings, Inc.	310	23,194

Insurance — 1.9%
Kinsale Capital Group, Inc.	649	41,455
ProAssurance Corp.	1,087	51,014
RLI Corp.	573	45,040

		137,509

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Internet & Direct Marketing Retail — 0.4%
GrubHub, Inc. *	205	28,349

IT Services — 0.8%
CoreLogic, Inc. *	1,188	58,711

Leisure Products — 2.9%
Acushnet Holdings Corp.	2,895	79,399
Brunswick Corp.	1,619	108,537
Malibu Boats, Inc., Class A *	408	22,305

		210,241

Life Sciences Tools & Services — 0.7%
Syneos Health, Inc. *	924	47,630

Machinery — 8.0%
Allison Transmission Holdings, Inc.	112	5,806
Altra Industrial Motion Corp.	1,387	57,281
Douglas Dynamics, Inc.	996	43,718
Evoqua Water Technologies Corp. *	2,532	45,016
Gates Industrial Corp. plc *	2,362	46,057
Lincoln Electric Holdings, Inc.	703	65,653
Proto Labs, Inc. *	281	45,466
RBC Bearings, Inc. *	743	111,694
Toro Co. (The)	2,524	151,361

		572,052

Media — 0.6%
EW Scripps Co. (The), Class A	2,639	43,539

Multi-Utilities — 1.1%
NorthWestern Corp.	1,393	81,713

Oil, Gas & Consumable Fuels — 0.9%
SRC Energy, Inc. *	7,236	64,332

Pharmaceuticals — 2.5%
Catalent, Inc. *	2,585	117,751
Prestige Consumer Healthcare, Inc. *	1,591	60,288

		178,039

Real Estate Management & Development — 1.8%
Cushman & Wakefield plc *	2,231	37,901
HFF, Inc., Class A	1,242	52,764
Realogy Holdings Corp.	1,855	38,292

		128,957

Road & Rail — 1.9%
Knight-Swift Transportation Holdings, Inc.	2,066	71,242
Landstar System, Inc.	556	67,862

		139,104

Semiconductors & Semiconductor Equipment — 1.3%
Cabot Microelectronics Corp.	870	89,722

Software — 10.2%
Aspen Technology, Inc. *	625	71,178
Blackbaud, Inc.	664	67,365
Cision Ltd. *	4,325	72,659
Cornerstone OnDemand, Inc. *	822	46,660
Guidewire Software, Inc. *	737	74,433
Instructure, Inc. *	1,003	35,521
Manhattan Associates, Inc. *	1,091	59,573
MicroStrategy, Inc., Class A *	242	33,989
Q2 Holdings, Inc. *	1,477	89,437
SailPoint Technologies Holding, Inc. *	1,333	45,340
Tableau Software, Inc., Class A *	596	66,572
Tyler Technologies, Inc. *	293	71,871

		734,598

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	661	65,183

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	919	71,914

TOTAL COMMON STOCKS (Cost $4,571,585)		6,788,762

EXCHANGE TRADED FUNDS — 1.1%
U.S. Equity — 1.1%
iShares Russell 2000 ETF (Cost $60,258)	475	80,062

SHORT-TERM INVESTMENTS — 4.9%
INVESTMENT COMPANIES — 4.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (a) (b) (Cost $354,621)	354,621	354,621

Total Investments — 100.3% (Cost $4,986,464)		7,223,445
Liabilities in Excess of Other Assets — (0.3%)		(20,325)

Net Assets — 100.0%		7,203,120

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

ETF	Exchange Traded Fund
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,223,445	$—	$—	$7,223,445

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 97.6%
Alternative Assets — 2.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	14,095,358	184,790,145

Fixed Income — 51.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	136,441,169	1,526,776,682
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	107,555,999	860,447,989
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,499,517	50,696,234
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	12,209,416	97,064,860
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	22,621,951	212,646,343
JPMorgan High Yield Fund Class R6 Shares (a)	59,917,075	435,597,137
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	27,699,890	279,768,889

Total Fixed Income		3,462,998,134

International Equity — 17.9%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	9,585,835	125,478,579
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	5,861,521	157,616,310
JPMorgan International Advantage Fund Class R6 Shares (a)	14,000,014	305,760,307
JPMorgan International Equity Fund Class R6 Shares (a)	17,462,862	301,758,252
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	16,726,729	308,440,879

Total International Equity		1,199,054,327

U.S. Equity — 25.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	8,920,065	221,485,215
JPMorgan Intrepid America Fund Class R6 Shares (a)	5,101,760	227,436,474
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	2,190,714	121,518,885
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	458,647	29,270,822
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,364,047	30,636,501
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,163,188	37,454,639
JPMorgan U.S. Equity Fund Class R6 Shares (a)	18,610,166	334,610,778
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	15,550,204	477,702,280
JPMorgan Value Advantage Fund Class R6 Shares (a)	6,059,379	226,257,197
Total U.S. Equity		1,706,372,791

TOTAL INVESTMENT COMPANIES (Cost $5,684,572,604)		6,553,215,397

EXCHANGE TRADED FUNDS — 1.7%
Fixed Income — 1.7%
iShares TIPS Bond ETF (Cost $113,601,486)	1,011,627	111,906,179

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $18,618,805)	18,670,000	18,596,330

	Shares
SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $16,573,736)	16,573,736	16,573,736

Total Investments — 99.8% (Cost $5,833,366,631)		6,700,291,642
Other Assets Less Liabilities — 0.2%		15,773,749

Net Assets — 100.0%		6,716,065,391

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	732	12/2018	AUD	68,179,517	(533,988)
S&P 500 E-Mini Index	730	12/2018	USD	106,525,250	259,678
U.S. Treasury 10 Year Note	1,387	12/2018	USD	164,771,266	(2,332,779)
U.S. Treasury Ultra Bond	518	12/2018	USD	79,901,500	(3,242,738)

					(5,849,827)

Short Contracts
Canada 10 Year Bond	(661)	12/2018	CAD	(67,898,796)	916,829
EURO STOXX 50 Index	(1,271)	12/2018	EUR	(49,951,965)	(839,764)
Euro-Bund	(174)	12/2018	EUR	(32,079,184)	346,725
Euro-Schatz	(773)	12/2018	EUR	(100,317,128)	152,295
MSCI Emerging Markets E-Mini Index	(189)	12/2018	USD	(9,918,720)	(262,796)

					313,289

					(5,536,538)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
TIPS	Treasury Inflation Protected Security
USD	United States Dollar
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,681,695,312	$18,596,330	$—	$6,700,291,642

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,675,527	$—	$—	$1,675,527

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(6,372,301)	$(839,764)	$—	$(7,212,065)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.6%
Alternative Assets — 3.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	20,518,724	269,000,476

Fixed Income — 41.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	141,564,839	1,584,110,554
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	109,645,310	877,162,483
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,996,563	38,973,194
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	13,424,442	106,724,311
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	15,905,988	149,516,284
JPMorgan High Yield Fund Class R6 Shares(a)	58,274,055	423,652,378
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	7,817,193	78,953,648

Total Fixed Income		3,259,092,852

International Equity — 22.4%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	13,655,917	178,755,948
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	8,917,645	239,795,472
JPMorgan International Advantage Fund Class R6 Shares (a)	20,643,201	450,847,510
JPMorgan International Equity Fund Class R6 Shares (a)	25,260,493	436,501,311
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	24,372,900	449,436,275

Total International Equity		1,755,336,516

U.S. Equity — 31.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	14,052,942	348,934,556
JPMorgan Intrepid America Fund Class R6 Shares (a)	7,814,636	348,376,467
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	3,299,218	183,007,607
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	818,242	52,220,227
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,983,381	44,546,739
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,543,091	49,687,543
JPMorgan U.S. Equity Fund Class R6 Shares (a)	26,227,321	471,567,231
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	18,898,526	580,562,709
JPMorgan Value Advantage Fund Class R6 Shares (a)	9,369,165	349,844,621

Total U.S. Equity		2,428,747,700

TOTAL INVESTMENT COMPANIES (Cost $6,744,117,008)		7,712,177,544

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $37,394,313)	37,493,000	37,345,056

	Shares
EXCHANGE TRADED FUNDS — 0.4%
Fixed Income — 0.4%
iShares TIPS Bond ETF (Cost$31,117,401)	273,955	30,304,902

SHORT-TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $52,894,601)	52,894,601	52,894,601

Total Investments — 100.1% (Cost $6,865,523,323)		7,832,722,103
Liabilities in Excess of Other Assets — (0.1%)		(10,736,040)

Net Assets — 100.0%		7,821,986,063

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	779	12/2018	AUD	72,557,164	(568,264)
S&P 500 E-Mini Index	1,726	12/2018	USD	251,866,550	613,979
U.S. Treasury 10 Year Note	2,237	12/2018	USD	265,748,609	(3,762,383)
U.S. Treasury Ultra Bond	564	12/2018	USD	86,997,000	(3,530,704)

					(7,247,372)

Short Contracts
Canada 10 Year Bond	(749)	12/2018	CAD	(76,938,273)	1,038,888
EURO STOXX 50 Index	(1,461)	12/2018	EUR	(57,419,213)	(965,298)
Euro-Bund	(193)	12/2018	EUR	(35,582,084)	384,586
Euro-Schatz	(589)	12/2018	EUR	(76,438,277)	116,044
MSCI Emerging Markets E-Mini Index	(109)	12/2018	USD	(5,720,320)	(151,476)

					422,744

					(6,824,628)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
TIPS	Treasury Inflation Protected Security
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,795,377,047	$37,345,056	$—	$7,832,722,103

Appreciation in Other Financial Instruments
Futures contracts (a)	$2,153,497	$—	$—	$2,153,497

Depreciation in Other Financial Instruments
Futures contracts (a)	$(8,012,827)	$(965,298)	$—	$(8,978,125)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 99.1%
Alternative Assets — 4.0%
JPMorgan Realty Income Fund Class R6 Shares (a)	26,017,111	341,084,319

Fixed Income — 31.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	121,056,458	1,354,621,765
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	96,347,001	770,776,011
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,213,061	110,861,876
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	12,073,737	95,986,212
JPMorgan High Yield Fund Class R6 Shares (a)	55,916,949	406,516,220

Total Fixed Income		2,738,762,084

International Equity — 26.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	18,144,659	237,513,581
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	11,246,227	302,411,046
JPMorgan International Advantage Fund Class R6 Shares (a)	26,005,117	567,951,759
JPMorgan International Equity Fund Class R6 Shares (a)	33,073,245	571,505,672
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	31,307,283	577,306,304

Total International Equity		2,256,688,362

U.S. Equity — 37.0%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	19,208,545	476,948,173
JPMorgan Intrepid America Fund Class R6 Shares (a)	10,149,839	452,479,839
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	4,541,163	251,898,302
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	982,822	62,723,704
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,444,578	54,905,230
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,854,063	59,700,829
JPMorgan U.S. Equity Fund Class R6 Shares (a)	34,710,130	624,088,143
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	25,128,851	771,958,295
JPMorgan Value Advantage Fund Class R6 Shares (a)	11,417,145	426,316,179

Total U.S. Equity		3,181,018,694

TOTAL INVESTMENT COMPANIES (Cost $7,091,787,398)		8,517,553,459

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $41,105,841)	41,213,000	41,050,377

	Shares
SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $55,185,151)	55,185,151	55,185,151

Total Investments — 100.2% (Cost $7,188,078,390)		8,613,788,987
Liabilities in Excess of Other Assets — (0.2%)		(21,275,582)

Net Assets — 100.0%		8,592,513,405

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	852	12/2018	AUD	79,356,487	(621,517)
S&P 500 E-Mini Index	1,663	12/2018	USD	242,673,275	591,569
U.S. Treasury 10 Year Note	2,164	12/2018	USD	257,076,438	(3,639,606)
U.S. Treasury Ultra Bond	460	12/2018	USD	70,955,000	(2,617,597)

					(6,287,151)

Short Contracts
Canada 10 Year Bond	(817)	12/2018	CAD	(83,923,323)	1,133,206
EURO STOXX 50 Index	(1,598)	12/2018	EUR	(62,803,493)	(1,055,815)
Euro-Bund	(209)	12/2018	EUR	(38,531,894)	416,469
Euro-Schatz	(613)	12/2018	EUR	(79,552,910)	120,772
MSCI Emerging Markets E-Mini Index	(24)	12/2018	USD	(1,259,520)	(33,360)

					581,272

					(5,705,879)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,572,738,610	$41,050,377	$—	$8,613,788,987

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,262,016	$—	$—	$2,262,016

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(6,912,080)	$(1,055,815)	$—	$(7,967,895)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.3%
Alternative Assets — 4.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	22,504,211	295,030,211

Fixed Income — 23.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	62,107,844	694,986,771
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	54,261,808	434,094,466
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,805,804	68,685,270
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	6,821,026	54,227,158
JPMorgan High Yield Fund Class R6 Shares (a)	44,001,241	319,889,020

Total Fixed Income		1,571,882,685

International Equity — 29.5%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	15,219,308	199,220,735
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	9,726,521	261,546,142
JPMorgan International Advantage Fund Class R6 Shares (a)	23,565,275	514,665,607
JPMorgan International Equity Fund Class R6 Shares (a)	28,470,362	491,967,858
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	26,612,184	490,728,668

Total International Equity		1,958,129,010

U.S. Equity — 40.8%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	16,584,060	411,782,207
JPMorgan Intrepid America Fund Class R6 Shares (a)	8,653,701	385,781,973
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	3,797,004	210,619,830
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	841,923	53,731,501
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,148,152	48,247,484
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,587,896	51,130,242
JPMorgan U.S. Equity Fund Class R6 Shares (a)	29,794,746	535,709,535
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	20,991,821	644,868,743
JPMorgan Value Advantage Fund Class R6 Shares (a)	9,855,109	367,989,784

Total U.S. Equity		2,709,861,299

TOTAL INVESTMENT COMPANIES (Cost $5,491,106,468)		6,534,903,205

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $59,040,266)	59,197,000	58,963,414

	Shares
SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $67,468,214)	67,468,214	67,468,214

Total Investments — 100.2% (Cost $5,617,614,948)		6,661,334,833
Liabilities in Excess of Other Assets — (0.2%)		(11,019,847)

Net Assets — 100.0%		6,650,314,986

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,277	12/2018	AUD	118,941,589	(931,555)
S&P 500 E-Mini Index	2,547	12/2018	USD	371,670,975	906,027
U.S. Treasury 10 Year Note	3,498	12/2018	USD	415,551,469	(5,883,244)
U.S. Treasury Ultra Bond	638	12/2018	USD	98,411,500	(3,794,296)

					(9,703,068)

Short Contracts
Canada 10 Year Bond	(1,261)	12/2018	CAD	(129,531,591)	1,749,049
EURO STOXX 50 Index	(2,469)	12/2018	EUR	(97,034,934)	(1,631,285)
Euro-Bund	(319)	12/2018	EUR	(58,811,838)	635,663
Euro-Schatz	(666)	12/2018	EUR	(86,431,057)	131,214
MSCI Emerging Markets E-Mini Index	(452)	12/2018	USD	(23,720,960)	(628,206)

					256,435

					(9,446,633)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,602,371,419	$58,963,414	$—	$6,661,334,833

Appreciation in Other Financial Instruments
Futures contracts (a)	$3,421,953	$—	$—	$3,421,953

Depreciation in Other Financial Instruments
Futures contracts (a)	$(11,237,301)	$(1,631,285)	$—	$(12,868,586)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.7%
Alternative Assets — 4.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	24,333,135	319,007,397

Fixed Income — 16.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	37,474,836	419,343,420
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	35,500,965	284,007,720
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,927,326	54,033,139
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	6,244,592	49,644,509
JPMorgan High Yield Fund Class R6 Shares (a)	41,154,378	299,192,327

Total Fixed Income		1,106,221,115

International Equity — 32.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	16,774,946	219,584,040
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	10,355,045	278,447,155
JPMorgan International Advantage Fund Class R6 Shares (a)	24,587,769	536,996,876
JPMorgan International Equity Fund Class R6 Shares (a)	32,326,430	558,600,705
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	28,778,068	530,667,573

Total International Equity		2,124,296,349

U.S. Equity — 44.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	18,396,501	456,785,118
JPMorgan Intrepid America Fund Class R6 Shares (a)	9,536,825	425,151,677
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	3,888,244	215,680,903
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	980,279	62,561,395
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,403,060	53,972,734
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,881,683	60,590,204
JPMorgan U.S. Equity Fund Class R6 Shares (a)	32,214,139	579,210,212
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	23,398,423	718,799,556
JPMorgan Value Advantage Fund Class R6 Shares (a)	10,453,699	390,341,137

Total U.S. Equity		2,963,092,936

TOTAL INVESTMENT COMPANIES (Cost $5,221,621,758)		6,512,617,797

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $58,951,173)	59,107,000	58,873,769

	Shares
SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $36,848,106)	36,848,106	36,848,106

Total Investments — 100.2% (Cost $5,317,421,037)		6,608,339,672
Liabilities in Excess of Other Assets — (0.2%)		(15,503,857)

Net Assets — 100.0%		6,592,835,815

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,294	12/2018	AUD	120,524,993	(943,972)
S&P 500 E-Mini Index	2,373	12/2018	USD	346,280,025	844,133
U.S. Treasury 10 Year Note	3,554	12/2018	USD	422,204,094	(5,977,430)
U.S. Treasury Ultra Bond	609	12/2018	USD	93,938,250	(3,755,628)

					(9,832,897)

Short Contracts
Canada 10 Year Bond	(1,251)	12/2018	CAD	(128,504,378)	1,735,179
EURO STOXX 50 Index	(2,450)	12/2018	EUR	(96,288,209)	(1,618,733)
Euro-Bund	(316)	12/2018	EUR	(58,258,748)	629,685
Euro-Schatz	(775)	12/2018	EUR	(100,576,681)	152,689
MSCI Emerging Markets E-Mini Index	(340)	12/2018	USD	(17,843,200)	(472,654)

					426,166

					(9,406,731)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,549,465,903	$58,873,769	$—	$6,608,339,672

Appreciation in Other Financial Instruments
Futures Contracts	$3,361,686	$—	$—	$3,361,686

Depreciation in Other Financial Instruments
Futures Contracts	$(11,149,684)	$(1,618,733)	$—	$(12,768,417)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.1%
Alternative Assets — 5.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	17,716,997	232,269,828

Fixed Income — 14.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	18,473,377	206,717,084
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	19,076,537	152,612,296
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,654,874	36,308,014
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	3,747,503	29,792,645
JPMorgan High Yield Fund Class R6 Shares (a)	28,317,731	205,869,902

Total Fixed Income		631,299,941

International Equity — 33.0%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	11,886,830	155,598,598
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	7,302,638	196,367,947
JPMorgan International Advantage Fund Class R6 Shares (a)	17,345,962	378,835,814
JPMorgan International Equity Fund Class R6 Shares (a)	22,039,265	380,838,496
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	20,759,575	382,806,564

Total International Equity		1,494,447,419

U.S. Equity — 46.0%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	12,675,230	314,725,964
JPMorgan Intrepid America Fund Class R6 Shares (a)	6,887,736	307,055,272
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	2,814,183	156,102,752
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	687,914	43,902,642
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,818,727	40,848,601
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,297,305	41,773,224
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,916,232	394,053,857
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	16,457,837	505,584,755
JPMorgan Value Advantage Fund Class R6 Shares (a)	7,519,934	280,794,344

Total U.S. Equity		2,084,841,411

TOTAL INVESTMENT COMPANIES (Cost $3,703,889,826)		4,442,858,599

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $39,563,050)	39,668,000	39,511,474

	Shares
SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $50,373,010)	50,373,010	50,373,010

Total Investments — 100.1% (Cost $3,793,825,886)		4,532,743,083
Liabilities in Excess of Other Assets — (0.1%)		(2,999,071)

Net Assets — 100.0%		4,529,744,012

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	850	12/2018	AUD	79,170,204	(620,058)
S&P 500 E-Mini Index	1,746	12/2018	USD	254,785,050	621,093
U.S. Treasury 10 Year Note	2,423	12/2018	USD	287,844,828	(4,075,215)
U.S. Treasury Ultra Bond	415	12/2018	USD	64,013,750	(2,540,960)

					(6,615,140)

Short Contracts
Canada 10 Year Bond	(851)	12/2018	CAD	(87,415,848)	1,180,366
EURO STOXX 50 Index	(1,671)	12/2018	EUR	(65,672,489)	(1,104,047)
Euro-Bund	(213)	12/2018	EUR	(39,269,346)	424,440
Euro-Schatz	(478)	12/2018	EUR	(62,033,101)	94,175
MSCI Emerging Markets E-Mini Index	(199)	12/2018	USD	(10,443,520)	(276,577)

					318,357

					(6,296,783)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,493,231,609	$39,511,474	$—	$4,532,743,083

Appreciation in Other Financial Instruments
Futures contracts (a)	$2,320,074	$—	$—	$2,320,074

Depreciation in Other Financial Instruments
Futures contracts (a)	$(7,512,810)	$(1,104,047)	$—	$(8,616,857)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 97.4%
Alternative Assets — 5.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	15,407,260	201,989,182

Fixed Income — 13.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	16,305,556	182,459,173
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	16,327,874	130,622,992
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,014,168	31,310,514
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	3,270,303	25,998,907
JPMorgan High Yield Fund Class R6 Shares (a)	24,577,909	178,681,398

Total Fixed Income		549,072,984

International Equity — 32.8%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	10,142,085	132,759,887
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	6,262,110	168,388,127
JPMorgan International Advantage Fund Class R6 Shares (a)	15,334,480	334,905,050
JPMorgan International Equity Fund Class R6 Shares (a)	19,197,844	331,738,752
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	18,025,435	332,389,028

Total International Equity		1,300,180,844

U.S. Equity — 45.6%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	11,144,314	276,713,328
JPMorgan Intrepid America Fund Class R6 Shares (a)	5,988,349	266,960,620
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	2,358,021	130,799,414
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	540,542	34,497,416
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,789,001	40,180,962
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,169,486	37,657,463
JPMorgan U.S. Equity Fund Class R6 Shares (a)	19,204,104	345,289,799
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	13,944,920	428,387,955
JPMorgan Value Advantage Fund Class R6 Shares (a)	6,586,219	245,929,399

Total U.S. Equity		1,806,416,356

TOTAL INVESTMENT COMPANIES (Cost $3,222,924,001)		3,857,659,366

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $34,908,596)	35,002,000	34,863,885

	Shares
SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $73,920,257)	73,920,257	73,920,257

Total Investments — 100.2% (Cost $3,331,752,854)		3,966,443,508
Liabilities in Excess of Other Assets — (0.2%)		(8,887,871)

Net Assets — 100.0%		3,957,555,637

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	788	12/2018	AUD	73,395,436	(574,842)
S&P 500 E-Mini Index	1,596	12/2018	USD	232,896,300	567,735
U.S. Treasury 10 Year Note	2,034	12/2018	USD	241,632,844	(3,420,960)
U.S. Treasury Ultra Bond	382	12/2018	USD	58,923,500	(2,296,865)

					(5,724,932)

Short Contracts
Canada 10 Year Bond	(737)	12/2018	CAD	(75,705,617)	1,022,244
EURO STOXX 50 Index	(1,453)	12/2018	EUR	(57,104,803)	(960,005)
Euro-Bund	(182)	12/2018	EUR	(33,554,089)	362,667
Euro-Schatz	(446)	12/2018	EUR	(57,880,258)	87,870
MSCI Emerging Markets E-Mini Index	(65)	12/2018	USD	(3,411,200)	(90,380)

					422,396

					(5,302,536)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,931,579,623	$34,863,885	$—	$3,966,443,508

Appreciation in Other Financial Instruments
Futures contracts (a)	$2,040,516	$—	$—	$2,040,516

Depreciation in Other Financial Instruments
Futures contracts (a)	$(6,383,047)	$(960,005)	$—	$(7,343,052)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 97.3%
Alternative Assets — 5.0%
JPMorgan Realty Income Fund Class R6 Shares (a)	6,105,356	80,041,217

Fixed Income — 13.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	6,514,822	72,900,858
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,593,026	52,744,205
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,712,762	13,359,544
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,163,858	9,252,670
JPMorgan High Yield Fund Class R6 Shares (a)	9,725,657	70,705,523

Total Fixed Income		218,962,800

International Equity — 33.6%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	3,977,859	52,070,180
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,591,871	69,695,421
JPMorgan International Advantage Fund Class R6 Shares (a)	6,415,336	140,110,931
JPMorgan International Equity Fund Class R6 Shares (a)	7,976,951	137,841,716
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	7,527,997	138,816,259

Total International Equity		538,534,507

U.S. Equity — 45.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	4,322,509	107,327,909
JPMorgan Intrepid America Fund Class R6 Shares (a)	2,348,805	104,709,732
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	930,965	51,640,612
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	244,921	15,630,874
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	636,557	14,297,079
JPMorgan Small Cap Value Fund Class R6 Shares (a)	456,995	14,715,235
JPMorgan U.S. Equity Fund Class R6 Shares (a)	7,800,859	140,259,445
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,681,211	174,526,812
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,708,008	101,117,005

Total U.S. Equity		724,224,703

TOTAL INVESTMENT COMPANIES (Cost $1,380,658,845)		1,561,763,227

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $13,274,138)	13,310,000	13,257,480

	Shares
SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $30,238,125)	30,238,125	30,238,125

Total Investments — 100.0% (Cost $1,424,171,108)		1,605,258,832
Liabilities in Excess of Other Assets — 0.0% (d)		(288,883)

Net Assets — 100.0%		1,604,969,949

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	294	12/2018	AUD	27,383,576	(214,471)
S&P 500 E-Mini Index	645	12/2018	USD	94,121,625	229,441
U.S. Treasury 10 Year Note	832	12/2018	USD	98,839,000	(1,399,331)
U.S. Treasury Ultra Bond	178	12/2018	USD	27,456,500	(940,066)

					(2,324,427)

Short Contracts
Canada 10 Year Bond	(287)	12/2018	CAD	(29,481,020)	398,079
EURO STOXX 50 Index	(578)	12/2018	EUR	(22,716,157)	(381,894)
Euro-Bund	(80)	12/2018	EUR	(14,749,050)	159,414
Euro-Schatz	(141)	12/2018	EUR	(18,298,467)	27,779
MSCI Emerging Markets E-Mini Index	(34)	12/2018	USD	(1,784,320)	(47,321)

					156,057

					(2,168,370)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,592,001,352	$13,257,480	$—	$1,605,258,832

Appreciation in Other Financial Instruments
Futures Contracts (a)	$814,713	$—	$—	$814,713

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,601,189)	$(381,894)	$—	$(2,983,083)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.8%
Alternative Assets — 5.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	390,020	5,113,167

Fixed Income — 13.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	399,715	4,472,812
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	402,284	3,218,270
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	78,491	612,233
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	83,785	666,089
JPMorgan High Yield Fund Class R6 Shares (a)	589,048	4,282,376

Total Fixed Income		13,251,780

International Equity — 32.5%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	236,511	3,095,928
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	132,654	3,567,073
JPMorgan International Advantage Fund Class R6 Shares (a)	387,922	8,472,219
JPMorgan International Equity Fund Class R6 Shares (a)	488,916	8,448,465
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	453,300	8,358,859

Total International Equity		31,942,544

U.S. Equity — 44.6%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	256,986	6,380,953
JPMorgan Intrepid America Fund Class R6 Shares (a)	142,985	6,374,279
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	60,870	3,376,484
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	13,600	867,943
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	38,701	869,230
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27,195	875,692
JPMorgan U.S. Equity Fund Class R6 Shares (a)	464,248	8,347,180
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	341,869	10,502,217
JPMorgan Value Advantage Fund Class R6 Shares (a)	166,580	6,220,079

Total U.S. Equity		43,814,057

TOTAL INVESTMENT COMPANIES (Cost $91,126,238)		94,121,548

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $668,959)	671,000	668,352

	Shares
SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 3.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $3,752,367)	3,752,367	3,752,367

Total Investments — 100.3% (Cost $95,547,564)		98,542,267
Liabilities in Excess of Other Assets — (0.3%)		(317,707)

Net Assets — 100.0%		98,224,560

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	20	12/2018	AUD	1,862,828	(13,663)
MSCI Emerging Markets E-Mini Index	6	12/2018	USD	314,880	8,522
S&P 500 E-Mini Index	43	12/2018	USD	6,274,775	15,113
U.S. Treasury 10 Year Note	42	12/2018	USD	4,989,469	(70,639)
U.S. Treasury Ultra Bond	12	12/2018	USD	1,851,000	(63,066)

					(123,733)

Short Contracts
Canada 10 Year Bond	(17)	12/2018	CAD	(1,746,263)	23,580
EURO STOXX 50 Index	(32)	12/2018	EUR	(1,257,642)	(21,138)
Euro-Bund	(4)	12/2018	EUR	(737,452)	7,971
Euro-Schatz	(10)	12/2018	EUR	(1,297,764)	1,970

					12,383

					(111,350)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(c)	The rate shown was the current yield as of June 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$97,873,915	$668,352	$—	$98,542,267

Appreciation in Other Financial Instruments
Futures contracts (a)	$57,156	$—	$—	$57,156

Depreciation in Other Financial Instruments
Futures contracts (a)	$(147,368)	$(21,138)	$—	$(168,506)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 94.3%
Alternative Assets — 2.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	6,494,311	85,140,424

Fixed Income — 57.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	82,971,562	928,451,780
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	64,663,080	517,304,643
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,263,785	25,457,522
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	8,977,904	71,374,335
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	17,022,769	160,014,026
JPMorgan High Yield Fund Class R6 Shares (a)	37,699,815	274,077,652
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	25,354,146	256,076,878

Total Fixed Income		2,232,756,836

International Equity — 14.3%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	4,402,844	57,633,223
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,850,221	76,642,439
JPMorgan International Advantage Fund Class R6 Shares (a)	6,355,569	138,805,634
JPMorgan International Equity Fund Class R6 Shares (a)	8,125,311	140,405,379
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	7,511,865	138,518,783

Total International Equity		552,005,458

U.S. Equity — 20.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	4,168,384	103,500,972
JPMorgan Intrepid America Fund Class R6 Shares (a)	1,981,010	88,313,417
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	1,044,089	57,915,644
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	227,825	14,539,808
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	550,825	12,371,539
JPMorgan Small Cap Value Fund Class R6 Shares (a)	395,227	12,726,297
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,849,357	159,111,434
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,586,023	233,042,623
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,624,824	98,010,938

Total U.S. Equity		779,532,672

TOTAL INVESTMENT COMPANIES (Cost $3,196,875,771)		3,649,435,390

EXCHANGE TRADED FUNDS — 2.6%
Fixed Income — 2.6%
iShares TIPS Bond ETF (Cost $99,943,684)	896,327	99,151,693

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $16,731,071)	16,775,000	16,708,807

	Shares
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $90,252,194)	90,252,194	90,252,194

Total Investments — 99.6% (Cost $3,403,802,720)		3,855,548,084
Other Assets Less Liabilities — 0.4%		14,789,637

Net Assets — 100.0%		3,870,337,721

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	449	12/2018	AUD	41,820,496	(327,536)
S&P 500 E-Mini Index	402	12/2018	USD	58,661,850	143,001
U.S. Treasury 10 Year Note	714	12/2018	USD	84,820,969	(1,200,868)
U.S. Treasury Ultra Bond	257	12/2018	USD	39,642,250	(1,608,849)

					(2,994,252)

Short Contracts
Canada 10 Year Bond	(384)	12/2018	CAD	(39,444,989)	532,621
EURO STOXX 50 Index	(738)	12/2018	EUR	(29,004,367)	(487,605)
Euro-Bund	(103)	12/2018	EUR	(18,989,402)	205,246
Euro-Schatz	(451)	12/2018	EUR	(58,529,139)	88,855
MSCI Emerging Markets E-Mini Index	(267)	12/2018	USD	(14,012,160)	(371,213)

					(32,096)

					(3,026,348)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
TIPS	Treasury Inflation Protected Security
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,838,839,277	$16,708,807	$—	$3,855,548,084

Appreciation in Other Financial Instruments
Futures Contracts (a)	$969,723	$—	$—	$969,723

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,508,466)	$(487,605)	$—	$(3,996,071)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 68.2%
Alternative Assets — 1.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	730,205	9,572,986

Fixed Income — 46.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	15,311,249	171,332,876
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,510,285	92,082,282
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	759,272	5,922,324
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,330,623	10,578,455
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,524,532	23,730,597
JPMorgan High Yield Fund Class R6 Shares (a)	6,571,629	47,775,746

Total Fixed Income		351,422,280

U.S. Equity — 20.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,464,097	154,914,423

TOTAL INVESTMENT COMPANIES (Cost $512,949,590)		515,909,689

EXCHANGE TRADED FUNDS — 29.9%
Alternative Assets — 1.4%
Schwab U.S. REIT ETF	259,059	10,810,532

Fixed Income — 6.1%
iShares Core U.S. Aggregate Bond ETF	32,649	3,445,122
iShares TIPS Bond ETF	384,411	42,523,545

Total Fixed Income		45,968,667

International Equity — 17.8%
iShares Core MSCI EAFE ETF	1,608,435	103,068,515
iShares Core MSCI Emerging Markets ETF	614,824	31,835,587

Total International Equity		134,904,102

U.S. Equity — 4.6%
iShares Russell 2000 ETF	82,840	13,962,682
iShares Russell Mid-Cap ETF	95,302	21,014,091

Total U.S. Equity		34,976,773

TOTAL EXCHANGE TRADED FUNDS (Cost $215,980,928)		226,660,074

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $3,031,588)	3,040,000	3,028,004

	Shares
SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $10,122,009)	10,122,009	10,122,009

Total Investments — 99.8% (Cost $742,084,115)		755,719,776
Other Assets Less Liabilities — 0.2%		1,206,459

Net Assets — 100.0%		756,926,235

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	69	12/2018	AUD	6,426,758	(50,333)
S&P 500 E-Mini Index	103	12/2018	USD	15,030,275	36,638
U.S. Treasury 10 Year Note	163	12/2018	USD	19,363,891	(274,148)
U.S. Treasury Ultra Bond	53	12/2018	USD	8,175,250	(306,833)

					(594,676)

Short Contracts
Canada 10 Year Bond	(70)	12/2018	CAD	(7,190,493)	97,092
EURO STOXX 50 Index	(141)	12/2018	EUR	(5,541,485)	(93,158)
Euro-Bund	(18)	12/2018	EUR	(3,318,536)	35,868
Euro-Schatz	(29)	12/2018	EUR	(3,763,515)	5,714
MSCI Emerging Markets E-Mini Index	(28)	12/2018	USD	(1,469,440)	(38,983)

					6,533

					(588,143)

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$752,691,772	$3,028,004	$—	$755,719,776

Appreciation in Other Financial Instruments
Futures Contracts (a)	$175,312	$—	$—	$175,312

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(670,297)	$(93,158)	$—	$(763,455)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 68.2%
Alternative Assets — 1.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,168,163	15,314,622

Fixed Income — 40.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	16,767,885	187,632,638
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,535,176	100,281,404
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	715,647	5,582,045
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,380,832	10,977,614
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,813,384	17,045,812
JPMorgan High Yield Fund Class R6 Shares (a)	6,947,537	50,508,592

Total Fixed Income		372,028,105

International Equity — 2.5%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	785,111	10,277,098
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	481,931	12,959,113

Total International Equity		23,236,211

U.S. Equity — 23.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	4,955,240	221,598,317

TOTAL INVESTMENT COMPANIES (Cost $624,727,986)		632,177,255

EXCHANGE TRADED FUNDS — 29.5%
Alternative Assets — 1.8%
Schwab U.S. REIT ETF	386,454	16,126,725

Fixed Income — 1.8%
iShares Core U.S. Aggregate Bond ETF	39,774	4,196,953
iShares TIPS Bond ETF	113,983	12,608,799

Total Fixed Income		16,805,752

International Equity — 20.0%
iShares Core MSCI EAFE ETF	2,511,629	160,945,186
iShares Core MSCI Emerging Markets ETF	478,266	24,764,614

Total International Equity		185,709,800

U.S. Equity — 5.9%
iShares Russell 2000 ETF	130,615	22,015,158
iShares Russell Mid-Cap ETF	147,554	32,535,657

Total U.S. Equity		54,550,815

TOTAL EXCHANGE TRADED FUNDS (Cost $258,282,747)		273,193,092

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $4,043,960)	4,055,000	4,038,999

	Shares
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $20,429,084)	20,429,084	20,429,084

Total Investments — 100.3% (Cost $907,483,777)		929,838,430
Liabilities in Excess of Other Assets — (0.3%)		(2,852,721)

Net Assets — 100.0%		926,985,709

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	80	12/2018	AUD	7,451,313	(58,353)
MSCI Emerging Markets E-Mini Index	1	12/2018	USD	52,480	1,423
S&P 500 E-Mini Index	223	12/2018	USD	32,541,275	79,327
U.S. Treasury 10 Year Note	258	12/2018	USD	30,649,594	(433,927)
U.S. Treasury Ultra Bond	66	12/2018	USD	10,180,500	(413,167)

					(824,697)

Short Contracts
Canada 10 Year Bond	(82)	12/2018	CAD	(8,423,149)	113,737
EURO STOXX 50 Index	(168)	12/2018	EUR	(6,602,620)	(111,004)
Euro-Bund	(20)	12/2018	EUR	(3,687,262)	39,853
Euro-Schatz	(57)	12/2018	EUR	(7,397,253)	11,230

					53,816

					(770,881)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$925,799,431	$4,038,999	$—	$929,838,430

Appreciation in Other Financial Instruments
Futures Contracts (a)	$245,570	$—	$—	$245,570

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(905,447)	$(111,004)	$—	$(1,016,451)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 64.9%
Alternative Assets — 2.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,513,574	19,842,961

Fixed Income — 31.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	13,539,027	151,501,716
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,907,768	79,262,144
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,621,364	12,646,642
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,171,504	9,313,460
JPMorgan High Yield Fund Class R6 Shares (a)	6,360,964	46,244,209

Total Fixed Income		298,968,171

International Equity — 2.9%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	948,465	12,415,406
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	564,169	15,170,500

Total International Equity		27,585,906

U.S. Equity — 28.6%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,116,329	273,522,251

TOTAL INVESTMENT COMPANIES (Cost $607,158,833)		619,919,289

EXCHANGE TRADED FUNDS — 32.7%
Alternative Assets — 1.9%
Schwab U.S. REIT ETF	444,824	18,562,506

Fixed Income — 0.5%
iShares Core U.S. Aggregate Bond ETF	42,074	4,439,648

International Equity — 23.5%
iShares Core MSCI EAFE ETF	3,043,042	194,998,132
iShares Core MSCI Emerging Markets ETF	562,244	29,112,994

Total International Equity		224,111,126

U.S. Equity — 6.8%
iShares Russell 2000 ETF	155,324	26,179,860
iShares Russell Mid-Cap ETF	176,100	38,830,050

Total U.S. Equity		65,009,910

TOTAL EXCHANGE TRADED FUNDS (Cost $293,295,396)		312,123,190

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $4,078,869)	4,090,000	4,073,861

	Shares
SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $16,422,041)	16,422,041	16,422,041

Total Investments — 99.7% (Cost $920,955,139)		952,538,381
Other Assets Less Liabilities — 0.3%		2,482,353

Net Assets — 100.0%		955,020,734

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	96	12/2018	AUD	8,941,576	(70,031)
MSCI Emerging Markets E-Mini Index	54	12/2018	USD	2,833,920	76,703
S&P 500 E-Mini Index	227	12/2018	USD	33,124,975	80,749
U.S. Treasury 10 Year Note	245	12/2018	USD	29,105,234	(412,062)
U.S. Treasury Ultra Bond	47	12/2018	USD	7,249,750	(281,733)

					(606,374)

Short Contracts
Canada 10 Year Bond	(87)	12/2018	CAD	(8,936,755)	120,672
EURO STOXX 50 Index	(175)	12/2018	EUR	(6,877,729)	(115,622)
Euro-Bund	(21)	12/2018	EUR	(3,871,626)	41,846
Euro-Schatz	(75)	12/2018	EUR	(9,733,227)	14,776

					61,672

					(544,702)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$948,464,520	$4,073,861	$—	$952,538,381

Appreciation in Other Financial Instruments
Futures Contracts (a)	$334,746	$—	$—	$334,746

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(763,826)	$(115,622)	$—	$(879,448)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 60.3%
Alternative Assets — 2.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,372,686	17,995,909

Fixed Income — 23.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,816,510	87,466,747
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,825,218	46,601,746
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	955,305	7,451,378
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	843,189	6,703,351
JPMorgan High Yield Fund Class R6 Shares (a)	4,449,672	32,349,112

Total Fixed Income		180,572,334

International Equity — 3.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	900,140	11,782,827
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	506,232	13,612,568

Total International Equity		25,395,395

U.S. Equity — 31.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,588,646	249,924,269

TOTAL INVESTMENT COMPANIES (Cost $459,572,053)		473,887,907

EXCHANGE TRADED FUNDS — 36.7%
Alternative Assets — 2.3%
Schwab U.S. REIT ETF	442,263	18,455,635
Fixed Income — 0.4%
iShares Core U.S. Aggregate Bond ETF	28,230	2,978,829
International Equity — 26.3%
iShares Core MSCI EAFE ETF	2,788,864	178,710,405
iShares Core MSCI Emerging Markets ETF	533,324	27,615,517

Total International Equity		206,325,922

U.S. Equity — 7.7%
iShares Russell 2000 ETF	139,133	23,450,867
iShares Russell Mid-Cap ETF	167,441	36,920,741

Total U.S. Equity		60,371,608

TOTAL EXCHANGE TRADED FUNDS (Cost $273,374,168)		288,131,994

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $3,350,832)	3,360,000	3,346,742

	Shares
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $17,743,147)	17,743,147	17,743,147

Total Investments — 99.7% (Cost $754,040,200)		783,109,790
Other Assets Less Liabilities — 0.3%		2,212,310

Net Assets — 100.0%		785,322,100

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	77	12/2018	AUD	7,171,889	(56,172)
MSCI Emerging Markets E-Mini Index	44	12/2018	USD	2,309,120	62,499
S&P 500 E-Mini Index	208	12/2018	USD	30,352,400	60,865
U.S. Treasury 10 Year Note	197	12/2018	USD	23,402,984	(331,332)
U.S. Treasury Ultra Bond	40	12/2018	USD	6,170,000	(207,978)

					(472,118)

Short Contracts
Canada 10 Year Bond	(69)	12/2018	CAD	(7,087,771)	95,705
EURO STOXX 50 Index	(142)	12/2018	EUR	(5,580,786)	(93,822)
Euro-Bund	(17)	12/2018	EUR	(3,134,173)	33,875
Euro-Schatz	(47)	12/2018	EUR	(6,099,489)	9,260

					45,018

					(427,100)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$779,763,048	$3,346,742	$—	$783,109,790

Appreciation in Other Financial Instruments
Futures Contracts	$262,204	$—	$—	$262,204

Depreciation in Other Financial Instruments
Futures Contracts	$(595,482)	$(93,822)	$—	$(689,304)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 57.3%
Alternative Assets — 2.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,273,553	16,696,281
Fixed Income — 16.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,511,513	50,483,831
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,326,013	26,608,100
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	835,172	6,514,339
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	597,540	4,750,444
JPMorgan High Yield Fund Class R6 Shares (a)	3,812,395	27,716,108

Total Fixed Income		116,072,822

International Equity — 3.6%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	899,196	11,770,476
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	535,311	14,394,499

Total International Equity		26,164,975

U.S. Equity — 35.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,697,777	254,804,580

TOTAL INVESTMENT COMPANIES (Cost $397,366,198)		413,738,658

EXCHANGE TRADED FUNDS — 39.9%
Alternative Assets — 2.5%
Schwab U.S. REIT ETF	435,843	18,187,728
Fixed Income — 0.4%
iShares Core U.S. Aggregate Bond ETF	28,990	3,059,025
International Equity — 28.6%
iShares Core MSCI EAFE ETF	2,810,452	180,093,764
iShares Core MSCI Emerging Markets ETF	504,842	26,140,719

Total International Equity		206,234,483

U.S. Equity — 8.4%
iShares Russell 2000 ETF	140,504	23,681,949
iShares Russell Mid-Cap ETF	164,927	36,366,404

Total U.S. Equity		60,048,353

TOTAL EXCHANGE TRADED FUNDS (Cost $270,813,902)		287,529,589

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $3,075,600)	3,084,000	3,071,831

	Shares
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $15,149,557)	15,149,557	15,149,557

Total Investments — 99.7% (Cost $686,405,257)		719,489,635
Other Assets Less Liabilities — 0.3%		1,836,046

Net Assets — 100.0%		721,325,681

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	62	12/2018	AUD	5,774,768	(45,233)
MSCI Emerging Markets E-Mini Index	49	12/2018	USD	2,571,520	69,599
S&P 500 E-Mini Index	171	12/2018	USD	24,953,175	60,828
U.S. Treasury 10 Year Note	191	12/2018	USD	22,690,203	(321,241)
U.S. Treasury Ultra Bond	34	12/2018	USD	5,244,500	(173,395)

					(409,442)

Short Contracts
Canada 10 Year Bond	(64)	12/2018	CAD	(6,574,165)	88,770
EURO STOXX 50 Index	(130)	12/2018	EUR	(5,109,170)	(85,888)
Euro-Bund	(16)	12/2018	EUR	(2,949,810)	31,883
Euro-Schatz	(42)	12/2018	EUR	(5,450,607)	8,275

					43,040

					(366,402)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$716,417,804	$3,071,831	$—	$719,489,635

Appreciation in Other Financial Instruments
Futures Contracts (a)	$259,355	$—	$—	$259,355

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(539,869)	$(85,888)	$—	$(625,757)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 56.0%
Alternative Assets — 2.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,098,103	14,396,129

Fixed Income — 13.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,736,843	30,625,271
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,903,362	15,226,892
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	541,790	4,225,961
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	485,162	3,857,036
JPMorgan High Yield Fund Class R6 Shares (a)	2,805,337	20,394,802

Total Fixed Income		74,329,962

International Equity — 3.6%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	721,541	9,444,967
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	403,387	10,847,067

Total International Equity		20,292,034

U.S. Equity — 36.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	4,569,284	204,338,400

TOTAL INVESTMENT COMPANIES (Cost $300,221,072)		313,356,525

EXCHANGE TRADED FUNDS — 41.0%
Alternative Assets — 2.7%
Schwab U.S. REIT ETF	356,450	14,874,659

Fixed Income — 0.4%
iShares Core U.S. Aggregate Bond ETF	21,426	2,260,872

International Equity — 29.2%
iShares Core MSCI EAFE ETF	2,231,224	142,976,834
iShares Core MSCI Emerging Markets ETF	395,971	20,503,378

Total International Equity		163,480,212

U.S. Equity — 8.7%
iShares Russell 2000 ETF	115,480	19,464,154
iShares Russell Mid-Cap ETF	131,745	29,049,772

Total U.S. Equity		48,513,926

TOTAL EXCHANGE TRADED FUNDS (Cost $218,792,206)		229,129,669

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $2,423,350)	2,430,000	2,420,411

	Shares
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $13,091,886)	13,091,886	13,091,886

Total Investments — 99.8% (Cost $534,528,514)		557,998,491
Other Assets Less Liabilities — 0.2%		1,290,371

Net Assets — 100.0%		559,288,862

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	47	12/2018	AUD	4,377,647	(34,295)
MSCI Emerging Markets E-Mini Index	48	12/2018	USD	2,519,040	68,181
S&P 500 E-Mini Index	144	12/2018	USD	21,013,200	43,673
U.S. Treasury 10 Year Note	138	12/2018	USD	16,393,969	(232,101)
U.S. Treasury Ultra Bond	31	12/2018	USD	4,781,750	(176,767)

					(331,309)

Short Contracts
Canada 10 Year Bond	(49)	12/2018	CAD	(5,033,345)	67,965
EURO STOXX 50 Index	(100)	12/2018	EUR	(3,930,131)	(66,077)
Euro-Bund	(12)	12/2018	EUR	(2,212,358)	23,912
Euro-Schatz	(35)	12/2018	EUR	(4,542,173)	6,896

					32,696

					(298,613)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$555,578,080	$2,420,411	$—	$557,998,491

Appreciation in Other Financial Instruments
Futures Contracts (a)	$210,627	$—	$—	$210,627

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(443,163)	$(66,077)	$—	$(509,240)

(a)

All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 56.2%
Alternative Assets — 2.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	814,295	10,675,409

Fixed Income — 13.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,985,383	22,216,433
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,447,043	11,576,342
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	444,015	3,463,320
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	299,980	2,384,841
JPMorgan High Yield Fund Class R6 Shares (a)	2,106,121	15,311,498

Total Fixed Income		54,952,434

International Equity — 3.5%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	486,880	6,373,258
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	296,238	7,965,848

Total International Equity		14,339,106

U.S. Equity — 36.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,360,295	150,272,375

TOTAL INVESTMENT COMPANIES (Cost $220,729,617)		230,239,324

EXCHANGE TRADED FUNDS — 41.0%
Alternative Assets — 2.6%
Schwab U.S. REIT ETF	256,801	10,716,306

Fixed Income — 0.4%
iShares Core U.S. Aggregate Bond ETF	14,403	1,519,804

International Equity — 29.3%
iShares Core MSCI EAFE ETF	1,632,537	104,612,971
iShares Core MSCI Emerging Markets ETF	303,297	15,704,719

Total International Equity		120,317,690

U.S. Equity — 8.7%
iShares Russell 2000 ETF	82,751	13,947,681
iShares Russell Mid-Cap ETF	98,467	21,711,973

Total U.S. Equity		35,659,654

TOTAL EXCHANGE TRADED FUNDS (Cost $160,031,525)		168,213,454

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $1,755,130)	1,760,000	1,753,055

	Shares
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $8,897,573)	8,897,573	8,897,573

Total Investments — 99.8% (Cost $391,413,845)		409,103,406
Other Assets Less Liabilities — 0.2%		651,035

Net Assets — 100.0%		409,754,441

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	39	12/2018	AUD	3,632,515	(28,456)
MSCI Emerging Markets E-Mini Index	33	12/2018	USD	1,731,840	46,877
S&P 500 E-Mini Index	97	12/2018	USD	14,154,725	37,951
U.S. Treasury 10 Year Note	102	12/2018	USD	12,117,281	(171,553)
U.S. Treasury Ultra Bond	20	12/2018	USD	3,085,000	(103,989)

					(219,170)

Short Contracts
Canada 10 Year Bond	(35)	12/2018	CAD	(3,595,246)	48,546
EURO STOXX 50 Index	(72)	12/2018	EUR	(2,829,694)	(47,568)
Euro-Bund	(9)	12/2018	EUR	(1,659,268)	17,934
Euro-Schatz	(30)	12/2018	EUR	(3,893,291)	5,911

					24,823

					(194,347)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$407,350,351	$1,753,055	$—	$409,103,406

Appreciation in Other Financial Instruments
Futures Contracts (a)	$157,219	$—	$—	$157,219

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(303,998)	$(47,568)	$—	$(351,566)

(a)

All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 56.2%
Alternative Assets — 2.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	391,682	5,134,957

Fixed Income — 13.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	937,436	10,489,908
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	684,305	5,474,436
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	174,861	1,363,919
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	168,156	1,336,839
JPMorgan High Yield Fund Class R6 Shares (a)	1,011,773	7,355,588

Total Fixed Income		26,020,690

International Equity — 3.6%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	246,088	3,221,295
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	144,607	3,888,479

Total International Equity		7,109,774

U.S. Equity — 36.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,643,095	73,479,202

TOTAL INVESTMENT COMPANIES (Cost $107,442,413)		111,744,623

EXCHANGE TRADED FUNDS — 40.8%
Alternative Assets — 2.5%
Schwab U.S. REIT ETF	120,020	5,008,435

Fixed Income — 0.5%
iShares Core U.S. Aggregate Bond ETF	9,996	1,054,778

International Equity — 29.2%
iShares Core MSCI EAFE ETF	799,211	51,213,441
iShares Core MSCI Emerging Markets ETF	133,933	6,935,051

Total International Equity		58,148,492

U.S. Equity — 8.6%
iShares Russell 2000 ETF	40,686	6,857,625
iShares Russell Mid-Cap ETF	46,226	10,192,833

Total U.S. Equity		17,050,458

TOTAL EXCHANGE TRADED FUNDS (Cost $78,350,884)		81,262,163

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $887,497)	890,000	886,488

	Shares
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $4,263,183)	4,263,183	4,263,183

Total Investments — 99.6% (Cost $190,943,977)		198,156,457
Other Assets Less Liabilities — 0.4%		859,829

Net Assets — 100.0%		199,016,286

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	18	12/2018	AUD	1,676,546	(13,138)
MSCI Emerging Markets E-Mini Index	15	12/2018	USD	787,200	21,309
S&P 500 E-Mini Index	47	12/2018	USD	6,858,475	18,687
U.S. Treasury 10 Year Note	49	12/2018	USD	5,821,047	(82,413)
U.S. Treasury Ultra Bond	10	12/2018	USD	1,542,500	(47,404)

					(102,959)

Short Contracts
Canada 10 Year Bond	(16)	12/2018	CAD	(1,643,541)	22,193
EURO STOXX 50 Index	(34)	12/2018	EUR	(1,336,245)	(22,464)
Euro-Bund	(4)	12/2018	EUR	(737,453)	7,971
Euro-Schatz	(13)	12/2018	EUR	(1,687,093)	2,561

					10,261

					(92,698)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$197,269,969	$886,488	$—	$198,156,457

Appreciation in Other Financial Instruments
Futures Contracts (a)	$72,721	$—	$—	$72,721

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(142,955)	$(22,464)	$—	$(165,419)

(a)

All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 57.7%
Alternative Assets — 2.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	37,654	493,643

Fixed Income — 11.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	75,305	842,666
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	83,991	671,926
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11,095	86,541
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,525	20,071
JPMorgan High Yield Fund Class R6 Shares (a)	119,320	867,454

Total Fixed Income		2,488,658

International Equity — 3.3%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	24,268	317,665
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	14,323	385,138

Total International Equity		702,803

U.S. Equity — 40.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	188,900	8,447,597

TOTAL INVESTMENT COMPANIES (Cost $11,693,934)		12,132,701

EXCHANGE TRADED FUNDS — 41.0%
Alternative Assets — 2.7%
Schwab U.S. REIT ETF	13,694	571,451

Fixed Income — 0.5%
iShares Core U.S. Aggregate Bond ETF	939	99,083

International Equity — 28.8%
iShares Core MSCI EAFE ETF	82,463	5,284,229
iShares Core MSCI Emerging Markets ETF	15,014	777,425

Total International Equity		6,061,654

U.S. Equity — 9.0%
iShares Russell 2000 ETF	4,832	814,434
iShares Russell Mid-Cap ETF	4,921	1,085,080

Total U.S. Equity		1,899,514

TOTAL EXCHANGE TRADED FUNDS (Cost $8,490,885)		8,631,702

SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (b) (Cost $111,993)	111,993	111,993

Total Investments — 99.2% (Cost $20,296,812)		20,876,396
Other Assets Less Liabilities — 0.8%		164,079

Net Assets — 100.0%		21,040,475

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East

ETF	Exchange Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,876,396	$—	$—	$20,876,396

(a)	All portfolio holdings designated as level 1 are disclosed on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 63.5%
Alternative Assets — 1.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	335,287	4,395,613

Fixed Income — 46.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,783,110	87,093,003
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,668,608	45,348,861
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	444,425	3,466,516
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	768,333	6,108,244
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,677,020	15,763,990
JPMorgan High Yield Fund Class R6 Shares (a)	3,847,750	27,973,143

Total Fixed Income		185,753,757

U.S. Equity — 15.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,408,898	63,005,926

TOTAL INVESTMENT COMPANIES (Cost $252,824,711)		253,155,296

EXCHANGE TRADED FUNDS — 31.2%
Alternative Assets — 1.0%
Schwab U.S. REIT ETF	95,751	3,995,689

Fixed Income — 12.5%
iShares Core U.S. Aggregate Bond ETF	132,443	13,975,386
iShares TIPS Bond ETF	324,921	35,942,761

Total Fixed Income		49,918,147

International Equity — 14.0%
iShares Core MSCI EAFE ETF	666,594	42,715,343
iShares Core MSCI Emerging Markets ETF	253,142	13,107,693

Total International Equity		55,823,036

U.S. Equity — 3.7%
iShares Russell 2000 ETF	35,677	6,013,358
iShares Russell Mid-Cap ETF	39,727	8,759,804

Total U.S. Equity		14,773,162

TOTAL EXCHANGE TRADED FUNDS (Cost $120,597,088)		124,510,034

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $1,675,446)	1,680,000	1,673,371

	Shares
SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $17,278,695)	17,278,695	17,278,695

Total Investments — 99.4% (Cost $392,375,940)		396,617,396
Other Assets Less Liabilities — 0.6%		2,452,210

Net Assets — 100.0%		399,069,606

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	37	12/2018	AUD	3,446,232	(26,996)
S&P 500 E-Mini Index	62	12/2018	USD	9,047,350	22,054
U.S. Treasury 10 Year Note	22	12/2018	USD	2,613,531	(37,002)
U.S. Treasury Ultra Bond	44	12/2018	USD	6,787,000	(248,968)

					(290,912)

Short Contracts
Canada 10 Year Bond	(37)	12/2018	CAD	(3,800,689)	51,320
EURO STOXX 50 Index	(73)	12/2018	EUR	(2,868,996)	(48,231)
Euro-Bund	(10)	12/2018	EUR	(1,843,631)	19,927
Euro-Schatz	(15)	12/2018	EUR	(1,946,645)	2,955
MSCI Emerging Markets E-Mini Index	(15)	12/2018	USD	(787,200)	(20,761)

					5,210

					(285,702)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$394,944,025	$1,673,371	$—	$396,617,396

Appreciation in Other Financial Instruments
Futures Contracts (a)	$96,256	$—	$—	$96,256

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(333,727)	$(48,231)	$—	$(381,958)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 100.4%
COMMON STOCKS — 98.7%
Aerospace & Defense — 3.9%
Boeing Co. (The)	391	145,292
General Dynamics Corp.	1,198	245,323
Northrop Grumman Corp.	702	222,668
United Technologies Corp.	37	5,186

		618,469

Airlines — 0.2%
Delta Air Lines, Inc.	675	39,061

Auto Components — 0.1%
Aptiv plc	138	11,576
BorgWarner, Inc.	287	12,288

		23,864

Automobiles — 0.1%
Ford Motor Co.	2,143	19,823

Banks — 6.0%
Bank of America Corp.	12,328	363,188
Citigroup, Inc.	3,326	238,611
First Republic Bank	403	38,648
Huntington Bancshares, Inc.	3,621	54,019
KeyCorp	644	12,808
SunTrust Banks, Inc.	1,494	99,778
SVB Financial Group *	57	17,578
Wells Fargo & Co.	1,579	82,993
Zions Bancorp	948	47,561

		955,184

Beverages — 2.8%
Coca-Cola Co. (The)	5,395	249,186
Molson Coors Brewing Co., Class B	275	16,894
PepsiCo, Inc.	1,663	185,898

		451,978

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. *	438	60,909
Biogen, Inc. *	301	106,473
Celgene Corp. *	50	4,496
Gilead Sciences, Inc.	440	34,001
Vertex Pharmaceuticals, Inc. *	604	116,461

		322,340

Building Products — 0.3%
Allegion plc	315	28,526
Masco Corp.	397	14,537

		43,063

Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)	647	32,991
Charles Schwab Corp. (The)	676	33,212
Goldman Sachs Group, Inc. (The)	31	6,894
Intercontinental Exchange, Inc.	501	37,525
Morgan Stanley	5,250	244,486
S&P Global, Inc.	17	3,370

		358,478

Chemicals — 0.5%
DowDuPont, Inc.	1,118	71,892
Eastman Chemical Co.	108	10,340

		82,232

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	107	9,666

Construction Materials — 0.1%
Vulcan Materials Co.	116	12,915

Consumer Finance — 0.2%
American Express Co.	50	5,320
Capital One Financial Corp.	354	33,641

		38,961

Containers & Packaging — 1.1%
Crown Holdings, Inc. *	1,927	92,476
WestRock Co.	1,508	80,572

		173,048

Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B *	53	11,385
Voya Financial, Inc.	64	3,182

		14,567

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	2,944	157,195

Electric Utilities — 2.1%
NextEra Energy, Inc.	1,443	241,926
Xcel Energy, Inc.	1,844	87,053

		328,979

Electrical Equipment — 1.1%
Eaton Corp. plc	2,108	182,809

Entertainment — 2.2%
Electronic Arts, Inc. *	316	38,076
Walt Disney Co. (The)	2,623	306,786

		344,862

Equity Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	380	68,806
Prologis, Inc.	2,011	136,324
Ventas, Inc.	335	18,234
Vornado Realty Trust	329	23,996

		247,360

Food Products — 1.4%
Kraft Heinz Co. (The)	320	17,615
Mondelez International, Inc., Class A	4,900	210,496

		228,111

Health Care Equipment & Supplies — 3.2%
Becton Dickinson and Co.	99	25,951
Boston Scientific Corp. *	4,560	175,544
Danaher Corp.	88	9,548
Intuitive Surgical, Inc. *	123	70,535
Medtronic plc	1,594	156,831
Zimmer Biomet Holdings, Inc.	522	68,602

		507,011

Health Care Providers & Services — 3.7%
Cigna Corp.	246	51,179
CVS Health Corp.	1,695	133,395
UnitedHealth Group, Inc.	1,493	397,214
Universal Health Services, Inc., Class B	36	4,559

		586,347

Hotels, Restaurants & Leisure — 0.5%
Royal Caribbean Cruises Ltd.	421	54,674
Yum! Brands, Inc.	271	24,638

		79,312

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables — 0.8%
DR Horton, Inc.	742	31,311
Lennar Corp., Class A	2,181	101,845

		133,156

Household Products — 0.1%
Procter & Gamble Co. (The)	103	8,610

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	1,370	227,913

Insurance — 2.5%
American International Group, Inc.	3,045	162,110
Everest Re Group Ltd.	84	19,211
Hartford Financial Services Group, Inc. (The)	1,427	71,272
Lincoln National Corp.	1,287	87,057
Principal Financial Group, Inc.	998	58,488
Prudential Financial, Inc.	59	6,021

		404,159

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A *	437	527,494
Alphabet, Inc., Class C *	140	167,346
Facebook, Inc., Class A *	859	141,299

		836,139

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc. *	319	638,474
Netflix, Inc. *	386	144,455

		782,929

IT Services — 5.8%
Accenture plc, Class A	948	161,426
Alliance Data Systems Corp.	269	63,587
Automatic Data Processing, Inc.	725	109,230
Fidelity National Information Services, Inc.	108	11,737
First Data Corp., Class A *	104	2,555
Mastercard, Inc., Class A	99	22,019
PayPal Holdings, Inc. *	1,467	128,850
Visa, Inc., Class A	2,681	402,319
WEX, Inc. *	52	10,489
Worldpay, Inc. *	91	9,201

		921,413

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	361	88,055

Machinery — 2.4%
Caterpillar, Inc.	1,115	170,024
Deere & Co.	134	20,108
Ingersoll-Rand plc	504	51,520
Parker-Hannifin Corp.	56	10,262
Stanley Black & Decker, Inc.	886	129,764

		381,678

Media — 1.6%
Charter Communications, Inc., Class A *	505	164,719
Comcast Corp., Class A	1,399	49,529
Discovery, Inc., Class A *	218	6,978
DISH Network Corp., Class A *	816	29,186

		250,412

Multiline Retail — 0.6%
Dollar Tree, Inc. *	1,098	89,555

Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	1,238	65,370
Sempra Energy	223	25,364
WEC Energy Group, Inc.	597	39,862

		130,596

Oil, Gas & Consumable Fuels — 6.5%
Andeavor	72	11,068
Chevron Corp.	351	42,895
Concho Resources, Inc. *	466	71,195
Diamondback Energy, Inc.	865	116,895
EOG Resources, Inc.	1,631	208,044
Marathon Petroleum Corp.	1,482	118,476
Occidental Petroleum Corp.	2,816	231,420
Parsley Energy, Inc., Class A *	2,347	68,647
Pioneer Natural Resources Co.	930	161,964

		1,030,604

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	822	119,455

Pharmaceuticals — 5.9%
Allergan plc	63	11,969
Bristol-Myers Squibb Co.	138	8,548
Eli Lilly & Co.	446	47,861
Johnson & Johnson	2,195	303,228
Merck & Co., Inc.	1,869	132,584
Nektar Therapeutics *	337	20,566
Pfizer, Inc.	9,470	417,364

		942,120

Road & Rail — 1.9%
Norfolk Southern Corp.	1,284	231,794
Union Pacific Corp.	449	73,084

		304,878

Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	2,149	198,724
Broadcom, Inc.	296	73,087
Microchip Technology, Inc.	230	18,120
NVIDIA Corp.	1,198	336,631
Texas Instruments, Inc.	2,503	268,503
Universal Display Corp.	219	25,794

		920,859

Software — 6.3%
Adobe Systems, Inc. *	23	6,232
Intuit, Inc.	18	3,991
Microsoft Corp.	6,582	752,823
salesforce.com, Inc. *	1,456	231,618
Workday, Inc., Class A *	102	14,891

		1,009,555

Specialty Retail — 3.4%
AutoZone, Inc.*	254	197,197
Home Depot, Inc. (The)	431	89,270
Lowe’s Cos., Inc.	57	6,546
O’Reilly Automotive, Inc. *	368	127,877
Ross Stores, Inc.	1,200	118,901

		539,791

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	2,588	584,310

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	668	96,424

Tobacco — 0.4%
Altria Group, Inc.	288	17,364
Philip Morris International, Inc.	520	42,436

		59,800

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. *	380	16,252

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	578	40,597

TOTAL COMMON STOCKS (Cost $10,708,061)		15,744,895

	No. of Warrants (000)
WARRANTS — 0.0% (a)
Consumer Finance — 0.0% (a)
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * ‡ (Cost $—)	24	— (b)

	Shares (000)
SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (c) (d) (Cost $271,066)	271,066	271,066

TOTAL LONG POSITIONS (Cost $10,979,127)		16,015,961

SHORT POSITIONS — 0.0% (a)
COMMON STOCKS — 0.0% (a)
Auto Components — 0.0% (a)
Garrett Motion, Inc. (Switzerland) * † (Cost $(176))	(10)	(194)

TOTAL SHORT POSITIONS (Proceeds $(176))		(194)

Total Investments — 100.4% (Cost $10,978,951)		16,015,767
Liabilities in Excess of Other Assets — (0.4%)		(63,504)

Net Assets — 100.0%		15,952,263

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	942	12/2018	USD	137,461	277

					277

Abbreviations

USD	United States Dollar
(a)	Amount rounds to less than 0.1% of net assets.
(b)	Amount rounds to less than one thousand.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
†	Short position is the result of the sale of a security from a pending corporate action on Honeywell International, Inc.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value at and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$16,015,961	$—	$—	(b)	$16,015,961

Total Liabilities for Securities Sold Short (c)	$(194)	$—	$—		$(194)

Appreciation in Other Financial Instruments
Futures Contracts (c)	$277	$—	$—		$277

(a)	All portfolio holdings designated as Level 1 and Level 3 are disclosed individually on the SOIs. Level 3 consists of a warrant. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.
(c)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers between level 1 and level 2 during the period ended September 30, 2018.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 124.4%
COMMON STOCKS — 124.0%
Aerospace & Defense — 2.7%
Boeing Co. (The)	114	42,408
General Dynamics Corp.	668	136,801
Northrop Grumman Corp. (a)	173	55,021
United Technologies Corp.	205	28,632

		262,862

Airlines — 0.6%
Delta Air Lines, Inc.	1,000	57,846

Auto Components — 1.0%
Aptiv plc (a)	891	74,764
BorgWarner, Inc.	422	18,043
Magna International, Inc. (Canada)	175	9,167

		101,974

Banks — 7.7%
Bank of America Corp. (a)	6,445	189,884
Citigroup, Inc.	1,677	120,339
First Republic Bank	493	47,282
KeyCorp	5,879	116,928
SunTrust Banks, Inc.	1,150	76,824
SVB Financial Group *	159	49,396
Wells Fargo & Co. (a)	2,824	148,419

		749,072

Beverages — 2.8%
Coca-Cola Co. (The) (a)	2,803	129,482
PepsiCo, Inc.	1,284	143,504

		272,986

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. *	301	41,840
Biogen, Inc. * (a)	182	64,317
Celgene Corp. *	281	25,151
Gilead Sciences, Inc.	781	60,338
Vertex Pharmaceuticals, Inc. *	353	67,941

		259,587

Building Products — 0.4%
Allegion plc (a)	316	28,647
Masco Corp.	242	8,871

		37,518

Capital Markets — 3.3%
Charles Schwab Corp. (The)	373	18,314
Goldman Sachs Group, Inc. (The)	248	55,719
Intercontinental Exchange, Inc.	815	61,061
Morgan Stanley (a)	3,172	147,704
S&P Global, Inc.	175	34,109

		316,907

Chemicals — 3.5%
Celanese Corp.	200	22,785
DowDuPont, Inc.	3,156	202,968
Eastman Chemical Co.	1,085	103,826
FMC Corp.	107	9,356

		338,935

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	591	53,371

Consumer Finance — 0.4%
American Express Co.	413	43,962

Containers & Packaging — 0.7%
Ball Corp.	215	9,437
WestRock Co.	1,014	54,209

		63,646

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B * (a)	294	62,865
Voya Financial, Inc.	354	17,574

		80,439

Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc. (a)	1,577	84,202

Electric Utilities — 2.9%
Evergy, Inc.	814	44,716
Exelon Corp.	706	30,809
NextEra Energy, Inc. (a)	932	156,235
Xcel Energy, Inc.	957	45,180

		276,940

Electrical Equipment — 0.9%
Eaton Corp. plc	970	84,097

Entertainment — 2.0%
Electronic Arts, Inc. *	613	73,866
Walt Disney Co. (The) (a)	1,050	122,802

		196,668

Equity Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc.	37	6,624
Brixmor Property Group, Inc.	829	14,508
Camden Property Trust	108	10,074
Federal Realty Investment Trust	37	4,736
JBG SMITH Properties	356	13,117
Mid-America Apartment Communities, Inc.	101	10,079
Prologis, Inc.	505	34,230
SBA Communications Corp. *	58	9,355
Ventas, Inc.	720	39,146
Vornado Realty Trust	1,069	78,001

		219,870

Food Products — 1.4%
Mondelez International, Inc., Class A (a)	3,076	132,125

Health Care Equipment & Supplies — 5.1%
Boston Scientific Corp. * (a)	4,212	162,174
Danaher Corp.	485	52,717
Medtronic plc (a)	1,001	98,422
Zimmer Biomet Holdings, Inc. (a)	1,387	182,357

		495,670

Health Care Providers & Services — 4.3%
Aetna, Inc.	190	38,607
Cigna Corp.	328	68,306
McKesson Corp.	102	13,500
UnitedHealth Group, Inc. (a)	919	244,520
Universal Health Services, Inc., Class B	385	49,274

		414,207

Hotels, Restaurants & Leisure — 0.9%
Royal Caribbean Cruises Ltd.	297	38,609
Yum! Brands, Inc.	575	52,284

		90,893

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables — 0.1%
Lennar Corp., Class A	132	6,182

Household Products — 0.8%
Energizer Holdings, Inc.	300	17,599
Procter & Gamble Co. (The)	742	61,740

		79,339

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	843	140,251

Insurance — 2.5%
Allstate Corp. (The)	94	9,284
American International Group, Inc.	874	46,522
Axis Capital Holdings Ltd.	254	14,666
Everest Re Group Ltd.	112	25,668
Hartford Financial Services Group, Inc. (The)	270	13,485
Lincoln National Corp.	1,324	89,587
Principal Financial Group, Inc.	243	14,239
Prudential Financial, Inc.	328	33,219

		246,670

Interactive Media & Services — 5.8%
Alphabet, Inc., Class A * (a)	186	224,219
Alphabet, Inc., Class C * (a)	204	243,775
Facebook, Inc., Class A * (a)	569	93,614

		561,608

Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc. * (a)	188	377,239
Netflix, Inc. *	296	110,717

		487,956

IT Services — 8.5%
Accenture plc, Class A (a)	246	41,902
Alliance Data Systems Corp.	146	34,547
Automatic Data Processing, Inc. (a)	717	108,078
Fidelity National Information Services, Inc.	594	64,833
First Data Corp., Class A *	1,836	44,916
Mastercard, Inc., Class A	673	149,874
PayPal Holdings, Inc. *	1,000	87,861
Visa, Inc., Class A	923	138,500
WEX, Inc. *	395	79,226
Worldpay, Inc. *	716	72,475

		822,212

Leisure Products — 0.1%
Hasbro, Inc.	89	9,329

Machinery — 3.2%
Caterpillar, Inc. (a)	430	65,525
Ingersoll-Rand plc	380	38,851
Parker-Hannifin Corp.	490	90,145
Stanley Black & Decker, Inc.	796	116,603

		311,124

Media — 2.5%
CBS Corp. (Non-Voting), Class B	176	10,128
Charter Communications, Inc., Class A *	261	85,006
Comcast Corp., Class A	1,937	68,580
Discovery, Inc., Class A *	1,703	54,502
Discovery, Inc., Class C *	645	19,067

		237,283

Multiline Retail — 0.4%
Dollar General Corp.	93	10,156
Dollar Tree, Inc. *	317	25,883

		36,039

Multi-Utilities — 1.4%
NiSource, Inc.	530	13,212
Public Service Enterprise Group, Inc.	798	42,111
Sempra Energy	441	50,202
WEC Energy Group, Inc.	420	28,020

		133,545

Oil, Gas & Consumable Fuels — 10.2%
Andeavor	550	84,386
Chevron Corp.	435	53,212
Concho Resources, Inc. *	201	30,694
Devon Energy Corp.	223	8,894
Diamondback Energy, Inc.	631	85,305
EOG Resources, Inc. (a)	834	106,348
Marathon Petroleum Corp.	1,275	102,001
Occidental Petroleum Corp. (a)	3,192	262,325
ONEOK, Inc.	413	28,000
Parsley Energy, Inc., Class A *	2,754	80,541
Pioneer Natural Resources Co. (a)	750	130,703
TransCanada Corp. (Canada)	375	15,153

		987,562

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	309	44,887

Pharmaceuticals — 6.0%
Allergan plc	346	65,847
Bristol-Myers Squibb Co.	760	47,196
Eli Lilly & Co.	661	70,901
Johnson & Johnson	356	49,119
Merck & Co., Inc.	1,266	89,832
Pfizer, Inc. (a)	5,825	256,689

		579,584

Road & Rail — 3.1%
Norfolk Southern Corp. (a)	877	158,368
Union Pacific Corp. (a)	844	137,412

		295,780

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc. (a)	792	73,202
Broadcom, Inc. (a)	932	229,937
Micron Technology, Inc. *	212	9,602
NVIDIA Corp.	737	207,188
Texas Instruments, Inc. (a)	818	87,722
Universal Display Corp.	82	9,644

		617,295

Software — 7.1%
Adobe Systems, Inc. *	127	34,412
Intuit, Inc.	142	32,276
Microsoft Corp. (a)	3,973	454,421
salesforce.com, Inc. * (a)	866	137,773
ServiceNow, Inc. *	51	9,949
Workday, Inc., Class A *	93	13,556

		682,387

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Specialty Retail — 4.1%
AutoZone, Inc. * (a)	148	114,804
Home Depot, Inc. (The) (a)	700	144,948
Lowe’s Cos., Inc.	357	40,958
O’Reilly Automotive, Inc. *	121	41,964
Ross Stores, Inc.	503	49,845

		392,519

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. (a)	1,651	372,767

Textiles, Apparel & Luxury Goods — 1.1%
PVH Corp.	722	104,293

Tobacco — 1.3%
Altria Group, Inc.	2,057	124,073

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. *	198	8,472

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	1,016	71,317

TOTAL COMMON STOCKS (Cost $8,310,674)		11,986,251

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
SHORT-TERM INVESTMENTS — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $35,385)	35,385	35,385

TOTAL LONG POSITIONS (Cost $8,346,059)		12,021,636

SHORT POSITIONS — (24.4)%
COMMON STOCKS — (24.4)%
Aerospace & Defense — (0.5)%
Huntington Ingalls Industries, Inc.	(76)	(19,436)
Lockheed Martin Corp.	(56)	(19,330)
Raytheon Co.	(70)	(14,526)

		(53,292)

Air Freight & Logistics — (0.1)%
CH Robinson Worldwide, Inc.	(109)	(10,653)

Auto Components — (0.2)%
Autoliv, Inc. (Sweden)	(98)	(8,530)
Garrett Motion, Inc. (Switzerland) * †	(67)	(1,247)
Lear Corp.	(54)	(7,810)

		(17,587)

Automobiles — (0.3)%
General Motors Co.	(394)	(13,274)
Tesla, Inc. *	(43)	(11,504)

		(24,778)

Banks — (1.2)%
Associated Banc-Corp.	(507)	(13,192)
BancorpSouth Bank	(677)	(22,147)
Bank of Hawaii Corp.	(109)	(8,588)
Commerce Bancshares, Inc.	(273)	(18,045)
First Hawaiian, Inc.	(195)	(5,289)
M&T Bank Corp.	(21)	(3,482)
People’s United Financial, Inc.	(1,702)	(29,141)
US Bancorp	(265)	(13,986)

		(113,870)

Beverages — (0.1)%
Boston Beer Co., Inc. (The), Class A *	(15)	(4,341)
Brown-Forman Corp., Class B	(106)	(5,363)

		(9,704)

Biotechnology — (0.5)%
AbbVie, Inc.	(351)	(33,176)
Amgen, Inc.	(76)	(15,661)

		(48,837)

Building Products — (0.4)%
Fortune Brands Home & Security, Inc.	(155)	(8,122)
Johnson Controls International plc	(861)	(30,147)

		(38,269)

Capital Markets — (0.3)%
FactSet Research Systems, Inc.	(83)	(18,517)
Invesco Ltd.	(478)	(10,940)

		(29,457)

Chemicals — (1.4)%
Albemarle Corp.	(647)	(64,561)
Ecolab, Inc.	(66)	(10,283)
LyondellBasell Industries NV, Class A	(346)	(35,494)
PPG Industries, Inc.	(177)	(19,331)
Scotts Miracle-Gro Co. (The)	(62)	(4,874)

		(134,543)

Commercial Services & Supplies — (0.2)%
Republic Services, Inc.	(258)	(18,724)

Communications Equipment — (0.5)%
Cisco Systems, Inc.	(775)	(37,728)
Juniper Networks, Inc.	(342)	(10,253)

		(47,981)

Consumer Finance — 0.0% (d)
Synchrony Financial	(95)	(2,966)

Containers & Packaging — (0.4)%
AptarGroup, Inc.	(98)	(10,610)
International Paper Co.	(175)	(8,588)
Packaging Corp. of America	(67)	(7,327)
Sealed Air Corp.	(108)	(4,343)
Sonoco Products Co.	(167)	(9,246)

		(40,114)

Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	(283)	(9,506)

Electric Utilities — (1.2)%
Duke Energy Corp.	(431)	(34,520)
Pinnacle West Capital Corp.	(301)	(23,804)
Southern Co. (The)	(1,423)	(62,041)

		(120,365)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Electrical Equipment — (0.2)%
Hubbell, Inc.	(64)	(8,529)
Rockwell Automation, Inc.	(72)	(13,546)

		(22,075)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp., Class A	(99)	(9,348)

Energy Equipment & Services — (1.3)%
Baker Hughes a GE Co.	(865)	(29,260)
Halliburton Co.	(111)	(4,494)
Helmerich & Payne, Inc.	(141)	(9,681)
National Oilwell Varco, Inc.	(222)	(9,556)
Schlumberger Ltd.	(1,157)	(70,466)

		(123,457)

Entertainment — (0.3)%
Viacom, Inc., Class B	(799)	(26,967)

Equity Real Estate Investment Trusts (REITs) — (1.5)%
Alexandria Real Estate Equities, Inc.	(193)	(24,216)
Apartment Investment & Management Co., Class A	(107)	(4,734)
Crown Castle International Corp.	(125)	(13,874)
Extra Space Storage, Inc.	(128)	(11,057)
Realty Income Corp.	(431)	(24,513)
Simon Property Group, Inc.	(209)	(36,923)
SL Green Realty Corp.	(174)	(16,932)
Tanger Factory Outlet Centers, Inc.	(205)	(4,699)
UDR, Inc.	(117)	(4,740)

		(141,688)

Food & Staples Retailing — (0.8)%
Kroger Co. (The)	(326)	(9,493)
Walgreens Boots Alliance, Inc.	(292)	(21,302)
Walmart, Inc.	(473)	(44,388)

		(75,183)

Food Products — (0.7)%
General Mills, Inc.	(470)	(20,162)
Hershey Co. (The)	(91)	(9,314)
Kellogg Co.	(127)	(8,882)
McCormick & Co., Inc. (Non-Voting)	(211)	(27,837)

		(66,195)

Health Care Equipment & Supplies — (1.2)%
Abbott Laboratories	(149)	(10,957)
Baxter International, Inc.	(197)	(15,150)
DENTSPLY SIRONA, Inc.	(144)	(5,452)
Edwards Lifesciences Corp. *	(122)	(21,199)
Stryker Corp.	(201)	(35,783)
Varian Medical Systems, Inc. *	(221)	(24,748)

		(113,289)

Health Care Providers & Services — (0.7)%
Cardinal Health, Inc.	(567)	(30,592)
Henry Schein, Inc. *	(238)	(20,245)
Humana, Inc.	(28)	(9,614)
Patterson Cos., Inc.	(379)	(9,273)

		(69,724)

Health Care Technology — (0.2)%
Cerner Corp. *	(365)	(23,539)

Hotels, Restaurants & Leisure — (0.7)%
Carnival Corp.	(86)	(5,469)
Chipotle Mexican Grill, Inc. *	(32)	(14,457)
Marriott International, Inc., Class A	(72)	(9,532)
McDonald’s Corp.	(140)	(23,441)
Starbucks Corp.	(178)	(10,099)

		(62,998)

Household Durables — 0.0% (d)
Toll Brothers, Inc.	(139)	(4,602)

Household Products — (0.5)%
Clorox Co. (The)	(326)	(49,054)

Industrial Conglomerates — (0.2)%
3M Co.	(23)	(4,756)
General Electric Co.	(1,231)	(13,902)

		(18,658)

Insurance — (0.4)%
Arch Capital Group Ltd. *	(476)	(14,199)
Torchmark Corp.	(153)	(13,306)
Travelers Cos., Inc. (The)	(58)	(7,464)

		(34,969)

Internet & Direct Marketing Retail — (0.2)%
eBay, Inc. *	(498)	(16,430)

IT Services — (0.8)%
Global Payments, Inc.	(186)	(23,652)
Jack Henry & Associates, Inc.	(97)	(15,482)
Paychex, Inc.	(465)	(34,281)

		(73,415)

Leisure Products — (0.1)%
Mattel, Inc. *	(519)	(8,147)

Machinery — (0.5)%
Donaldson Co., Inc.	(356)	(20,722)
Illinois Tool Works, Inc.	(162)	(22,911)

		(43,633)

Media — (0.9)%
AMC Networks, Inc., Class A *	(379)	(25,142)
Interpublic Group of Cos., Inc. (The)	(799)	(18,268)
Omnicom Group, Inc.	(676)	(45,955)

		(89,365)

Multiline Retail — (0.3)%
Kohl’s Corp.	(406)	(30,243)

Multi-Utilities — (0.7)%
Dominion Energy, Inc.	(584)	(41,067)
DTE Energy Co.	(229)	(25,025)

		(66,092)

Oil, Gas & Consumable Fuels — (2.5)%
Apache Corp.	(840)	(40,056)
Continental Resources, Inc. *	(62)	(4,226)
Enbridge, Inc. (Canada)	(1,179)	(38,057)
Exxon Mobil Corp.	(1,128)	(95,874)
Hess Corp.	(220)	(15,741)
Marathon Oil Corp.	(177)	(4,109)
Murphy Oil Corp.	(141)	(4,705)
Phillips 66	(211)	(23,766)
Williams Cos., Inc. (The)	(529)	(14,393)

		(240,927)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Paper & Forest Products — (0.1)%
Domtar Corp.	(107)	(5,599)

Professional Services — (0.1)%
Robert Half International, Inc.	(132)	(9,276)

Road & Rail — (0.3)%
Canadian National Railway Co. (Canada)	(246)	(22,063)
Werner Enterprises, Inc.	(264)	(9,326)

		(31,389)

Semiconductors & Semiconductor Equipment — (0.7)%
Applied Materials, Inc.	(416)	(16,091)
Lam Research Corp.	(81)	(12,275)
Marvell Technology Group Ltd.	(503)	(9,702)
Xilinx, Inc.	(333)	(26,692)

		(64,760)

Software — 0.0% (d)
Snap, Inc., Class A *	(381)	(3,228)

Specialty Retail — (0.2)%
Bed Bath & Beyond, Inc.	(658)	(9,875)
CarMax, Inc. *	(192)	(14,348)

		(24,223)

Technology Hardware, Storage & Peripherals — (0.3)%
Seagate Technology plc	(497)	(23,549)
Western Digital Corp.	(147)	(8,632)

		(32,181)

Textiles, Apparel & Luxury Goods — (0.4)%
Hanesbrands, Inc.	(1,321)	(24,349)
NIKE, Inc., Class B	(171)	(14,516)

		(38,865)

Trading Companies & Distributors — (0.1)%
WW Grainger, Inc.	(41)	(14,650)

Water Utilities — 0.0% (d)
American Water Works Co., Inc.	(53)	(4,700)

TOTAL COMMON STOCKS (Proceeds $(2,412,537))		(2,359,515)

TOTAL SHORT POSITIONS (Proceeds $(2,412,537))		(2,359,515)

Total Investments — 100.0% (Cost $5,933,522)		9,662,121
Liabilities in Excess of Other Assets — 0.0% (d)		(1,986)

Net Assets — 100.0%		9,660,135

Percentages indicated are based on net assets.

(a)	All or a portion of the security is segregated for short sales. The total value of securities segregated as collateral is approximately $3,196,380,000.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2018.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
†	Short position is the result of the sale of a security from a pending corporate action on Honeywell International, Inc.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,021,636	$—	$—	$12,021,636

Total Liabilities for Securities Sold Short (a)	$(2,359,515)	$—	$—	$(2,359,515)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of Portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 100.2%
COMMON STOCKS — 99.3%
Aerospace & Defense — 2.1%
Boeing Co. (The)	62	22,913
General Dynamics Corp.	214	43,802
Harris Corp.	31	5,262
Northrop Grumman Corp.	106	33,641
United Technologies Corp.	265	36,995

		142,613

Airlines — 0.6%
Delta Air Lines, Inc.	582	33,676
United Continental Holdings, Inc. *	68	6,061

		39,737

Auto Components — 0.5%
Aptiv plc	109	9,173
Delphi Technologies plc	191	6,005
Magna International, Inc. (Canada)	323	16,992

		32,170

Automobiles — 0.2%
Ford Motor Co.	1,428	13,209

Banks — 5.1%
Bank of America Corp.	3,750	110,472
Citigroup, Inc.	1,015	72,805
Citizens Financial Group, Inc.	165	6,359
Huntington Bancshares, Inc.	300	4,482
KeyCorp	2,005	39,872
Regions Financial Corp.	362	6,648
SunTrust Banks, Inc.	533	35,589
Wells Fargo & Co.	1,445	75,928

		352,155

Beverages — 2.5%
Coca-Cola Co. (The)	1,309	60,470
Constellation Brands, Inc., Class A	46	9,973
Molson Coors Brewing Co., Class B	510	31,387
PepsiCo, Inc.	656	73,346

		175,176

Biotechnology — 2.5%
AbbVie, Inc.	216	20,433
Alexion Pharmaceuticals, Inc. *	126	17,501
Amgen, Inc.	96	19,805
Biogen, Inc. *	94	33,133
Celgene Corp. *	216	19,305
Gilead Sciences, Inc.	479	36,950
Vertex Pharmaceuticals, Inc. *	131	25,180

		172,307

Building Products — 0.3%
Masco Corp.	648	23,725

Capital Markets — 3.4%
Bank of New York Mellon Corp. (The)	190	9,668
Charles Schwab Corp. (The)	590	28,981
CME Group, Inc.	39	6,708
Goldman Sachs Group, Inc. (The)	110	24,660
Intercontinental Exchange, Inc.	339	25,419
Morgan Stanley	1,298	60,462
State Street Corp.	296	24,782
T. Rowe Price Group, Inc.	285	31,132
TD Ameritrade Holding Corp.	435	22,958

		234,770

Chemicals — 1.7%
Celanese Corp.	137	15,662
DowDuPont, Inc.	1,167	75,036
Eastman Chemical Co.	318	30,449

		121,147

Communications Equipment — 0.3%
Cisco Systems, Inc.	399	19,405
Motorola Solutions, Inc.	29	3,729

		23,134

Consumer Finance — 0.8%
American Express Co.	126	13,402
Capital One Financial Corp.	461	43,750

		57,152

Containers & Packaging — 0.4%
Avery Dennison Corp.	84	9,080
WestRock Co.	390	20,845

		29,925

Diversified Consumer Services — 0.0% (a)
H&R Block, Inc.	114	2,944

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B *	535	114,652
Voya Financial, Inc.	67	3,322

		117,974

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	872	29,297
Verizon Communications, Inc.	1,098	58,624

		87,921

Electric Utilities — 1.9%
Exelon Corp.	943	41,157
NextEra Energy, Inc.	377	63,212
Xcel Energy, Inc.	597	28,184

		132,553

Electrical Equipment — 0.7%
Eaton Corp. plc	568	49,257

Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	312	27,475

Entertainment — 1.6%
Electronic Arts, Inc. *	215	25,862
Twenty-First Century Fox, Inc., Class A	146	6,750
Walt Disney Co. (The)	687	80,298

		112,910

Equity Real Estate Investment Trusts (REITs) — 2.1%
AvalonBay Communities, Inc.	157	28,395
Digital Realty Trust, Inc.	44	4,905
Equinix, Inc.	25	10,753
Equity Residential	358	23,721
Federal Realty Investment Trust	106	13,468
Prologis, Inc.	542	36,771
Ventas, Inc.	175	9,502
Vornado Realty Trust	263	19,181

		146,696

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Food Products — 0.8%
Mondelez International, Inc., Class A	1,348	57,905

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	136	9,964
Becton Dickinson and Co.	95	24,782
Boston Scientific Corp. *	1,612	62,070
Danaher Corp.	167	18,159
Intuitive Surgical, Inc. *	23	13,076
Medtronic plc	606	59,658
Zimmer Biomet Holdings, Inc.	353	46,346

		234,055

Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	142	13,112
Cigna Corp.	289	60,134
CVS Health Corp.	602	47,387
UnitedHealth Group, Inc.	489	130,206

		250,839

Hotels, Restaurants & Leisure — 0.7%
Hilton Worldwide Holdings, Inc.	286	23,113
Yum! Brands, Inc.	247	22,491

		45,604

Household Durables — 0.3%
Lennar Corp., Class A	348	16,226
Toll Brothers, Inc.	98	3,249

		19,475

Household Products — 0.5%
Energizer Holdings, Inc.	52	3,051
Procter & Gamble Co. (The)	341	28,388

		31,439

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	489	81,406

Insurance — 2.4%
American International Group, Inc.	820	43,648
Chubb Ltd.	31	4,130
Everest Re Group Ltd.	38	8,668
Hartford Financial Services Group, Inc. (The)	508	25,370
Lincoln National Corp.	304	20,590
Marsh & McLennan Cos., Inc.	104	8,590
MetLife, Inc.	657	30,705
Principal Financial Group, Inc.	137	8,050
Prudential Financial, Inc.	133	13,464

		163,215

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A *	102	123,315
Alphabet, Inc., Class C *	99	118,345
Facebook, Inc., Class A *	457	75,166

		316,826

Internet & Direct Marketing Retail — 4.7%
Amazon.com, Inc. *	131	262,273
Booking Holdings, Inc. *	6	11,249
Expedia Group, Inc.	155	20,261
Netflix, Inc. *	85	31,794

		325,577

IT Services — 4.1%
Accenture plc, Class A	104	17,718
Alliance Data Systems Corp.	59	13,926
Automatic Data Processing, Inc.	353	53,243
Fidelity National Information Services, Inc.	327	35,644
First Data Corp., Class A *	275	6,726
Mastercard, Inc., Class A	94	20,877
PayPal Holdings, Inc. *	421	36,987
Visa, Inc., Class A	665	99,802

		284,923

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	91	6,442
Illumina, Inc. *	42	15,472
Thermo Fisher Scientific, Inc.	109	26,707

		48,621

Machinery — 2.6%
Caterpillar, Inc.	212	32,313
Cummins, Inc.	107	15,669
Deere & Co.	128	19,227
Ingersoll-Rand plc	214	21,857
PACCAR, Inc.	386	26,292
Snap-on, Inc.	131	24,057
Stanley Black & Decker, Inc.	260	38,019

		177,434

Media — 1.8%
Charter Communications, Inc., Class A *	142	46,112
Comcast Corp., Class A	1,566	55,436
Discovery, Inc., Class A *	135	4,325
DISH Network Corp., Class A *	366	13,078
Sirius XM Holdings, Inc.	984	6,218

		125,169

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	549	7,639
Newmont Mining Corp.	134	4,043

		11,682

Multiline Retail — 0.9%
Dollar General Corp.	323	35,281
Dollar Tree, Inc. *	286	23,349
Macy’s, Inc.	181	6,283

		64,913

Multi-Utilities — 0.8%
Ameren Corp.	273	17,242
Public Service Enterprise Group, Inc.	393	20,757
Sempra Energy	184	20,923

		58,922

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	763	93,243
Concho Resources, Inc. *	87	13,309
Diamondback Energy, Inc.	264	35,681
EOG Resources, Inc.	519	66,228
Exxon Mobil Corp.	358	30,478
Marathon Petroleum Corp.	657	52,574
Occidental Petroleum Corp.	724	59,452
ONEOK, Inc.	260	17,646
Pioneer Natural Resources Co.	265	46,127

		414,738

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	216	31,420

Pharmaceuticals — 4.9%
Allergan plc	132	25,126
Bristol-Myers Squibb Co.	501	31,118
Eli Lilly & Co.	404	43,350
Johnson & Johnson	584	80,743
Merck & Co., Inc.	744	52,762
Mylan NV *	228	8,343
Pfizer, Inc.	2,172	95,721
Zoetis, Inc.	37	3,393

		340,556

Road & Rail — 2.0%
Norfolk Southern Corp.	339	61,247
Union Pacific Corp.	477	77,703

		138,950

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.	634	58,588
Broadcom, Inc.	159	39,134
Intel Corp.	265	12,550
Microchip Technology, Inc.	459	36,235
Micron Technology, Inc. *	131	5,936
NVIDIA Corp.	259	72,658
Skyworks Solutions, Inc.	76	6,883
Texas Instruments, Inc.	522	55,972

		287,956

Software — 7.3%
Adobe Systems, Inc. *	125	33,709
Citrix Systems, Inc. *	63	6,994
Intuit, Inc.	38	8,584
Microsoft Corp.	2,734	312,666
Oracle Corp.	1,023	52,743
salesforce.com, Inc. *	479	76,169
Workday, Inc., Class A *	121	17,700

		508,565

Specialty Retail — 3.7%
Advance Auto Parts, Inc.	63	10,554
AutoZone, Inc. *	46	35,496
Best Buy Co., Inc.	368	29,225
Home Depot, Inc. (The)	384	79,566
Lowe’s Cos., Inc.	234	26,857
O’Reilly Automotive, Inc. *	98	34,166
Ross Stores, Inc.	424	42,028

		257,892

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	1,239	279,769
Hewlett Packard Enterprise Co.	1,697	27,681
HP, Inc.	1,169	30,126

		337,576

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	166	14,051
PVH Corp.	190	27,379
Ralph Lauren Corp.	66	9,146

		50,576

Tobacco — 1.2%
Altria Group, Inc.	382	23,054
Philip Morris International, Inc.	713	58,118

		81,172

Trading Companies & Distributors — 0.2%
Fastenal Co.	241	13,968
United Rentals, Inc. *	18	2,912

		16,880

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	422	29,605

TOTAL COMMON STOCKS (Cost $4,716,885)		6,888,841

SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $59,524)	59,524	59,524

U.S. TREASURY OBLIGATIONS — 0.0% (a)
U.S. Treasury Bills 2.01%, 1/31/2019 (d) (e) (Cost $5,753)	5,792	5,749

TOTAL SHORT-TERM INVESTMENTS (Cost $65,277)		65,273

TOTAL LONG POSITIONS (Cost $4,782,162)		6,954,114

SHORT POSITIONS — 0.0% (a)
COMMON STOCKS — 0.0% (a)
Auto Components — 0.0% (a)
Garrett Motion, Inc. (Switzerland) * † (Cost $(609))	(37)	(684)

TOTAL SHORT POSITIONS (Proceeds $(609))		(684)

Total Investments — 100.2% (Cost $4,781,553)		6,953,430
Liabilities in Excess of Other Assets — (0.2%)		(13,313)

Net Assets — 100.0%		6,940,117

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	347	12/2018	USD	50,636	110

					110

Abbreviations

USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2018.
(d)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(e)	The rate shown is the effective yield as of September 30, 2018.
*	Non-income producing security.
†	Short position is the result of the sale of a security from a pending corporate action on Honeywell International, Inc.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,948,365	$5,749	$—	$6,954,114

Total Liabilities for Securities Sold Short (b)	$(684)	$—	$—	$(684)

Appreciation in Other Financial Instruments
Futures Contracts	$110	$—	$—	$110

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

(b)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.3%
Aerospace & Defense — 0.6%
Curtiss-Wright Corp.	65	8,918
Moog, Inc., Class A	31	2,691

		11,609

Auto Components — 0.5%
Stoneridge, Inc.*	330	9,799

Banks — 8.2%
1st Source Corp.	53	2,793
BancFirst Corp.	162	9,700
BancorpSouth Bank	217	7,109
Banner Corp.	348	21,648
Cadence BanCorp	14	373
Cathay General Bancorp	85	3,522
CenterState Bank Corp.	42	1,177
Central Pacific Financial Corp.	264	6,970
Central Valley Community Bancorp	20	428
Citizens & Northern Corp.	22	573
City Holding Co.	54	4,163
CVB Financial Corp.	351	7,836
East West Bancorp, Inc.	3	195
FCB Financial Holdings, Inc., Class A *	261	12,376
First Commonwealth Financial Corp.	355	5,734
First Community Bancshares, Inc.	24	803
First Financial Bancorp	92	2,727
First Hawaiian, Inc.	78	2,105
First Interstate BancSystem, Inc., Class A	54	2,415
Flushing Financial Corp.	72	1,757
Great Western Bancorp, Inc.	26	1,114
Guaranty Bancorp	36	1,066
Hope Bancorp, Inc.	174	2,807
Independent Bank Corp.	11	917
Independent Bank Corp.	101	2,391
Investors Bancorp, Inc.	239	2,928
National Bank Holdings Corp., Class A	20	744
OFG Bancorp (Puerto Rico)	197	3,180
PacWest Bancorp	58	2,764
People’s United Financial, Inc.	119	2,030
Sierra Bancorp	25	711
Simmons First National Corp., Class A	101	2,973
Southside Bancshares, Inc.	17	592
TCF Financial Corp.	219	5,205
Trustmark Corp.	75	2,520
UMB Financial Corp.	53	3,729
Union Bankshares Corp.	43	1,638
Webster Financial Corp.	51	3,007
West Bancorp, Inc.	35	818
Westamerica Bancorp	204	12,279

		147,817

Biotechnology — 7.6%
ACADIA Pharmaceuticals, Inc. *	287	5,950
Achillion Pharmaceuticals, Inc. *	885	3,258
Aimmune Therapeutics, Inc. *	118	3,227
Alder Biopharmaceuticals, Inc. *	226	3,765
AMAG Pharmaceuticals, Inc. *	211	4,222
Amicus Therapeutics, Inc. *	362	4,377
Aptinyx, Inc. *	144	4,159
Arena Pharmaceuticals, Inc. *	110	5,079
Biohaven Pharmaceutical Holding Co. Ltd. *	132	4,957
Bluebird Bio, Inc. *	19	2,716
Clovis Oncology, Inc. *	136	3,997
CytomX Therapeutics, Inc. *	124	2,292
Eagle Pharmaceuticals, Inc. *	29	2,038
Flexion Therapeutics, Inc. *	128	2,385
Forty Seven, Inc. *	212	3,169
Global Blood Therapeutics, Inc. *	129	4,894
Gritstone Oncology, Inc. *	54	772
Homology Medicines, Inc. *	148	3,381
La Jolla Pharmaceutical Co. *	118	2,371
Mersana Therapeutics, Inc. *	139	1,391
MiMedx Group, Inc. *	404	2,497
Myriad Genetics, Inc. *	148	6,790
NewLink Genetics Corp. *	430	1,029
Novavax, Inc. *	1,802	3,388
Principia Biopharma, Inc. *	7	193
Puma Biotechnology, Inc. *	85	3,916
REGENXBIO, Inc. *	76	5,753
Sangamo Therapeutics, Inc. *	71	1,207
Sarepta Therapeutics, Inc. *	32	5,168
Selecta Biosciences, Inc. *	262	4,068
Seres Therapeutics, Inc. *	368	2,792
Solid Biosciences, Inc. *	115	5,445
Spark Therapeutics, Inc. *	58	3,147
Sutro Biopharma, Inc. *	43	650
Synergy Pharmaceuticals, Inc. *	1,177	2,001
Synlogic, Inc. *	215	3,055
TG Therapeutics, Inc. *	256	1,432
Vanda Pharmaceuticals, Inc. *	224	5,138
Voyager Therapeutics, Inc. *	196	3,701
Xencor, Inc. *	140	5,440
Y-mAbs Therapeutics, Inc. *	13	343

		135,553

Building Products — 1.3%
Continental Building Products, Inc. *	457	17,149
Masonite International Corp. *	100	6,417

		23,566

Capital Markets — 1.2%
BrightSphere Investment Group plc	56	691
Donnelley Financial Solutions, Inc. *	118	2,113
Evercore, Inc., Class A	33	3,288
Houlihan Lokey, Inc.	143	6,402
MarketAxess Holdings, Inc.	30	5,319
Stifel Financial Corp.	24	1,245
Virtus Investment Partners, Inc.	18	2,025

		21,083

Chemicals — 1.9%
FutureFuel Corp.	194	3,591
Minerals Technologies, Inc.	91	6,165
OMNOVA Solutions, Inc. *	306	3,011
PolyOne Corp.	41	1,806
Sensient Technologies Corp.	32	2,479
Trinseo SA	207	16,208

		33,260

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Commercial Services & Supplies — 1.8%
ACCO Brands Corp.	1,328	15,002
Deluxe Corp.	105	5,978
Ennis, Inc.	297	6,078
Essendant, Inc.	60	765
Interface, Inc.	64	1,504
VSE Corp.	90	2,982

		32,309

Communications Equipment — 1.9%
InterDigital, Inc.	173	13,872
NetScout Systems, Inc. *	804	20,296

		34,168

Construction & Engineering — 1.6%
EMCOR Group, Inc.	315	23,667
MasTec, Inc. *	54	2,411
MYR Group, Inc. *	105	3,427

		29,505

Consumer Finance — 0.7%
Credit Acceptance Corp. *	9	4,118
Green Dot Corp., Class A *	45	4,006
Nelnet, Inc., Class A	72	4,087

		12,211

Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	596	8,350
Myers Industries, Inc.	31	721

		9,071

Distributors — 0.0% (a)
Weyco Group, Inc.	12	405

Diversified Consumer Services — 0.5%
Houghton Mifflin Harcourt Co. *	836	5,849
K12, Inc. *	165	2,914

		8,763

Diversified Telecommunication Services — 0.6%
Frontier Communications Corp.	1,320	8,566
Windstream Holdings, Inc. *	610	2,991

		11,557

Electric Utilities — 1.0%
El Paso Electric Co.	103	5,875
PNM Resources, Inc.	76	2,990
Portland General Electric Co.	179	8,141
Spark Energy, Inc., Class A	148	1,217

		18,223

Electrical Equipment — 1.1%
Bloom Energy Corp., Class A *	12	416
Generac Holdings, Inc. *	276	15,546
Powell Industries, Inc.	90	3,249

		19,211

Electronic Equipment, Instruments & Components — 2.1%
Bel Fuse, Inc., Class B	21	567
Benchmark Electronics, Inc.	308	7,198
ePlus, Inc. *	84	7,740
OSI Systems, Inc. *	116	8,875
Tech Data Corp. *	109	7,801
TTM Technologies, Inc. *	99	1,582
Vishay Intertechnology, Inc.	238	4,841

		38,604

Energy Equipment & Services — 0.9%
Archrock, Inc.	326	3,980
FTS International, Inc. *	135	1,587
Natural Gas Services Group, Inc. *	52	1,106
SEACOR Holdings, Inc.*	30	1,467
Unit Corp. *	121	3,151
US Silica Holdings, Inc.	228	4,289

		15,580

Entertainment — 0.2%
Eros International plc (India) *	241	2,903

Equity Real Estate Investment Trusts (REITs) — 5.1%
Alexander & Baldwin, Inc.	44	1,000
American Assets Trust, Inc.	94	3,502
Ashford Hospitality Trust, Inc.	630	4,023
CBL & Associates Properties, Inc.	102	408
City Office, Inc.	28	351
CorEnergy Infrastructure Trust, Inc.	54	2,020
CoreSite Realty Corp.	136	15,060
CubeSmart	68	1,929
DiamondRock Hospitality Co.	575	6,710
EastGroup Properties, Inc.	44	4,207
EPR Properties	5	328
Equity LifeStyle Properties, Inc.	26	2,479
First Industrial Realty Trust, Inc.	50	1,583
Franklin Street Properties Corp.	87	692
GEO Group, Inc. (The)	448	11,264
Gladstone Commercial Corp.	20	377
Government Properties Income Trust	27	305
Hersha Hospitality Trust	233	5,280
Highwoods Properties, Inc.	38	1,777
Hospitality Properties Trust	103	2,959
InfraREIT, Inc.	30	632
LTC Properties, Inc.	106	4,667
Mack-Cali Realty Corp.	91	1,926
National Retail Properties, Inc.	13	569
Pebblebrook Hotel Trust	78	2,837
Pennsylvania	53	501
Piedmont Office Realty Trust, Inc., Class A	54	1,030
PS Business Parks, Inc.	25	3,228
Ramco-Gershenson Properties Trust	185	2,520
RLJ Lodging Trust	57	1,249
Saul Centers, Inc.	49	2,755
Taubman Centers, Inc.	33	1,992
Xenia Hotels & Resorts, Inc.	42	1,005

		91,165

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club Holdings, Inc. *	90	2,397
Ingles Markets, Inc., Class A	91	3,106

		5,503

Food Products — 1.4%
Darling Ingredients, Inc. *	778	15,031
Dean Foods Co.	259	1,837
Pilgrim’s Pride Corp. *	166	2,996
Post Holdings, Inc. *	25	2,422
Sanderson Farms, Inc.	21	2,191
Seneca Foods Corp., Class A *	20	674

		25,151

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Gas Utilities — 0.3%
Northwest Natural Gas Co.	26	1,719
Southwest Gas Holdings, Inc.	51	4,047

		5,766

Health Care Equipment & Supplies — 2.5%
AngioDynamics, Inc. *	301	6,535
Integer Holdings Corp. *	257	21,318
Lantheus Holdings, Inc. *	80	1,192
Meridian Bioscience, Inc.	221	3,291
NuVasive, Inc. *	102	7,226
Orthofix Medical, Inc. *	49	2,815
OrthoPediatrics Corp. *	40	1,469
Utah Medical Products, Inc.	19	1,809

		45,655

Health Care Providers & Services — 4.3%
Civitas Solutions, Inc. *	348	5,129
Community Health Systems, Inc. *	311	1,077
Cross Country Healthcare, Inc. *	402	3,509
Molina Healthcare, Inc. *	142	21,041
Owens & Minor, Inc.	119	1,967
Quorum Health Corp. *	624	3,657
RadNet, Inc. *	135	2,032
Surgery Partners, Inc. *	142	2,338
Tenet Healthcare Corp. *	534	15,209
Tivity Health, Inc. *	435	13,988
Triple-S Management Corp., Class B (Puerto Rico) *	221	4,171
WellCare Health Plans, Inc. *	7	2,340

		76,458

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. *	498	7,101

Hotels, Restaurants & Leisure — 3.5%
Bloomin’ Brands, Inc.	938	18,567
Brinker International, Inc.	169	7,916
Penn National Gaming, Inc. *	371	12,220
Pinnacle Entertainment, Inc. *	654	22,033
Speedway Motorsports, Inc.	84	1,496

		62,232

Household Durables — 2.3%
Beazer Homes USA, Inc. *	9	97
Hamilton Beach Brands Holding Co., Class A	77	1,678
Hovnanian Enterprises, Inc., Class A *	1,970	3,151
KB Home	897	21,457
Taylor Morrison Home Corp., Class A *	757	13,651
TRI Pointe Group, Inc. *	123	1,524

		41,558

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp. *	1,790	3,938
Pattern Energy Group, Inc., Class A	141	2,802
Vistra Energy Corp. *	97	2,416

		9,156

Insurance — 2.6%
Ambac Financial Group, Inc. *	16	320
CNO Financial Group, Inc.	300	6,374
First American Financial Corp.	55	2,843
Global Indemnity Ltd. (Cayman Islands)	20	754
Kemper Corp.	31	2,478
Kinsale Capital Group, Inc.	83	5,281
MBIA, Inc. *	514	5,498
Navigators Group, Inc. (The)	83	5,763
Primerica, Inc.	87	10,488
ProAssurance Corp.	63	2,977
Third Point Reinsurance Ltd. (Bermuda) *	108	1,401
Universal Insurance Holdings, Inc.	61	2,952

		47,129

Interactive Media & Services — 0.1%
Care.com, Inc.*	103	2,286

Internet & Direct Marketing Retail — 1.0%
Liberty Expedia Holdings, Inc., Class A *	199	9,352
Liberty TripAdvisor Holdings, Inc., Class A *	254	3,775
Shutterfly, Inc.*	78	5,113

		18,240

IT Services — 2.6%
CSG Systems International, Inc.	9	365
Endurance International Group Holdings, Inc. *	224	1,975
Euronet Worldwide, Inc. *	26	2,576
NIC, Inc.	231	3,420
Perficient, Inc. *	334	8,907
Science Applications International Corp.	116	9,317
Switch, Inc., Class A	48	517
Syntel, Inc. *	71	2,901
Travelport Worldwide Ltd.	628	10,596
Unisys Corp. *	305	6,212

		46,786

Life Sciences Tools & Services — 0.5%
Luminex Corp.	82	2,492
Medpace Holdings, Inc. *	97	5,811

		8,303

Machinery — 3.5%
Actuant Corp., Class A	211	5,887
Briggs & Stratton Corp.	322	6,188
Douglas Dynamics, Inc.	246	10,812
FreightCar America, Inc. *	38	611
Graham Corp.	36	1,014
Harsco Corp. *	151	4,314
Hillenbrand, Inc.	196	10,235
Kadant, Inc.	71	7,636
LB Foster Co., Class A *	23	477
Meritor, Inc. *	24	459
Wabash National Corp.	816	14,870

		62,503

Media — 1.9%
Entravision Communications Corp., Class A	240	1,175
Gannett Co., Inc.	869	8,695

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Hemisphere Media Group, Inc. *	231	3,218
MSG Networks, Inc., Class A *	167	4,319
New Media Investment Group, Inc.	127	1,985
Sinclair Broadcast Group, Inc., Class A	345	9,781
tronc, Inc.*	186	3,037
WideOpenWest, Inc. *	170	1,902

		34,112

Metals & Mining — 1.4%
Kaiser Aluminum Corp.	67	7,318
SunCoke Energy, Inc. *	46	537
Warrior Met Coal, Inc.	346	9,353
Worthington Industries, Inc.	171	7,428

		24,636

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Capstead Mortgage Corp.	1,201	9,503
Cherry Hill Mortgage Investment Corp.	109	1,975
Dynex Capital, Inc.	43	272
Invesco Mortgage Capital, Inc.	193	3,058
Two Harbors Investment Corp.	518	7,729

		22,537

Multiline Retail — 0.2%
Dillard’s, Inc., Class A	55	4,183

Oil, Gas & Consumable Fuels — 3.8%
Adams Resources & Energy, Inc.	15	616
Arch Coal, Inc., Class A	58	5,140
Delek US Holdings, Inc.	202	8,588
Denbury Resources, Inc. *	1,043	6,468
Dorian LPG Ltd. *	6	50
EP Energy Corp., Class A *	807	1,887
Gulfport Energy Corp. *	1,277	13,297
NACCO Industries, Inc., Class A	56	1,821
PDC Energy, Inc. *	56	2,732
Peabody Energy Corp.	103	3,653
Renewable Energy Group, Inc. *	90	2,595
REX American Resources Corp. *	110	8,333
Sanchez Energy Corp. *	324	746
W&T Offshore, Inc. *	1,292	12,451

		68,377

Paper & Forest Products — 0.3%
Domtar Corp.	40	2,097
Verso Corp., Class A *	80	2,687

		4,784

Personal Products — 0.5%
Edgewell Personal Care Co. *	47	2,164
Herbalife Nutrition Ltd. *	35	1,931
Medifast, Inc.	13	2,969
USANA Health Sciences, Inc. *	20	2,447

		9,511

Pharmaceuticals — 2.3%
Arvinas, Inc. *	4	74
Endo International plc *	591	9,945
Horizon Pharma plc *	310	6,060
Lannett Co., Inc. *	117	556
Mallinckrodt plc *	202	5,933
Menlo Therapeutics, Inc. *	100	980
Paratek Pharmaceuticals, Inc. *	290	2,808
Prestige Consumer Healthcare, Inc. *	190	7,180
Reata Pharmaceuticals, Inc., Class A *	76	6,189
resTORbio, Inc.*	73	1,107

		40,832

Professional Services — 2.0%
Acacia Research Corp. *	330	1,056
Barrett Business Services, Inc.	172	11,508
Huron Consulting Group, Inc. *	211	10,404
Navigant Consulting, Inc.	155	3,579
TrueBlue, Inc. *	160	4,176
WageWorks, Inc. *	128	5,485

		36,208

Real Estate Management & Development — 0.2%
Cushman & Wakefield plc *	243	4,135

Road & Rail — 0.5%
ArcBest Corp.	100	4,845
Covenant Transportation Group, Inc., Class A *	30	866
Schneider National, Inc., Class B	51	1,284
YRC Worldwide, Inc. *	125	1,126

		8,121

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Energy Industries, Inc. *	25	1,312
Amkor Technology, Inc. *	682	5,040
Cirrus Logic, Inc. *	245	9,457
Cohu, Inc.	37	939
Entegris, Inc.	141	4,085
Rambus, Inc. *	1,741	18,992
Synaptics, Inc. *	149	6,811
Xperi Corp.	629	9,340

		55,976

Software — 4.6%
ACI Worldwide, Inc. *	87	2,443
Aspen Technology, Inc. *	199	22,657
Box, Inc., Class A *	76	1,810
Carbon Black, Inc. *	27	565
Domo, Inc., Class B *	210	4,496
Fair Isaac Corp. *	83	18,878
Manhattan Associates, Inc. *	43	2,364
MicroStrategy, Inc., Class A *	18	2,489
Progress Software Corp.	422	14,906
Proofpoint, Inc. *	39	4,094
SendGrid, Inc. *	15	555
SVMK, Inc. *	39	624
Synchronoss Technologies, Inc. *	752	4,966
Zix Corp. *	397	2,201

		83,048

Specialty Retail — 3.3%
American Eagle Outfitters, Inc.	327	8,124
Asbury Automotive Group, Inc. *	81	5,596
Children’s Place, Inc. (The)	104	13,266
Conn’s, Inc. *	47	1,644
Murphy USA, Inc. *	65	5,538
RH *	121	15,878
Signet Jewelers Ltd.	13	883
Sleep Number Corp. *	215	7,897

		58,826

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Technology Hardware, Storage & Peripherals — 0.1%
Electronics For Imaging, Inc. *	32		1,097

Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc. *	257		5,463
Deckers Outdoor Corp. *	31		3,688
Movado Group, Inc.	205		8,606
Perry Ellis International, Inc. *	65		1,774
Wolverine World Wide, Inc.	156		6,080

			25,611

Thrifts & Mortgage Finance — 2.3%
BankFinancial Corp.	86		1,371
Beneficial Bancorp, Inc.	647		10,936
Capitol Federal Financial, Inc.	19		245
First Defiance Financial Corp.	39		1,162
Meridian Bancorp, Inc.	521		8,849
MGIC Investment Corp. *	223		2,968
NMI Holdings, Inc., Class A *	104		2,351
Northfield Bancorp, Inc.	528		8,399
Radian Group, Inc.	58		1,203
Walker & Dunlop, Inc.	74		3,897

			41,381

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	74		5,822
DXP Enterprises, Inc. *	132		5,305
MRC Global, Inc. *	442		8,298
Titan Machinery, Inc. *	318		4,928

			24,353

Water Utilities — 0.6%
American States Water Co.	169		10,345

TOTAL COMMON STOCKS (Cost $1,408,639)			1,728,262

	No. of Warrants (000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc.expiring 10/1/2019, price 10.75*‡ (Cost $—)	—	(b)	—

	Shares (000)
SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 3.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (c) (d) (Cost $67,744)	67,744		67,744

Total Investments — 100.1% (Cost $1,476,383)			1,796,006
Liabilities in Excess of Other Assets — (0.1%)			(1,043)

Net Assets — 100.0%			1,794,963

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	781	12/2018	USD	66,432	(1,040)

					(1,040)

Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Amount rounds to less than one thousand.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,796,006	$—	$—	(b)	$1,796,006

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,040)	$—	$—		$(1,040)

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of a warrant. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.5%
Aerospace & Defense — 1.1%
United Technologies Corp.	917	128,187

Airlines — 2.3%
Delta Air Lines, Inc.	3,168	183,211
Southwest Airlines Co.	1,360	84,938

		268,149

Banks — 14.0%
Bank of America Corp.	11,992	353,279
Citigroup, Inc.	2,065	148,145
Citizens Financial Group, Inc.	2,553	98,462
Fifth Third Bancorp	2,443	68,201
First Republic Bank	559	53,661
M&T Bank Corp.	1,025	168,607
PNC Financial Services Group, Inc. (The)	1,313	178,828
SunTrust Banks, Inc.	2,180	145,593
US Bancorp	2,212	116,837
Wells Fargo & Co.	5,839	306,915

		1,638,528

Beverages — 1.0%
Keurig Dr Pepper, Inc.	1,513	35,058
Molson Coors Brewing Co., Class B	1,395	85,766

		120,824

Capital Markets — 3.9%
Charles Schwab Corp. (The)	1,740	85,531
Invesco Ltd.	1,877	42,950
Morgan Stanley	2,103	97,919
Northern Trust Corp.	748	76,368
T. Rowe Price Group, Inc.	1,393	152,135

		454,903

Chemicals — 0.3%
AdvanSix, Inc. *	1,030	34,982

Communications Equipment — 1.8%
Cisco Systems, Inc.	2,873	139,752
CommScope Holding Co., Inc. *	2,362	72,652

		212,404

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	689	125,341

Consumer Finance — 3.3%
Ally Financial, Inc.	1,723	45,560
American Express Co.	989	105,319
Capital One Financial Corp.	2,538	240,960

		391,839

Containers & Packaging — 3.1%
Ball Corp.	3,839	168,867
Graphic Packaging Holding Co.	4,004	56,097
Packaging Corp. of America	512	56,183
WestRock Co.	1,576	84,247

		365,394

Distributors — 0.5%
Genuine Parts Co.	587	58,303

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	2,982	159,197

Electric Utilities — 4.7%
American Electric Power Co., Inc.	1,753	124,261
Duke Energy Corp.	712	56,997
Edison International	904	61,156
Eversource Energy	969	59,554
NextEra Energy, Inc.	721	120,788
Xcel Energy, Inc.	2,633	124,292

		547,048

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc. *	1,168	86,091

Energy Equipment & Services — 0.2%
Apergy Corp. *	489	21,297

Equity Real Estate Investment Trusts (REITs) — 6.3%
American Homes 4 Rent, Class A	3,125	68,399
Brixmor Property Group, Inc.	4,696	82,228
CorePoint Lodging, Inc.	1,749	34,012
EastGroup Properties, Inc.	531	50,793
Federal Realty Investment Trust	471	59,542
Kimco Realty Corp.	4,199	70,297
Mid-America Apartment Communities, Inc.	1,043	104,462
Outfront Media, Inc.	3,276	65,365
Public Storage	480	96,742
Rayonier, Inc.	1,906	64,458
Weyerhaeuser Co.	1,330	42,932

		739,230

Food & Staples Retailing — 1.7%
Kroger Co. (The)	1,973	57,432
Walgreens Boots Alliance, Inc.	1,921	140,063

		197,495

Food Products — 0.9%
Post Holdings, Inc. *	1,066	104,559

Health Care Equipment & Supplies — 0.5%
Medtronic plc	598	58,806

Health Care Providers & Services — 2.5%
Aetna, Inc.	383	77,727
AmerisourceBergen Corp.	570	52,565
HCA Healthcare, Inc.	435	60,509
UnitedHealth Group, Inc.	400	106,319

		297,120

Hotels, Restaurants & Leisure — 1.2%
Brinker International, Inc.	1,268	59,233
Hilton Worldwide Holdings, Inc.	1,011	81,686

		140,919

Household Products — 1.7%
Clorox Co. (The)	293	43,995
Energizer Holdings, Inc.	967	56,730
Procter & Gamble Co. (The)	1,238	103,050

		203,775

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	533	64,933
Honeywell International, Inc.	863	143,673

		208,606

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Insurance — 7.5%
Alleghany Corp.	66	43,325
American International Group, Inc.	2,409	128,249
Chubb Ltd.	642	85,843
Fairfax Financial Holdings Ltd. (Canada)	106	57,771
Hartford Financial Services Group, Inc. (The)	1,903	95,078
Loews Corp.	3,854	193,607
Marsh & McLennan Cos., Inc.	904	74,782
Prudential Financial, Inc.	389	39,428
Travelers Cos., Inc. (The)	918	119,070
Unum Group	1,013	39,597

		876,750

Internet & Direct Marketing Retail — 0.6%
Expedia Group, Inc.	498	64,938

Machinery — 1.6%
Dover Corp.	982	86,938
Illinois Tool Works, Inc.	477	67,325
Middleby Corp. (The) *	287	37,149

		191,412

Media — 4.2%
CBS Corp. (Non-Voting), Class B	1,201	68,979
Charter Communications, Inc., Class A *	429	139,961
DISH Network Corp., Class A *	4,031	144,135
Entercom Communications Corp., Class A	6,250	49,376
Nexstar Media Group, Inc., Class A	1,181	96,133

		498,584

Multiline Retail — 1.8%
Kohl’s Corp.	1,431	106,712
Nordstrom, Inc.	1,816	108,597

		215,309

Multi-Utilities — 0.3%
NiSource, Inc.	1,434	35,745

Oil, Gas & Consumable Fuels — 8.7%
ConocoPhillips	1,816	140,548
Diamondback Energy, Inc.	366	49,520
EQT Corp.	1,780	78,742
Exxon Mobil Corp.	2,621	222,839
Kinder Morgan, Inc.	6,837	121,215
Marathon Petroleum Corp.	987	78,907
Occidental Petroleum Corp.	1,490	122,433
PBF Energy, Inc., Class A	730	36,442
Phillips 66	714	80,525
Williams Cos., Inc. (The)	3,231	87,848

		1,019,019

Personal Products — 0.4%
Coty, Inc., Class A	4,088	51,342

Pharmaceuticals — 7.2%
Allergan plc	666	126,780
Johnson & Johnson	1,381	190,774
Merck & Co., Inc.	2,706	191,946
Pfizer, Inc.	7,523	331,530

		841,030

Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	2,091	92,235

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	812	75,105
QUALCOMM, Inc.	1,076	77,506
Texas Instruments, Inc.	1,453	155,932

		308,543

Software — 1.3%
Microsoft Corp.	1,291	147,666

Specialty Retail — 3.6%
AutoZone, Inc. *	196	152,002
Best Buy Co., Inc.	711	56,463
Home Depot, Inc. (The)	380	78,783
Murphy USA, Inc. *	878	75,018
Tiffany & Co.	495	63,839

		426,105

Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co.	2,940	47,948

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	610	56,786

TOTAL COMMON STOCKS (Cost $8,209,068)		11,436,409

	No. of Rights (000)
RIGHTS — 0.0%(a)
Media — 0.0%(a)
Media General, Inc., CVR * ‡ (Cost $—)	2,982	146

	Shares (000)
SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $292,249)	292,249	292,249

Total Investments — 100.0% (Cost $8,501,317)		11,728,804
Other Assets Less Liabilities — 0.0% (a)		3,897

Net Assets — 100.0%		11,732,701

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights

(a)	Amount rounds to less than 0.1% of net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,728,658	$—	$146	$11,728,804

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 28, 2018